UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


 Investment Company Act file number                 811-01944
                                         --------------------------

Principal Variable Contracts Fund, Inc.
--------------------------------------------------------------------------------
(Exact name of registrant as specified in charter)

711 High Street, Des Moines, IA 50392-2080
--------------------------------------------------------------------------------
(Address of principal executive offices)

Princor Financial Services Corporation, Des Moines, IA 50392-2080
--------------------------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code:     515-247-6783
                                                      -----------------

Date of fiscal year end:           December 31, 2005
                            ---------------------------

Date of reporting period:          September 30, 2005
                            ---------------------------


ITEM 1 - SCHEDULE OF INVESTMENTS

                            SCHEDULE OF INVESTMENTS
                            ASSET ALLOCATION ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)

                                              Shares

                                              Held                               Value

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COMMON STOCKS (59.64%)
ADVERTISING AGENCIES (0.11%)
                                                                              $
 Interpublic Group /1/                                       2,500                 29,100
 Omnicom Group                                                 975                 81,539
                                                                                  110,639
AEROSPACE & DEFENSE (0.57%)
 BAE Systems                                                14,977                 91,079
 Boeing                                                      4,000                271,800
 Northrop Grumman                                            1,800                 97,830
 Raytheon                                                    2,300                 87,446
 Rockwell Collins                                              400                 19,328
                                                                                  567,483
AEROSPACE & DEFENSE EQUIPMENT (0.50%)
 General Dynamics                                              900                107,595
 Lockheed Martin                                             1,900                115,976
 United Technologies                                         5,200                269,568
                                                                                  493,139
AGRICULTURAL OPERATIONS (0.04%)
 Monsanto                                                      700                 43,925
AIRLINES (0.05%)
 Southwest Airlines                                          3,600                 53,460
APPAREL MANUFACTURERS (0.11%)
 Coach /1/                                                   1,400                 43,904
 Jones Apparel Group                                           500                 14,250
 Liz Claiborne                                                 600                 23,592
 VF                                                            500                 28,985
                                                                                  110,731
APPLIANCES (0.02%)
 Whirlpool                                                     300                 22,731
APPLICATIONS SOFTWARE (1.18%)
 Intuit /1/                                                    900                 40,329
 Mercury Interactive /1/                                       600                 23,760
 Microsoft                                                  42,000              1,080,660
 Siebel Systems                                              2,500                 25,825
                                                                                1,170,574
ATHLETIC FOOTWEAR (0.08%)
 Nike                                                        1,000                 81,680
AUTO-CARS & LIGHT TRUCKS (0.14%)
 DaimlerChrysler                                             1,437                 76,490
 PSA Peugeot Citroen                                           118                  8,038
 Renault                                                       214                 20,331
 Volkswagen                                                    507                 31,358
                                                                                  136,217
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.07%)
 Paccar                                                      1,050                 71,285
BEVERAGES-NON-ALCOHOLIC (0.99%)
 Coca-Cola                                                  10,725                463,213
 Coca-Cola Enterprises                                       2,300                 44,850
 Pepsi Bottling Group                                        1,400                 39,970
 PepsiCo                                                     7,670                434,965
                                                                                  982,998
BEVERAGES-WINE & SPIRITS (0.23%)
 Brown-Forman                                                  700                 41,678
                                              Shares

                                              Held                               Value

------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
BEVERAGES-WINE & SPIRITS (CONTINUED)
                                                                              $
 Diageo                                                     13,200                190,319
                                                                                  231,997
BREWERY (0.15%)
 Anheuser-Busch                                              3,500                150,640
BROADCASTING SERVICES & PROGRAMMING (0.10%)
 Clear Channel Communications                                3,151                103,636
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.25%)
 Compagnie de Saint-Gobain                                   2,038                117,597
 Masco                                                       3,600                110,448
 Vulcan Materials                                              300                 22,263
                                                                                  250,308
BUILDING & CONSTRUCTION-MISCELLANEOUS (0.07%)
 Bouygues                                                    1,489                 69,421
BUILDING PRODUCTS-AIR & HEATING (0.06%)
 American Standard                                           1,300                 60,515
BUILDING-HEAVY CONSTRUCTION (0.07%)
 Vinci                                                         826                 71,354
BUILDING-MAINTENANCE & SERVICE (0.03%)
 Ecolab                                                        900                 28,737
BUILDING-RESIDENTIAL & COMMERCIAL (0.11%)
 Centex                                                        500                 32,290
 KB Home                                                       400                 29,280
 Pulte Homes                                                 1,000                 42,920
                                                                                  104,490
CABLE TV (0.35%)
 Comcast /1/                                                11,752                345,274
CASINO HOTELS (0.14%)
 Harrah's Entertainment                                      2,200                143,418
CASINO SERVICES (0.08%)
 International Game Technology                               2,906                 78,462
CELLULAR TELECOMMUNICATIONS (0.60%)
 Mobile TeleSystems                                          5,800                235,944
 VimpelCom /1/                                               5,800                257,752
 Vodafone Group                                             41,345                107,886
                                                                                  601,582
CHEMICALS-DIVERSIFIED (0.25%)
 Dow Chemical                                                2,300                 95,841
 E. I. Du Pont de Nemours                                    2,500                 97,925
 PPG Industries                                                500                 29,595
 Rohm & Haas                                                   600                 24,678
                                                                                  248,039
CHEMICALS-SPECIALTY (0.02%)
 Eastman Chemical                                              200                  9,394
 Engelhard                                                     100                  2,791
 Sigma-Aldrich                                                 100                  6,406
                                                                                   18,591
CIRCUIT BOARDS (0.02%)
 Jabil Circuit /1/                                             700                 21,644
                                              Shares

                                              Held                               Value

------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMERCIAL BANKS (0.48%)
                                                                              $
 AmSouth Bancorp                                               600                 15,156
 BB&T                                                          300                 11,715
 Credit Suisse Group                                         3,873                172,133
 Deutsche Bank                                                 918                 86,274
 Marshall & Ilsley                                             400                 17,404
 Regions Financial                                             823                 25,612
 Synovus Financial                                             600                 16,632
 UBS                                                         1,581                134,892
                                                                                  479,818
COMMERCIAL SERVICE-FINANCE (0.12%)
 Equifax                                                       400                 13,976
 H&R Block                                                   1,600                 38,368
 Moody's                                                       200                 10,216
 Paychex                                                     1,400                 51,912
                                                                                  114,472
COMMODITY (2.08%)
 streetTRACKS Gold Trust /1/                                44,400              2,074,368
COMPUTER SERVICES (0.14%)
 Affiliated Computer Services /1/                              600                 32,760
 Computer Sciences /1/                                         900                 42,579
 Electronic Data Systems                                     2,300                 51,612
 Unisys /1/                                                  2,000                 13,280
                                                                                  140,231
COMPUTERS (1.10%)
 Apple Computer /1/                                          2,200                117,942
 Dell /1/                                                    7,600                259,920
 Hewlett-Packard                                             9,100                265,720
 International Business Machines                             5,000                401,100
 Sun Microsystems /1/                                       12,900                 50,568
                                                                                1,095,250
COMPUTERS-MEMORY DEVICES (0.13%)
 EMC /1/                                                     7,700                 99,638
 Network Appliance /1/                                       1,100                 26,114
                                                                                  125,752
COMPUTERS-PERIPHERAL EQUIPMENT (0.02%)
 Lexmark International /1/                                     400                 24,420
CONSUMER PRODUCTS-MISCELLANEOUS (0.30%)
 Clorox                                                      1,300                 72,202
 Fortune Brands                                                600                 48,798
 Kimberly-Clark                                              3,000                178,590
                                                                                  299,590
CONTAINERS-METAL & GLASS (0.01%)
 Ball                                                          300                 11,022
CONTAINERS-PAPER & PLASTIC (0.00%)
 Sealed Air /1/                                                100                  4,746
COSMETICS & TOILETRIES (1.52%)
 Avon Products                                               2,800                 75,600
 Beiersdorf                                                    118                 13,586
 Colgate-Palmolive                                           2,850                150,452
 Gillette                                                    5,100                296,820
 L'Oreal                                                     2,146                166,753
                                              Shares

                                              Held                               Value

------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COSMETICS & TOILETRIES (CONTINUED)
                                                                              $
 Procter & Gamble                                           13,600                808,656
                                                                                1,511,867
CRUISE LINES (0.48%)
 Carnival                                                    6,183                309,026
 Carnival                                                    3,194                165,673
                                                                                  474,699
DATA PROCESSING & MANAGEMENT (0.29%)
 Automatic Data Processing                                   2,400                103,296
 First Data                                                  3,447                137,880
 Fiserv /1/                                                  1,000                 45,870
                                                                                  287,046
DISPOSABLE MEDICAL PRODUCTS (0.05%)
 C.R. Bard                                                     800                 52,824
DISTRIBUTION-WHOLESALE (0.10%)
 W.W. Grainger                                                 300                 18,876
 Wolseley                                                    3,866                 82,004
                                                                                  100,880
DIVERSIFIED MANUFACTURING OPERATIONS (3.14%)
 3M                                                          3,600                264,096
 Cooper Industries                                             300                 20,742
 Danaher                                                     1,400                 75,362
 Dover                                                       1,500                 61,185
 Eaton                                                         800                 50,840
 General Electric                                           49,900              1,680,133
 Honeywell International                                     4,300                161,250
 Illinois Tool Works                                         1,600                131,728
 Ingersoll-Rand                                              2,000                 76,460
 ITT Industries                                                400                 45,440
 Leggett & Platt                                               700                 14,140
 Siemens                                                     2,949                228,082
 Textron                                                       600                 43,032
 Tyco International                                          9,600                267,360
                                                                                3,119,850
DIVERSIFIED OPERATIONS (0.24%)
 LVMH Moet Hennessey Louis Vuitton                           2,924                241,836
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0.06%)
 Cendant                                                     3,100                 63,984
DRUG DELIVERY SYSTEMS (0.02%)
 Hospira /1/                                                   580                 23,763
E-COMMERCE-SERVICES (0.09%)
 eBay /1/                                                    2,056                 84,707
 Monster Worldwide /1/                                         300                  9,213
                                                                                   93,920
ELECTRIC PRODUCTS-MISCELLANEOUS (0.17%)
 Emerson Electric                                            2,100                150,780
 Molex                                                         600                 16,008
                                                                                  166,788
ELECTRIC-GENERATION (0.01%)
 AES /1/                                                       600                  9,858
ELECTRIC-INTEGRATED (0.49%)
 Ameren                                                        400                 21,396
                                              Shares

                                              Held                               Value

------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRIC-INTEGRATED (CONTINUED)
                                                                              $
 American Electric Power                                       400                 15,880
 Cinergy                                                       200                  8,882
 Consolidated Edison                                           200                  9,710
 Constellation Energy Group                                    200                 12,320
 Dominion Resources                                            500                 43,070
 DTE Energy                                                    200                  9,172
 Duke Energy                                                 1,400                 40,838
 Edison International                                          500                 23,640
 Entergy                                                       200                 14,864
 Exelon                                                      1,000                 53,440
 FirstEnergy                                                   300                 15,636
 FPL Group                                                     700                 33,320
 NiSource                                                      200                  4,850
 PG&E                                                          700                 27,475
 PPL                                                           400                 12,932
 Progress Energy                                               200                  8,950
 Public Service Enterprise Group                               400                 25,744
 Southern                                                    1,200                 42,912
 TXU                                                           500                 56,440
 Xcel Energy                                                   400                  7,844
                                                                                  489,315
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.28%)
 Koninklijke Philips Electronics                             9,864                262,943
 Sanmina /1/                                                 1,600                  6,864
 Solectron /1/                                               3,100                 12,121
                                                                                  281,928
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.89%)
 Advanced Micro Devices /1/                                  1,500                 37,800
 Altera /1/                                                  1,600                 30,576
 Broadcom /1/                                                1,000                 46,910
 Freescale Semiconductor /1/                                 1,239                 29,216
 Intel                                                      18,200                448,630
 Micron Technology /1/                                       2,700                 35,910
 National Semiconductor                                      1,100                 28,930
 NVIDIA /1/                                                    700                 23,996
 QLogic /1/                                                    200                  6,840
 Texas Instruments                                           5,000                169,500
 Xilinx                                                        900                 25,065
                                                                                  883,373
ELECTRONIC FORMS (0.07%)
 Adobe Systems                                               2,200                 65,670
ELECTRONIC MEASUREMENT INSTRUMENTS (0.05%)
 Agilent Technologies /1/                                    1,400                 45,850
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (0.04%)
 ABB /1/                                                     5,738                 42,103
ENTERPRISE SOFTWARE & SERVICE (0.77%)
 BMC Software /1/                                            1,000                 21,100
 Computer Associates International                           2,300                 63,963
 Novell /1/                                                  2,000                 14,900
 Oracle /1/                                                 20,200                250,278
 SAP                                                         2,386                414,241
                                                                                  764,482
                                              Shares

                                              Held                               Value

------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ENTERTAINMENT SOFTWARE (0.07%)
                                                                              $
 Electronic Arts /1/                                         1,200                 68,268
FIDUCIARY BANKS (0.44%)
 Bank of New York                                            4,000                117,640
 Mellon Financial                                            9,600                306,912
 Northern Trust                                                100                  5,055
 State Street                                                  200                  9,784
                                                                                  439,391
FINANCE-CONSUMER LOANS (0.01%)
 SLM                                                           200                 10,728
FINANCE-CREDIT CARD (0.48%)
 American Express                                            3,900                224,016
 Capital One Financial                                         100                  7,952
 MBNA                                                       10,100                248,864
                                                                                  480,832
FINANCE-INVESTMENT BANKER & BROKER (2.38%)
 Charles Schwab                                              6,500                 93,795
 Citigroup                                                  23,216              1,056,792
 Goldman Sachs Group                                         2,975                361,701
 JP Morgan Chase                                             4,228                143,456
 Lehman Brothers Holdings                                    2,900                337,792
 Merrill Lynch                                               6,000                368,100
 Piper Jaffray /1/                                              73                  2,180
                                                                                2,363,816
FINANCE-MORTGAGE LOAN/BANKER (0.18%)
 Countrywide Financial                                         500                 16,490
 Federal Home Loan Mortgage                                  2,000                112,920
 Federal National Mortgage Association                       1,100                 49,302
                                                                                  178,712
FINANCE-OTHER SERVICES (0.17%)
 Man Group                                                   5,626                164,721
FINANCIAL GUARANTEE INSURANCE (0.11%)
 Ambac Financial Group                                         400                 28,824
 MBIA                                                        1,000                 60,620
 MGIC Investment                                               300                 19,260
                                                                                  108,704
FOOD-CATERING (0.07%)
 Compass Group                                              19,084                 69,549
FOOD-CONFECTIONERY (0.15%)
 Hershey                                                     1,400                 78,834
 Wm. Wrigley Jr.                                             1,000                 71,880
                                                                                  150,714
FOOD-FLOUR & GRAIN (0.07%)
 Archer Daniels Midland                                      3,000                 73,980
FOOD-MISCELLANEOUS/DIVERSIFIED (0.97%)
 Cadbury Schweppes                                           3,053                 30,921
 Campbell Soup                                               2,100                 62,475
 ConAgra Foods                                               2,400                 59,400
 General Mills                                               1,700                 81,940
 H.J. Heinz                                                  1,700                 62,118
 Kellogg                                                     1,900                 87,647
 Nestle                                                      1,310                385,100
                                              Shares

                                              Held                               Value

------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FOOD-MISCELLANEOUS/DIVERSIFIED (CONTINUED)
                                                                              $
 Sara Lee                                                    4,200                 79,590
 Unilever                                                    1,687                120,307
                                                                                  969,498
FOOD-RETAIL (0.74%)
 Albertson's                                                   900                 23,085
 Carrefour                                                   2,833                130,749
 Koninklijke Ahold /1/                                       3,136                 23,782
 Kroger /1/                                                  4,800                 98,832
 Metro                                                         436                 21,558
 Safeway                                                     1,100                 28,160
 Tesco                                                      74,395                406,681
                                                                                  732,847
FOOD-WHOLESALE & DISTRIBUTION (0.05%)
 Sysco                                                       1,600                 50,192
FORESTRY (0.08%)
 Plum Creek Timber                                           1,100                 41,701
 Weyerhaeuser                                                  600                 41,250
                                                                                   82,951
GAS-DISTRIBUTION (0.02%)
 KeySpan                                                       200                  7,356
 Sempra Energy                                                 200                  9,412
                                                                                   16,768
GOLD MINING (0.05%)
 Newmont Mining                                              1,000                 47,170
HEALTH CARE COST CONTAINMENT (0.08%)
 McKesson                                                    1,700                 80,665
HOME DECORATION PRODUCTS (0.02%)
 Newell Rubbermaid                                           1,000                 22,650
HOTELS & MOTELS (0.61%)
 Accor                                                       2,268                114,900
 Hilton Hotels                                               3,600                 80,352
 InterContinental Hotels Group                               7,539                 95,699
 Marriott International                                      2,532                159,516
 Starwood Hotels & Resorts Worldwide                         2,678                153,101
                                                                                  603,568
HUMAN RESOURCES (0.02%)
 Robert Half International                                     500                 17,795
INDUSTRIAL AUTOMATION & ROBOTS (0.02%)
 Rockwell Automation                                           400                 21,160
INDUSTRIAL GASES (0.07%)
 Air Products & Chemicals                                      500                 27,570
 Praxair                                                       900                 43,137
                                                                                   70,707
INSTRUMENTS-CONTROLS (0.07%)
 Parker Hannifin                                               700                 45,017
 Thermo Electron /1/                                           700                 21,630
                                                                                   66,647
INSTRUMENTS-SCIENTIFIC (0.03%)
 Applied Biosystems Group                                      700                 16,268
                                              Shares

                                              Held                               Value

------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INSTRUMENTS-SCIENTIFIC (CONTINUED)
                                                                              $
 Waters /1/                                                    400                 16,640
                                                                                   32,908
INSURANCE BROKERS (0.12%)
 Aon                                                         1,000                 32,080
 Marsh & McLennan                                            2,800                 85,092
                                                                                  117,172
INTERNET SECURITY (0.11%)
 Symantec /1/                                                4,648                105,324
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.02%)
 Franklin Resources                                            200                 16,792
LEISURE & RECREATION PRODUCTS (0.02%)
 Brunswick                                                     400                 15,092
LIFE & HEALTH INSURANCE (0.90%)
 Aflac                                                       2,200                 99,660
 Cigna                                                         800                 94,288
 Jefferson-Pilot                                               100                  5,117
 Legal & General Group                                     153,898                309,016
 Lincoln National                                            1,300                 67,626
 Manulife Financial                                            400                 21,328
 Prudential                                                 16,630                151,366
 Prudential Financial                                        2,100                141,876
 UnumProvident                                                 100                  2,050
                                                                                  892,327
LINEN SUPPLY & RELATED ITEMS (0.02%)
 Cintas                                                        400                 16,420
MACHINERY-CONSTRUCTION & MINING (0.21%)
 Caterpillar                                                 3,600                211,500
MACHINERY-ELECTRICAL (0.12%)
 Schneider Electric                                          1,504                119,133
MACHINERY-FARM (0.06%)
 Deere                                                       1,000                 61,200
MEDICAL INFORMATION SYSTEM (0.05%)
 IMS Health                                                  1,800                 45,306
MEDICAL INSTRUMENTS (0.74%)
 Biomet                                                      1,400                 48,594
 Guidant                                                     2,000                137,780
 Medtronic                                                   7,317                392,338
 St. Jude Medical /1/                                        3,350                156,780
                                                                                  735,492
MEDICAL LABORATORY & TESTING SERVICE (0.06%)
 Quest Diagnostics                                           1,200                 60,648
MEDICAL PRODUCTS (1.32%)
 Baxter International                                        3,700                147,519
 Becton Dickinson                                            1,400                 73,402
 Johnson & Johnson                                          13,000                822,640
 Nobel Biocare Holding                                         115                 27,206
 Smith & Nephew                                              2,636                 22,197
 Stryker                                                     2,500                123,575
                                              Shares

                                              Held                               Value

------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL PRODUCTS (CONTINUED)
                                                                              $
 Zimmer Holdings /1/                                         1,400                 96,446
                                                                                1,312,985
MEDICAL-BIOMEDICAL/GENE (0.68%)
 Amgen /1/                                                   6,700                533,789
 Biogen Idec /1/                                             2,005                 79,157
 Chiron /1/                                                    100                  4,362
 Genzyme /1/                                                   800                 57,312
 Millipore /1/                                                 100                  6,289
                                                                                  680,909
MEDICAL-DRUGS (4.38%)
 Abbott Laboratories                                         7,400                313,760
 Allergan                                                      600                 54,972
 AstraZeneca                                                 2,331                108,620
 Bristol-Myers Squibb                                       10,200                245,412
 Elan /1/                                                    2,166                 19,586
 Eli Lilly                                                   5,400                289,008
 Forest Laboratories /1/                                     1,600                 62,352
 GlaxoSmithKline                                            15,902                405,666
 Medimmune /1/                                                 500                 16,825
 Merck                                                       8,800                239,448
 Novartis                                                    6,796                346,060
 Novo Nordisk                                                3,700                183,515
 Pfizer                                                     30,700                766,579
 Roche Holding                                               3,468                483,650
 Sanofi-Aventis                                              2,840                235,403
 Schering                                                    1,958                124,477
 Schering-Plough                                             8,200                172,610
 Wyeth                                                       6,300                291,501
                                                                                4,359,444
MEDICAL-HMO (0.88%)
 Aetna                                                       1,900                163,666
 Humana /1/                                                    900                 43,092
 UnitedHealth Group                                          7,900                443,980
 WellPoint /1/                                               3,000                227,460
                                                                                  878,198
MEDICAL-HOSPITALS (0.22%)
 HCA                                                         3,000                143,760
 Health Management Associates                                2,100                 49,287
 Tenet Healthcare /1/                                        2,600                 29,198
                                                                                  222,245
MEDICAL-NURSING HOMES (0.01%)
 Manor Care                                                    300                 11,523
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.28%)
 AmerisourceBergen                                           1,400                108,220
 Cardinal Health                                             2,700                171,288
                                                                                  279,508
METAL-ALUMINUM (0.05%)
 Alcoa                                                       2,100                 51,282
METAL-COPPER (0.03%)
 Phelps Dodge                                                  200                 25,986
METAL-DIVERSIFIED (0.02%)
 Freeport-McMoRan Copper & Gold                                400                 19,436
                                              Shares

                                              Held                               Value

------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MISCELLANEOUS INVESTING (0.19%)
                                                                              $
 Equity Office Properties Trust                              2,400                 78,504
 Equity Residential Properties Trust                         1,600                 60,560
 Prologis Trust                                              1,100                 48,741
                                                                                  187,805
MONEY CENTER BANKS (0.17%)
 Bank of America                                             4,032                169,747
MULTI-LINE INSURANCE (2.64%)
 Allianz                                                     2,410                326,590
 Allstate                                                    3,200                176,928
 American International Group                               10,275                636,639
 Assicurazioni Generali                                     12,518                396,022
 Aviva                                                      13,986                154,023
 AXA                                                        11,823                325,570
 Cincinnati Financial                                          315                 13,195
 Hartford Financial Services Group                           1,800                138,906
 Loews                                                         600                 55,446
 MetLife                                                     3,400                169,422
 XL Capital                                                    600                 40,818
 Zurich Financial Services                                   1,150                196,684
                                                                                2,630,243
MULTIMEDIA (1.14%)
 McGraw-Hill                                                 2,082                100,019
 Time Warner /1/                                            24,524                444,129
 Viacom                                                      9,064                299,203
 Walt Disney                                                11,938                288,064
                                                                                1,131,415
NETWORKING PRODUCTS (0.40%)
 Cisco Systems /1/                                          20,100                360,393
 Lucent Technologies /1/                                    12,300                 39,975
                                                                                  400,368
NON-HAZARDOUS WASTE DISPOSAL (0.05%)
 Waste Management                                            1,700                 48,637
NON-HOTEL GAMBLING (0.12%)
 Hilton Group                                               21,461                119,310
OFFICE AUTOMATION & EQUIPMENT (0.06%)
 Pitney Bowes                                                  700                 29,218
 Xerox /1/                                                   2,500                 34,125
                                                                                   63,343
OFFICE SUPPLIES & FORMS (0.02%)
 ACCO Brands /1/                                               141                  3,979
 Avery Dennison                                                300                 15,717
                                                                                   19,696
OIL & GAS DRILLING (0.12%)
 Nabors Industries /1/                                         600                 43,098
 Transocean /1/                                              1,300                 79,703
                                                                                  122,801
OIL COMPANY-EXPLORATION & PRODUCTION (0.96%)
 Anadarko Petroleum                                            900                 86,175
 Apache                                                      1,300                 97,786
 Burlington Resources                                        1,700                138,244
 Devon Energy                                                1,900                130,416
 EOG Resources                                                 800                 59,920
                                              Shares

                                              Held                               Value

------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL COMPANY-EXPLORATION & PRODUCTION (CONTINUED)
                                                                              $
 Kerr-McGee                                                    398                 38,650
 OAO Gazprom                                                 5,369                359,723
 XTO Energy                                                    900                 40,788
                                                                                  951,702
OIL COMPANY-INTEGRATED (3.10%)
 Amerada Hess                                                  300                 41,250
 BP Amoco                                                    1,034                 12,329
 ChevronTexaco                                               9,030                584,512
 ConocoPhillips                                              5,200                363,532
 Exxon Mobil                                                24,500              1,556,730
 LUKOIL                                                      5,300                305,280
 Marathon Oil                                                1,300                 89,609
 Occidental Petroleum                                        1,500                128,145
                                                                                3,081,387
OIL REFINING & MARKETING (0.11%)
 Valero Energy                                               1,000                113,060
OIL-FIELD SERVICES (0.46%)
 Baker Hughes                                                1,500                 89,520
 BJ Services                                                 1,200                 43,188
 Halliburton                                                 1,900                130,188
 Schlumberger                                                2,300                194,074
                                                                                  456,970
OPTICAL SUPPLIES (0.07%)
 Bausch & Lomb                                                 200                 16,136
 Essilor International                                         606                 50,340
                                                                                   66,476
PAPER & RELATED PRODUCTS (0.09%)
 Georgia-Pacific                                               700                 23,842
 International Paper                                         1,200                 35,760
 MeadWestvaco                                                  600                 16,572
 Temple-Inland                                                 400                 16,340
                                                                                   92,514
PHARMACY SERVICES (0.14%)
 Express Scripts /1/                                         1,000                 62,200
 Medco Health Solutions /1/                                  1,450                 79,503
                                                                                  141,703
PHOTOGRAPHIC EQUIPMENT & SUPPLIES (0.03%)
 Eastman Kodak                                               1,100                 26,763
PIPELINES (0.09%)
 Kinder Morgan                                                 400                 38,464
 Williams                                                    2,200                 55,110
                                                                                   93,574
POWER CONVERTER & SUPPLY EQUIPMENT (0.02%)
 American Power Conversion                                     800                 20,720
PRINTING-COMMERCIAL (0.02%)
 R.R. Donnelley & Sons                                         600                 22,242
PRIVATE CORRECTIONS (0.00%)
 Corrections Corporation of America /1/                          7                    278
PROPERTY & CASUALTY INSURANCE (0.32%)
 ACE                                                         1,100                 51,777
 Chubb                                                         600                 53,730
                                              Shares

                                              Held                               Value

------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PROPERTY & CASUALTY INSURANCE (CONTINUED)
                                                                              $
 Progressive                                                 1,000                104,770
 St. Paul Travelers                                          2,345                105,220
                                                                                  315,497
PUBLICLY TRADED INVESTMENT FUND (4.02%)
 iShares MSCI Emerging Markets Index Fund                   12,200              1,035,536
 iShares MSCI Mexico Index Fund                             34,100              1,117,116
 iShares S&P 500/BARRA Growth Index Fund                    31,600              1,845,440
 Standard & Poor's MidCap 400 Depository
  Receipts                                                      37                  4,843
                                                                                4,002,935
PUBLISHING-NEWSPAPERS (0.22%)
 Gannett                                                     1,660                114,258
 New York Times                                              1,202                 35,760
 Tribune                                                     1,932                 65,475
                                                                                  215,493
RADIO (0.00%)
 Cumulus Media /1/                                               9                    112
REAL ESTATE OPERATOR & DEVELOPER (0.10%)
 Land Securities Group                                       3,739                 97,897
REGIONAL BANKS (0.52%)
 Comerica                                                    1,000                 58,900
 Fifth Third Bancorp                                           700                 25,711
 KeyCorp                                                       100                  3,225
 National City                                                 700                 23,408
 PNC Financial Services Group                                  800                 46,416
 SunTrust Banks                                                300                 20,835
 U.S. Bancorp                                                4,100                115,128
 Wachovia                                                    1,889                 89,898
 Wells Fargo                                                 2,300                134,711
                                                                                  518,232
REINSURANCE (0.11%)
 Muenchener Rueckversicherungs-Gesellschaft                    746                 85,444
 Swiss Reinsurance                                             287                 18,922
                                                                                  104,366
RETAIL-APPAREL & SHOE (0.05%)
 Gap                                                         1,444                 25,169
 Limited Brands                                              1,028                 21,002
                                                                                   46,171
RETAIL-AUTO PARTS (0.02%)
 AutoZone /1/                                                  205                 17,066
RETAIL-BEDDING (0.02%)
 Bed Bath & Beyond /1/                                         598                 24,028
RETAIL-BUILDING PRODUCTS (0.22%)
 Home Depot                                                  3,593                137,037
 Lowe's                                                      1,299                 83,656
                                                                                  220,693
RETAIL-CONSUMER ELECTRONICS (0.04%)
 Best Buy                                                      853                 37,131
RETAIL-DISCOUNT (0.84%)
 Costco Wholesale                                            1,775                 76,485
                                              Shares

                                              Held                               Value

------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-DISCOUNT (CONTINUED)
                                                                              $
 Dollar General                                                680                 12,471
 Family Dollar Stores                                          359                  7,133
 Target                                                      1,549                 80,440
 TJX                                                           896                 18,350
 Wal-Mart Stores                                            14,700                644,154
                                                                                  839,033
RETAIL-DRUG STORE (0.18%)
 CVS                                                         1,800                 52,218
 Walgreen                                                    2,975                129,264
                                                                                  181,482
RETAIL-JEWELRY (0.23%)
 Compagnie Financiere Richemont                              5,406                214,898
 Tiffany                                                       346                 13,761
                                                                                  228,659
RETAIL-MAJOR DEPARTMENT STORE (0.03%)
 J.C. Penney                                                   641                 30,396
RETAIL-OFFICE SUPPLIES (0.03%)
 Staples                                                     1,545                 32,939
RETAIL-REGIONAL DEPARTMENT STORE (0.07%)
 Federated Department Stores                                   558                 37,314
 Kohl's /1/                                                    597                 29,957
                                                                                   67,271
RETAIL-RESTAURANTS (0.99%)
 Darden Restaurants                                          1,300                 39,481
 McDonald's                                                 14,769                494,614
 Starbucks /1/                                               4,587                229,809
 Wendy's International                                       1,000                 45,150
 Yum! Brands                                                 3,598                174,179
                                                                                  983,233
RUBBER-TIRES (0.09%)
 Compagnie Generale des Etablissements
  Michelin                                                     753                 44,376
 Continental                                                   569                 46,841
                                                                                   91,217
SAVINGS & LOANS-THRIFTS (0.07%)
 Golden West Financial                                         400                 23,756
 Washington Mutual                                           1,100                 43,142
                                                                                   66,898
SCHOOLS (0.02%)
 Apollo Group /1/                                              300                 19,917
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.11%)
 Analog Devices                                              1,100                 40,854
 Linear Technology                                             700                 26,313
 Maxim Integrated Products                                   1,000                 42,650
                                                                                  109,817
SEMICONDUCTOR EQUIPMENT (0.14%)
 Applied Materials /1/                                       5,200                 88,192
 Kla-Tencor                                                    600                 29,256
 Novellus Systems /1/                                          600                 15,048
 Teradyne /1/                                                  600                  9,900
                                                                                  142,396
                                              Shares

                                              Held                               Value

------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SOAP & CLEANING PREPARATION (0.17%)
                                                                              $
 Henkel                                                        419                 38,226
 Reckitt Benckiser                                           4,179                127,604
                                                                                  165,830
STEEL PRODUCERS (0.04%)
 Nucor                                                         400                 23,596
 United States Steel                                           300                 12,705
                                                                                   36,301
TELECOMMUNICATION EQUIPMENT (0.06%)
 Avaya /1/                                                   1,300                 13,390
 Comverse Technology /1/                                       600                 15,762
 Lucent Technologies-Warrants /1/                              942                    895
 Scientific-Atlanta                                            500                 18,755
 Tellabs /1/                                                 1,300                 13,676
                                                                                   62,478
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.09%)
 Corning /1/                                                 4,100                 79,253
 JDS Uniphase /1/                                            4,700                 10,434
                                                                                   89,687
TELEPHONE-INTEGRATED (1.94%)
 ALLTEL                                                        700                 45,577
 AT&T                                                        1,805                 35,739
 BellSouth                                                   4,400                115,720
 BT Group                                                   27,902                109,829
 CenturyTel                                                    500                 17,490
 Deutsche Telekom                                           10,562                192,794
 Portugal Telecom                                            6,165                 56,490
 Qwest Communications International /1/                      5,000                 20,500
 Royal KPN                                                  13,079                117,634
 SBC Communications                                          7,900                189,363
 Sprint Nextel                                               6,138                145,962
 Swisscom                                                      407                133,536
 Telecom Italia                                             44,931                146,532
 Telecom Italia                                             20,744                 57,898
 Telefonica                                                 20,487                336,415
 Telefonica                                                      1                     49
 Verizon Communications                                      6,500                212,485
                                                                                1,934,013
TELEVISION (0.05%)
 Univision Communications /1/                                1,816                 48,178
THERAPEUTICS (0.07%)
 Gilead Sciences /1/                                         1,500                 73,140
TOBACCO (0.72%)
 Altria Group                                                8,700                641,277
 Reynolds American                                             500                 41,510
 UST                                                           700                 29,302
                                                                                  712,089
TOOLS-HAND HELD (0.03%)
 Black & Decker                                                300                 24,627
TOYS (0.03%)
 Mattel                                                      1,600                 26,688
TRANSPORT-RAIL (0.24%)
 Burlington Northern Santa Fe                                1,200                 71,760
                                              Shares

                                              Held                               Value

------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TRANSPORT-RAIL (CONTINUED)
                                                                              $
 CSX                                                         1,000                 46,480
 Norfolk Southern                                            1,300                 52,728
 Union Pacific                                               1,000                 71,700
                                                                                  242,668
TRANSPORT-SERVICES (0.41%)
 FedEx                                                       1,100                 95,843
 United Parcel Service                                       4,500                311,085
                                                                                  406,928
WEB PORTALS (0.18%)
 Yahoo /1/                                                   5,200                175,968
WIRELESS EQUIPMENT (0.38%)
 Motorola                                                    7,200                159,048
 Qualcomm                                                    4,800                214,800
                                                                                  373,848
                                              TOTAL COMMON STOCKS              59,351,614

                                              Shares

                                              Held                               Value

------------------------------------------------------------------------------------------------
PREFERRED STOCKS (0.00%)
REAL ESTATE OPERATOR & DEVELOPER (0.00%)
 Atlantic Gulf Communities /2/                               4,809                      -
                                           TOTAL PREFERRED STOCKS                       -

                                              Principal

                                              Amount                             Value

------------------------------------------------------------------------------------------------
BONDS (12.47%)
ADVERTISING AGENCIES (0.03%)
 Interpublic Group
                                                         $                    $
  5.40%; 11/15/09                                           30,000                 28,050
ADVERTISING SERVICES (0.03%)
 WPP Finance
  5.88%; 06/15/14                                           25,000                 25,848
AEROSPACE & DEFENSE (0.08%)
 BAE Systems Asset Trust
  6.66%; 09/15/13 /3/                                       56,042                 60,064
 Raytheon
  6.75%; 08/15/07                                           15,000                 15,500
  8.30%; 03/01/10                                            5,000                  5,673
                                                                                   81,237
AIRLINES (0.04%)
 Southwest Airlines
  5.50%; 11/01/06                                           35,000                 35,378
ASSET BACKED SECURITIES (1.05%)
 Bear Stearns Asset Backed Securities
  3.95%; 08/25/35 /4/                                      117,720                117,713
  4.02%; 08/25/31 /4/                                      116,689                116,694
                                              Principal

                                              Amount                             Value

------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
ASSET BACKED SECURITIES (CONTINUED)
 Bear Stearns Asset Backed Securities
  (continued)
                                                         $                    $
  4.03%; 09/25/34 /4/                                      111,479                111,550
 Credit-Based Asset Servicing &
  Securitization
  3.93%; 08/25/35 /4/                                      143,717                143,713
 First Franklin Mortgage Loan Asset Backed
  Certificates
  3.93%; 07/25/35 /4/                                      143,402                143,412
 Master Asset Backed Securities Trust
  3.92%; 03/25/35 /4/                                       73,031                 73,044
 Ownit Mortgage Loan Asset Backed
  Certificates
  3.94%; 03/25/36 /4/                                       78,278                 78,292
 Park Place Securities
  3.92%; 07/25/35 /4/                                      103,885                103,899
 Structured Asset Securities
  4.18%; 12/25/34 /4/                                      159,217                159,290
                                                                                1,047,607
AUTO FLOOR PLAN ASSET BACKED SECURITIES (0.10%)
 GE Dealer Floorplan Master Note Trust
  3.85%; 07/20/08 /4/                                      100,000                100,003
AUTO-CARS & LIGHT TRUCKS (0.11%)
 DaimlerChrysler Holding
  7.20%; 09/01/09                                           20,000                 21,337
 General Motors
  8.38%; 07/15/33                                          115,000                 89,700
                                                                                  111,037
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.02%)
 Lear
  8.11%; 05/15/09                                           25,000                 24,863
AUTOMOBILE SEQUENTIAL (0.65%)
 Capital Auto Receivables Asset Trust
  1.44%; 02/15/07                                           23,886                 23,771
  3.83%; 04/15/08 /4/                                      150,000                150,072
  3.85%; 01/15/08 /4/                                      150,000                150,094
 Honda Auto Receivables Owner Trust
  2.52%; 02/15/07                                           51,702                 51,552
 Merrill Auto Trust Securitization
  3.84%; 04/25/08 /4/                                      200,000                200,005
 USAA Auto Owner Trust
  2.41%; 02/15/07                                           31,034                 30,971
 Wachovia Auto Owner Trust
  2.40%; 05/21/07                                           44,606                 44,462
                                                                                  650,927
BREWERY (0.08%)
 FBG Finance
  5.13%; 06/15/15 /3/                                       45,000                 44,145
 Miller Brewing
  4.25%; 08/15/08 /3/                                       40,000                 39,432
                                                                                   83,577
CABLE TV (0.12%)
 Comcast Cable Communications
  8.38%; 05/01/07                                           25,000                 26,377
                                              Principal

                                              Amount                             Value

------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
CABLE TV (CONTINUED)
 Cox Communications
                                                         $                    $
  4.63%; 01/15/10                                           30,000                 29,333
 EchoStar DBS
  6.38%; 10/01/11                                           65,000                 64,431
                                                                                  120,141
CELLULAR TELECOMMUNICATIONS (0.03%)
 AT&T Wireless Services
  8.75%; 03/01/31                                           20,000                 26,996
CHEMICALS-DIVERSIFIED (0.02%)
 ICI Wilmington
  4.38%; 12/01/08                                           20,000                 19,662
CONSUMER PRODUCTS-MISCELLANEOUS (0.05%)
 Clorox
  3.98%; 12/14/07 /4/                                       50,000                 50,079
CONTAINERS-PAPER & PLASTIC (0.06%)
 Sealed Air
  5.63%; 07/15/13 /3/                                       55,000                 55,151
CREDIT CARD ASSET BACKED SECURITIES (3.02%)
 American Express Credit Account Master
  Trust
  3.88%; 09/15/09 /4/                                      200,000                200,279
  3.88%; 11/16/09 /4/                                      275,000                275,430
  3.88%; 12/15/09 /4/                                      200,000                200,329
  3.91%; 09/15/08 /4/                                      200,000                200,110
 BA Master Credit Card Trust
  3.89%; 06/15/08 /4/                                      275,000                275,221
 Bank One Issuance Trust
  3.82%; 02/17/09 /4/                                      275,000                275,097
 Chase Credit Card Master Trust
  5.50%; 11/17/08                                          350,000                353,000
 Citibank Credit Card Issuance Trust
  6.90%; 10/15/07                                          200,000                200,252
 Fleet Credit Card Master Trust II
  3.91%; 05/15/08 /4/                                      200,000                200,032
 GE Capital Credit Card Master Note Trust
  3.81%; 09/15/10 /4/                                      150,000                150,120
  3.82%; 06/15/10 /4/                                      150,000                150,103
 MBNA Credit Card Master Note Trust
  3.88%; 08/17/09 /4/                                      275,000                275,406
  3.91%; 02/16/10 /4/                                      250,000                250,640
                                                                                3,006,019
DIVERSIFIED FINANCIAL SERVICES (0.14%)
 General Electric Capital
  4.25%; 12/01/10                                           25,000                 24,520
  6.75%; 03/15/32                                           50,000                 58,812
 NiSource Finance
  4.39%; 11/23/09 /4/                                       30,000                 30,117
  7.63%; 11/15/05                                           25,000                 25,092
                                                                                  138,541
DIVERSIFIED MANUFACTURING OPERATIONS (0.16%)
 Honeywell International
  5.13%; 11/01/06                                          155,000                155,936
                                              Principal

                                              Amount                             Value

------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
ELECTRIC PRODUCTS-MISCELLANEOUS (0.03%)
 LG Electronics
                                                         $                    $
  5.00%; 06/17/10 /3/                                       30,000                 29,574
ELECTRIC-DISTRIBUTION (0.01%)
 Detroit Edison
  6.13%; 10/01/10                                            5,000                  5,283
ELECTRIC-INTEGRATED (0.76%)
 Arizona Public Service
  5.80%; 06/30/14                                           40,000                 41,899
  6.75%; 11/15/06                                           15,000                 15,339
 CC Funding Trust I
  6.90%; 02/16/07                                           25,000                 25,693
 Cincinnati Gas & Electric
  5.70%; 09/15/12                                           20,000                 20,743
 Consumers Energy
  4.00%; 05/15/10                                           15,000                 14,422
  4.80%; 02/17/09                                           25,000                 24,926
  5.38%; 04/15/13                                           10,000                 10,109
 Entergy Gulf States
  3.60%; 06/01/08                                           20,000                 19,204
  4.27%; 12/01/09 /4/                                       20,000                 20,048
 Exelon
  6.75%; 05/01/11                                           25,000                 26,798
 Monongahela Power
  5.00%; 10/01/06                                           20,000                 20,041
 Nevada Power
  9.00%; 08/15/13                                           16,000                 17,770
 Pacific Gas & Electric
  6.05%; 03/01/34                                           20,000                 20,808
 PECO Energy Transition Trust
  6.05%; 03/01/09                                          399,174                404,908
 PSEG Energy Holdings
  7.75%; 04/16/07                                           15,000                 15,338
  8.63%; 02/15/08                                           25,000                 26,125
 TXU
  6.38%; 06/15/06                                           20,000                 20,217
 Wisconsin Electric Power
  3.50%; 12/01/07                                           10,000                  9,763
                                                                                  754,151
FINANCE-AUTO LOANS (0.30%)
 Ford Motor Credit
  7.25%; 10/25/11                                           30,000                 28,476
 General Motors Acceptance
  6.88%; 09/15/11                                           35,000                 31,836
  8.00%; 11/01/31                                           60,000                 52,390
 Toyota Motor Credit
  5.65%; 01/15/07                                          185,000                187,076
                                                                                  299,778
FINANCE-COMMERCIAL (0.03%)
 CIT Group
  3.65%; 11/23/07                                           30,000                 29,393
FINANCE-CONSUMER LOANS (0.87%)
 American General Finance
  5.88%; 07/14/06                                          105,000                106,192
                                              Principal

                                              Amount                             Value

------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-CONSUMER LOANS (CONTINUED)
 Household Finance
                                                         $                    $
  4.13%; 12/15/08                                           15,000                 14,728
 HSBC Finance
  6.75%; 05/15/11                                           95,000                103,324
 SLM
  4.00%; 01/15/10                                           80,000                 77,726
 SLM Student Loan Trust
  3.67%; 10/25/12 /4/                                      200,000                199,428
  3.67%; 04/25/13 /4/                                      275,000                274,894
  3.69%; 01/25/13 /4/                                       88,027                 88,093
                                                                                  864,385
FINANCE-CREDIT CARD (0.10%)
 MBNA
  4.16%; 05/05/08 /4/                                       55,000                 55,452
  6.13%; 03/01/13                                           40,000                 42,676
                                                                                   98,128
FINANCE-INVESTMENT BANKER & BROKER (0.23%)
 Citigroup
  5.63%; 08/27/12                                           40,000                 41,580
  6.00%; 02/21/12                                           60,000                 63,756
 Goldman Sachs Group
  5.25%; 10/15/13                                           30,000                 30,271
 JP Morgan Chase
  6.00%; 02/15/09                                           90,000                 93,301
                                                                                  228,908
FINANCE-MORTGAGE LOAN/BANKER (0.34%)
 Federal Home Loan Mortgage
  5.13%; 11/07/13                                          240,000                240,196
 Nationwide Building Society
  4.25%; 02/01/10 /3/                                       60,000                 58,745
 Residential Capital
  6.38%; 06/30/10 /3/                                       40,000                 40,523
                                                                                  339,464
FINANCE-OTHER SERVICES (0.07%)
 Caterpillar Financial Services
  3.63%; 11/15/07                                           10,000                  9,815
  3.89%; 08/20/07 /4/                                       55,000                 55,076
                                                                                   64,891
FOOD-MISCELLANEOUS/DIVERSIFIED (0.01%)
 General Mills
  3.88%; 11/30/07                                           15,000                 14,738
GAS-DISTRIBUTION (0.08%)
 Ras Laffan Liquefied Natural Gas
  8.29%; 03/15/14 /3/                                       40,000                 46,715
 Sempra Energy
  4.62%; 05/17/07                                           30,000                 29,937
                                                                                   76,652
HOME EQUITY-OTHER (1.19%)
 ACE Securities
  3.94%; 07/25/35 /4/                                      183,222                183,218
 Aegis Asset Backed Securities Trust
  3.93%; 08/25/35 /4/                                      161,126                161,133
  3.94%; 10/25/35 /4/                                      148,801                148,812
                                              Principal

                                              Amount                             Value

------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
HOME EQUITY-OTHER (CONTINUED)
 Asset Backed Funding Certificates
                                                         $                    $
  3.91%; 01/25/35 /4/                                       93,193                 93,208
 GSAMP Trust
  3.92%; 06/25/35 /4/                                      103,550                103,556
  3.95%; 02/25/35 /4/                                       76,292                 76,308
 NovaStar Home Equity Loan
  3.95%; 06/25/35 /4/                                      137,595                137,620
 Option One Mortgage Loan Trust
  4.13%; 11/25/34 /4/                                      153,200                153,380
 Residential Asset Securities
  3.99%; 10/25/22 /4/                                       53,088                 53,095
 Wells Fargo Home Equity Trust
  4.00%; 02/25/18 /4/                                       70,505                 70,518
                                                                                1,180,848
HOME EQUITY-SEQUENTIAL (0.09%)
 New Century Home Equity Loan Trust
  3.97%; 02/25/35 /4/                                       62,199                 62,203
  4.01%; 08/25/34 /4/                                       28,101                 28,102
                                                                                   90,305
HOTELS & MOTELS (0.04%)
 Hyatt Equities
  6.88%; 06/15/07 /3/                                       35,000                 35,680
INSURANCE BROKERS (0.07%)
 Marsh & McLennan
  5.38%; 07/15/14                                           55,000                 53,184
  5.88%; 08/01/33                                           15,000                 13,586
                                                                                   66,770
LIFE & HEALTH INSURANCE (0.12%)
 AIG SunAmerica Global Financing VI
  6.30%; 05/10/11 /3/                                      110,000                117,731
MEDICAL-HMO (0.10%)
 Anthem
  6.80%; 08/01/12                                           20,000                 22,057
 Health Net
  9.88%; 04/15/11 /4/                                       60,000                 70,406
 WellPoint
  3.75%; 12/14/07                                           10,000                  9,796
                                                                                  102,259
MEDICAL-HOSPITALS (0.08%)
 HCA
  7.50%; 12/15/23                                           80,000                 79,446
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.02%)
 AmerisourceBergen
  5.63%; 09/15/12 /3/                                       20,000                 19,700
MISCELLANEOUS INVESTING (0.02%)
 Reckson Operating Partnership
  5.15%; 01/15/11                                           25,000                 24,814
MORTGAGE BACKED SECURITIES (0.50%)
 Carrington Mortgage Loan Trust
  3.96%; 01/25/35 /4/                                       93,307                 93,322
  3.98%; 09/25/35 /4/                                      146,556                146,553
                                              Principal

                                              Amount                             Value

------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MORTGAGE BACKED SECURITIES (CONTINUED)
 EquiFirst Mortgage Loan Trust
                                                         $                    $
  3.89%; 04/25/35 /4/                                      106,337                106,351
 GMAC Mortgage Corporation Loan Trust
  3.94%; 02/25/35 /4/                                      150,000                150,065
                                                                                  496,291
MULTI-LINE INSURANCE (0.02%)
 Hartford Financial Services Group
  2.38%; 06/01/06                                           25,000                 24,663
NON-HAZARDOUS WASTE DISPOSAL (0.01%)
 Waste Management
  7.38%; 08/01/10                                           10,000                 10,997
OIL & GAS DRILLING (0.03%)
 Consolidated Natural Gas
  6.25%; 11/01/11                                           30,000                 31,880
OIL COMPANY-EXPLORATION & PRODUCTION (0.13%)
 Kerr-McGee
  5.88%; 09/15/06                                           10,000                 10,105
 Pemex Project Funding Master Trust
  7.38%; 12/15/14                                           35,000                 38,850
  8.00%; 11/15/11                                           10,000                 11,385
  8.63%; 02/01/22 /4/                                       55,000                 67,237
                                                                                  127,577
PAPER & RELATED PRODUCTS (0.03%)
 Sappi Papier Holding
  6.75%; 06/15/12 /3/                                       25,000                 25,429
PIPELINES (0.06%)
 Consolidated Natural Gas
  5.00%; 12/01/14                                           25,000                 24,641
 Panhandle Eastern Pipe Line
  2.75%; 03/15/07                                           10,000                  9,719
 Texas Eastern Transmission
  7.00%; 07/15/32                                           20,000                 23,454
                                                                                   57,814
PUBLISHING-NEWSPAPERS (0.03%)
 Knight Ridder
  5.75%; 09/01/17                                           35,000                 34,611
REAL ESTATE OPERATOR & DEVELOPER (0.08%)
 Brascan
  7.13%; 06/15/12                                           35,000                 38,748
 EOP Operating
  4.75%; 03/15/14                                           20,000                 19,262
  7.50%; 04/19/29                                           20,000                 23,141
                                                                                   81,151
RENTAL-AUTO & EQUIPMENT (0.04%)
 Hertz
  7.40%; 03/01/11                                           10,000                  9,690
  7.63%; 06/01/12                                           35,000                 33,604
                                                                                   43,294
RETAIL-APPAREL & SHOE (0.02%)
 Limited Brands
  6.95%; 03/01/33                                           25,000                 24,342
                                              Principal

                                              Amount                             Value

------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
RETAIL-MAJOR DEPARTMENT STORE (0.08%)
 J.C. Penney
                                                         $                    $
  7.40%; 04/01/37                                           30,000                 32,437
 May Department Stores
  5.95%; 11/01/08                                           45,000                 46,390
                                                                                   78,827
SAVINGS & LOANS-THRIFTS (0.03%)
 Washington Mutual
  5.50%; 01/15/13                                           30,000                 30,638
SOVEREIGN (0.11%)
 Mexico Government
  8.30%; 08/15/31                                           40,000                 50,000
  8.38%; 01/14/11                                           50,000                 57,500
                                                                                  107,500
SPECIAL PURPOSE ENTITY (0.37%)
 Connecticut RRB Special Purpose Trust
  4.38%; 12/30/10 /4/                                      200,000                201,032
 Farmers Exchange Capital
  7.05%; 07/15/28 /3/                                      110,000                113,573
 Xlliac Global Funding
  4.80%; 08/10/10 /3/                                       55,000                 54,645
                                                                                  369,250
TELEPHONE-INTEGRATED (0.37%)
 AT&T
  9.05%; 11/15/11 /4/                                       12,000                 13,515
  9.75%; 11/15/31 /4/                                       45,000                 56,981
 Deutsche Telekom
  8.75%; 06/15/30 /4/                                       40,000                 51,641
 France Telecom
  8.50%; 03/01/31 /4/                                       40,000                 53,606
 Sprint Capital
  6.00%; 01/15/07                                           30,000                 30,500
  8.75%; 03/15/32                                            5,000                  6,705
 Telecom Italia Capital
  4.00%; 11/15/08                                           25,000                 24,393
  4.00%; 01/15/10 /3/                                       30,000                 28,806
 Verizon
  6.50%; 09/15/11                                           95,000                101,103
                                                                                  367,250
TEXTILE-HOME FURNISHINGS (0.03%)
 Mohawk Industries
  7.20%; 04/15/12                                           25,000                 27,779
TOBACCO (0.06%)
 Altria Group
  7.00%; 11/04/13                                           25,000                 27,364
  7.75%; 01/15/27                                           30,000                 34,982
                                                                                   62,346
TRANSPORT-RAIL (0.09%)
 Burlington Northern Santa Fe
  4.58%; 01/15/21                                           21,913                 21,407
 Norfolk Southern
  7.35%; 05/15/07                                           30,000                 31,213
 Union Pacific
  6.65%; 01/15/11                                           20,000                 21,560
                                              Principal

                                              Amount                             Value

------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
TRANSPORT-RAIL (CONTINUED)
 Union Pacific (continued)
                                                         $                    $
  6.79%; 11/09/07                                           15,000                 15,625
                                                                                   89,805
TRANSPORT-SERVICES (0.03%)
 FedEx
  7.25%; 02/15/11                                           30,000                 33,115
                                                      TOTAL BONDS              12,408,509

                                              Principal

                                              Amount                             Value

------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) CERTIFICATES (1.80%)
5.50%; 10/01/13                                             27,745                 28,192
5.50%; 03/01/14                                            822,255                835,404
6.00%; 11/01/35 /5/                                        550,000                558,937
7.00%; 10/01/35 /5/                                        150,000                156,703
7.50%; 10/01/30                                             51,322                 54,421
10.00%; 09/01/17                                            24,810                 26,684
11.50%; 10/01/15                                            40,561                 43,866
12.00%; 07/01/10                                            17,390                 18,968
12.00%; 07/01/13                                            28,090                 30,904
12.00%; 06/01/15                                            31,992                 35,320
                                         TOTAL FHLMC CERTIFICATES               1,789,399

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) CERTIFICATES (4.30%)
4.50%; 11/01/20 /5/                                        400,000                391,375
6.50%; 09/01/32                                            538,675                555,032
6.50%; 12/01/32                                            288,025                296,771
7.00%; 04/01/23                                              3,498                  3,679
7.00%; 10/01/35 /5/                                      2,400,000              2,511,749
7.50%; 04/01/30                                              1,189                  1,260
7.50%; 06/01/30                                             84,486                 89,425
7.50%; 11/01/30                                             17,630                 18,660
7.50%; 02/01/31                                             60,623                 64,208
7.50%; 01/01/32                                              2,041                  2,160
7.50%; 06/01/32                                             76,452                 80,908
7.50%; 10/01/35 /5/                                        100,000                105,812
8.00%; 02/01/12                                             24,459                 26,184
8.00%; 12/01/31                                              4,723                  5,049
8.50%; 05/01/32                                             94,976                103,266
10.00%; 04/01/16                                            22,590                 24,523
                                          TOTAL FNMA CERTIFICATES               4,280,061


                                              Principal
                                               Amount                             Value
 ------------------------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) CERTIFICATES (0.05%)
                                                         $                    $
10.50%; 04/15/14                                            12,871                 14,330
12.00%; 12/15/12                                            27,799                 31,424
                                          TOTAL GNMA CERTIFICATES                  45,754

                                              Principal
                                               Amount                             Value
 ------------------------------------------------------------------------------------------------
TREASURY BONDS (8.86%)
 U.S. Treasury
  3.63%; 05/15/13                                          500,000                479,570
  3.88%; 02/15/13                                        1,955,000              1,904,674
  4.25%; 08/15/13                                        2,075,000              2,067,866
  5.50%; 08/15/28                                           75,000                 84,270
  5.63%; 05/15/08                                          350,000                362,346
  5.75%; 08/15/10                                          250,000                266,631
  6.13%; 08/15/29                                          870,000              1,059,191
  6.38%; 08/15/27                                          260,000                322,197
  6.50%; 02/15/10                                          700,000                762,726
  8.13%; 08/15/19                                          450,000                614,373
  8.13%; 08/15/21                                          350,000                488,113
 U.S. Treasury Strip /1/
  0.00%; 02/15/25                                          525,000                212,706
  0.00%; 02/15/27                                          525,000                194,568
                                             TOTAL TREASURY BONDS               8,819,231

                                              Principal
                                               Amount                             Value
 ------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (3.51%)
FINANCE-MORTGAGE LOAN/BANKER (3.51%)
 Federal Home Loan Bank /1/
  3.39%; 10/05/05                                          800,000                799,699
  3.53%; 10/07/05                                        1,000,000                999,412
 Federal Home Loan Mortgage /1/
  3.59%; 10/11/05                                        1,200,000              1,198,803
  3.66%; 10/18/05                                          500,000                499,137
                                           TOTAL COMMERCIAL PAPER               3,497,051
                                                                              -----------

                             TOTAL PORTFOLIO INVESTMENTS (90.63%)              90,191,619
OTHER ASSETS AND LIABILITIES, NET (9.37%)                                       9,327,992
                                       TOTAL NET ASSETS (100.00%)             $99,519,611
                                                                              -------------

                            SCHEDULE OF INVESTMENTS
                            ASSET ALLOCATION ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)

                            SCHEDULE OF INVESTMENTS
                            ASSET ALLOCATION ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)

                            SCHEDULE OF INVESTMENTS
                            ASSET ALLOCATION ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)

                            SCHEDULE OF INVESTMENTS
                            ASSET ALLOCATION ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)

                            SCHEDULE OF INVESTMENTS
                            ASSET ALLOCATION ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)

                            SCHEDULE OF INVESTMENTS
                            ASSET ALLOCATION ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)

                            SCHEDULE OF INVESTMENTS
                            ASSET ALLOCATION ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)

                            SCHEDULE OF INVESTMENTS
                            ASSET ALLOCATION ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)

                            SCHEDULE OF INVESTMENTS
                            ASSET ALLOCATION ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)

                            SCHEDULE OF INVESTMENTS
                            ASSET ALLOCATION ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)

                            SCHEDULE OF INVESTMENTS
                            ASSET ALLOCATION ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)



    Contract                    Opening       Current      Unrealized
      Type        Commitment  Market Value  Market Value   Gain (Loss)
-----------------------------------------------------------------------
FUTURES CONTRACTS
13 Australia 10     Buy        $1,058,369    $1,040,654     $(17,715)
Year Bond
December 2005
Futures
5 FTSE 100 Index    Buy           478,253       485,131        6,878
December 2005
Futures
23 FTSE/JSE Top     Buy           527,884       559,399       31,515
40
December 2005
Futures
10 Hang Seng        Buy           987,606       995,134        7,528
Index
October 2005
Futures
3 Long Gilt         Buy           602,046       598,291       (3,755)
December 2005
Futures
12 MSCI Sing IX     Buy           390,002       386,955       (3,047)
ETS
October 2005
Futures
32 Russell Mini     Sell        2,172,120     2,150,720       21,400
December 2005
Futures
4 Russell 2000      Sell        1,340,280     1,344,200       (3,920)
December 2005
Futures
10 SPI 200          Buy           858,941       885,262       26,321
December 2005
Futures
50 Topix Index      Buy         5,658,954     6,213,605      554,651
December 2005
Futures
9 U.S. Long Bond    Buy         1,050,212     1,029,656      (20,556)
December 2005
Futures
20 U.S. 5 Year      Buy         2,145,329     2,137,188       (8,141)
Note
December 2005
Futures


FUTURES CONTRACTS (CONTINUED)
18 U.S. 10 Year     Buy         1,996,222     1,978,594     $(17,628)
Note
December 2005
Futures

                            SCHEDULE OF INVESTMENTS
                            ASSET ALLOCATION ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)


/1 /Non-income producing security.
/2 /Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, there was no value to this security.
/3 /Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid. At the end of the period, the value of these securities totaled $769,913 or 0.77% of net assets.
/4 /Variable rate.
/5 /Security was purchased in a "to-be-announced" ("TBA") transaction.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation                      $10,380,902
Unrealized Depreciation                       (1,865,797)
                                             -----------
Net Unrealized Appreciation (Depreciation)     8,515,105
Cost for federal income tax purposes         $81,676,514

                            SCHEDULE OF INVESTMENTS
                                BALANCED ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)

                                                Shares

                                                Held                                 Value

-----------------------------------------------------------------------------------------------------
COMMON STOCKS (67.90%)
ADVERTISING AGENCIES (0.10%)
                                                                                 $
 Omnicom Group                                                  1,440                  120,427
ADVERTISING SERVICES (0.10%)
 R.H. Donnelley /1/                                               682                   43,143
 WPP Group                                                      1,481                   75,709
                                                                                       118,852
AEROSPACE & DEFENSE (0.18%)
 Boeing                                                         1,317                   89,490
 Northrop Grumman                                               2,040                  110,874
 United Industrial                                                265                    9,474
                                                                                       209,838
AEROSPACE & DEFENSE EQUIPMENT (1.01%)
 Armor Holdings /1/                                             1,762                   75,784
 General Dynamics                                               3,082                  368,453
 Goodrich                                                       2,590                  114,841
 Lockheed Martin                                                3,590                  219,133
 United Technologies                                            8,184                  424,258
                                                                                     1,202,469
AIRLINES (0.01%)
 Pinnacle Airlines /1/ /2/                                      1,242                    8,073
APPAREL MANUFACTURERS (0.42%)
 Coach /1/                                                      7,869                  246,772
 Guess? /1/                                                     1,443                   30,923
 Polo Ralph Lauren                                              1,400                   70,420
 VF                                                             2,650                  153,621
                                                                                       501,736
APPLICATIONS SOFTWARE (1.25%)
 Compuware /1/                                                  3,360                   31,920
 Microsoft                                                     51,575                1,327,025
 Quest Software /1/ /2/                                         3,877                   58,426
 Serena Software /1/                                            2,047                   40,797
 Verint Systems /1/                                               661                   27,061
                                                                                     1,485,229
ATHLETIC EQUIPMENT (0.02%)
 Nautilus /2/                                                     856                   18,892
ATHLETIC FOOTWEAR (0.21%)
 Nike                                                           3,123                  255,087
AUDIO & VIDEO PRODUCTS (0.10%)
 Matsushita Electric Industrial                                 5,700                   97,527
 Pioneer                                                        1,700                   24,208
                                                                                       121,735
AUTO-CARS & LIGHT TRUCKS (0.24%)
 Nissan Motor /2/                                               4,325                   99,388
 Toyota Motor /2/                                               2,015                  186,126
                                                                                       285,514
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.41%)
 Oshkosh Truck                                                  2,912                  125,682
 Paccar                                                         4,207                  285,613
 Volvo                                                          1,654                   72,186
                                                                                       483,481
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.03%)
 Tenneco Automotive /1/                                         2,060                   36,071
                                                Shares

                                                Held                                 Value

-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
AUTO/TRUCK PARTS & EQUIPMENT-REPLACEMENT (0.02%)
                                                                                 $
 Commercial Vehicle Group /1/                                     978                   20,479
BATTERIES & BATTERY SYSTEMS (0.04%)
 Energizer Holdings /1/                                           810                   45,927
BEVERAGES-NON-ALCOHOLIC (1.22%)
 Coca-Cola                                                     15,608                  674,109
 Hansen Natural /1/ /2/                                         1,188                   55,931
 PepsiCo                                                       12,666                  718,289
                                                                                     1,448,329
BEVERAGES-WINE & SPIRITS (0.33%)
 Brown-Forman                                                   2,689                  160,103
 Constellation Brands /1/                                       4,840                  125,840
 Diageo /2/                                                     1,746                  101,286
                                                                                       387,229
BREWERY (0.03%)
 SABMiller /2/                                                  2,005                   39,398
BROADCASTING SERVICES & PROGRAMMING (0.01%)
 4 Kids Entertainment /1/                                         448                    7,791
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.07%)
 NCI Building Systems /1/                                         866                   35,324
 Vulcan Materials                                                 670                   49,721
                                                                                        85,045
BUILDING PRODUCTS-AIR & HEATING (0.09%)
 American Standard                                              2,340                  108,927
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.37%)
 CRH                                                            3,641                   98,937
 Eagle Materials                                                  763                   92,605
 Lafarge North America                                          1,550                  104,796
 Martin Marietta Materials                                      1,135                   89,052
 Texas Industries                                               1,021                   55,542
                                                                                       440,932
BUILDING PRODUCTS-LIGHT FIXTURES (0.03%)
 Genlyte Group /1/                                                682                   32,791
BUILDING PRODUCTS-WOOD (0.04%)
 Universal Forest Products                                        807                   46,257
BUILDING-MAINTENANCE & SERVICE (0.02%)
 Rollins                                                        1,089                   21,257
BUILDING-MOBILE HOME & MANUFACTURED HOUSING (0.01%)
 Thor Industries                                                  265                    9,010
BUILDING-RESIDENTIAL & COMMERCIAL (0.40%)
 Daiwa House Industry                                             187                   24,501
 DR Horton                                                      1,653                   59,872
 Hovnanian Enterprises /1/                                        392                   20,070
 KB Home                                                        2,070                  151,524
 M/I Homes                                                        562                   30,494
 MDC Holdings                                                     574                   45,283
 Pulte Homes                                                    2,717                  116,614
 Technical Olympic USA                                            944                   24,695
                                                                                       473,053
                                                Shares

                                                Held                                 Value

-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CABLE TV (0.21%)
                                                                                 $
 Comcast /1/                                                    7,980                  234,453
 LodgeNet Entertainment /1/                                     1,373                   20,224
                                                                                       254,677
CASINO HOTELS (0.08%)
 Ameristar Casinos                                                974                   20,298
 MGM Mirage /1/                                                 1,750                   76,598
                                                                                        96,896
CELLULAR TELECOMMUNICATIONS (0.32%)
 Centennial Communications /1/                                    754                   11,295
 Nextel Partners /1/ /2/                                        5,760                  144,576
 Vodafone Group                                                 8,584                  222,926
                                                                                       378,797
CHEMICALS-DIVERSIFIED (0.51%)
 BASF                                                             787                   59,340
 Dow Chemical                                                   5,455                  227,310
 FMC /1/                                                        2,482                  142,020
 PPG Industries                                                 2,980                  176,386
                                                                                       605,056
CHEMICALS-SPECIALTY (0.23%)
 Albemarle                                                      1,320                   49,764
 Eastman Chemical                                               1,510                   70,925
 Sigma-Aldrich /2/                                              1,720                  110,183
 Terra Industries /1/ /2/                                       6,124                   40,725
                                                                                       271,597
COATINGS & PAINT (0.15%)
 Sherwin-Williams                                               3,930                  173,195
COMMERCIAL BANKS (1.75%)
 AmericanWest Bancorp. /1/                                        343                    7,930
 BancFirst                                                        112                    9,520
 Banco Santander Central Hispano                               12,132                  159,778
 Bank of Hawaii                                                 2,287                  112,566
 Bank of Ireland /2/                                            1,510                   95,885
 Bank of Nova Scotia /2/                                        3,940                  147,356
 BB&T                                                           3,530                  137,847
 BNP Paribas                                                    6,600                  251,790
 BOK Financial /1/                                                161                    7,755
 Capital Corp of the West                                         232                    7,088
 Cathay General Bancorp /2/                                       974                   34,538
 City Holding                                                     426                   15,234
 City National                                                  2,257                  158,193
 Colonial BancGroup                                             5,294                  118,586
 Columbia Banking Systems                                         534                   14,007
 Corus Bankshares                                                 408                   22,371
 Cullen/Frost Bankers                                             538                   26,545
 East-West Bancorp                                              1,361                   46,328
 First Midwest Bancorp                                            850                   31,654
 First State Bancorp.                                             370                    7,840
 Fulton Financial /2/                                             801                   13,417
 Hanmi Financial                                                  897                   16,101
 HBOS /2/                                                         998                   45,207
 IBERIABANK                                                       155                    8,238
 Kookmin Bank                                                   1,031                   61,087
 Marshall & Ilsley                                              1,400                   60,914
 Nara Bancorp.                                                  1,052                   15,727
                                                Shares

                                                Held                                 Value

-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMERCIAL BANKS (CONTINUED)
                                                                                 $
 National Bank of Greece                                        8,548                   67,871
 Old Second Bancorp                                               273                    8,146
 Pacific Capital Bancorp.                                       1,438                   47,871
 Toronto-Dominion Bank                                          2,433                  119,996
 UnionBanCal                                                    1,950                  135,954
 Vineyard National Bancorp.                                       255                    7,535
 WesBanco                                                         149                    4,098
 Westamerica Bancorp.                                             322                   16,631
 Wilshire Bancorp.                                                311                    4,758
 Wintrust Financial                                               529                   26,588
                                                                                     2,072,950
COMMERCIAL SERVICE-FINANCE (0.12%)
 Equifax                                                        3,090                  107,964
 Euronet Worldwide /1/ /2/                                        380                   11,244
 Heartland Payment Systems /1/ /2/                                 31                      740
 Wright Express /1/                                               893                   19,280
                                                                                       139,228
COMMERCIAL SERVICES (0.04%)
 Alliance Data Systems /1/                                      1,330                   52,070
COMMUNICATIONS SOFTWARE (0.02%)
 Digi International /1/                                         2,106                   22,597
COMPUTER AIDED DESIGN (0.28%)
 ANSYS /1/                                                        627                   24,133
 Autodesk                                                       6,140                  285,142
 Parametric Technology /1/                                      3,885                   27,078
                                                                                       336,353
COMPUTER SERVICES (0.06%)
 Anteon International /1/                                       1,081                   46,224
 Perot Systems /1/                                              2,042                   28,894
                                                                                        75,118
COMPUTERS (1.57%)
 Apple Computer /1/                                             8,540                  457,829
 Dell /1/                                                       9,933                  339,709
 Hewlett-Packard                                               21,355                  623,566
 International Business Machines                                5,551                  445,301
                                                                                     1,866,405
COMPUTERS-INTEGRATED SYSTEMS (0.13%)
 Kronos /1/                                                        42                    1,875
 NCR /1/                                                        4,900                  156,359
                                                                                       158,234
COMPUTERS-MEMORY DEVICES (0.29%)
 EMC /1/                                                       11,587                  149,936
 Komag /1/ /2/                                                  1,787                   57,113
 Seagate Technology /1/                                         3,970                   62,924
 TDK /2/                                                          950                   68,229
                                                                                       338,202
CONSULTING SERVICES (0.07%)
 Accenture /1/                                                  2,220                   56,521
 CRA International /1/                                            385                   16,051
 Huron Consulting Group /1/                                       330                    8,850
                                                                                        81,422
                                                Shares

                                                Held                                 Value

-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CONSUMER PRODUCTS-MISCELLANEOUS (0.26%)
                                                                                 $
 Central Garden & Pet                                             485                   21,946
 Kimberly-Clark                                                 4,830                  287,530
                                                                                       309,476
CONTAINERS-METAL & GLASS (0.04%)
 Silgan Holdings                                                1,352                   44,968
COSMETICS & TOILETRIES (1.17%)
 Chattem /1/                                                      684                   24,282
 Colgate-Palmolive                                              2,690                  142,005
 Gillette                                                       8,680                  505,176
 Procter & Gamble                                              11,924                  709,001
                                                                                     1,380,464
CRUISE LINES (0.11%)
 Carnival                                                       2,580                  128,948
DATA PROCESSING & MANAGEMENT (0.29%)
 Automatic Data Processing                                      2,371                  102,048
 Fair Isaac                                                     1,120                   50,176
 Global Payments                                                2,529                  196,554
                                                                                       348,778
DECISION SUPPORT SOFTWARE (0.02%)
 Wind River Systems /1/                                         1,759                   22,744
DENTAL SUPPLIES & EQUIPMENT (0.07%)
 Sybron Dental Specialties /1/                                  1,910                   79,418
DIAGNOSTIC KITS (0.03%)
 Dade Behring Holdings                                            955                   35,010
DIALYSIS CENTERS (0.04%)
 DaVita /1/                                                     1,020                   46,991
DIRECT MARKETING (0.15%)
 Catalina Marketing                                               876                   19,920
 Harte-Hanks                                                    5,995                  158,448
                                                                                       178,368
DISPOSABLE MEDICAL PRODUCTS (0.20%)
 C.R. Bard                                                      3,512                  231,897
DISTRIBUTION-WHOLESALE (0.14%)
 Aviall /1/                                                       892                   30,132
 Hughes Supply                                                    153                    4,988
 Navarre /1/ /2/                                                3,864                   22,372
 United Stationers /1/                                            990                   47,381
 WESCO International /1/                                        1,810                   61,305
                                                                                       166,178
DIVERSIFIED MANUFACTURING OPERATIONS (2.44%)
 3M                                                             1,716                  125,886
 A.O. Smith                                                       773                   22,031
 Cooper Industries                                                860                   59,460
 Eaton                                                          2,970                  188,743
 General Electric                                              55,184                1,858,045
 Honeywell International                                        3,740                  140,250
 Ingersoll-Rand                                                 3,150                  120,425
 ITT Industries                                                 1,812                  205,843
 Siemens                                                          518                   40,057
 Textron                                                          940                   67,417
                                                Shares

                                                Held                                 Value

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COMMON STOCKS (CONTINUED)
DIVERSIFIED MANUFACTURING OPERATIONS (CONTINUED)
                                                                                 $
 Tyco International                                             2,275                   63,359
                                                                                     2,891,516
DIVERSIFIED MINERALS (0.41%)
 Anglo American /2/                                             3,150                   95,130
 BHP Billiton                                                   5,710                  195,168
 Cia Vale do Rio Doce                                           4,590                  201,317
                                                                                       491,615
DIVERSIFIED OPERATIONS (0.21%)
 Brascan                                                        3,367                  156,902
 Tomkins                                                        4,333                   89,173
                                                                                       246,075
DRUG DELIVERY SYSTEMS (0.06%)
 Hospira /1/                                                    1,630                   66,781
E-COMMERCE-SERVICES (0.10%)
 eBay /1/                                                       1,032                   42,518
 Monster Worldwide /1/                                          2,600                   79,846
                                                                                       122,364
E-SERVICES-CONSULTING (0.05%)
 Websense /1/                                                   1,072                   54,897
ELECTRIC PRODUCTS-MISCELLANEOUS (0.35%)
 Ametek                                                         3,585                  154,048
 Emerson Electric                                               1,390                   99,802
 Hitachi                                                        1,369                   86,781
 Sharp /2/                                                      5,026                   72,374
                                                                                       413,005
ELECTRIC-DISTRIBUTION (0.11%)
 National Grid                                                  2,798                  131,366
ELECTRIC-GENERATION (0.05%)
 AES /1/                                                        3,731                   61,300
ELECTRIC-INTEGRATED (1.93%)
 Allegheny Energy /1/ /2/                                       4,860                  149,299
 CenterPoint Energy                                             3,480                   51,748
 Constellation Energy Group                                     4,300                  264,880
 E.ON                                                           3,147                   96,770
 Edison International                                           6,945                  328,360
 Enel                                                           2,280                   97,835
 Exelon                                                         7,060                  377,286
 FirstEnergy                                                      670                   34,920
 MDU Resources Group                                            2,430                   86,630
 OGE Energy                                                     1,146                   32,203
 PNM Resources                                                  1,398                   40,081
 PPL                                                            2,040                   65,953
 RWE                                                              901                   59,781
 Scottish Power                                                 1,270                   51,105
 TECO Energy                                                    2,570                   46,311
 TXU                                                            3,959                  446,892
 Westar Energy                                                  2,523                   60,880
                                                                                     2,290,934
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.12%)
 Koninklijke Philips Electronics                                2,851                   76,065
 Methode Electronics                                            1,524                   17,556
                                                Shares

                                                Held                                 Value

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COMMON STOCKS (CONTINUED)
ELECTRONIC COMPONENTS-MISCELLANEOUS (CONTINUED)
                                                                                 $
 Omron                                                          1,869                   44,856
                                                                                       138,477
ELECTRONIC COMPONENTS-SEMICONDUCTOR (1.70%)
 Broadcom /1/                                                   3,370                  158,087
 Diodes /1/                                                       476                   17,260
 DSP Group /1/                                                  1,911                   49,036
 Freescale Semiconductor /1/                                    5,490                  129,454
 Intel                                                         38,486                  948,680
 MEMC Electronics Materials /1/                                 2,227                   50,753
 Microsemi /1/                                                  3,047                   77,820
 Nvidia /1/                                                     2,960                  101,469
 ON Semiconductor /1/                                           2,948                   15,241
 PMC - Sierra /1/                                               1,227                   10,810
 Texas Instruments                                             13,470                  456,633
                                                                                     2,015,243
ELECTRONIC CONNECTORS (0.10%)
 Amphenol                                                       3,013                  121,544
ELECTRONIC FORMS (0.24%)
 Adobe Systems                                                  9,670                  288,650
ELECTRONIC MEASUREMENT INSTRUMENTS (0.02%)
 LeCroy /1/                                                       509                    7,558
 Tektronix                                                        716                   18,065
                                                                                        25,623
ELECTRONIC PARTS DISTRIBUTION (0.05%)
 Avnet /1/                                                      2,359                   57,678
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (0.05%)
 URS /1/                                                        1,360                   54,930
ENGINES-INTERNAL COMBUSTION (0.10%)
 Cummins /2/                                                    1,330                  117,027
ENTERPRISE SOFTWARE & SERVICE (0.39%)
 BEA Systems /1/                                                5,230                   46,965
 Hyperion Solutions /1/                                         1,582                   76,964
 Oracle /1/                                                    19,704                  244,133
 SAP                                                            1,425                   61,745
 Sybase /1/                                                     1,380                   32,320
                                                                                       462,127
ENTERTAINMENT SOFTWARE (0.02%)
 Activision /1/                                                 1,103                   22,556
FINANCE-AUTO LOANS (0.09%)
 AmeriCredit /1/                                                3,100                   73,997
 WFS Financial /1/                                                406                   27,279
                                                                                       101,276
FINANCE-COMMERCIAL (0.12%)
 CIT Group                                                      3,100                  140,058
FINANCE-CONSUMER LOANS (0.02%)
 Aiful /2/                                                      1,384                   28,787
FINANCE-CREDIT CARD (0.94%)
 American Express                                              10,442                  599,789
 Capital One Financial                                          4,239                  337,085
                                                Shares

                                                Held                                 Value

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COMMON STOCKS (CONTINUED)
FINANCE-CREDIT CARD (CONTINUED)
                                                                                 $
 Providian Financial /1/                                       10,077                  178,161
                                                                                     1,115,035
FINANCE-INVESTMENT BANKER & BROKER (2.71%)
 Bear Stearns                                                   1,990                  218,402
 Citigroup                                                     26,775                1,218,798
 GFI Group /1/                                                    379                   15,603
 Goldman Sachs Group                                              950                  115,501
 JP Morgan Chase                                               18,458                  626,280
 Lehman Brothers Holdings                                       3,898                  454,039
 Merrill Lynch                                                  2,850                  174,848
 Morgan Stanley                                                 5,515                  297,479
 Nomura Holdings /2/                                            6,255                   97,203
                                                                                     3,218,153
FINANCE-MORTGAGE LOAN/BANKER (0.27%)
 Countrywide Financial                                          6,413                  211,501
 Federal Home Loan Mortgage                                       530                   29,924
 Federal National Mortgage Association                          1,030                   46,164
 IndyMac Bancorp /2/                                            1,030                   40,767
                                                                                       328,356
FINANCIAL GUARANTEE INSURANCE (0.15%)
 MGIC Investment                                                2,690                  172,698
FOOD-CONFECTIONERY (0.14%)
 Hershey                                                        2,955                  166,396
FOOD-FLOUR & GRAIN (0.07%)
 Archer Daniels Midland                                         3,430                   84,584
FOOD-MISCELLANEOUS/DIVERSIFIED (0.44%)
 Kellogg                                                        5,940                  274,012
 Nestle                                                         1,720                  125,904
 Seaboard                                                          20                   27,460
 Unilever                                                       1,274                   91,027
                                                                                       518,403
FOOD-RETAIL (0.19%)
 Kroger /1/                                                     4,730                   97,391
 Tesco                                                          7,538                  124,377
                                                                                       221,768
FOOD-WHOLESALE & DISTRIBUTION (0.05%)
 Nash Finch                                                     1,324                   55,860
FOOTWEAR & RELATED APPAREL (0.04%)
 Deckers Outdoor /1/ /2/                                          212                    5,101
 Wolverine World Wide                                           1,788                   37,637
                                                                                        42,738
GARDEN PRODUCTS (0.04%)
 Toro                                                           1,400                   51,464
GAS-DISTRIBUTION (0.40%)
 Energen                                                        7,085                  306,497
 UGI                                                            6,083                  171,237
                                                                                       477,734
HOME FURNISHINGS (0.03%)
 Tempur-Pedic International /1/ /2/                             3,340                   39,546
                                                Shares

                                                Held                                 Value

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COMMON STOCKS (CONTINUED)
HOTELS & MOTELS (0.42%)
                                                                                 $
 Choice Hotels International                                      315                   20,362
 Hilton Hotels                                                  5,910                  131,911
 InterContinental Hotels Group                                  4,002                   50,905
 Marriott International                                         1,330                   83,790
 Starwood Hotels & Resorts Worldwide                            3,644                  208,328
                                                                                       495,296
HUMAN RESOURCES (0.20%)
 Korn/Ferry International /1/                                   1,955                   32,042
 Labor Ready /1/                                                3,369                   86,415
 Robert Half International                                      3,198                  113,817
                                                                                       232,274
IMPORT & EXPORT (0.25%)
 Mitsubishi /2/                                                 7,480                  294,338
INDEX FUND (0.05%)
 Regional Bank HOLDRs Trust /2/                                   500                   65,225
INSTRUMENTS-CONTROLS (0.07%)
 Mettler Toledo International /1/                               1,521                   77,541
INTERNET CONNECTIVE SERVICES (0.02%)
 Hanaro Telecom /1/                                             7,263                   18,521
INTERNET CONTENT-INFORMATION & NEWS (0.01%)
 ProQuest /1/                                                     400                   14,480
INTERNET SECURITY (0.21%)
 Internet Security Systems /1/ /2/                                950                   22,809
 McAfee /1/                                                     2,400                   75,408
 Symantec /1/                                                   3,960                   89,734
 VeriSign /1/                                                   2,700                   57,699
                                                                                       245,650
INTERNET TELEPHONY (0.05%)
 j2 Global Communications /1/ /2/                               1,335                   53,961
INVESTMENT COMPANIES (0.09%)
 American Capital Strategies                                    2,830                  103,748
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.53%)
 Affiliated Managers Group /1/ /2/                                950                   68,799
 Calamos Asset Management                                         900                   22,212
 Franklin Resources                                             3,035                  254,818
 Nuveen Investments                                             5,297                  208,649
 T. Rowe Price Group                                            1,140                   74,442
                                                                                       628,920
LASERS-SYSTEMS & COMPONENTS (0.01%)
 Coherent /1/                                                     591                   17,304
LEISURE & RECREATION PRODUCTS (0.09%)
 Brunswick                                                      2,730                  103,003
LIFE & HEALTH INSURANCE (0.75%)
 AmerUs Group /2/                                               1,491                   85,539
 Cigna                                                          2,921                  344,269
 Nationwide Financial Services                                    840                   33,642
 Prudential Financial                                           5,345                  361,108
 Stancorp Financial Group                                         548                   46,142
                                                Shares

                                                Held                                 Value

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COMMON STOCKS (CONTINUED)
LIFE & HEALTH INSURANCE (CONTINUED)
                                                                                 $
 UICI                                                             411                   14,796
                                                                                       885,496
MACHINERY-CONSTRUCTION & MINING (0.24%)
 Bucyrus International                                            523                   25,695
 Caterpillar                                                    3,604                  211,735
 Joy Global                                                     1,016                   51,267
                                                                                       288,697
MACHINERY-GENERAL INDUSTRY (0.09%)
 Applied Industrial Technologies                                  916                   32,866
 Gardner Denver /1/                                               608                   27,117
 Idex                                                             717                   30,508
 Middleby                                                         229                   16,603
                                                                                       107,094
MEDICAL INFORMATION SYSTEM (0.02%)
 Dendrite International /1/                                     1,194                   23,987
MEDICAL INSTRUMENTS (0.38%)
 Conmed /1/ /2/                                                   842                   23,475
 Medtronic                                                      2,922                  156,678
 St. Jude Medical /1/                                           4,805                  224,874
 Symmetry Medical /1/                                             743                   17,609
 Techne /1/                                                       591                   33,675
                                                                                       456,311
MEDICAL PRODUCTS (1.39%)
 American Medical Systems Holding /1/                           2,591                   52,209
 Becton Dickinson                                               2,300                  120,589
 Johnson & Johnson                                             19,247                1,217,950
 PolyMedica                                                     1,134                   39,622
 Syneron Medical /1/                                              423                   15,456
 Zimmer Holdings /1/                                            2,967                  204,397
                                                                                     1,650,223
MEDICAL-BIOMEDICAL/GENE (1.28%)
 Affymetrix /1/ /2/                                               289                   13,360
 Amgen /1/                                                      9,280                  739,338
 Arqule /1/                                                     2,769                   21,681
 Charles River Laboratories International /1/                   1,914                   83,489
 Genentech /1/                                                  2,355                  198,315
 Genzyme /1/                                                    4,525                  324,171
 Incyte /1/                                                     3,131                   14,716
 Invitrogen /1/                                                   888                   66,804
 Lexicon Genetics /1/ /2/                                       3,475                   13,830
 Myriad Genetics /1/ /2/                                          507                   11,083
 Serologicals /1/                                               1,473                   33,231
                                                                                     1,520,018
MEDICAL-DRUGS (2.16%)
 Abbott Laboratories                                            6,075                  257,580
 AstraZeneca                                                    1,289                   60,712
 Cephalon /1/ /2/                                                 833                   38,668
 Eisai                                                          2,912                  124,342
 Eli Lilly                                                        900                   48,168
 GlaxoSmithKline                                                1,918                   98,355
 Merck                                                          2,351                   63,971
 Novartis                                                       2,661                  135,711
 Novo Nordisk /2/                                                 895                   44,374
 Pfizer                                                        38,265                  955,477
                                                Shares

                                                Held                                 Value

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COMMON STOCKS (CONTINUED)
MEDICAL-DRUGS (CONTINUED)
                                                                                 $
 Roche Holding                                                  1,080                   75,384
 Salix Pharmaceuticals /1/                                        528                   11,220
 Sanofi-Aventis                                                 1,649                   68,516
 Schering-Plough                                                6,920                  145,666
 Sepracor /1/                                                   1,910                  112,671
 Wyeth                                                          6,850                  316,949
                                                                                     2,557,764
MEDICAL-GENERIC DRUGS (0.11%)
 Barr Pharmaceuticals /1/                                       1,030                   56,568
 Teva Pharmaceutical Industries                                 2,260                   75,529
                                                                                       132,097
MEDICAL-HMO (1.43%)
 Aetna                                                          4,191                  361,013
 Coventry Health Care /1/                                       1,097                   94,364
 Molina Healthcare /1/                                            734                   18,343
 Pacificare Health Systems /1/                                  1,355                  108,102
 Sierra Health Services /1/ /2/                                 1,360                   93,663
 UnitedHealth Group                                             9,225                  518,445
 WellPoint /1/                                                  6,680                  506,477
                                                                                     1,700,407
MEDICAL-HOSPITALS (0.07%)
 LifePoint Hospitals /1/                                        1,391                   60,828
 United Surgical Partners International /1/                       580                   22,684
                                                                                        83,512
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.03%)
 Amedisys /1/ /2/                                                 873                   34,047
METAL PROCESSORS & FABRICATION (0.25%)
 Commercial Metals                                              2,138                   72,136
 Precision Castparts                                            3,460                  183,726
 Quanex                                                           703                   46,553
                                                                                       302,415
METAL-COPPER (0.25%)
 Phelps Dodge                                                   2,310                  300,138
METAL-DIVERSIFIED (0.22%)
 Freeport-McMoRan Copper & Gold                                 4,150                  201,649
 Inco /2/                                                       1,264                   59,850
                                                                                       261,499
MISCELLANEOUS INVESTING (0.99%)
 AMB Property                                                   1,100                   49,390
 American Campus Communities                                      292                    7,014
 American Home Mortgage Investment                              1,753                   53,116
 Arbor Realty Trust                                               571                   16,045
 Archstone-Smith Trust                                          1,550                   61,798
 Brandywine Realty Trust                                        1,562                   48,563
 CBL & Associates Properties                                    1,200                   49,188
 Correctional Properties Trust                                    296                    8,705
 Cousins Properties                                             1,172                   35,418
 Equity Inns                                                    3,204                   43,254
 Getty Realty                                                     488                   14,045
 Gramercy Capital                                               1,220                   29,231
 Healthcare Realty Trust                                        1,656                   66,472
 Hospitality Properties Trust                                   1,055                   45,217
 Kimco Realty                                                   2,260                   71,009
                                                Shares

                                                Held                                 Value

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COMMON STOCKS (CONTINUED)
MISCELLANEOUS INVESTING (CONTINUED)
                                                                                 $
 National Health Investors                                        391                   10,796
 Newcastle Investment                                           2,534                   70,699
 Pan Pacific Retail Properties                                    790                   52,061
 Parkway Properties                                               348                   16,328
 Ramco-Gershenson Properties                                      275                    8,027
 Simon Property Group /2/                                       1,070                   79,308
 SL Green Realty                                                  779                   53,112
 Sovran Self Storage                                              683                   33,433
 Spirit Finance                                                   739                    8,314
 Thornburg Mortgage /2/                                         1,390                   34,833
 Ventas                                                         3,898                  125,516
 Vornado Realty Trust                                             940                   81,423
                                                                                     1,172,315
MONEY CENTER BANKS (1.50%)
 ABN AMRO Holding                                               6,013                  144,312
 Bank of America                                               25,742                1,083,738
 Barclays /2/                                                   4,409                  179,799
 Credit Suisse Group /1/                                        4,500                  200,160
 UBS                                                            2,019                  172,625
                                                                                     1,780,634
MOTION PICTURES & SERVICES (0.02%)
 Macrovision /1/ /2/                                            1,427                   27,256
MULTI-LINE INSURANCE (1.30%)
 Allstate                                                       5,590                  309,071
 American International Group                                  10,140                  628,274
 Assurant                                                       1,350                   51,381
 AXA /2/                                                        3,854                  106,101
 Hartford Financial Services Group                                515                   39,743
 ING Groep                                                      3,489                  103,937
 MetLife                                                        4,090                  203,805
 Zurich Financial Services                                      5,900                  100,595
                                                                                     1,542,907
MULTIMEDIA (1.21%)
 Journal Communications                                           625                    9,313
 McGraw-Hill                                                    5,986                  287,567
 News - Class A                                                 4,870                   75,923
 News - Class B                                                12,434                  205,161
 Time Warner /1/                                               14,340                  259,697
 Viacom                                                         2,860                   94,409
 Vivendi Universal /1/                                          3,351                  109,678
 Walt Disney                                                   16,335                  394,164
                                                                                     1,435,912
NETWORKING PRODUCTS (0.54%)
 Anixter International /1/                                        648                   26,134
 Cisco Systems /1/                                             32,039                  574,459
 NETGEAR /1/ /2/                                                1,530                   36,812
                                                                                       637,405
OFFICE AUTOMATION & EQUIPMENT (0.17%)
 Canon                                                          2,071                  112,372
 Pitney Bowes                                                   2,090                   87,237
                                                                                       199,609
                                                Shares

                                                Held                                 Value

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COMMON STOCKS (CONTINUED)
OFFICE SUPPLIES & FORMS (0.04%)
                                                                                 $
 John H. Harland                                                1,078                   47,863
OIL & GAS DRILLING (0.34%)
 Atwood Oceanics /1/                                              842                   70,905
 Diamond Offshore Drilling                                      1,200                   73,500
 ENSCO International                                            1,500                   69,885
 Grey Wolf /1/ /2/                                              4,138                   34,883
 Helmerich & Payne                                                810                   48,916
 Transocean /1/                                                 1,645                  100,855
                                                                                       398,944
OIL COMPANY-EXPLORATION & PRODUCTION (1.46%)
 Apache                                                           707                   53,181
 Burlington Resources                                           5,349                  434,981
 Canadian Natural Resources                                     5,880                  265,717
 Devon Energy                                                   4,070                  279,365
 Houston Exploration /1/                                          612                   41,157
 KCS Energy /1/                                                 1,949                   53,656
 Newfield Exploration /1/                                       2,365                  116,121
 Noble Energy                                                   2,970                  139,293
 PetroKazakhstan                                                1,504                   81,863
 Pogo Producing                                                   673                   39,667
 Talisman Energy                                                2,310                  112,820
 Unit /1/                                                         943                   52,129
 W&T Offshore                                                   1,808                   58,633
                                                                                     1,728,583
OIL COMPANY-INTEGRATED (4.54%)
 Amerada Hess /2/                                               1,130                  155,375
 BP Amoco                                                         677                   47,965
 ChevronTexaco                                                 13,657                  884,018
 ConocoPhillips                                                11,194                  782,573
 ENI                                                            1,407                  208,377
 Exxon Mobil                                                   37,177                2,362,227
 Occidental Petroleum                                           3,771                  322,156
 Petro-Canada /2/                                               1,456                   60,759
 Petroleo Brasileiro /2/                                        1,430                  102,231
 Repsol YPF /2/                                                 6,440                  208,076
 Total /2/                                                      1,875                  254,662
                                                                                     5,388,419
OIL FIELD MACHINERY & EQUIPMENT (0.00%)
 National-Oilwell Varco /1/                                         1                       66
OIL REFINING & MARKETING (0.65%)
 Frontier Oil                                                   1,847                   81,914
 Holly                                                            367                   23,481
 Statoil /2/                                                    7,500                  185,175
 Sunoco                                                         1,480                  115,736
 Tesoro                                                           303                   20,374
 Valero Energy                                                  3,052                  345,059
                                                                                       771,739
OIL-FIELD SERVICES (0.45%)
 Baker Hughes                                                   1,840                  109,811
 BJ Services                                                    2,180                   78,458
 Cal Dive International /1/                                       545                   34,558
 Halliburton                                                    3,950                  270,654
 Superior Energy Services /1/                                   1,650                   38,099
                                                                                       531,580
                                                Shares

                                                Held                                 Value

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COMMON STOCKS (CONTINUED)
OPTICAL SUPPLIES (0.33%)
                                                                                 $
 Alcon                                                            810                  103,583
 Bausch & Lomb                                                  3,640                  293,675
                                                                                       397,258
PAPER & RELATED PRODUCTS (0.12%)
 Georgia-Pacific                                                2,400                   81,744
 UPM-Kymmene Oyj /2/                                            2,828                   56,899
                                                                                       138,643
PHARMACY SERVICES (0.33%)
 Caremark Rx /1/                                                7,762                  387,557
PHYSICIAN PRACTICE MANAGEMENT (0.03%)
 Pediatrix Medical Group /1/                                      412                   31,650
PIPELINES (0.37%)
 Equitable Resources                                            3,440                  134,366
 Questar                                                        3,489                  307,451
                                                                                       441,817
POLLUTION CONTROL (0.01%)
 Duratek /1/                                                      338                    6,179
POULTRY (0.16%)
 Pilgrim's Pride                                                5,193                  189,025
PRINTING-COMMERCIAL (0.19%)
 Consolidated Graphics /1/                                        932                   40,123
 R.R. Donnelley & Sons                                          4,750                  176,082
 VistaPrint /1/                                                   832                   12,688
                                                                                       228,893
PROPERTY & CASUALTY INSURANCE (0.90%)
 American Physicians Capital /1/                                  254                   12,479
 Arch Capital Group /1/                                         1,007                   49,937
 Chubb                                                          2,610                  233,726
 Commerce Group                                                   750                   43,515
 First American                                                   928                   42,382
 Safeco                                                         1,200                   64,056
 Selective Insurance Group                                        486                   23,765
 St. Paul Travelers                                             8,620                  386,780
 W.R. Berkley                                                   5,155                  203,519
 Zenith National Insurance /2/                                    245                   15,359
                                                                                     1,075,518
PUBLICLY TRADED INVESTMENT FUND (0.20%)
 iShares Russell 1000 Value Index Fund /2/                      1,010                   69,549
 iShares Russell Microcap Index Fund                            1,168                   59,416
 iShares S&P 500 Index Fund /2/                                   840                  103,194
                                                                                       232,159
PUBLISHING-BOOKS (0.08%)
 John Wiley & Sons                                              1,475                   61,566
 Scholastic /1/                                                   877                   32,414
                                                                                        93,980
PUBLISHING-PERIODICALS (0.01%)
 Playboy Enterprises /1/                                          611                    8,615
RACETRACKS (0.02%)
 Penn National Gaming /1/                                         848                   26,381
                                                Shares

                                                Held                                 Value

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COMMON STOCKS (CONTINUED)
RECYCLING (0.02%)
                                                                                 $
 Aleris International /1/                                       1,058                   29,042
REGIONAL BANKS (1.87%)
 Comerica                                                       3,380                  199,082
 KeyCorp                                                        7,275                  234,619
 National City                                                  3,030                  101,323
 PNC Financial Services Group                                   3,360                  194,947
 SunTrust Banks                                                 3,200                  222,240
 U.S. Bancorp                                                   4,850                  136,188
 Wachovia                                                      11,375                  541,336
 Wells Fargo                                                    9,955                  583,065
                                                                                     2,212,800
REINSURANCE (0.01%)
 IPC Holdings                                                     350                   11,428
RENTAL-AUTO & EQUIPMENT (0.02%)
 Aaron Rents                                                      920                   19,458
 Rent-A-Center /1/                                                449                    8,670
                                                                                        28,128
RESORTS & THEME PARKS (0.03%)
 Vail Resorts /1/                                               1,406                   40,423
RESPIRATORY PRODUCTS (0.06%)
 Respironics /1/                                                1,714                   72,297
RETAIL-APPAREL & SHOE (0.56%)
 American Eagle Outfitters                                      2,932                   68,990
 Claire's Stores                                                2,698                   65,103
 Finish Line                                                      812                   11,847
 Genesco /1/                                                      766                   28,526
 Men's Wearhouse /1/                                            1,700                   45,390
 Nordstrom                                                      8,582                  294,534
 Payless ShoeSource /1/ /2/                                     2,137                   37,184
 Stein Mart                                                     1,575                   31,972
 Urban Outfitters /1/                                           2,850                   83,790
                                                                                       667,336
RETAIL-ARTS & CRAFTS (0.06%)
 Michaels Stores                                                2,270                   75,046
RETAIL-AUTO PARTS (0.04%)
 O'Reilly Automotive /1/                                        1,600                   45,088
RETAIL-BEDDING (0.06%)
 Bed Bath & Beyond /1/                                          1,789                   71,882
RETAIL-BOOKSTORE (0.02%)
 Barnes & Noble /1/                                               775                   29,218
RETAIL-BUILDING PRODUCTS (0.53%)
 Home Depot                                                    16,614                  633,658
RETAIL-CONVENIENCE STORE (0.01%)
 Pantry /1/                                                       474                   17,713
RETAIL-DISCOUNT (0.65%)
 Target                                                         6,237                  323,887
 Wal-Mart Stores                                               10,186                  446,351
                                                                                       770,238
                                                Shares

                                                Held                                 Value

-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-DRUG STORE (0.24%)
                                                                                 $
 CVS                                                            5,640                  163,616
 Walgreen                                                       2,850                  123,833
                                                                                       287,449
RETAIL-JEWELRY (0.04%)
 Signet Group                                                   2,271                   41,514
RETAIL-MAJOR DEPARTMENT STORE (0.20%)
 J.C. Penney                                                    4,920                  233,306
RETAIL-MISCELLANEOUS/DIVERSIFIED (0.04%)
 Ito-Yokado /5/                                                 1,327                   52,827
RETAIL-OFFICE SUPPLIES (0.22%)
 Staples                                                       12,523                  266,990
RETAIL-PAWN SHOPS (0.00%)
 Cash America International                                       199                    4,129
RETAIL-REGIONAL DEPARTMENT STORE (0.26%)
 Federated Department Stores                                    3,100                  207,297
 Kohl's /1/                                                     2,070                  103,873
                                                                                       311,170
RETAIL-RESTAURANTS (0.57%)
 Brinker International /1/                                      2,590                   97,281
 California Pizza Kitchen /1/                                   1,276                   37,310
 CKE Restaurants /1/ /2/                                        1,879                   24,765
 Darden Restaurants                                             6,180                  187,687
 Denny's /1/                                                      862                    3,577
 Domino's Pizza                                                 1,183                   27,588
 Lone Star Steakhouse & Saloon                                    275                    7,150
 McDonald's                                                     8,523                  285,435
                                                                                       670,793
RETAIL-SPORTING GOODS (0.04%)
 Hibbett Sporting Goods /1/                                       795                   17,689
 Sports Authority /1/ /2/                                         971                   28,586
                                                                                        46,275
RUBBER-TIRES (0.07%)
 Continental /1/                                                1,062                   87,509
SAVINGS & LOANS-THRIFTS (0.11%)
 Anchor BanCorp Wisconsin                                         391                   11,527
 BankAtlantic Bancorp                                             455                    7,730
 BFC Financial /1/ /2/                                            779                    5,437
 Golden West Financial                                          1,140                   67,705
 Sterling Financial /1/                                         1,573                   35,471
                                                                                       127,870
SCHOOLS (0.03%)
 Education Management /1/                                         998                   32,176
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.36%)
 Linear Technology                                              2,365                   88,900
 Maxim Integrated Products                                      3,611                  154,009
 SigmaTel /1/                                                   1,307                   26,454
 Taiwan Semiconductor Manufacturing                            10,015                   82,323
 United Microelectronics /1/ /2/                               19,790                   71,244
                                                                                       422,930
                                                Shares

                                                Held                                 Value

-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SEMICONDUCTOR EQUIPMENT (0.09%)
                                                                                 $
 ATMI /1/                                                         795                   24,645
 Entegris/1/                                                    1,654                   18,690
 MKS Instruments /1/                                              545                    9,390
 Rudolph Technologies /1/                                         591                    7,961
 Varian Semiconductor Equipment Associates /1/                  1,005                   42,582
                                                                                       103,268
STEEL PRODUCERS (0.32%)
 Arcelor /2/                                                    2,434                   56,956
 Chaparral Steel /1/                                            1,021                   25,750
 Nucor                                                          4,360                  257,196
 POSCO                                                            797                   45,078
                                                                                       384,980
TELECOMMUNICATION EQUIPMENT (0.51%)
 Comtech Telecommunications /1/                                   629                   26,085
 Comverse Technology /1/                                        5,620                  147,637
 Harris                                                         1,740                   72,732
 Plantronics                                                      833                   25,665
 Telefonaktiebolaget LM Ericsson /1/ /2/                        4,670                  172,043
 Tellabs /1/                                                   13,345                  140,389
 Terayon Communication Systems /1/                              4,707                   18,357
                                                                                       602,908
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.11%)
 Corning /1/                                                    6,680                  129,124
TELECOMMUNICATION SERVICES (0.14%)
 Amdocs /1/                                                     2,680                   74,317
 Commonwealth Telephone Enterprises                             1,419                   53,496
 Intrado /1/                                                      611                   11,016
 Premiere Global Services /1/                                   3,996                   32,687
                                                                                       171,516
TELEPHONE-INTEGRATED (1.53%)
 AT&T                                                          10,720                  212,256
 BellSouth                                                      3,970                  104,411
 Nippon Telegraph & Telephone                                   1,970                   48,895
 Qwest Communications International /1/                        30,300                  124,230
 SBC Communications /2/                                        22,284                  534,148
 Sprint Nextel                                                 15,292                  363,644
 Verizon Communications                                        13,148                  429,808
                                                                                     1,817,392
TELEVISION (0.01%)
 LIN Television /1/                                             1,109                   15,471
TEXTILE-APPAREL (0.00%)
 Cherokee                                                          36                    1,259
THERAPEUTICS (0.35%)
 Gilead Sciences /1/                                            8,170                  398,369
 Medarex /1/                                                    1,099                   10,463
 NeoPharm /1/ /2/                                                 986                   12,226
                                                                                       421,058
TOBACCO (0.89%)
 Altria Group                                                   9,647                  711,080
 British American Tobacco /2/                                   2,264                   95,858
 Imperial Tobacco Group                                         2,197                  127,756
                                                Shares

                                                Held                                 Value

-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TOBACCO (CONTINUED)
                                                                                 $
 Loews - Carolina Group                                         1,450                   57,463
 Reynolds American                                                780                   64,756
                                                                                     1,056,913
TOOLS-HAND HELD (0.05%)
 Black & Decker                                                   760                   62,388
TOYS (0.00%)
 Jakks Pacific /1/ /2/                                            179                    2,905
TRANSACTIONAL SOFTWARE (0.04%)
 Transaction Systems Architects /1/                             1,543                   42,973
TRANSPORT-MARINE (0.03%)
 Overseas Shipholding Group                                       526                   30,682
TRANSPORT-RAIL (0.35%)
 Burlington Northern Santa Fe                                   4,640                  277,472
 Norfolk Southern                                               3,290                  133,442
                                                                                       410,914
TRANSPORT-SERVICES (0.24%)
 HUB Group /1/                                                    758                   27,826
 Ryder System                                                     306                   10,471
 United Parcel Service                                          3,535                  244,375
                                                                                       282,672
TRANSPORT-TRUCK (0.15%)
 CNF                                                            2,456                  128,940
 J.B. Hunt Transport Services                                   1,322                   25,131
 USA Truck /1/                                                    718                   18,166
                                                                                       172,237
VETERINARY DIAGNOSTICS (0.02%)
 VCA Antech /1/                                                   810                   20,671
WATER (0.05%)
 Suez /2/                                                       2,091                   60,681
WEB HOSTING & DESIGN (0.07%)
 Macromedia /1/                                                 2,000                   81,340
WEB PORTALS (0.28%)
 Google /1/                                                       175                   55,380
 Yahoo /1/                                                      8,134                  275,255
                                                                                       330,635
WIRE & CABLE PRODUCTS (0.01%)
 General Cable /1/ /2/                                            557                    9,358
WIRELESS EQUIPMENT (0.60%)
 Motorola                                                      21,230                  468,971
 Powerwave Technologies /1/ /2/                                 2,550                   33,124
 Qualcomm                                                       4,812                  215,337
                                                                                       717,432
                                                 TOTAL COMMON STOCKS                80,539,315

                                                Principal

                                                Amount                               Value

-----------------------------------------------------------------------------------------------------
BONDS (18.99%)
AGRICULTURAL CHEMICALS (0.06%)
 IMC Global
                                                           $                     $
  7.63%; 11/01/05                                              70,000                   71,138
AGRICULTURAL OPERATIONS (0.13%)
 Bunge Limited Finance
  4.38%; 12/15/08                                              95,000                   93,634
  5.10%; 07/15/15 /3/                                          30,000                   29,447
  5.88%; 05/15/13                                              30,000                   31,306
                                                                                       154,387
AIRLINES (0.11%)
 Northwest Airlines
  7.58%; 09/01/20                                               8,285                    8,286
 Southwest Airlines
  5.10%; 05/01/06                                             119,370                  119,598
                                                                                       127,884
ASSET BACKED SECURITIES (0.97%)
 Adjustable Rate Mortgage Trust
  5.13%; 11/25/35 /5/                                          50,000                   50,089
 Chase Funding Mortgage Loan Asset Backed
  Certificates
  4.12%; 09/25/33 /4/                                          77,781                   77,903
 Countrywide Asset Backed Certificates
  4.11%; 09/25/33 /4/                                         125,000                  125,199
  4.90%; 01/25/34 /4/                                         220,000                  222,886
 HSI Asset Securitization Corporation Trust
  3.96%; 07/25/35 /4/                                         100,000                  100,016
 Morgan Stanley ABS Capital I
  3.93%; 07/25/35 /4/                                          75,000                   74,998
  4.05%; 12/25/34 /4/                                         200,000                  200,245
 MSDWCC Heloc Trust
  4.02%; 07/25/17 /4/                                          86,570                   86,575
 Nomura Asset Acceptance
  4.06%; 06/25/35 /4/                                         107,640                  107,637
 SACO I Trust
  4.10%; 04/25/35 /4/                                         100,000                   99,998
                                                                                     1,145,546
AUTO-CARS & LIGHT TRUCKS (0.28%)
 American Honda Finance
  3.91%; 03/08/07 /3/ /4/                                     100,000                  100,117
 DaimlerChrysler Holding
  4.31%; 09/10/07 /4/                                          50,000                   50,118
  4.75%; 01/15/08                                              15,000                   14,921
  4.88%; 06/15/10                                              70,000                   68,601
  7.25%; 01/18/06                                              45,000                   45,354
 Nissan Motor Acceptance
  4.63%; 03/08/10 /3/                                          55,000                   54,017
                                                                                       333,128
AUTOMOBILE SEQUENTIAL (0.16%)
 Capital Auto Receivables Asset Trust
  4.14%; 06/15/10 /4/                                          50,000                   50,281
 Ford Credit Auto Owner Trust
  3.88%; 01/15/10                                              80,000                   78,201
 Toyota Auto Receivables Owner Trust
  2.65%; 11/15/06                                               2,873                    2,872
                                                Principal

                                                Amount                               Value

-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
AUTOMOBILE SEQUENTIAL (CONTINUED)
 WFS Financial Owner Trust
                                                           $                     $
  4.50%; 05/17/13                                              55,000                   54,472
                                                                                       185,826
BEVERAGES-NON-ALCOHOLIC (0.03%)
 PepsiAmericas
  5.00%; 05/15/17                                              35,000                   34,679
BEVERAGES-WINE & SPIRITS (0.04%)
 Diageo Capital
  3.71%; 04/20/07 /4/                                          50,000                   50,042
BREWERY (0.17%)
 Cia Brasileira de Bebidas
  10.50%; 12/15/11                                             50,000                   62,375
 Coors Brewing
  6.38%; 05/15/12                                              10,000                   10,595
 FBG Finance
  5.13%; 06/15/15 /3/                                          75,000                   73,575
 Miller Brewing
  5.50%; 08/15/13 /3/                                          50,000                   51,202
                                                                                       197,747
BROADCASTING SERVICES & PROGRAMMING (0.03%)
 Grupo Televisa
  8.50%; 03/11/32                                              25,000                   29,900
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.04%)
 CRH America
  5.30%; 10/15/13                                              40,000                   40,363
  6.40%; 10/15/33                                              10,000                   10,944
                                                                                        51,307
BUILDING PRODUCTS-AIR & HEATING (0.06%)
 York International
  6.63%; 08/15/06                                              75,000                   76,047
BUILDING PRODUCTS-WOOD (0.01%)
 Celulosa Arauco y Constitucion
  5.13%; 07/09/13                                              15,000                   14,502
CABLE TV (0.26%)
 Charter Communications
  8.00%; 04/30/12 /3/                                          40,000                   40,300
 Comcast
  5.50%; 03/15/11                                              35,000                   35,667
  7.05%; 03/15/33                                              20,000                   22,259
 Cox Communications
  4.63%; 01/15/10                                              30,000                   29,333
  6.75%; 03/15/11                                              50,000                   53,368
  7.13%; 10/01/12                                              50,000                   54,389
 EchoStar DBS
  6.63%; 10/01/14                                              75,000                   74,250
                                                                                       309,566
CASINO HOTELS (0.26%)
 Aztar
  7.88%; 06/15/14                                              70,000                   73,150
 Harrah's Operating
  5.50%; 07/01/10                                              65,000                   65,614
  5.63%; 06/01/15 /3/                                          25,000                   24,714
                                                Principal

                                                Amount                               Value

-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
CASINO HOTELS (CONTINUED)
 Harrah's Operating (continued)
                                                           $                     $
  5.75%; 10/01/17 /3/                                          35,000                   34,259
 Mandalay Resort Group
  6.45%; 02/01/06                                              30,000                   30,112
 MGM Mirage
  7.25%; 10/15/06                                              25,000                   25,437
 Park Place Entertainment
  8.50%; 11/15/06                                              55,000                   57,142
                                                                                       310,428
CELLULAR TELECOMMUNICATIONS (0.48%)
 America Movil
  5.75%; 01/15/15                                              85,000                   85,295
  6.38%; 03/01/35                                              15,000                   14,544
 AT&T Wireless Services
  8.13%; 05/01/12                                              75,000                   87,951
 Nextel Communications
  5.95%; 03/15/14                                              90,000                   92,130
 Rogers Wireless Communications
  7.25%; 12/15/12                                              65,000                   68,737
 Rural Cellular
  8.25%; 03/15/12                                              25,000                   26,250
 Telus
  7.50%; 06/01/07                                              45,000                   46,991
 US Unwired
  8.12%; 06/15/10 /4/                                          65,000                   67,194
 Verizon Wireless Capital
  5.38%; 12/15/06                                              80,000                   80,776
                                                                                       569,868
CHEMICALS-DIVERSIFIED (0.14%)
 Chevron Phillips Chemical
  7.00%; 03/15/11                                              65,000                   70,489
 ICI Wilmington I
  5.63%; 12/01/13                                              55,000                   55,514
 Lyondell Chemical
  9.50%; 12/15/08                                              35,000                   36,663
                                                                                       162,666
COATINGS & PAINT (0.03%)
 Valspar
  6.00%; 05/01/07                                              30,000                   30,492
COMMERCIAL BANKS (0.19%)
 Key Bank
  3.77%; 08/08/07 /4/                                         100,000                   99,985
 Synovus Financial
  5.13%; 06/15/17                                              35,000                   34,709
 United Overseas Bank
  4.50%; 07/02/13 /3/                                          25,000                   23,959
 Wachovia Bank
  4.88%; 02/01/15                                              65,000                   64,094
                                                                                       222,747
COMMERCIAL SERVICES (0.06%)
 Iron Mountain
  8.25%; 07/01/11                                              70,000                   71,050
                                                Principal

                                                Amount                               Value

-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
COMPUTER SERVICES (0.11%)
 Affiliated Computer Services
                                                           $                     $
  5.20%; 06/01/15                                              50,000                   48,738
 Sungard Data Systems
  9.13%; 08/15/13 /3/                                          30,000                   31,088
 Unisys /2/
  7.88%; 04/01/08                                              45,000                   45,450
                                                                                       125,276
COMPUTERS-INTEGRATED SYSTEMS (0.02%)
 NCR
  7.13%; 06/15/09                                              20,000                   21,204
COMPUTERS-MEMORY DEVICES (0.05%)
 Seagate Technology HDD Holdings
  8.00%; 05/15/09                                              55,000                   57,750
CREDIT CARD ASSET BACKED SECURITIES (0.38%)
 Capital One Multi-Asset Execution Trust
  3.99%; 12/15/09 /4/                                         115,000                  115,145
 Chase Credit Card Master Trust
  3.97%; 05/15/09 /4/                                         140,000                  139,986
 Citibank Credit Card Master Trust I
  4.12%; 03/10/11 /4/                                         100,000                  100,548
 Citibank Omni-S Master Trust
  7.00%; 09/16/09                                             100,000                  100,127
                                                                                       455,806
DATA PROCESSING & MANAGEMENT (0.02%)
 Certegy
  4.75%; 09/15/08                                              25,000                   25,059
DIVERSIFIED FINANCIAL SERVICES (0.06%)
 General Electric Capital
  6.75%; 03/15/32                                              25,000                   29,406
 NiSource Finance
  3.20%; 11/01/06                                              40,000                   39,358
                                                                                        68,764
DIVERSIFIED MANUFACTURING OPERATIONS (0.04%)
 Tyco International Group
  6.38%; 02/15/06                                              45,000                   45,300
DIVERSIFIED MINERALS (0.03%)
 Vale Overseas
  9.00%; 08/15/13                                              30,000                   35,550
DIVERSIFIED OPERATIONS (0.03%)
 Noble Group
  6.63%; 03/17/15 /3/                                          40,000                   36,926
E-COMMERCE-PRODUCTS (0.02%)
 FTD
  7.75%; 02/15/14                                              20,000                   20,050
ELECTRIC-DISTRIBUTION (0.03%)
 Detroit Edison
  5.70%; 10/01/37 /8/                                          40,000                   39,772
ELECTRIC-GENERATION (0.04%)
 Korea East-West Power
  4.88%; 04/21/11 /3/                                          20,000                   19,743
                                                Principal

                                                Amount                               Value

-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
ELECTRIC-GENERATION (CONTINUED)
 Tenaska Virginia Partners
                                                           $                     $
  6.12%; 03/30/24 /3/                                          29,348                   30,365
                                                                                        50,108
ELECTRIC-INTEGRATED (0.93%)
 Arizona Public Service
  5.80%; 06/30/14                                              45,000                   47,136
  6.50%; 03/01/12                                              25,000                   27,135
 Carolina Power & Light
  6.65%; 04/01/08                                              50,000                   52,111
 Centerpoint Energy
  5.88%; 06/01/08 /2/                                          30,000                   30,621
 Cincinnati Gas & Electric
  5.40%; 06/15/33                                              20,000                   18,984
 Consumers Energy
  4.25%; 04/15/08                                              10,000                    9,857
 Dayton Power & Light
  5.13%; 10/01/13 /4/                                          35,000                   35,221
 Duquesne Light Holdings
  5.50%; 08/15/15                                              50,000                   49,703
 Entergy Gulf States
  3.60%; 06/01/08                                              30,000                   28,806
 Exelon
  4.45%; 06/15/10                                              20,000                   19,361
  6.75%; 05/01/11                                              35,000                   37,517
 FirstEnergy
  6.45%; 11/15/11                                              65,000                   69,210
 Florida Power & Light
  5.40%; 09/01/35                                              40,000                   39,594
 Indianapolis Power & Light
  7.38%; 08/01/07                                              40,000                   41,611
 Jersey Central Power & Light
  5.63%; 05/01/16                                              15,000                   15,540
 Northeast Utilities
  3.30%; 06/01/08                                              25,000                   23,997
 Northern States Power
  5.25%; 07/15/35                                              25,000                   24,269
 NorthWestern
  5.88%; 11/01/14                                              65,000                   65,665
 Ohio Power
  4.85%; 01/15/14                                              25,000                   24,550
 Oncor Electric Delivery
  6.38%; 05/01/12                                              50,000                   53,583
 Pepco Holdings
  3.75%; 02/15/06                                              95,000                   94,744
 Pinnacle West Energy
  4.00%; 04/01/07 /4/                                          45,000                   45,000
 Power Contract Financing
  5.20%; 02/01/06 /3/                                           6,880                    6,896
 PPL Energy Supply
  5.40%; 08/15/14                                              40,000                   40,367
 PSEG Power
  6.95%; 06/01/12                                              65,000                   70,913
 Puget Energy
  3.36%; 06/01/08                                              30,000                   28,916
 Southern California Edison
  5.00%; 01/15/14                                              20,000                   20,015
                                                Principal

                                                Amount                               Value

-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
ELECTRIC-INTEGRATED (CONTINUED)
 Southern California Edison (continued)
                                                           $                     $
  5.00%; 01/15/16                                              45,000                   44,789
  5.35%; 07/15/35                                              10,000                    9,711
 TXU Energy
  6.13%; 03/15/08                                              25,000                   25,680
                                                                                     1,101,502
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.01%)
 Flextronics International
  6.50%; 05/15/13                                              10,000                   10,200
ELECTRONICS-MILITARY (0.05%)
 L-3 Communications
  5.88%; 01/15/15 /2/                                          65,000                   62,888
EXPORT/IMPORT BANK (0.03%)
 Export-Import Bank of Korea
  4.50%; 08/12/09                                              40,000                   39,492
FILTRATION & SEPARATION PRODUCTS (0.04%)
 Polypore
  8.75%; 05/15/12                                              50,000                   44,000
FINANCE-AUTO LOANS (0.19%)
 Ford Motor Credit
  6.13%; 01/09/06                                              45,000                   45,051
  6.50%; 01/25/07                                              20,000                   20,023
  6.88%; 02/01/06                                             155,000                  155,634
                                                                                       220,708
FINANCE-COMMERCIAL (0.08%)
 Caterpillar Financial Services
  3.69%; 07/27/07 /4/                                         100,000                  100,000
FINANCE-CONSUMER LOANS (0.21%)
 Household Finance
  4.07%; 11/16/09 /4/                                          75,000                   75,192
  4.13%; 11/16/09                                              75,000                   73,039
  4.75%; 07/15/13                                              25,000                   24,401
  7.00%; 05/15/12                                              65,000                   71,934
                                                                                       244,566
FINANCE-CREDIT CARD (0.22%)
 Capital One Bank
  5.00%; 06/15/09                                              75,000                   75,348
  6.88%; 02/01/06                                             100,000                  100,783
 Capital One Financial
  4.80%; 02/21/12                                              15,000                   14,629
 MBNA
  4.16%; 05/05/08 /4/                                          75,000                   75,617
                                                                                       266,377
FINANCE-INVESTMENT BANKER & BROKER (0.85%)
 BCP Crystal U.S. Holdings
  9.63%; 06/15/14 /2/                                          30,000                   33,375
 Bear Stearns
  3.00%; 03/30/06                                              55,000                   54,657
 Citigroup
  3.95%; 05/18/10 /4/                                         150,000                  150,064
                                                Principal

                                                Amount                               Value

-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-INVESTMENT BANKER & BROKER (CONTINUED)
 Citigroup (continued)
                                                           $                     $
  5.88%; 02/22/33                                              20,000                   20,537
  6.63%; 06/15/32                                               5,000                    5,637
 E*Trade Financial
  8.00%; 06/15/11 /2/                                          60,000                   61,950
 Goldman Sachs Group
  3.88%; 01/15/09                                              45,000                   43,880
  5.13%; 01/15/15                                              85,000                   84,737
  5.15%; 01/15/14                                              10,000                   10,013
  6.60%; 01/15/12                                              30,000                   32,522
 JP Morgan Chase
  4.75%; 03/01/15                                              15,000                   14,628
  5.25%; 05/01/15                                             125,000                  125,782
 Lehman Brothers Holdings E-Capital Trust I
  4.59%; 08/19/65 /3/ /4/                                      10,000                   10,020
 Merrill Lynch
  4.00%; 02/06/09 /4/                                         160,000                  160,531
 Morgan Stanley
  3.88%; 01/15/10 /4/                                         100,000                  100,382
  4.75%; 04/01/14                                              70,000                   67,534
  5.30%; 03/01/13                                              30,000                   30,299
                                                                                     1,006,548
FINANCE-MORTGAGE LOAN/BANKER (1.47%)
 Countrywide Financial
  3.98%; 05/05/08 /4/                                         100,000                  100,218
 Countrywide Home Loan
  4.60%; 12/19/33 /4/                                         225,000                  217,631
  5.50%; 02/01/07                                              15,000                   15,163
 Federal Home Loan Mortgage
  4.50%; 07/15/13                                             300,000                  297,609
  4.63%; 05/28/13                                              55,000                   53,339
  4.75%; 10/11/12 /2/                                         100,000                   99,283
  4.75%; 05/06/13                                              90,000                   87,884
  5.13%; 11/07/13                                              25,000                   25,021
  6.75%; 03/15/31                                             317,000                  398,462
 Federal National Mortgage Association
  3.70%; 11/01/07                                             275,000                  270,302
  4.75%; 02/21/13 /2/                                         100,000                   99,309
 Residential Capital
  5.38%; 06/29/07 /3/ /4/                                      75,000                   75,621
                                                                                     1,739,842
FOOD-MISCELLANEOUS/DIVERSIFIED (0.13%)
 Corn Products International
  8.45%; 08/15/09                                              45,000                   50,181
 Kraft Foods
  4.63%; 11/01/06                                             100,000                  100,035
                                                                                       150,216
FOOD-RETAIL (0.05%)
 Delhaize America
  7.38%; 04/15/06                                              55,000                   55,759
GAS-DISTRIBUTION (0.08%)
 Sempra Energy
  4.75%; 05/15/09                                              40,000                   39,718
                                                Principal

                                                Amount                               Value

-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
GAS-DISTRIBUTION (CONTINUED)
 Sempra Energy (continued)
                                                           $                     $
  6.95%; 12/01/05                                              60,000                   60,271
                                                                                        99,989
HOME DECORATION PRODUCTS (0.02%)
 Newell Rubbermaid
  4.00%; 05/10/10                                              15,000                   14,258
  4.63%; 12/15/09                                              15,000                   14,760
                                                                                        29,018
HOME EQUITY-OTHER (0.80%)
 ACE Securities
  3.94%; 07/25/35 /4/                                         114,513                  114,511
  4.06%; 03/25/35 /4/                                          50,000                   50,043
 First-Citizens Home Equity Loan
  3.98%; 09/15/22 /3/ /4/                                     112,400                  112,696
 Long Beach Mortgage Loan Trust
  4.36%; 06/25/34 /4/                                          30,000                   30,070
 Option One Mortgage Loan Trust
  4.13%; 11/25/34 /4/                                          21,886                   21,912
  4.36%; 05/25/34 /4/                                          85,000                   85,252
  4.88%; 05/25/34 /4/                                          85,000                   84,998
 Saxon Asset Securities Trust
  4.05%; 03/25/35 /4/                                         135,000                  135,113
 Specialty Underwriting & Residential Finance
  4.06%; 03/25/36 /4/                                         125,000                  125,057
  4.34%; 02/25/35 /4/                                          80,000                   80,197
 Wells Fargo Home Equity Trust
  4.33%; 04/25/34 /4/                                         110,000                  109,999
                                                                                       949,848
HOME EQUITY-SEQUENTIAL (0.28%)
 Ameriquest Mortgage Securities
  4.13%; 03/25/35 /4/                                          95,273                   95,345
 New Century Home Equity Loan Trust
  4.55%; 01/25/34 /4/                                         140,000                  140,883
 Residential Asset Securities
  3.28%; 08/25/29                                              93,573                   92,800
                                                                                       329,028
HOTELS & MOTELS (0.02%)
 HMH Properties
  7.88%; 08/01/08                                              21,000                   21,263
INVESTMENT COMPANIES (0.08%)
 Canadian Oil Sands
  4.80%; 08/10/09 /3/                                         100,000                   99,116
LIFE & HEALTH INSURANCE (0.13%)
 Hartford Life Global Funding Trusts
  4.04%; 09/15/09 /4/                                         150,000                  150,227
 Nationwide Financial Services
  5.63%; 02/13/15                                              10,000                   10,189
                                                                                       160,416
MACHINERY TOOLS & RELATED PRODUCTS (0.06%)
 Kennametal
  7.20%; 06/15/12                                              70,000                   76,548
                                                Principal

                                                Amount                               Value

-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MACHINERY-FARM (0.04%)
 Case New Holland
                                                           $                     $
  6.00%; 06/01/09 /2/                                          50,000                   48,000
MEDICAL INFORMATION SYSTEM (0.05%)
 NDCHealth
  10.50%; 12/01/12                                             50,000                   57,250
MEDICAL INSTRUMENTS (0.04%)
 Medtronic
  4.75%; 09/15/15 /3/                                          50,000                   49,221
MEDICAL PRODUCTS (0.02%)
 Medical Device Manufacturing
  10.00%; 07/15/12                                             25,000                   27,125
MEDICAL-DRUGS (0.08%)
 Biovail
  7.88%; 04/01/10                                              55,000                   57,063
 Schering-Plough
  5.55%; 12/01/13 /4/                                          35,000                   36,089
                                                                                        93,152
MEDICAL-GENERIC DRUGS (0.05%)
 Mylan Laboratories
  6.38%; 08/15/15 /2/ /3/                                      60,000                   60,075
MEDICAL-HMO (0.11%)
 Coventry Health Care
  5.88%; 01/15/12                                              90,000                   91,350
 Pacificare Health Systems
  10.75%; 06/01/09                                             32,000                   34,640
                                                                                       125,990
MEDICAL-HOSPITALS (0.08%)
 HCA
  6.95%; 05/01/12                                              90,000                   92,577
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.03%)
 AmerisourceBergen
  5.63%; 09/15/12 /3/                                          40,000                   39,400
METAL-DIVERSIFIED (0.01%)
 Falconbridge
  5.38%; 06/01/15                                              15,000                   14,589
MISCELLANEOUS INVESTING (0.14%)
 iStar Financial
  4.25%; 03/03/08 /4/                                          75,000                   75,031
  5.15%; 03/01/12                                              40,000                   39,070
 Simon Property Group
  4.60%; 06/15/10                                              15,000                   14,792
 United Dominion Realty Trust
  6.50%; 06/15/09                                              35,000                   36,761
                                                                                       165,654
MISCELLANEOUS MANUFACTURERS (0.06%)
 Samsonite
  8.88%; 06/01/11                                              70,000                   74,375
MORTGAGE BACKED SECURITIES (3.58%)
 Banc of America Commercial Mortgage
  4.67%; 07/10/43                                             105,000                  102,364
                                                Principal

                                                Amount                               Value

-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MORTGAGE BACKED SECURITIES (CONTINUED)
 Banc of America Commercial Mortgage
  (continued)
                                                           $                     $
  4.86%; 07/10/43                                             105,000                  103,685
 Bear Stearns Adjustable Rate Mortgage Trust
  3.51%; 06/25/34 /4/                                          50,000                   48,407
 Bear Stearns Commercial Mortgage Securities
  0.79%; 05/11/39 /3/ /4/                                     526,258                   12,604
  5.47%; 06/11/41                                             130,000                  133,967
 Bella Vista Mortgage Trust
  4.05%; 05/20/45 /4/                                         116,940                  116,923
 Carrington Mortgage Loan Trust
  3.98%; 09/25/35 /4/                                         122,130                  122,128
  4.09%; 01/25/35 /4/                                          75,000                   75,075
 Commercial Mortgage Pass-Through Certificate
  4.05%; 10/15/37                                             200,000                  194,388
 Countrywide Alternative Loan Trust
  4.08%; 05/25/34 /4/                                         100,000                   99,893
  4.17%; 07/20/35 /4/ /5/                                     120,737                  121,662
  5.00%; 10/25/18                                              72,448                   71,818
 CS First Boston Mortgage Securities
  0.08%; 11/15/37 /4/                                       1,359,191                   29,126
  0.70%; 05/15/36 /3/ /4/                                     781,098                   14,044
  0.83%; 07/15/36 /3/ /4/                                     859,151                   23,750
  1.63%; 03/15/36 /4/                                         608,584                   24,676
  7.93%; 09/15/41 /4/                                          30,000                   33,009
 DLJ Mortgage Acceptance
  6.99%; 10/15/30 /3/                                         125,000                  129,388
 First Union National Bank Commercial Mortgage
  8.09%; 05/17/32                                              45,000                   50,551
 General Electric Capital Commercial Mortgage
  4.98%; 05/10/43 /4/                                         220,000                  219,226
 GMAC Mortgage Corporation Loan Trust
  3.89%; 08/25/35 /4/                                         150,000                  150,026
 Greenwich Capital Commercial Funding
  0.56%; 06/10/36 /3/ /4/                                   5,792,000                   84,233
 IMPAC Commercial Mortgage Trust
  4.14%; 04/25/35 /4/                                          84,189                   84,163
 JP Morgan Chase Commercial Mortgage
  Securities
  0.05%; 01/15/42 /3/ /4/                                   1,415,653                   25,673
  1.33%; 01/12/39 /3/ /4/                                     711,980                   31,358
 LB Commercial Conduit Mortgage Trust
  6.21%; 10/15/35                                             500,000                  517,940
 LB-UBS Commercial Mortgage Trust
  0.20%; 03/15/36 /3/ /4/                                     533,196                   15,559
  0.85%; 03/15/34 /3/ /4/                                     784,243                   13,312
  0.90%; 08/15/36 /3/ /4/                                     669,110                   19,100
  1.37%; 03/15/36 /3/ /4/                                     491,682                   20,853
  4.31%; 02/15/30                                             195,000                  190,919
  5.97%; 03/15/26                                             375,000                  383,776
 Merrill Lynch Mortgage Investors
  4.39%; 01/25/35 /4/                                         115,000                  115,577
                                                Principal

                                                Amount                               Value

-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MORTGAGE BACKED SECURITIES (CONTINUED)
 Merrill Lynch Mortgage Trust
                                                           $                     $
  0.73%; 02/12/42 /4/                                       2,148,899                   41,811
 Morgan Stanley Capital I
  1.30%; 01/13/41 /3/ /4/                                     473,240                   21,293
 NationsLink Funding
  7.03%; 06/20/31                                              71,535                   72,757
 Wachovia Bank Commercial Mortgage Trust
  0.47%; 03/15/42 /3/ /4/                                   4,184,326                   62,305
  0.64%; 10/15/41 /3/ /4/                                   2,838,296                   60,342
  4.94%; 04/15/42                                             210,000                  208,470
 Washington Mutual
  3.81%; 06/25/34 /4/                                          85,000                   82,270
  3.97%; 03/25/33                                              86,426                   84,906
  4.11%; 07/25/44 /4/                                          92,051                   92,302
  4.36%; 01/25/45 /4/                                          99,974                   99,782
  4.68%; 05/25/35 /4/ /5/                                      40,000                   39,797
                                                                                     4,245,208
MULTI-LINE INSURANCE (0.26%)
 CNA Financial
  5.85%; 12/15/14                                              70,000                   68,802
 Metropolitan Life Global Funding I
  4.04%; 03/17/09 /3/ /4/                                     160,000                  159,927
 XL Capital
  5.25%; 09/15/14                                              80,000                   77,176
                                                                                       305,905
MULTIMEDIA (0.26%)
 AOL Time Warner
  6.15%; 05/01/07                                              85,000                   86,876
  7.63%; 04/15/31                                              20,000                   23,431
 News America
  4.75%; 03/15/10                                              15,000                   14,945
  5.30%; 12/15/14                                              40,000                   39,914
  6.20%; 12/15/34                                              30,000                   30,045
  6.63%; 01/09/08                                              45,000                   46,760
 Time Warner Entertainment
  8.38%; 03/15/23                                              55,000                   66,714
                                                                                       308,685
MUTUAL INSURANCE (0.04%)
 Liberty Mutual Group
  5.75%; 03/15/14 /3/                                          15,000                   14,657
  7.00%; 03/15/34 /3/                                          30,000                   29,670
                                                                                        44,327
NON-HAZARDOUS WASTE DISPOSAL (0.04%)
 Allied Waste North America
  5.75%; 02/15/11                                              25,000                   23,312
 Waste Management
  5.00%; 03/15/14                                              25,000                   24,561
                                                                                        47,873
OIL & GAS DRILLING (0.07%)
 Consolidated Natural Gas
  5.00%; 03/01/14                                              30,000                   29,638
                                                Principal

                                                Amount                               Value

-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
OIL & GAS DRILLING (CONTINUED)
 Precision Drilling
                                                           $                     $
  5.63%; 06/01/14                                              50,000                   54,075
                                                                                        83,713
OIL COMPANY-EXPLORATION & PRODUCTION (0.25%)
 Devon Financing
  7.88%; 09/30/31                                              50,000                   62,964
 Husky Energy
  6.15%; 06/15/19                                              45,000                   46,998
 Nexen
  5.05%; 11/20/13                                              50,000                   49,665
  7.88%; 03/15/32                                              30,000                   37,228
 Oryx Energy
  8.13%; 10/15/05                                              60,000                   60,118
 Talisman Energy
  5.13%; 05/15/15                                              40,000                   39,839
                                                                                       296,812
OIL COMPANY-INTEGRATED (0.21%)
 Amerada Hess
  7.30%; 08/15/31                                              55,000                   64,166
 Occidental Petroleum
  4.00%; 11/30/07                                              35,000                   34,399
 PanCanadian Energy
  7.20%; 11/01/31                                              40,000                   48,161
 Petro-Canada
  5.95%; 05/15/35                                              30,000                   30,002
 Petrobras International Finance
  8.38%; 12/10/18                                              40,000                   44,700
 Petronas Capital
  7.88%; 05/22/22 /3/                                          20,000                   24,758
                                                                                       246,186
OIL FIELD MACHINERY & EQUIPMENT (0.05%)
 Cooper Cameron
  2.65%; 04/15/07                                              60,000                   57,993
OIL REFINING & MARKETING (0.24%)
 Enterprise Products Operating
  4.00%; 10/15/07                                              60,000                   58,800
  5.75%; 03/01/35                                              35,000                   32,000
 Enterprise Products Partners
  6.38%; 02/01/13                                              20,000                   20,971
 Premcor Refining Group
  6.75%; 02/01/11                                              70,000                   74,900
 Tesoro
  8.00%; 04/15/08                                              45,000                   46,913
  9.63%; 11/01/08 /2/                                          50,000                   52,525
                                                                                       286,109
PAPER & RELATED PRODUCTS (0.08%)
 Georgia-Pacific
  7.50%; 05/15/06                                              50,000                   50,563
 Smurfit Capital Funding
  6.75%; 11/20/05                                              45,000                   45,000
                                                                                        95,563
PHARMACY SERVICES (0.06%)
 Medco Health Solutions
  7.25%; 08/15/13                                              60,000                   66,125
                                                Principal

                                                Amount                               Value

-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
PIPELINES (0.15%)
 Boardwalk Pipelines
                                                           $                     $
  5.50%; 02/01/17 /2/                                          25,000                   25,229
 Buckeye Partners
  4.63%; 07/15/13                                              45,000                   43,082
 Enbridge Energy Partners
  4.00%; 01/15/09                                              20,000                   19,358
 National Fuel Gas
  5.25%; 03/01/13                                              30,000                   30,080
 Texas Eastern Transmission
  5.25%; 07/15/07                                              60,000                   60,491
                                                                                       178,240
PROPERTY & CASUALTY INSURANCE (0.43%)
 ACE
  6.00%; 04/01/07                                              85,000                   86,363
 Arch Capital Group
  7.35%; 05/01/34                                              90,000                   95,970
 Markel
  6.80%; 02/15/13                                              95,000                  100,454
 St. Paul
  5.75%; 03/15/07                                             100,000                  100,892
 W.R. Berkley
  5.13%; 09/30/10                                             105,000                  104,476
  5.88%; 02/15/13                                              20,000                   20,313
                                                                                       508,468
RECREATIONAL CENTERS (0.05%)
 AMF Bowling Worldwide
  10.00%; 03/01/10                                             55,000                   54,725
REGIONAL BANKS (0.29%)
 PNC Funding
  5.75%; 08/01/06                                             125,000                  126,217
 Wachovia
  5.25%; 08/01/14                                              50,000                   50,701
  5.63%; 12/15/08                                             115,000                  118,580
  6.38%; 02/01/09                                              10,000                   10,490
 Wells Fargo
  3.12%; 08/15/08                                              35,000                   33,576
                                                                                       339,564
REINSURANCE (0.08%)
 Berkshire Hathaway Finance
  4.63%; 10/15/13                                              65,000                   63,780
  4.75%; 05/15/12 /3/                                          35,000                   34,606
                                                                                        98,386
RETAIL-AUTO PARTS (0.02%)
 PEP Boys-Manny, Moe & Jack
  7.50%; 12/15/14                                              30,000                   27,900
RETAIL-DRUG STORE (0.05%)
 Rite Aid
  12.50%; 09/15/06                                             60,000                   63,750
RETAIL-MAJOR DEPARTMENT STORE (0.05%)
 J.C. Penney
  8.13%; 04/01/27                                              55,000                   57,956
                                                Principal

                                                Amount                               Value

-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
RETAIL-RESTAURANTS (0.07%)
 Yum! Brands
                                                           $                     $
  7.70%; 07/01/12                                              75,000                   86,040
SAVINGS & LOANS-THRIFTS (0.10%)
 Washington Mutual
  5.50%; 01/15/13                                              20,000                   20,425
  3.90%; 01/15/10 /4/                                         100,000                  100,199
                                                                                       120,624
SOVEREIGN (0.13%)
 Mexico Government
  4.27%; 01/13/09 /4/                                          60,000                   61,020
  8.30%; 08/15/31                                              40,000                   50,000
 South Africa Government
  6.50%; 06/02/14                                              45,000                   49,162
                                                                                       160,182
SPECIAL PURPOSE ENTITY (0.23%)
 Borden US Finance/Nova Scotia Finance
  9.00%; 07/15/14 /3/                                          45,000                   45,675
 MBIA Global Funding
  3.80%; 02/20/07 /3/ /4/                                     100,000                   99,969
 Pricoa Global Funding I
  4.10%; 12/22/06 /3/ /4/                                     125,000                  125,280
                                                                                       270,924
STEEL PRODUCERS (0.08%)
 International Steel Group
  6.50%; 04/15/14                                              95,000                   94,050
SUPRANATIONAL BANK (0.05%)
 Corp Andina de Fomento
  6.88%; 03/15/12                                              55,000                   60,309
TELECOMMUNICATION SERVICES (0.15%)
 PCCW Capital
  5.25%; 07/20/15 /3/                                          60,000                   58,305
 Qwest
  7.88%; 09/01/11                                              60,000                   62,550
 Verizon Global Funding
  4.90%; 09/15/15                                              40,000                   39,113
  5.85%; 09/15/35                                              20,000                   19,669
                                                                                       179,637
TELEPHONE-INTEGRATED (0.93%)
 AT&T
  9.05%; 11/15/11 /4/                                          50,000                   56,312
 BellSouth
  4.75%; 11/15/12                                              55,000                   54,254
  6.88%; 10/15/31                                              25,000                   27,866
 British Telecommunications
  7.88%; 12/15/05 /4/                                         275,000                  276,868
  8.38%; 12/15/10                                             125,000                  144,732
 France Telecom
  7.75%; 03/01/11 /4/                                          75,000                   85,160
 MCI
  6.91%; 05/01/07 /4/                                          75,000                   75,562
 Sprint Capital
  6.90%; 05/01/19                                              40,000                   44,782
                                                Principal

                                                Amount                               Value

-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
TELEPHONE-INTEGRATED (CONTINUED)
 Telecom Italia Capital
                                                           $                     $
  4.00%; 01/15/10 /3/                                         135,000                  129,629
  4.48%; 02/01/11 /4/                                          45,000                   44,996
  5.25%; 10/01/15                                              35,000                   34,392
 Telefonos de Mexico
  4.50%; 11/19/08                                              10,000                    9,871
  8.25%; 01/26/06                                             120,000                  121,286
                                                                                     1,105,710
TEXTILE-HOME FURNISHINGS (0.03%)
 Mohawk Industries
  6.50%; 04/15/07                                              40,000                   40,995
TRANSPORT-RAIL (0.02%)
 Union Pacific
  4.70%; 01/02/24                                              19,932                   19,252
TRANSPORT-SERVICES (0.02%)
 FedEx
  3.50%; 04/01/09                                              25,000                   24,022
VITAMINS & NUTRITION PRODUCTS (0.10%)
 NBTY
  7.13%; 10/01/15 /3/                                          70,000                   68,600
  8.63%; 09/15/07                                              40,000                   40,000
 WH Holdings/WH Capital
  9.50%; 04/01/11                                               9,000                    9,697
                                                                                       118,297
WIRE & CABLE PRODUCTS (0.04%)
 Superior Essex Communications
  9.00%; 04/15/12                                              50,000                   50,500
                                                         TOTAL BONDS                22,529,277

                                                Principal

                                                Amount                               Value

-----------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) CERTIFICATES (2.65%)
5.00%; 12/01/17                                               100,535                  100,373
5.00%; 03/01/18                                               110,144                  109,932
5.00%; 05/01/18                                               701,345                  699,995
5.50%; 12/01/22                                               215,627                  217,189
5.50%; 03/01/33                                               195,233                  195,436
5.50%; 04/01/33                                               158,956                  159,122
5.50%; 10/01/33                                               355,696                  356,068
5.50%; 10/01/35 /6/                                           700,000                  700,000
6.00%; 01/01/29                                                90,221                   91,984
6.00%; 10/01/35 /6/                                            70,000                   71,203
6.50%; 07/01/16                                               119,691                  123,584
6.50%; 05/01/31                                                28,136                   28,981
6.50%; 06/01/31                                                64,612                   66,553
6.50%; 11/01/31                                                27,873                   28,710
7.00%; 12/01/27                                                73,314                   76,749
7.00%; 01/01/31                                                16,049                   16,771
7.50%; 08/01/30                                                 7,574                    8,031
                                                Principal

                                                Amount                               Value

-----------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) CERTIFICATES (CONTINUED)
                                                           $                     $
7.50%; 01/01/31                                                18,173                   19,270
8.00%; 12/01/30                                                70,622                   75,340
                                            TOTAL FHLMC CERTIFICATES                 3,145,291

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) CERTIFICATES (5.85%)
4.25%; 06/01/34 /4/                                            59,402                   58,909
4.33%; 12/01/34 /4/                                            89,567                   88,735
4.39%; 07/01/34 /4/                                            35,852                   35,560
4.50%; 09/01/10                                               143,890                  143,099
4.50%; 10/01/20 /6/                                         1,190,000                1,165,084
4.65%; 03/01/35 /4/                                            94,670                   94,022
5.00%; 10/01/20 /6/                                           370,000                  368,960
5.00%; 10/01/35 /6/                                         2,195,000                2,148,356
5.50%; 01/01/33                                               471,752                  472,004
5.50%; 07/01/33                                               666,192                  666,502
5.50%; 09/01/33                                               299,661                  299,800
6.00%; 06/01/06                                                 4,170                    4,206
6.00%; 04/01/08                                                51,111                   52,630
6.00%; 03/01/09                                                 1,130                    1,163
6.00%; 05/01/09                                                48,648                   50,094
6.00%; 05/01/09                                                27,124                   27,930
6.00%; 11/01/09                                                 1,800                    1,854
6.00%; 11/01/09                                                37,744                   38,866
6.00%; 12/01/09                                                 6,131                    6,314
6.00%; 05/01/10                                                19,207                   19,778
6.00%; 12/01/33                                               192,009                  195,249
6.00%; 02/01/34                                               110,971                  112,844
6.00%; 10/01/35 /6/                                           720,000                  731,925
6.50%; 05/01/06                                                28,004                   28,269
6.50%; 03/01/08                                                44,932                   46,632
6.50%; 02/01/32                                                67,496                   69,582
7.00%; 08/01/29                                                 5,391                    5,645
                                             TOTAL FNMA CERTIFICATES                 6,934,012

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) CERTIFICATES (2.13%)
5.50%; 09/15/33                                             1,332,506                1,346,015
5.50%; 12/20/33                                               360,950                  363,935
6.00%; 09/20/26                                                99,974                  102,277
6.00%; 01/15/29                                               311,987                  319,921
6.00%; 06/15/32                                                21,091                   21,608
6.00%; 12/15/33                                               114,605                  117,410
6.50%; 10/20/31                                               143,303                  148,429
7.00%; 05/15/31                                                39,706                   41,767
7.00%; 02/20/32                                                61,341                   64,202
                                             TOTAL GNMA CERTIFICATES                 2,525,564
                                                Principal

                                                Amount                               Value

-----------------------------------------------------------------------------------------------------
TREASURY BONDS (6.38%)
 U.S. Treasury
                                                           $                     $
  3.50%; 02/15/10 /2/                                         750,000                  728,525
  3.63%; 07/15/09                                             850,000                  832,901
  4.00%; 02/15/14 /2/                                         225,000                  219,902
  4.25%; 08/15/13 /2/                                         425,000                  423,539
  4.25%; 11/15/14 /2/                                         400,000                  397,141
  4.75%; 05/15/14 /2/                                         200,000                  206,047
  4.88%; 02/15/12 /2/                                         575,000                  594,384
  5.00%; 02/15/11 /2/                                         275,000                  285,130
  5.38%; 02/15/31 /2/                                         165,000                  184,851
  6.00%; 02/15/26 /2/                                         125,000                  147,422
  6.25%; 05/15/30 /2/                                         285,000                  353,879
  7.13%; 02/15/23                                             355,000                  460,612
  7.25%; 05/15/16 /2/                                         335,000                  414,418
  7.50%; 11/15/16 /2/                                         325,000                  411,353
  8.00%; 11/15/21 /2/                                         400,000                  553,719
  8.13%; 08/15/19 /2/                                         175,000                  238,923
 U.S. Treasury Inflation-Indexed Obligations
  2.00%; 01/15/14                                             237,940                  242,894
  3.88%; 01/15/09                                             536,157                  581,647
  4.25%; 01/15/10 /2/                                         261,315                  292,295
                                                                                     7,569,582
                                                TOTAL TREASURY BONDS                 7,569,582

                                                Principal

                                                Amount                               Value

-----------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (1.11%)
FINANCE-OTHER SERVICES (1.11%)
 Investment in Joint Trading Account; HSBC
  Funding
  3.88%; 10/03/05                                           1,313,344                1,313,344
                                              TOTAL COMMERCIAL PAPER                 1,313,344



















                                                Maturity

                                                Amount                               Value

-----------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (7.50%)
 Morgan Stanley; 3.34%; dated 09/30/05
  maturing 10/03/05 (collateralized by U.S.
  Treasury Strips; $9,067,803;
  08/15/19-08/15/25) /7/                                                         $
                                                           $8,892,474                8,890,000
                                         TOTAL REPURCHASE AGREEMENTS                 8,890,000
                                                                                 -------------

                               TOTAL PORTFOLIO INVESTMENTS (112.51%)               133,446,385
OTHER ASSETS AND LIABILITIES, NET (-12.51%)                                       (14,835,479)
                                          TOTAL NET ASSETS (100.00%)             $ 118,610,906
                                                                                 ---------------

                            SCHEDULE OF INVESTMENTS
                                BALANCED ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)

                            SCHEDULE OF INVESTMENTS
                                BALANCED ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)

                            SCHEDULE OF INVESTMENTS
                                BALANCED ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)

                            SCHEDULE OF INVESTMENTS
                                BALANCED ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)

                            SCHEDULE OF INVESTMENTS
                                BALANCED ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)

                            SCHEDULE OF INVESTMENTS
                                BALANCED ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)

                            SCHEDULE OF INVESTMENTS
                                BALANCED ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)

                            SCHEDULE OF INVESTMENTS
                                BALANCED ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)

                            SCHEDULE OF INVESTMENTS
                                BALANCED ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)

                            SCHEDULE OF INVESTMENTS
                                BALANCED ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)

                            SCHEDULE OF INVESTMENTS
                                BALANCED ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)

                            SCHEDULE OF INVESTMENTS
                                BALANCED ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)

                            SCHEDULE OF INVESTMENTS
                                BALANCED ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)

                            SCHEDULE OF INVESTMENTS
                                BALANCED ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)

                            SCHEDULE OF INVESTMENTS
                                BALANCED ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)

                            SCHEDULE OF INVESTMENTS
                                BALANCED ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)

                            SCHEDULE OF INVESTMENTS
                                BALANCED ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)


/1 /Non-income producing security.
/2 /Security or a portion of the security was on loan at the end of the period. /3 /Security exempt from registration under Rule 144A of the Securities Act of
  1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid. At the end of the period, the value of these securities totaled $2,327,647 or 1.96% of net assets.
/4 /Variable rate.
/5 /Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $264,375 or 0.22% of net assets.
/6 /Security was purchased in a "to-be-announced" ("TBA") transaction.
/7 /Security was purchased with the cash proceeds from securities loans.
/8 /Security purchased on a when-issued basis.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation                      $ 13,740,523
Unrealized Depreciation                        (3,253,652)
                                             ------------
Net Unrealized Appreciation (Depreciation)     10,486,871
Cost for federal income tax purposes         $122,959,514

                            SCHEDULE OF INVESTMENTS
                                  BOND ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)

                                                        Principal
                                                         Amount                   Value
---------------------------------------------------------------------------------------------------
BONDS (62.10%)
ADVERTISING AGENCIES (0.05%)
 Interpublic Group
                                                       $                      $
  6.25%; 11/15/14                                          175,000                  157,500
ADVERTISING SERVICES (0.07%)
 Advanstar Communications
  10.75%; 08/15/10                                         200,000                  223,500
AEROSPACE & DEFENSE (0.13%)
 Northrop Grumman
  7.00%; 03/01/06                                          425,000                  429,647
AGRICULTURAL OPERATIONS (0.32%)
 Bunge Limited Finance
  4.38%; 12/15/08                                          550,000                  542,092
  5.10%; 07/15/15 /1/                                      300,000                  294,476
  5.88%; 05/15/13                                          180,000                  187,834
                                                                                  1,024,402
AIRLINES (0.06%)
 Northwest Airlines
  7.58%; 09/01/20                                           53,852                   53,855
 Southwest Airlines
  5.10%; 05/01/06                                          143,244                  143,518
                                                                                    197,373
APPAREL MANUFACTURERS (0.04%)
 Phillips-Van Heusen
  7.75%; 11/15/23                                          125,000                  133,750
ASSET BACKED SECURITIES (3.11%)
 Adjustable Rate Mortgage Trust
  5.13%; 11/25/35 /3/                                      400,000                  400,708
 Bear Stearns Asset Backed Securities
  4.07%; 02/25/35 /2/                                      850,000                  850,502
  4.43%; 03/25/34 /2/                                      635,000                  634,983
 Chase Funding Mortgage Loan Asset Backed
  Certificates
  4.12%; 09/25/33 /2/                                      280,010                  280,452
  4.33%; 09/25/33 /2/                                      490,000                  490,465
 Countrywide Asset Backed Certificates
  3.61%; 04/25/30                                          162,096                  161,505
  4.11%; 09/25/33 /2/                                      700,000                  701,114
  4.15%; 08/25/32 /2/                                      220,756                  221,035
  4.35%; 06/25/35 /2/                                      720,000                  722,115
 Financial Asset Securities
  Corp. AAA Trust
  4.10%; 02/27/35 /1/ /2/                                  425,000                  425,217
 Morgan Stanley ABS Capital I
  3.93%; 07/25/35 /2/                                      550,000                  549,988
  4.05%; 12/25/34 /2/                                      700,000                  700,857
 MSDWCC Heloc Trust
  4.02%; 07/25/17 /2/                                      562,704                  562,739
 Nomura Asset Acceptance
  4.06%; 06/25/35 /2/                                      602,783                  602,770
  4.18%; 02/25/35 /2/                                      895,137                  897,682
 SACO I Trust
  4.10%; 04/25/35 /2/                                      775,000                  774,983
                                                        Principal
                                                         Amount                   Value
---------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
ASSET BACKED SECURITIES (CONTINUED)
 Structured Asset Securities
                                                       $                      $
  4.05%; 03/25/35 /2/                                    1,000,000                1,000,543
                                                                                  9,977,658
AUTO-CARS & LIGHT TRUCKS (0.91%)
 DaimlerChrysler Holding
  4.03%; 03/07/07 /2/                                      700,000                  698,958
  4.31%; 09/10/07 /2/                                      300,000                  300,707
  4.75%; 08/08/06 /2/                                      775,000                  780,287
  4.75%; 01/15/08                                          110,000                  109,421
  4.88%; 06/15/10                                          455,000                  445,909
  7.25%; 01/18/06                                          265,000                  267,082
 Nissan Motor Acceptance
  4.63%; 03/08/10 /1/                                      330,000                  324,104
                                                                                  2,926,468
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.21%)
 Navistar International
  6.25%; 03/01/12                                          175,000                  166,250
  9.38%; 06/01/06                                          500,000                  510,000
                                                                                    676,250
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.17%)
 ArvinMeritor
  8.75%; 03/01/12                                          150,000                  147,000
 Polypore International
  0.00%; 10/01/12 /2/ /8/                                  125,000                   65,625
 Stanadyne
  10.00%; 08/15/14                                         200,000                  198,000
 Tenneco Automotive
  8.63%; 11/15/14                                          125,000                  125,938
                                                                                    536,563
AUTOMOBILE SEQUENTIAL (0.58%)
 Capital Auto Receivables Asset Trust
  3.92%; 11/16/09                                          600,000                  587,251
  4.14%; 06/15/10 /2/                                      275,000                  276,543
 Ford Credit Auto Owner Trust
  3.88%; 01/15/10                                          600,000                  586,505
 Toyota Auto Receivables
  Owner Trust
  2.65%; 11/15/06                                           14,367                   14,360
 WFS Financial Owner Trust
  4.50%; 05/17/13                                          410,000                  406,067
                                                                                  1,870,726
BEVERAGES-NON-ALCOHOLIC (0.08%)
 PepsiAmericas
  5.00%; 05/15/17                                          250,000                  247,706
BREWERY (0.42%)
 Cia Brasileira de Bebidas
  10.50%; 12/15/11                                         300,000                  374,250
 Coors Brewing
  6.38%; 05/15/12                                          130,000                  137,737
 FBG Finance
  5.13%; 06/15/15 /1/                                      475,000                  465,975
 Miller Brewing
  5.50%; 08/15/13 /1/                                      350,000                  358,410
                                                                                  1,336,372
                                                        Principal
                                                         Amount                   Value
---------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
BROADCASTING SERVICES & PROGRAMMING (0.03%)
 Grupo Televisa
                                                       $                      $
  8.50%; 03/11/32                                           90,000                  107,639
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.40%)
 Asia Aluminum Holdings
  8.00%; 12/23/11 /1/                                      100,000                  100,625
 CRH America
  6.40%; 10/15/33                                          180,000                  196,990
 Interline Brands
  11.50%; 05/15/11                                         150,000                  168,000
 Masco
  4.05%; 03/09/07 /1/ /2/                                  800,000                  801,777
                                                                                  1,267,392
BUILDING PRODUCTS-AIR & HEATING (0.05%)
 York International
  6.63%; 08/15/06                                          150,000                  152,094
BUILDING PRODUCTS-WOOD (0.08%)
 Ainsworth Lumber
  7.25%; 10/01/12                                          150,000                  141,000
 Celulosa Arauco y Constitucion
  5.13%; 07/09/13                                          105,000                  101,514
                                                                                    242,514
BUILDING-RESIDENTIAL & COMMERCIAL (0.03%)
 KB Home
  7.75%; 02/01/10                                          100,000                  102,985
CABLE TV (0.77%)
 Charter Communications
  8.38%; 04/30/14 /1/                                      150,000                  150,750
 Comcast
  5.50%; 03/15/11                                          390,000                  397,433
  7.05%; 03/15/33                                          150,000                  166,942
 Cox Communications
  4.63%; 01/15/10                                          365,000                  356,879
  6.75%; 03/15/11                                          395,000                  421,609
  7.13%; 10/01/12                                          300,000                  326,336
 CSC Holdings
  7.25%; 07/15/08                                          150,000                  150,563
 EchoStar DBS
  6.63%; 10/01/14                                          325,000                  321,750
 Kabel Deutschland
  10.63%; 07/01/14 /1/                                     150,000                  165,750
                                                                                  2,458,012
CASINO HOTELS (0.36%)
 Harrah's Operating
  5.50%; 07/01/10                                          375,000                  378,542
  5.63%; 06/01/15 /1/                                      195,000                  192,770
  5.75%; 10/01/17 /1/                                      255,000                  249,599
 MGM Mirage
  6.63%; 07/15/15 /1/                                      200,000                  197,750
 Station Casinos
  6.88%; 03/01/16                                          150,000                  152,063
                                                                                  1,170,724
                                                        Principal
                                                         Amount                   Value
---------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
CELLULAR TELECOMMUNICATIONS (1.09%)
 America Movil
                                                       $                      $
  5.50%; 03/01/14                                          520,000                  514,123
  5.75%; 01/15/15                                           70,000                   70,243
  6.38%; 03/01/35                                          100,000                   96,962
 AT&T Wireless Services
  8.13%; 05/01/12                                          625,000                  732,922
 Dobson Communications
  10.88%; 07/01/10                                         400,000                  422,500
 Nextel Communications
  5.95%; 03/15/14                                          725,000                  742,159
 Telus
  7.50%; 06/01/07                                          290,000                  302,833
  8.00%; 06/01/11                                           50,000                   57,202
 Verizon Wireless Capital
  5.38%; 12/15/06                                          560,000                  565,435
                                                                                  3,504,379
CHEMICALS-DIVERSIFIED (0.35%)
 Chevron Phillips Chemical
  5.38%; 06/15/07                                          240,000                  242,008
  7.00%; 03/15/11                                          315,000                  341,602
 ICI Wilmington I
  5.63%; 12/01/13                                          295,000                  297,759
 Lyondell Chemical
  9.50%; 12/15/08                                          225,000                  235,688
                                                                                  1,117,057
CHEMICALS-SPECIALTY (0.15%)
 Hercules
  6.75%; 10/15/29                                          100,000                   98,000
 Nalco
  8.88%; 11/15/13                                          175,000                  179,594
 Rhodia
  10.25%; 06/01/10                                         100,000                  105,750
 Westlake Chemical
  8.75%; 07/15/11                                           99,000                  106,672
                                                                                    490,016
COAL (0.03%)
 Alpha Natural Resources
  10.25%; 06/01/12                                         100,000                  111,000
COATINGS & PAINT (0.05%)
 Valspar
  6.00%; 05/01/07                                          155,000                  157,543
COMMERCIAL BANKS (0.68%)
 Key Bank
  3.86%; 11/03/09 /2/                                    1,000,000                1,000,000
 Synovus Financial
  5.13%; 06/15/17                                          270,000                  267,757
 Union Planters Bank
  5.13%; 06/15/07                                          335,000                  337,065
 United Overseas Bank
  4.50%; 07/02/13 /1/                                      170,000                  162,922
 Wachovia Bank
  4.88%; 02/01/15                                          430,000                  424,009
                                                                                  2,191,753
                                                        Principal
                                                         Amount                   Value
---------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
COMMERCIAL MORTGAGE BACKED SECURITY (0.59%)
 Structured Adjustable Rate Mortgage Loan Trust
                                                       $                      $
  4.08%; 03/25/35 /2/                                      700,000                  699,462
  4.71%; 07/25/34 /2/                                    1,200,000                1,184,136
                                                                                  1,883,598
COMMERCIAL SERVICES (0.22%)
 Iron Mountain
  6.63%; 01/01/16 /4/                                      100,000                   94,000
  8.25%; 07/01/11                                          415,000                  421,225
 Quintiles Transnational
  10.00%; 10/01/13                                         175,000                  196,875
                                                                                    712,100
COMPUTER SERVICES (0.14%)
 Affiliated Computer Services
  5.20%; 06/01/15                                          300,000                  292,430
 Sungard Data Systems
  8.52%; 08/15/13 /1/ /2/                                  140,000                  144,900
                                                                                    437,330
COMPUTERS-INTEGRATED SYSTEMS (0.02%)
 NCR
  7.13%; 06/15/09                                           75,000                   79,515
CONTAINERS-METAL & GLASS (0.19%)
 Owens-Brockway
  8.75%; 11/15/12                                          200,000                  216,000
  8.88%; 02/15/09                                          375,000                  393,750
                                                                                    609,750
CONTAINERS-PAPER & PLASTIC (0.10%)
 Intertape Polymer Group
  8.50%; 08/01/14                                          175,000                  172,333
 Stone Container Finance
  7.38%; 07/15/14                                          150,000                  133,500
                                                                                    305,833
CREDIT CARD ASSET BACKED SECURITIES (2.66%)
 American Express Credit Account Master Trust
  4.02%; 09/15/11 /2/                                      240,000                  240,935
 Bank One Issuance Trust
  4.09%; 03/15/12 /2/                                    1,000,000                1,005,508
 Capital One Multi-Asset
  Execution Trust
  3.99%; 12/15/09 /2/                                      675,000                  675,850
 Chase Credit Card Master Trust
  3.97%; 05/15/09 /2/                                      900,000                  899,913
  4.10%; 01/17/11 /2/                                    1,125,000                1,131,019
  4.12%; 02/15/11 /2/                                    1,000,000                1,007,592
 Citibank Credit Card Issuance Trust
  4.29%; 06/25/09 /2/                                    1,000,000                1,003,535
 Citibank Credit Card Master Trust I
  4.12%; 03/10/11 /2/                                      575,000                  578,150
 Citibank Omni-S Master Trust
  7.00%; 09/16/09                                          725,000                  725,922
                                                        Principal
                                                         Amount                   Value
---------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
CREDIT CARD ASSET BACKED SECURITIES (CONTINUED)
 First USA Credit Card Master Trust
                                                       $                      $
  4.15%; 04/18/11 /2/                                    1,250,000                1,258,440
                                                                                  8,526,864
DATA PROCESSING & MANAGEMENT (0.05%)
 Certegy
  4.75%; 09/15/08                                          155,000                  155,366
DENTAL SUPPLIES & EQUIPMENT (0.04%)
 Sybron Dental Specialties
  8.13%; 06/15/12                                          125,000                  133,750
DIALYSIS CENTERS (0.04%)
 DaVita
  7.25%; 03/15/15                                          125,000                  126,719
DIVERSIFIED FINANCIAL SERVICES (0.18%)
 General Electric Capital
  6.75%; 03/15/32                                          325,000                  382,274
 NiSource Finance
  3.20%; 11/01/06                                          185,000                  182,033
                                                                                    564,307
DIVERSIFIED MANUFACTURING OPERATIONS (0.45%)
 Invensys
  9.88%; 03/15/11 /1/                                      125,000                  124,219
 J.B. Poindexter
  8.75%; 03/15/14                                          200,000                  182,000
 Tyco International Group
  6.38%; 02/15/06                                          335,000                  337,237
  6.38%; 10/15/11                                          750,000                  799,411
                                                                                  1,442,867
DIVERSIFIED MINERALS (0.08%)
 Vale Overseas
  9.00%; 08/15/13                                          210,000                  248,850
DIVERSIFIED OPERATIONS (0.11%)
 Noble Group
  6.63%; 03/17/15 /1/                                      385,000                  355,414
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0.05%)
 Chemed
  8.75%; 02/24/11                                          150,000                  162,000
ELECTRIC-DISTRIBUTION (0.10%)
 Detroit Edison
  5.70%; 10/01/37 /5/                                      320,000                  318,179
ELECTRIC-GENERATION (0.11%)
 CE Casecnan Water & Energy
  11.45%; 11/15/05                                          50,611                   51,117
 Korea East-West Power
  4.88%; 04/21/11 /1/                                      105,000                  103,650
 Tenaska Virginia Partners
  6.12%; 03/30/24 /1/                                      185,870                  192,312
                                                                                    347,079
ELECTRIC-INTEGRATED (3.08%)
 Appalachian Power
  4.34%; 06/29/07 /2/                                      550,000                  551,610
                                                        Principal
                                                         Amount                   Value
---------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
ELECTRIC-INTEGRATED (CONTINUED)
 Arizona Public Service
                                                       $                      $
  5.80%; 06/30/14                                          195,000                  204,257
  6.50%; 03/01/12                                          215,000                  233,361
 Centerpoint Energy
  5.88%; 06/01/08 /4/                                      200,000                  204,142
 Cincinnati Gas & Electric
  5.40%; 06/15/33                                          125,000                  118,648
 Consumers Energy
  4.25%; 04/15/08                                           80,000                   78,853
 Dayton Power & Light
  5.13%; 10/01/13 /2/                                      250,000                  251,578
 Dominion Resources
  4.09%; 05/15/06 /2/                                      650,000                  650,859
  4.30%; 09/28/07 /2/                                      325,000                  324,911
 Duquesne Light Holdings
  5.50%; 08/15/15                                          375,000                  372,776
 Entergy Gulf States
  3.60%; 06/01/08                                          200,000                  192,039
 Exelon
  4.45%; 06/15/10                                          150,000                  145,211
  6.75%; 05/01/11                                          200,000                  214,381
 FirstEnergy
  6.45%; 11/15/11                                          375,000                  399,287
 Florida Power
  4.80%; 03/01/13                                           75,000                   74,132
 Florida Power & Light
  5.40%; 09/01/35                                          315,000                  311,800
 FPL Group Capital
  3.25%; 04/11/06                                          190,000                  188,909
 Georgia Power
  3.98%; 02/17/09 /2/                                    1,050,000                1,052,129
 Indianapolis Power & Light
  7.38%; 08/01/07                                          245,000                  254,868
 Inergy
  6.88%; 12/15/14 /1/                                      150,000                  143,250
 Jersey Central Power & Light
  5.63%; 05/01/16                                          100,000                  103,600
 MidAmerican Energy Holdings
  3.50%; 05/15/08                                          150,000                  144,874
  4.63%; 10/01/07                                          225,000                  224,323
 Northeast Utilities
  3.30%; 06/01/08                                          160,000                  153,579
 Northern States Power
  5.25%; 07/15/35                                          200,000                  194,152
 Ohio Power
  4.85%; 01/15/14                                          210,000                  206,225
 Oncor Electric Delivery
  6.38%; 05/01/12                                          250,000                  267,916
 Pepco Holdings
  3.75%; 02/15/06                                          625,000                  623,316
 Pinnacle West Energy
  4.00%; 04/01/07 /1/ /2/                                  285,000                  285,000
 Power Contract Financing
  5.20%; 02/01/06 /1/                                       44,717                   44,821
 PPL Energy Supply
  5.40%; 08/15/14                                          255,000                  257,341
                                                        Principal
                                                         Amount                   Value
---------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
ELECTRIC-INTEGRATED (CONTINUED)
 PSEG Power
                                                       $                      $
  6.95%; 06/01/12                                          425,000                  463,660
 Puget Energy
  3.36%; 06/01/08                                          200,000                  192,776
 Southern California Edison
  5.00%; 01/15/14                                          100,000                  100,073
  5.00%; 01/15/16                                          305,000                  303,572
  5.35%; 07/15/35                                          210,000                  203,926
 TXU Energy
  6.13%; 03/15/08                                          150,000                  154,079
                                                                                  9,890,234
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.14%)
 Celestica
  7.88%; 07/01/11 /4/                                      150,000                  153,000
 Communications & Power Industries
  8.00%; 02/01/12                                          150,000                  153,000
 Flextronics International
  6.50%; 05/15/13                                          150,000                  153,000
                                                                                    459,000
EXPORT/IMPORT BANK (0.06%)
 Export-Import Bank of Korea
  4.50%; 08/12/09                                          180,000                  177,713
FIDUCIARY BANKS (0.26%)
 State Street Capital Trust II
  4.29%; 02/15/08 /2/                                      825,000                  825,607
FINANCE-AUTO LOANS (0.59%)
 Ford Motor Credit
  6.13%; 01/09/06                                          265,000                  265,301
  6.50%; 01/25/07                                          395,000                  395,459
  6.88%; 02/01/06                                          450,000                  451,841
 General Motors Acceptance
  4.87%; 10/20/05 /2/                                      650,000                  650,008
  6.15%; 04/05/07                                          125,000                  124,048
                                                                                  1,886,657
FINANCE-COMMERCIAL (0.40%)
 Caterpillar Financial Services
  3.69%; 07/27/07 /2/                                      750,000                  749,997
 CIT Group
  3.99%; 02/15/07 /2/                                      525,000                  526,023
                                                                                  1,276,020
FINANCE-CONSUMER LOANS (0.65%)
 Household Finance
  4.07%; 11/16/09 /2/                                      925,000                  927,363
  4.13%; 12/15/08                                          300,000                  294,552
  4.13%; 11/16/09                                          475,000                  462,582
  4.75%; 07/15/13                                          230,000                  224,487
  7.00%; 05/15/12                                          150,000                  166,003
                                                                                  2,074,987
FINANCE-CREDIT CARD (0.62%)
 Capital One Bank
  5.00%; 06/15/09                                          555,000                  557,578
  6.88%; 02/01/06                                          835,000                  841,541
 Capital One Financial
  4.80%; 02/21/12                                          100,000                   97,523
                                                        Principal
                                                         Amount                   Value
---------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-CREDIT CARD (CONTINUED)
 MBNA
                                                       $                      $
  4.16%; 05/05/08 /2/                                      500,000                  504,114
                                                                                  2,000,756
FINANCE-INVESTMENT BANKER & BROKER (3.46%)
 Bear Stearns
  3.00%; 03/30/06                                          375,000                  372,665
  3.98%; 01/30/09 /2/                                      675,000                  678,297
 Citigroup
  3.95%; 05/18/10 /2/                                      850,000                  850,362
  6.63%; 06/15/32                                          175,000                  197,306
 Credit Suisse First Boston
  3.84%; 01/15/10 /2/                                      550,000                  551,739
 E*Trade Financial
  7.38%; 09/15/13 /1/                                      150,000                  151,500
 Goldman Sachs Group
  3.88%; 01/15/09                                          340,000                  331,535
  3.98%; 07/23/09 /2/                                      500,000                  502,650
  4.07%; 03/02/10 /2/                                      500,000                  500,187
  5.13%; 01/15/15                                          640,000                  638,019
  5.15%; 01/15/14                                          175,000                  175,234
  6.60%; 01/15/12                                          420,000                  455,305
 JP Morgan Chase
  4.75%; 03/01/15                                          550,000                  536,369
  5.25%; 05/01/15                                          865,000                  870,409
 Lehman Brothers Holdings
  4.01%; 11/10/09 /2/                                      550,000                  552,251
 Lehman Brothers Holdings E-Capital Trust I
  4.59%; 08/19/65 /1/ /2/                                   75,000                   75,153
 Merrill Lynch
  3.95%; 02/05/10 /2/                                      400,000                  400,516
  4.00%; 02/06/09 /2/                                      925,000                  928,069
  5.45%; 07/15/14                                          115,000                  118,138
 Morgan Stanley
  0.94%; 04/15/34 /1/ /2/                                2,908,626                   74,266
  3.88%; 01/15/10 /2/                                    1,325,000                1,330,066
  4.75%; 04/01/14                                          370,000                  356,963
  5.30%; 03/01/13                                          190,000                  191,892
  6.75%; 04/15/11                                          240,000                  261,081
                                                                                 11,099,972
FINANCE-LEASING COMPANY (0.17%)
 International Lease Finance
  4.00%; 01/15/10 /2/                                      550,000                  552,098
FINANCE-MORTGAGE LOAN/BANKER (5.26%)
 Countrywide Home Loan
  4.25%; 12/19/07                                          120,000                  118,835
  4.35%; 06/02/06 /2/                                      925,000                  927,167
  4.60%; 12/19/33 /2/                                    1,100,000                1,063,975
 Federal Home Loan Mortgage
  2.65%; 05/30/08                                        1,000,000                  956,467
  4.22%; 06/15/23 /2/                                      635,219                  640,391
  4.50%; 07/15/13                                        1,400,000                1,388,842
  4.63%; 05/28/13                                          325,000                  315,185
  4.75%; 10/11/12                                          550,000                  546,056
  4.75%; 05/06/13                                          625,000                  610,305
                                                        Principal
                                                         Amount                   Value
---------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-MORTGAGE LOAN/BANKER (CONTINUED)
 Federal Home Loan Mortgage (continued)
                                                       $                      $
  5.13%; 11/07/13                                           55,000                   55,045
  6.75%; 03/15/31                                        1,786,000                2,244,963
 Federal National Mortgage Association
  2.30%; 03/28/06                                          200,000                  198,164
  2.88%; 05/19/08                                          425,000                  408,070
  3.70%; 11/01/07                                          920,000                  904,284
  4.03%; 01/25/23 /2/                                      783,942                  783,958
  4.08%; 11/25/22 /2/                                      536,973                  537,778
  4.08%; 03/25/35 /2/                                      676,690                  677,102
  4.13%; 02/25/18 /2/                                      603,697                  605,266
  4.13%; 02/25/32 /2/                                      950,000                  953,668
  4.75%; 02/21/13                                          650,000                  645,510
  6.25%; 05/15/29                                          550,000                  646,858
  7.25%; 05/15/30 /4/                                      160,000                  211,086
 Federal National Mortgage Association Whole
  Loan
  4.03%; 05/25/35 /2/                                      941,398                  941,021
 Residential Capital
  5.38%; 06/29/07 /1/ /2/ /4/                              500,000                  504,137
                                                                                 16,884,133
FOOD-FLOUR & GRAIN (0.05%)
 Burns Philp Capital Property
  9.50%; 11/15/10                                          150,000                  165,750
FOOD-MISCELLANEOUS/DIVERSIFIED (0.21%)
 Corn Products International
  8.45%; 08/15/09                                          290,000                  323,389
 Kraft Foods
  4.63%; 11/01/06                                          350,000                  350,122
                                                                                    673,511
FOOD-RETAIL (0.21%)
 Delhaize America
  7.38%; 04/15/06                                          425,000                  430,865
 Safeway
  2.50%; 11/01/05                                          250,000                  249,475
                                                                                    680,340
GAS-DISTRIBUTION (0.19%)
 Sempra Energy
  4.75%; 05/15/09                                          250,000                  248,239
  6.95%; 12/01/05                                          375,000                  376,690
                                                                                    624,929
HOME DECORATION PRODUCTS (0.06%)
 Newell Rubbermaid
  4.00%; 05/01/10                                          115,000                  109,310
  4.63%; 12/15/09                                           90,000                   88,564
                                                                                    197,874
HOME EQUITY-OTHER (3.07%)
 ACE Securities
  3.94%; 07/25/35 /2/                                      847,400                  847,381
  4.06%; 03/25/35 /2/                                      300,000                  300,258
 Asset Backed Funding Certificates
  4.03%; 09/30/35 /2/ /3/                                1,600,000                1,600,000
                                                        Principal
                                                         Amount                   Value
---------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
HOME EQUITY-OTHER (CONTINUED)
 Asset Backed Funding Certificates (continued)
                                                       $                      $
  4.09%; 02/25/35 /2/                                      661,091                  661,307
 First-Citizens Home Equity Loan
  3.98%; 09/15/22 /1/ /2/                                  651,923                  653,638
 Long Beach Mortgage Loan Trust
  4.36%; 06/25/34 /2/                                      170,000                  170,395
 Option One Mortgage Loan Trust
  4.07%; 02/25/35 /2/                                      800,000                  801,479
  4.13%; 11/25/34 /2/                                      175,086                  175,292
  4.36%; 05/25/34 /2/                                      485,000                  486,438
  4.88%; 05/25/34 /2/                                      485,000                  484,987
 Saxon Asset Securities Trust
  4.05%; 03/25/35 /2/                                      850,000                  850,713
  4.96%; 03/25/35 /2/                                      810,000                  817,413
 Specialty Underwriting & Residential Finance
  4.06%; 12/25/35 /2/                                      850,000                  849,980
  4.06%; 03/25/36 /2/                                      700,000                  700,321
  4.34%; 02/25/35 /2/                                      460,000                  461,134
                                                                                  9,860,736
HOME EQUITY-SEQUENTIAL (1.62%)
 Ameriquest Mortgage Securities
  4.06%; 07/25/35 /2/                                      475,000                  474,855
  4.13%; 03/25/35 /2/                                      533,528                  533,934
  4.15%; 10/25/34 /2/                                      665,355                  666,263
 New Century Home Equity
  Loan Trust
  4.10%; 07/25/35 /2/                                      360,000                  360,313
  4.12%; 03/25/35 /2/                                      818,840                  819,565
 Residential Asset Securities
  3.28%; 08/25/29                                          491,258                  487,197
  4.03%; 05/25/35 /2/                                      850,000                  849,779
  4.42%; 12/25/33 /2/                                      750,000                  752,955
  4.98%; 03/25/35 /2/                                      250,000                  250,565
                                                                                  5,195,426
HOTELS & MOTELS (0.11%)
 HMH Properties
  7.88%; 08/01/08                                          358,000                  362,475
INDEPENDENT POWER PRODUCER (0.05%)
 Reliant Energy
  6.75%; 12/15/14                                          150,000                  147,375
INDUSTRIAL AUTOMATION & ROBOTS (0.08%)
 UNOVA
  7.00%; 03/15/08                                          250,000                  250,000
INSURANCE BROKERS (0.12%)
 Marsh & McLennan
  3.71%; 07/13/07 /2/                                      375,000                  373,282
INVESTMENT COMPANIES (0.19%)
 Canadian Oil Sands
  4.80%; 08/10/09 /1/                                      600,000                  594,694
                                                        Principal
                                                         Amount                   Value
---------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
LIFE & HEALTH INSURANCE (0.32%)
 Hartford Life Global Funding Trusts
                                                       $                      $
  4.04%; 09/15/09 /2/                                      950,000                  951,437
 Nationwide Financial Services
  5.63%; 02/13/15                                           65,000                   66,232
                                                                                  1,017,669
MACHINERY TOOLS & RELATED PRODUCTS (0.14%)
 Kennametal
  7.20%; 06/15/12                                          425,000                  464,753
MACHINERY-CONSTRUCTION & MINING (0.07%)
 Terex
  9.25%; 07/15/11                                          200,000                  215,000
MACHINERY-FARM (0.04%)
 Case New Holland
  9.25%; 08/01/11                                          125,000                  132,188
MEDICAL INFORMATION SYSTEM (0.05%)
 NDCHealth
  10.50%; 12/01/12                                         150,000                  171,750
MEDICAL INSTRUMENTS (0.14%)
 Medtronic
  4.75%; 09/15/15 /1/                                      445,000                  438,064
MEDICAL PRODUCTS (0.05%)
 Medical Device Manufacturing
  10.00%; 07/15/12                                         150,000                  162,750
MEDICAL-DRUGS (0.12%)
 Biovail
  7.88%; 04/01/10                                          150,000                  155,625
 Schering-Plough
  5.55%; 12/01/13 /2/                                      215,000                  221,692
                                                                                    377,317
MEDICAL-GENERIC DRUGS (0.11%)
 Alpharma
  8.63%; 05/01/11                                          200,000                  206,000
 Mylan Laboratories
  6.38%; 08/15/15 /1/                                      150,000                  150,188
                                                                                    356,188
MEDICAL-HMO (0.35%)
 Coventry Health Care
  5.88%; 01/15/12                                          605,000                  614,075
 Pacificare Health Systems
  10.75%; 06/01/09                                         475,000                  514,187
                                                                                  1,128,262
MEDICAL-HOSPITALS (0.37%)
 HCA
  5.25%; 11/06/08 /4/                                      245,000                  240,695
  6.30%; 10/01/12                                          100,000                   99,398
  6.95%; 05/01/12                                          300,000                  308,590
  7.13%; 06/01/06                                          250,000                  253,224
  7.88%; 02/01/11                                          150,000                  160,774
                                                        Principal
                                                         Amount                   Value
---------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MEDICAL-HOSPITALS (CONTINUED)
 United Surgical Partners International
                                                       $                      $
  10.00%; 12/15/11                                         125,000                  136,250
                                                                                  1,198,931
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.05%)
 Select Medical
  7.63%; 02/01/15                                          170,000                  162,775
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.10%)
 AmerisourceBergen
  5.63%; 09/15/12 /1/                                      320,000                  315,200
METAL PROCESSORS & FABRICATION (0.12%)
 Trimas
  9.88%; 06/15/12                                          275,000                  225,500
 Wolverine Tube
  7.38%; 08/01/08 /1/                                      175,000                  150,500
                                                                                    376,000
METAL-DIVERSIFIED (0.09%)
 Falconbridge
  5.38%; 06/01/15                                          135,000                  131,297
 Freeport-McMoRan Copper & Gold
  6.88%; 02/01/14                                          175,000                  173,250
                                                                                    304,547
MISCELLANEOUS INVESTING (0.50%)
 iStar Financial
  4.25%; 03/03/08 /2/                                      425,000                  425,175
  5.08%; 03/12/07 /2/                                      425,000                  430,537
  5.15%; 03/01/12                                          275,000                  268,608
 Simon Property Group
  4.60%; 06/15/10                                          115,000                  113,403
 Thornburg Mortgage
  8.00%; 05/15/13                                          125,000                  123,750
 United Dominion Realty Trust
  6.50%; 06/15/09                                          235,000                  246,822
                                                                                  1,608,295
MISCELLANEOUS MANUFACTURERS (0.05%)
 Samsonite
  8.88%; 06/01/11                                          150,000                  159,375
MORTGAGE BACKED SECURITIES (10.09%)
 Banc of America Commercial Mortgage
  0.09%; 11/10/38 /1/ /2/                                3,926,345                   74,632
  4.67%; 07/10/43                                          775,000                  755,545
  4.86%; 07/10/43                                          775,000                  765,296
 Bear Stearns Adjustable Rate Mortgage Trust
  3.51%; 06/25/34 /2/                                      295,000                  285,602
 Bear Stearns Commercial Mortgage Securities
  0.79%; 05/11/39 /1/ /2/                                2,894,421                   69,324
  4.09%; 06/15/17 /1/ /2/                                1,000,000                1,000,123
 Bella Vista Mortgage Trust
  4.05%; 05/20/45 /2/                                      795,190                  795,073
                                                        Principal
                                                         Amount                   Value
---------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MORTGAGE BACKED SECURITIES (CONTINUED)
 Carrington Mortgage Loan Trust
                                                       $                      $
  3.98%; 09/25/35 /2/                                      903,763                  903,743
  4.09%; 01/25/35 /2/                                      475,000                  475,478
 Chase Commercial Mortgage Securities
  7.03%; 01/15/32                                          175,632                  180,414
  7.63%; 07/15/32                                          900,000                1,004,681
 Countrywide Alternative Loan Trust
  4.08%; 05/25/34 /2/                                      575,000                  574,387
  4.17%; 07/20/35 /2/ /3/                                  821,014                  827,300
  5.00%; 10/25/18                                          506,544                  502,138
 CS First Boston Mortgage Securities
  0.08%; 11/15/37 /1/ /2/                                7,702,084                  165,048
  0.70%; 05/15/36 /1/ /2/                                5,077,135                   91,287
  0.83%; 07/15/36 /1/ /2/                                5,076,799                  140,338
  1.63%; 03/15/36 /1/ /2/                                3,755,018                  152,255
  7.93%; 09/15/41 /2/                                      160,000                  176,046
 DLJ Commercial Mortgage
  7.34%; 10/10/32                                          180,000                  195,517
 First Union National Bank Commercial Mortgage
  8.09%; 05/17/32                                          275,000                  308,920
 General Electric Capital
  Commercial Mortgage
  0.84%; 03/10/40 /1/ /2/                                9,047,561                  223,864
  4.98%; 05/10/43 /2/                                    1,580,000                1,574,440
 GMAC Commercial Mortgage Securities
  1.10%; 03/10/38 /1/ /2/                                4,492,814                  153,156
 GMAC Mortgage Corporation
  Loan Trust
  3.89%; 08/25/35 /2/                                    1,250,000                1,250,218
  4.01%; 08/25/35 /2/                                    1,000,000                  997,903
 Greenpoint Mortgage Funding Trust
  4.10%; 06/25/45 /2/                                      771,289                  768,672
  4.13%; 06/25/45 /2/                                      818,926                  816,547
 Greenwich Capital Commercial Funding
  0.56%; 06/10/36 /1/ /2/                               34,432,000                  500,745
 IMPAC Commercial Mortgage Trust
  4.13%; 08/25/35 /2/                                      767,549                  766,980
  4.14%; 04/25/35 /2/                                      547,226                  547,057
  4.21%; 01/25/35 /2/                                      753,750                  754,886
  4.26%; 04/25/35 /2/                                      485,780                  486,200
  4.30%; 10/25/33 /2/                                      537,529                  538,132
  4.33%; 10/25/33 /2/                                      584,606                  585,432
 Indymac Index Mortgage Loan Trust
  4.06%; 04/25/35 /2/                                      526,734                  525,035
  4.16%; 04/25/35 /2/                                      516,175                  514,662
 JP Morgan Chase Commercial Mortgage Securities
  0.05%; 01/15/42 /1/ /2/                                7,927,659                  143,768
  1.33%; 01/12/39 /1/ /2/                                4,271,879                  188,151
 LB-UBS Commercial Mortgage Trust
  0.20%; 03/15/36 /1/ /2/                                2,843,711                   82,982
  0.85%; 03/15/34 /1/ /2/                                2,875,555                   48,810
  0.90%; 08/15/36 /1/ /2/                                3,953,828                  112,866
                                                        Principal
                                                         Amount                   Value
---------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MORTGAGE BACKED SECURITIES (CONTINUED)
 LB-UBS Commercial Mortgage
  Trust (continued)
                                                       $                      $
  1.37%; 03/15/36 /1/ /2/                                2,622,308                  111,217
 Merrill Lynch Mortgage Investors
  4.03%; 02/25/36 /2/                                      700,000                  699,983
  4.39%; 01/25/35 /2/                                      370,000                  371,856
 Merrill Lynch Mortgage Trust
  0.73%; 02/12/42 /2/                                   22,205,287                  432,048
 Morgan Stanley Capital I
  4.06%; 10/13/35 /2/ /3/ /5/                            1,200,000                1,200,000
  1.30%; 01/13/41 /1/ /2/                                2,792,118                  125,629
  5.33%; 12/18/32                                          353,056                  354,820
  7.11%; 04/15/33                                          110,000                  118,251
 Sequoia Mortgage Trust
  4.03%; 02/20/35 /2/                                      751,249                  750,987
 Wachovia Bank Commercial Mortgage Trust
  0.47%; 03/15/42 /1/ /2/                               29,589,160                  440,583
  0.64%; 10/15/41 /1/ /2/                               18,448,924                  392,224
  4.94%; 04/15/42                                        1,300,000                1,290,531
 Washington Mutual
  3.81%; 06/25/34 /2/                                      505,000                  488,781
  3.97%; 03/25/33                                          496,949                  488,210
  4.06%; 04/25/45 /2/                                      402,797                  401,415
  4.10%; 04/25/45 /2/                                      402,797                  401,824
  4.11%; 07/25/44 /2/                                      625,945                  627,653
  4.12%; 07/25/45 /2/                                      973,603                  971,717
  4.14%; 01/25/45 /2/                                      772,131                  772,660
  4.36%; 01/25/45 /2/                                      649,831                  648,585
  4.68%; 05/25/35 /2/ /3/                                  260,000                  258,679
                                                                                 32,371,306
MULTI-LINE INSURANCE (0.54%)
 CNA Financial
  5.85%; 12/15/14                                          425,000                  417,722
 MetLife
  5.25%; 12/01/06                                          700,000                  702,722
 XL Capital
  5.25%; 09/15/14                                          620,000                  598,115
                                                                                  1,718,559
MULTIMEDIA (0.62%)
 AOL Time Warner
  7.63%; 04/15/31                                          225,000                  263,594
 News America
  4.75%; 03/15/10                                           95,000                   94,649
  5.30%; 12/15/14                                          240,000                  239,485
  6.20%; 12/15/34                                          225,000                  225,340
  6.63%; 01/09/08                                          255,000                  264,976
 Time Warner Entertainment
  8.38%; 03/15/23                                          570,000                  691,403
 Walt Disney
  5.38%; 06/01/07                                          200,000                  202,229
                                                                                  1,981,676
MUSIC (0.04%)
 Warner Music Group
  7.38%; 04/15/14                                          125,000                  125,313
                                                        Principal
                                                         Amount                   Value
---------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MUTUAL INSURANCE (0.13%)
 Liberty Mutual Group
                                                       $                      $
  5.75%; 03/15/14 /1/                                      250,000                  244,281
  7.00%; 03/15/34 /1/                                      160,000                  158,239
                                                                                    402,520
NON-HAZARDOUS WASTE DISPOSAL (0.15%)
 Allied Waste North America
  8.50%; 12/01/08                                          200,000                  208,500
 Casella Waste Systems
  9.75%; 02/01/13                                          125,000                  135,000
 Waste Management
  5.00%; 03/15/14                                          150,000                  147,363
                                                                                    490,863
OIL & GAS DRILLING (0.10%)
 Precision Drilling
  5.63%; 06/01/14                                          300,000                  324,447
OIL COMPANY-EXPLORATION & PRODUCTION (0.91%)
 Callon Petroleum
  9.75%; 12/08/10                                          150,000                  156,750
 Devon Financing
  7.88%; 09/30/31                                          275,000                  346,302
 Energy Partners
  8.75%; 08/01/10                                          200,000                  209,000
 Husky Energy
  6.15%; 06/15/19                                          255,000                  266,325
 Nexen
  5.05%; 11/20/13                                          525,000                  521,484
  7.88%; 03/15/32                                          125,000                  155,116
 Oryx Energy
  8.13%; 10/15/05                                          450,000                  450,886
 Pogo Producing
  6.88%; 10/01/17 /1/                                      125,000                  126,719
 Swift Energy
  9.38%; 05/01/12                                          175,000                  189,000
 Talisman Energy
  5.13%; 05/15/15                                          265,000                  263,932
 Whiting Petroleum
  7.00%; 02/01/14 /1 5/                                    150,000                  152,062
 XTO Energy
  6.25%; 04/15/13                                           90,000                   96,071
                                                                                  2,933,647
OIL COMPANY-INTEGRATED (0.46%)
 Amerada Hess
  7.30%; 08/15/31                                          385,000                  449,161
 Occidental Petroleum
  4.00%; 11/30/07                                          170,000                  167,082
 Petro-Canada
  5.95%; 05/15/35                                          190,000                  190,012
 Petrobras International Finance
  8.38%; 12/10/18                                          260,000                  290,550
  9.13%; 02/01/07                                          200,000                  210,750
 Petronas Capital
  7.88%; 05/22/22 /1/                                      125,000                  154,740
                                                                                  1,462,295
                                                        Principal
                                                         Amount                   Value
---------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
OIL FIELD MACHINERY & EQUIPMENT (0.11%)
 Cooper Cameron
                                                       $                      $
  2.65%; 04/15/07                                          350,000                  338,291
OIL REFINING & MARKETING (0.80%)
 CITGO Petroleum
  6.00%; 10/15/11                                          200,000                  200,000
  7.88%; 05/15/06                                          500,000                  507,500
 Enterprise Products Operating
  4.00%; 10/15/07                                          365,000                  357,701
  5.75%; 03/01/35                                          210,000                  192,003
 Enterprise Products Partners
  6.38%; 02/01/13                                          150,000                  157,284
 Premcor Refining Group
  6.75%; 02/01/11                                          550,000                  588,500
 Tesoro
  9.63%; 11/01/08 /4/                                      545,000                  572,522
                                                                                  2,575,510
OIL-FIELD SERVICES (0.29%)
 Halliburton
  5.11%; 10/17/05 /2/                                      925,000                  925,301
PAPER & RELATED PRODUCTS (0.19%)
 Abitibi-Consolidated
  8.38%; 04/01/15 /4/                                      100,000                   98,250
 Georgia-Pacific
  7.50%; 05/15/06                                          375,000                  379,219
 Neenah Paper
  7.38%; 11/15/14                                          150,000                  144,375
                                                                                    621,844
PHARMACY SERVICES (0.15%)
 Medco Health Solutions
  7.25%; 08/15/13                                          435,000                  479,409
PHYSICIAN PRACTICE MANAGEMENT (0.10%)
 US Oncology
  9.00%; 08/15/12                                          100,000                  108,000
  10.75%; 08/15/14                                         200,000                  224,000
                                                                                    332,000
PIPELINES (0.35%)
 Boardwalk Pipelines
  5.50%; 02/01/17 /4/                                      165,000                  166,510
 Buckeye Partners
  4.63%; 07/15/13                                          325,000                  311,151
 Enbridge Energy Partners
  4.00%; 01/15/09                                          105,000                  101,627
 National Fuel Gas
  5.25%; 03/01/13                                          190,000                  190,510
 Texas Eastern Transmission
  5.25%; 07/15/07                                          240,000                  241,964
 Williams
  6.38%; 10/01/10 /1/                                      100,000                   99,250
                                                                                  1,111,012
POULTRY (0.06%)
 Pilgrim's Pride
  9.25%; 11/15/13                                          175,000                  192,500
                                                        Principal
                                                         Amount                   Value
---------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
PRINTING-COMMERCIAL (0.11%)
 Cadmus Communications
                                                       $                      $
  8.38%; 06/15/14                                          125,000                  129,063
 Sheridan Group
  10.25%; 08/15/11                                         200,000                  208,000
                                                                                    337,063
PRIVATE CORRECTIONS (0.05%)
 Corrections Corporation of America
  6.25%; 03/15/13                                          150,000                  148,500
PROPERTY & CASUALTY INSURANCE (0.91%)
 ACE
  6.00%; 04/01/07                                          200,000                  203,207
 Arch Capital Group
  7.35%; 05/01/34                                          605,000                  645,130
 Markel
  6.80%; 02/15/13                                          635,000                  671,458
 St. Paul
  5.75%; 03/15/07                                          575,000                  580,129
 W.R. Berkley
  5.13%; 09/30/10                                          655,000                  651,730
  5.88%; 02/15/13                                          160,000                  162,505
                                                                                  2,914,159
PUBLISHING-BOOKS (0.36%)
 Houghton Mifflin
  8.25%; 02/01/11                                          125,000                  129,062
 Reed Elsevier Capital
  4.20%; 06/15/10 /2/                                      640,000                  639,851
  6.13%; 08/01/06                                          385,000                  388,565
                                                                                  1,157,478
PUBLISHING-NEWSPAPERS (0.04%)
 Block Communications
  9.25%; 04/15/09                                          125,000                  132,500
QUARRYING (0.05%)
 Compass Minerals International
  0.00%; 06/01/13 /2/ /8/                                  200,000                  167,000
RECREATIONAL CENTERS (0.07%)
 AMF Bowling Worldwide
  10.00%; 03/01/10                                         225,000                  223,875
REGIONAL BANKS (0.61%)
 PNC Funding
  5.75%; 08/01/06                                          750,000                  757,304
 Wachovia
  5.25%; 08/01/14                                          200,000                  202,804
  5.63%; 12/15/08                                          600,000                  618,677
  6.38%; 02/01/09                                          150,000                  157,349
 Wells Fargo
  3.12%; 08/15/08                                          225,000                  215,848
                                                                                  1,951,982
REINSURANCE (0.07%)
 Berkshire Hathaway Finance
  4.75%; 05/15/12 /1/                                      235,000                  232,351
                                                        Principal
                                                         Amount                   Value
---------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
RENTAL-AUTO & EQUIPMENT (0.07%)
 NationsRent
                                                       $                      $
  9.50%; 05/01/15                                          100,000                  104,000
 United Rentals
  6.50%; 02/15/12                                          125,000                  120,625
                                                                                    224,625
RETAIL-AUTO PARTS (0.09%)
 CSK Auto
  7.00%; 01/15/14                                          125,000                  116,875
 PEP Boys-Manny, Moe & Jack
  7.50%; 12/15/14                                          200,000                  186,000
                                                                                    302,875
RETAIL-AUTOMOBILE (0.08%)
 Asbury Automotive Group
  9.00%; 06/15/12                                          100,000                  100,500
 Group 1 Automotive
  8.25%; 08/15/13                                          150,000                  147,000
                                                                                    247,500
RETAIL-PROPANE DISTRIBUTION (0.06%)
 AmeriGas Partners
  7.25%; 05/20/15 /1/                                      100,000                  104,500
 Suburban Propane Partners/Suburban Energy Finance
  6.88%; 12/15/13                                          100,000                   91,000
                                                                                    195,500
RETAIL-RESTAURANTS (0.32%)
 Yum! Brands
  7.70%; 07/01/12                                          540,000                  619,489
  8.50%; 04/15/06                                          400,000                  408,183
                                                                                  1,027,672
RETAIL-TOY STORE (0.04%)
 Toys R Us
  7.63%; 08/01/11                                          125,000                  113,750
RUBBER-TIRES (0.05%)
 Goodyear Tire & Rubber
  12.75%; 03/01/11 /1/ /2/                                 150,000                  166,875
SATELLITE TELECOM (0.07%)
 Intelsat
  5.25%; 11/01/08                                          200,000                  184,000
  7.63%; 04/15/12                                           50,000                   41,875
                                                                                    225,875
SAVINGS & LOANS-THRIFTS (0.34%)
 Washington Mutual
  3.90%; 01/15/10 /2/                                    1,000,000                1,001,989
  5.50%; 01/15/13                                          100,000                  102,126
                                                                                  1,104,115
SCHOOLS (0.05%)
 Knowledge Learning
  7.75%; 02/01/15 /1/                                      150,000                  147,000
SEMICONDUCTOR EQUIPMENT (0.06%)
 MagnaChip Semiconductor
  7.12%; 12/15/11 /2/                                      200,000                  198,000
                                                        Principal
                                                         Amount                   Value
---------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
SOVEREIGN (0.34%)
 Mexico Government
                                                       $                      $
  4.27%; 01/13/09 /2/ /4/                                  385,000                  391,545
  8.30%; 08/15/31                                          315,000                  393,750
 South Africa Government
  6.50%; 06/02/14                                          280,000                  305,900
                                                                                  1,091,195
SPECIAL PURPOSE ENTITY (0.80%)
 Borden US Finance/Nova Scotia Finance
  8.35%; 07/15/10 /1/ /2/                                  200,000                  200,000
 Crystal US Holdings
  0.00%; 10/01/14 /2/ /8/                                  150,000                  105,000
 Da-Lite Screen
  9.50%; 05/15/11                                          150,000                  158,250
 Farmers Exchange Capital
  7.05%; 07/15/28 /1/                                      250,000                  258,122
 John Hancock Global Funding II
  3.70%; 04/03/09 /1/ /2/                                  950,000                  950,604
 Jostens
  7.63%; 10/01/12                                          150,000                  151,500
 MBIA Global Funding
  3.80%; 02/20/07 /1/ /2/                                  750,000                  749,771
 Rio Tinto Finance
  5.75%; 07/03/06                                            5,000                    5,052
                                                                                  2,578,299
SPECIFIED PURPOSE ACQUISITION (0.04%)
 Nell
  8.38%; 08/15/15 /1/                                      120,000                  117,300
SUPRANATIONAL BANK (0.09%)
 Corp Andina de Fomento
  6.88%; 03/15/12                                          270,000                  296,063
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.08%)
 Corning
  8.30%; 04/04/25                                          235,000                  243,946
TELECOMMUNICATION SERVICES (0.47%)
 Insight Midwest/Insight Capital
  10.50%; 11/01/10                                         575,000                  603,750
 PCCW Capital
  5.25%; 07/20/15 /1/                                      460,000                  447,006
 Verizon Global Funding
  4.90%; 09/15/15                                          320,000                  312,902
  5.85%; 09/15/35                                          160,000                  157,352
                                                                                  1,521,010
TELEPHONE-INTEGRATED (2.43%)
 AT&T
  9.05%; 11/15/11 /2/                                      375,000                  422,344
 BellSouth
  4.75%; 11/15/12                                          325,000                  320,591
  6.88%; 10/15/31                                          180,000                  200,636
 British Telecommunications
  7.88%; 12/15/05 /2/                                    1,460,000                1,469,919
  8.38%; 12/15/10                                        1,025,000                1,186,800
 France Telecom
  7.75%; 03/01/11 /2/                                      690,000                  783,474
                                                        Principal
                                                         Amount                   Value
---------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
TELEPHONE-INTEGRATED (CONTINUED)
 KT
                                                       $                      $
  4.88%; 07/15/15 /1/                                      170,000                  165,059
 MCI
  6.91%; 05/01/07 /2/                                      220,000                  221,650
  7.69%; 05/01/09 /2/                                      200,000                  207,500
 Northwestern Bell Telephone
  6.25%; 01/01/07                                          250,000                  250,625
 Sprint Capital
  6.90%; 05/01/19                                           10,000                   11,195
  8.75%; 03/15/32                                          220,000                  295,004
 Telecom Italia Capital
  4.00%; 01/15/10 /1/                                    1,100,000                1,056,237
  4.48%; 02/01/11 /2/ /4/                                  350,000                  349,966
  5.25%; 10/01/15                                          295,000                  289,876
 Telefonos de Mexico
  4.50%; 11/19/08                                          170,000                  167,803
  8.25%; 01/26/06                                          400,000                  404,286
                                                                                  7,802,965
TEXTILE-HOME FURNISHINGS (0.04%)
 Mohawk Industries
  6.50%; 04/15/07                                          135,000                  138,359
THEATERS (0.04%)
 AMC Entertainment
  9.88%; 02/01/12                                          150,000                  144,375
TOBACCO (0.03%)
 R.J. Reynolds Tobacco Holdings
  6.50%; 07/15/10 /1/                                      100,000                   99,750
TRANSPORT-EQUIPMENT & LEASING (0.03%)
 Greenbrier
  8.38%; 05/15/15                                          100,000                  104,000
TRANSPORT-RAIL (0.06%)
 Progress Rail Services/Progress Metal
  Reclamation
  7.75%; 04/01/12 /1/                                       75,000                   76,406
 Union Pacific
  4.70%; 01/02/24                                          114,611                  110,700
                                                                                    187,106
TRANSPORT-SERVICES (0.09%)
 CHC Helicopter
  7.38%; 05/01/14                                          150,000                  153,750
 FedEx
  3.50%; 04/01/09                                          145,000                  139,325
                                                                                    293,075
VENTURE CAPITAL (0.04%)
 Arch Western Finance
  6.75%; 07/01/13                                          125,000                  127,500
VITAMINS & NUTRITION PRODUCTS (0.20%)
 NBTY
  7.13%; 10/01/15 /1/                                      100,000                   98,000
  8.63%; 09/15/07                                          250,000                  250,000
                                                        Principal
                                                         Amount                   Value
---------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
VITAMINS & NUTRITION PRODUCTS (CONTINUED)
 WH Holdings/WH Capital
                                                       $                      $
  9.50%; 04/01/11                                          275,000                  296,313
                                                                                    644,313
WIRE & CABLE PRODUCTS (0.06%)
 Superior Essex Communications
  9.00%; 04/15/12                                          200,000                  202,000
                                                      TOTAL BONDS               199,259,621

                                                        Principal
                                                         Amount                   Value
---------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) CERTIFICATES (12.47%)
4.50%; 07/01/10                                             95,542                   95,023
4.50%; 10/01/20 /6/                                      3,800,000                3,720,436
5.00%; 12/01/17                                          1,005,345                1,003,730
5.00%; 05/01/18                                          2,331,972                2,327,483
5.00%; 10/01/20 /6/                                      2,575,000                2,567,759
5.00%; 10/01/35 /6/                                      2,820,000                2,759,195
5.50%; 03/01/09                                            109,548                  111,013
5.50%; 09/01/17                                            308,604                  313,237
5.50%; 02/01/18                                            730,530                  741,498
5.50%; 06/01/24                                          4,156,353                4,183,452
5.50%; 03/01/33                                          2,231,229                2,233,558
5.50%; 04/01/33                                          2,225,378                2,227,701
5.50%; 10/01/35 /6/                                     14,690,000               14,690,000
6.00%; 03/01/31                                            165,696                  168,685
6.00%; 04/01/31                                             25,351                   25,808
6.00%; 06/01/32                                            516,074                  525,170
6.00%; 10/01/32                                            392,933                  399,858
6.50%; 04/01/16                                             96,711                   99,887
6.50%; 03/01/29                                             65,512                   67,598
6.50%; 05/01/29                                             97,005                  100,065
6.50%; 04/01/31                                             58,669                   60,431
6.50%; 02/01/32                                            111,437                  114,784
6.50%; 05/01/32                                            268,437                  276,315
6.50%; 05/01/32                                             87,109                   89,666
7.00%; 12/01/29                                            230,113                  240,527
7.00%; 06/01/30                                             21,430                   22,394
7.00%; 12/01/30                                             25,409                   26,552
7.00%; 01/01/31                                             44,575                   46,580
7.00%; 01/01/31                                             15,015                   15,690
7.00%; 02/01/31                                             23,328                   24,377
7.00%; 06/01/31                                             14,861                   15,530
7.00%; 12/01/31                                            294,142                  307,374
7.50%; 04/01/30                                             68,424                   72,555
7.50%; 09/01/30                                             47,544                   50,415
7.50%; 03/01/31                                            162,918                  172,753
8.00%; 09/01/30                                             95,100                  101,453
                                         TOTAL FHLMC CERTIFICATES                39,998,552

                                                        Principal
                                                         Amount                   Value
---------------------------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) CERTIFICATES (14.53%)
                                                       $                      $
4.25%; 06/01/34 /2/                                        402,406                  399,066
4.33%; 12/01/34 /2/                                        606,744                  601,106
4.39%; 07/01/34 /2/                                        242,867                  240,893
4.50%; 10/01/20 /6/                                      4,550,000                4,454,732
4.65%; 03/01/35 /2/                                        641,315                  636,926
5.00%; 10/01/20 /6/                                     11,075,000               11,043,857
5.00%; 10/01/35 /6/                                     11,300,000               11,059,875
5.50%; 06/01/19                                            336,132                  341,120
5.50%; 07/01/19                                            320,758                  325,519
5.50%; 07/01/19                                            139,356                  141,425
5.50%; 08/01/19                                            377,179                  382,777
5.50%; 08/01/19                                             68,924                   69,947
5.50%; 10/01/19                                            846,608                  859,172
5.50%; 10/01/19                                            629,747                  639,093
5.50%; 12/01/22                                            706,890                  711,511
5.50%; 07/01/33                                          4,580,070                4,582,196
6.00%; 05/01/09                                            104,691                  107,803
6.00%; 07/01/09                                            209,409                  215,633
6.00%; 07/01/09                                            111,233                  114,539
6.00%; 05/01/31                                             72,881                   74,144
6.00%; 08/01/32                                             25,817                   26,255
6.00%; 10/01/33                                            323,872                  329,338
6.00%; 11/01/33                                          1,200,184                1,220,440
6.00%; 12/01/33                                          1,106,259                1,124,929
6.00%; 10/01/35 /6/                                      5,280,000                5,367,447
6.50%; 12/01/10                                             85,106                   88,327
6.50%; 08/01/31                                            264,574                  272,750
6.50%; 03/01/32                                             81,199                   83,708
6.50%; 04/01/32                                            147,051                  151,596
6.50%; 09/01/32                                            461,782                  475,804
7.00%; 09/01/31                                             71,964                   75,332
7.00%; 02/01/32                                             98,658                  103,271
7.00%; 05/01/32                                            287,835                  301,295
                                          TOTAL FNMA CERTIFICATES                46,621,826

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) CERTIFICATES (2.16%)
5.50%; 12/20/33                                          1,876,945                1,892,463
5.50%; 05/20/35                                            244,061                  246,005
6.00%; 07/20/28                                            244,079                  249,602
6.00%; 11/20/28                                            304,677                  311,571
6.00%; 01/20/29                                            326,220                  333,499
6.00%; 07/20/29                                             60,577                   61,928
6.00%; 12/15/33                                            286,512                  293,526
6.50%; 03/20/28                                             54,573                   56,636
6.50%; 05/20/29                                             44,274                   45,919
6.50%; 12/15/32                                          2,893,925                3,011,048
7.00%; 03/15/31                                             98,020                  103,091
7.50%; 05/15/29                                            228,736                  243,002
8.00%; 12/15/30                                             70,614                   75,622
                                          TOTAL GNMA CERTIFICATES                 6,923,912

                                                        Principal
                                                         Amount                   Value
---------------------------------------------------------------------------------------------------
TREASURY BONDS (20.12%)
 U.S. Treasury
                                                       $                      $
  3.50%; 02/15/10 /4/                                    7,650,000                7,430,958
  3.63%; 07/15/09 /4/                                    5,725,000                5,609,830
  4.00%; 02/15/14 /4/                                    2,725,000                2,663,262
  4.25%; 08/15/13 /4/                                    5,800,000                5,780,060
  4.25%; 11/15/14 /4/                                    2,850,000                2,829,628
  4.75%; 05/15/14 /4/                                    1,250,000                1,287,793
  4.88%; 02/15/12                                        2,950,000                3,049,447
  5.00%; 02/15/11 /4/                                    3,200,000                3,317,875
  6.00%; 02/15/26 /4/                                    2,075,000                2,447,203
  6.25%; 08/15/23 /4/                                    2,755,000                3,294,269
  6.25%; 05/15/30 /4/                                    3,165,000                3,929,917
  6.75%; 08/15/26                                          750,000                  961,260
  7.25%; 05/15/16 /4/                                    1,475,000                1,824,678
  7.50%; 11/15/16 /4/                                    7,740,000                9,796,541
  8.00%; 11/15/21 /4/                                      565,000                  782,128
  8.13%; 08/15/19 /4/                                    2,350,000                3,208,392
 U.S. Treasury Inflation-Indexed Obligations
  2.00%; 01/15/14                                        2,828,839                2,887,736
  4.25%; 01/15/10 /4/                                    3,077,710                3,442,588
                                             TOTAL TREASURY BONDS                64,543,565

                                                        Principal
                                                         Amount                   Value
---------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (5.39%)
FINANCE-MORTGAGE LOAN/BANKER (0.66%)
 Investment in Joint Trading Account; Federal
  Home Loan Bank
  3.18%; 10/03/05                                        2,120,996                2,120,622
FINANCE-OTHER SERVICES (4.51%)
 Investment in Joint Trading Account; HSBC
  Funding
  3.88%; 10/03/05                                       14,472,277               14,472,277
MULTIMEDIA (0.22%)
 Cox Enterprises
  3.77%; 02/15/06                                          700,000                  700,000
                                           TOTAL COMMERCIAL PAPER                17,292,899







                                                        Maturity
                                                         Amount                   Value
---------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (19.43%)
  Morgan Stanley; 3.34%; dated 09/30/05 maturing
  10/03/05 (collateralized by U.S. Treasury                                   $
  Strips; $63,600,081; 08/15/19 - 08/15/25) /7/        $62,370,355               62,353,000
                                      TOTAL REPURCHASE AGREEMENTS                62,353,000
                                                                              -------------

                            TOTAL PORTFOLIO INVESTMENTS (136.20%)               436,993,375
OTHER ASSETS AND LIABILITIES, NET (-36.20%)                                    (116,145,449)
                                       TOTAL NET ASSETS (100.00%)             $ 320,847,926
                                                                              ----------------

                            SCHEDULE OF INVESTMENTS
                                  BOND ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)

                            SCHEDULE OF INVESTMENTS
                                  BOND ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)

                            SCHEDULE OF INVESTMENTS
                                  BOND ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)

                            SCHEDULE OF INVESTMENTS
                                  BOND ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)

                            SCHEDULE OF INVESTMENTS
                                  BOND ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)

                            SCHEDULE OF INVESTMENTS
                                  BOND ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)

                            SCHEDULE OF INVESTMENTS
                                  BOND ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)

                            SCHEDULE OF INVESTMENTS
                                  BOND ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)

                            SCHEDULE OF INVESTMENTS
                                  BOND ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)

                            SCHEDULE OF INVESTMENTS
                                  BOND ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)

                            SCHEDULE OF INVESTMENTS
                                  BOND ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)

                            SCHEDULE OF INVESTMENTS
                                  BOND ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)


/1 /Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid. At the end of the period, the value of these securities totaled $19,016,055 or 5.93% of net assets.
/2 /Variable rate.
/3 /Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $4,286,687 or 1.34% of net assets.
/4 /Security or a portion of the security was on loan at the end of the period. /5 /Security purchased on a when-issued basis.
/6 /Security was purchased in a "to-be-announced" ("TBA") transaction.
/7 /Security was purchased with the cash proceeds from securities loans.
/8 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation                      $  2,888,391
Unrealized Depreciation                        (3,313,837)
                                             ------------
Net Unrealized Appreciation (Depreciation)       (425,446)
Cost for federal income tax purposes         $437,418,821

                                                    Notional     Unrealized
                   Description                       Amount      Gain (Loss)
-----------------------------------------------------------------------------
SWAP AGREEMENTS
CREDIT DEFAULT SWAPS
Buy protection for CDX4 HY Index and pay           $10,000,000   $  35,605
quarterly 3.60% to Morgan Stanley.
Expires June 2010
INTEREST RATE SWAPS
Pay semi-annually a fixed rate of 4.615% to         10,000,000       7,230
Morgan Stanley and receive quarterly a floating
rate based on 3-month LIBOR.
Expires August 2010.
TOTAL RETURN SWAPS
Receive a monthly return equal to the Lehman        10,000,000    (160,939)
ERISA Eligible CMBS Index and pay monthly a
floating rate based on 1-month LIBOR less 25
basis points with Morgan Stanley. Expires
November 2005.

Receive a monthly return equal to the M0A0           5,000,000     (65,924)
Merrill Lynch Mortgage Master Index and pay
monthly a floating rate based on 3-month LIBOR
less 10 basis points with Merrill Lynch. Expires
October 2005.

Receive a monthly return equal to a 30-year 5.0%     3,947,629     (28,680)
FHLMC and pay monthly a floating rate based on
1-month LIBOR less 85 basis points with Merrill
Lynch. Expires October 2005.


                            SCHEDULE OF INVESTMENTS
                             CAPITAL VALUE ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)

                                                Shares

                                                Held                                 Value

-----------------------------------------------------------------------------------------------------
COMMON STOCKS (100.15%)
AEROSPACE & DEFENSE (0.81%)
                                                                                 $
 Northrop Grumman                                              38,680               2,102,258
AEROSPACE & DEFENSE EQUIPMENT (1.21%)
 General Dynamics                                              20,260               2,422,083
 Lockheed Martin                                               12,100                 738,584
                                                                                    3,160,667
APPAREL MANUFACTURERS (0.38%)
 VF                                                            17,000                 985,490
APPLICATIONS SOFTWARE (0.23%)
 Compuware /1/                                                 63,500                 603,250
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.32%)
 Paccar                                                        12,435                 844,212
BATTERIES & BATTERY SYSTEMS (0.33%)
 Energizer Holdings /1/                                        15,200                 861,840
BEVERAGES-NON-ALCOHOLIC (0.95%)
 Coca-Cola                                                     57,200               2,470,468
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.36%)
 Vulcan Materials                                              12,700                 942,467
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.59%)
 Lafarge North America                                         13,600                 919,496
 Martin Marietta Materials                                      7,750                 608,065
                                                                                    1,527,561
BUILDING-RESIDENTIAL & COMMERCIAL (1.53%)
 DR Horton                                                     30,773               1,114,598
 KB Home                                                       12,000                 878,400
 MDC Holdings                                                  10,720                 845,701
 Pulte Homes                                                   26,720               1,146,822
                                                                                    3,985,521
CABLE TV (0.96%)
 Comcast /1/                                                   85,100               2,500,238
CHEMICALS-DIVERSIFIED (1.14%)
 Dow Chemical                                                  19,900                 829,233
 FMC /1/                                                       15,800                 904,076
 PPG Industries                                                21,000               1,242,990
                                                                                    2,976,299
COMMERCIAL BANKS (1.17%)
 Bank of Hawaii                                                18,200                 895,804
 City National                                                 12,800                 897,152
 UnionBanCal                                                   18,140               1,264,721
                                                                                    3,057,677
COMMERCIAL SERVICE-FINANCE (0.32%)
 Equifax                                                       23,600                 824,584
COMPUTERS (1.95%)
 Hewlett-Packard                                              174,080               5,083,136
COMPUTERS-INTEGRATED SYSTEMS (0.28%)
 NCR /1/                                                       22,800                 727,548
CONSUMER PRODUCTS - MISCELLANEOUS (0.62%)
 Kimberly-Clark                                                27,300               1,625,169
                                                Shares

                                                Held                                 Value

-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COSMETICS & TOILETRIES (0.37%)
                                                                                 $
 Colgate-Palmolive                                             17,900                 944,941
DATA PROCESSING & MANAGEMENT (0.37%)
 Fair Isaac                                                    21,400                 958,720
DIRECT MARKETING (0.20%)
 Harte-Hanks                                                   20,000                 528,600
DIVERSIFIED MANUFACTURING OPERATIONS (1.70%)
 Eaton                                                         17,800               1,131,190
 General Electric                                              70,200               2,363,634
 ITT Industries                                                 8,300                 942,880
                                                                                    4,437,704
ELECTRIC-INTEGRATED (5.33%)
 Allegheny Energy /1/                                          44,470               1,366,118
 CenterPoint Energy /2/                                        66,000                 981,420
 Constellation Energy Group                                    29,100               1,792,560
 Edison International                                          46,160               2,182,445
 Exelon                                                        49,090               2,623,370
 FirstEnergy                                                   36,000               1,876,320
 PPL                                                           39,060               1,262,810
 TECO Energy /2/                                               48,300                 870,366
 TXU                                                            8,356                 943,225
                                                                                   13,898,634
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.43%)
 Freescale Semiconductor /1/                                   47,100               1,110,618
ENGINES-INTERNAL COMBUSTION (0.34%)
 Cummins                                                       10,120                 890,459
ENTERPRISE SOFTWARE & SERVICE (0.58%)
 BEA Systems /1/                                               99,400                 892,612
 Sybase /1/                                                    26,200                 613,604
                                                                                    1,506,216
FINANCE-AUTO LOANS (0.51%)
 AmeriCredit /1/                                               33,900                 809,193
 WFS Financial /1/                                              7,590                 509,972
                                                                                    1,319,165
FINANCE-COMMERCIAL (0.35%)
 CIT Group                                                     20,000                 903,600
FINANCE-CREDIT CARD (0.81%)
 Capital One Financial                                         14,500               1,153,040
 Providian Financial /1/                                       54,700                 967,096
                                                                                    2,120,136
FINANCE-INVESTMENT BANKER & BROKER (9.37%)
 Bear Stearns                                                  16,650               1,827,337
 Citigroup /3/                                                194,460               8,851,819
 JP Morgan Chase                                              184,320               6,253,978
 Lehman Brothers Holdings                                      24,187               2,817,302
 Merrill Lynch                                                 17,740               1,088,349
 Morgan Stanley                                                66,740               3,599,956
                                                                                   24,438,741
FINANCE-MORTGAGE LOAN/BANKER (1.56%)
 Countrywide Financial                                         56,179               1,852,783
 Federal Home Loan Mortgage                                    10,000                 564,600
                                                Shares

                                                Held                                 Value

-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FINANCE-MORTGAGE LOAN/BANKER (CONTINUED)
                                                                                 $
 IndyMac Bancorp /2/                                           19,570                 774,581
 Federal National Mortgage Association                         19,300                 865,026
                                                                                    4,056,990
FINANCIAL GUARANTEE INSURANCE (0.46%)
 MGIC Investment                                               18,720               1,201,824
FOOD-FLOUR & GRAIN (0.61%)
 Archer Daniels Midland                                        64,800               1,597,968
FOOD-MISCELLANEOUS/DIVERSIFIED (0.34%)
 Kellogg                                                       19,100                 881,083
GAS-DISTRIBUTION (0.83%)
 Energen                                                       24,700               1,068,522
 UGI                                                           38,900               1,095,035
                                                                                    2,163,557
HOTELS & MOTELS (0.37%)
 Starwood Hotels & Resorts Worldwide                           16,800                 960,456
HUMAN RESOURCES (0.34%)
 Robert Half International                                     25,226                 897,793
INSTRUMENTS-CONTROLS (0.32%)
 Mettler Toledo International /1/                              16,200                 825,876
INVESTMENT COMPANIES (0.35%)
 American Capital Strategies                                   25,300                 927,498
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.34%)
 Nuveen Investments                                            22,400                 882,336
LEISURE & RECREATION PRODUCTS (0.27%)
 Brunswick                                                     18,800                 709,324
LIFE & HEALTH INSURANCE (2.27%)
 AmerUs Group /2/                                              16,700                 958,079
 Cigna                                                         16,500               1,944,690
 Nationwide Financial Services                                 15,900                 636,795
 Prudential Financial                                          35,200               2,378,112
                                                                                    5,917,676
MEDICAL-BIOMEDICAL/GENE (0.79%)
 Charles River Laboratories International /1/                  17,900                 780,798
 Genzyme /1/                                                    7,250                 519,390
 Invitrogen /1/                                                10,200                 767,346
                                                                                    2,067,534
MEDICAL-DRUGS (3.93%)
 Merck                                                         28,300                 770,043
 Pfizer                                                       284,300               7,098,971
 Wyeth                                                         51,600               2,387,532
                                                                                   10,256,546
MEDICAL-HMO (1.30%)
 Aetna                                                         11,800               1,016,452
 WellPoint /1/                                                 31,220               2,367,100
                                                                                    3,383,552
METAL PROCESSORS & FABRICATION (0.44%)
 Precision Castparts                                           21,600               1,146,960
                                                Shares

                                                Held                                 Value

-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
METAL-COPPER (0.53%)
                                                                                 $
 Phelps Dodge                                                  10,700               1,390,251
METAL-DIVERSIFIED (0.41%)
 Freeport-McMoRan Copper & Gold                                21,800               1,059,262
MISCELLANEOUS INVESTING (3.45%)
 AMB Property                                                  20,700                 929,430
 Archstone-Smith Trust                                         29,440               1,173,773
 CBL & Associates Properties                                   22,200                 909,978
 Kimco Realty                                                  42,580               1,337,863
 Pan Pacific Retail Properties                                 13,900                 916,010
 Simon Property Group                                          20,700               1,534,284
 Ventas                                                        20,439                 658,136
 Vornado Realty Trust /2/                                      17,600               1,524,512
                                                                                    8,983,986
MONEY CENTER BANKS (2.97%)
 Bank of America /3/                                          183,680               7,732,928
MULTI-LINE INSURANCE (2.46%)
 Allstate                                                      48,940               2,705,893
 American International Group                                  44,160               2,736,153
 Assurant                                                      25,300                 962,918
                                                                                    6,404,964
MULTIMEDIA (2.78%)
 McGraw-Hill                                                   21,960               1,054,958
 News                                                          92,540               1,442,699
 Time Warner /1/                                              110,980               2,009,848
 Walt Disney                                                  113,400               2,736,342
                                                                                    7,243,847
OIL & GAS DRILLING (0.36%)
 Helmerich & Payne                                             15,400                 930,006
OIL COMPANY-EXPLORATION & PRODUCTION (1.81%)
 Burlington Resources                                          27,400               2,228,168
 Devon Energy                                                  36,360               2,495,750
                                                                                    4,723,918
OIL COMPANY-INTEGRATED (12.94%)
 Amerada Hess                                                  10,760               1,479,500
 ChevronTexaco                                                101,660               6,580,452
 ConocoPhillips                                                77,734               5,434,384
 Exxon Mobil /3/                                              279,655              17,769,279
 Occidental Petroleum                                          28,886               2,467,731
                                                                                   33,731,346
OIL REFINING & MARKETING (0.85%)
 Valero Energy                                                 19,518               2,206,705
OPTICAL SUPPLIES (0.36%)
 Bausch & Lomb                                                 11,680                 942,342
PAPER & RELATED PRODUCTS (0.59%)
 Georgia-Pacific                                               45,430               1,547,346
PHARMACY SERVICES (0.37%)
 Caremark Rx /1/                                               19,200                 958,656
PIPELINES (1.00%)
 Equitable Resources                                           26,700               1,042,902
                                                Shares

                                                Held                                 Value

-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PIPELINES (CONTINUED)
                                                                                 $
 Questar                                                       17,682               1,558,138
                                                                                    2,601,040
POULTRY (0.35%)
 Pilgrim's Pride                                               25,000                 910,000
PRINTING-COMMERCIAL (0.53%)
 R.R. Donnelley & Sons                                         37,000               1,371,590
PROPERTY & CASUALTY INSURANCE (2.43%)
 Chubb                                                         20,400               1,826,820
 Commerce Group                                                14,000                 812,280
 St. Paul Travelers                                            59,200               2,656,304
 W.R. Berkley                                                  26,250               1,036,350
                                                                                    6,331,754
REGIONAL BANKS (6.45%)
 Comerica                                                      25,600               1,507,840
 KeyCorp                                                       54,500               1,757,625
 PNC Financial Services Group                                  29,200               1,694,184
 SunTrust Banks                                                33,800               2,347,410
 U.S. Bancorp                                                  32,900                 923,832
 Wachovia                                                      76,794               3,654,627
 Wells Fargo                                                   84,020               4,921,051
                                                                                   16,806,569
RETAIL-APPAREL & SHOE (0.31%)
 Nordstrom                                                     23,600                 809,952
RETAIL-BUILDING PRODUCTS (0.29%)
 Home Depot                                                    20,100                 766,614
RETAIL-MAJOR DEPARTMENT STORE (0.48%)
 J.C. Penney                                                   26,600               1,261,372
RETAIL-REGIONAL DEPARTMENT STORE (0.60%)
 Federated Department Stores                                   23,500               1,571,445
RETAIL-RESTAURANTS (0.34%)
 Darden Restaurants                                            29,600                 898,952
SAVINGS & LOANS-THRIFTS (0.49%)
 Golden West Financial                                         21,600               1,282,824
STEEL PRODUCERS (0.57%)
 Nucor                                                         25,200               1,486,548
TELEPHONE-INTEGRATED (5.37%)
 AT&T                                                          83,500               1,653,300
 BellSouth                                                     29,000                 762,700
 Qwest Communications International /1/                       259,400               1,063,540
 SBC Communications                                           192,990               4,625,970
 Sprint Nextel                                                143,800               3,419,564
 Verizon Communications                                        75,792               2,477,641
                                                                                   14,002,715
THERAPEUTICS (0.21%)
 Gilead Sciences /1/                                           11,400                 555,864
TOBACCO (1.36%)
 Altria Group                                                  33,444               2,465,157
 Loews - Carolina Group                                        27,000               1,070,010
                                                                                    3,535,167
                                                Shares

                                                Held                                 Value

-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TRANSPORT-RAIL (0.86%)
                                                                                 $
 Burlington Northern Santa Fe                                  37,400               2,236,520
WIRELESS EQUIPMENT (0.60%)
 Motorola                                                      70,500               1,557,345
                                                 TOTAL COMMON STOCKS              261,054,720

                                                Principal

                                                Amount                               Value

-----------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (0.31%)
FINANCE-OTHER SERVICES (0.31%)
 Investment in Joint Trading Account; HSBC
  Funding
                                                           $                     $
  3.88%; 10/03/05                                             808,003                 808,003
                                              TOTAL COMMERCIAL PAPER                  808,003

                                                Maturity

                                                Amount                               Value

-----------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (1.35%)
 Morgan Stanley; 3.34%; dated 09/30/05
  maturing 10/03/05 (collateralized by U.S.
  Treasury Strips; $3,580,201;
  08/15/19-08/15/25)/4/
                                                           $3,510,977            $  3,510,000
                                         TOTAL REPURCHASE AGREEMENTS                3,510,000
                                                                                 ------------

                               TOTAL PORTFOLIO INVESTMENTS (101.81%)              265,372,723
OTHER ASSETS AND LIABILITIES, NET (-1.81%)                                         (4,705,868)
                                          TOTAL NET ASSETS (100.00%)             $260,666,855
                                                                                 ---------------

                            SCHEDULE OF INVESTMENTS
                             CAPITAL VALUE ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)

                            SCHEDULE OF INVESTMENTS
                             CAPITAL VALUE ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)

                            SCHEDULE OF INVESTMENTS
                             CAPITAL VALUE ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)


   Contract                   Opening       Current      Unrealized
     Type       Commitment  Market Value  Market Value   Gain (Loss)
---------------------------------------------------------------------
FUTURES CONTRACTS
2 Russell 1000    Buy         $664,800      $671,450       $6,650
December 2005
Futures


/1 /Non-income producing security.
/2 /Security or a portion of the security was on loan at the end of the period. /3 /Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $20,569,000 or 7.89% of net assets.
/4 /Security was purchased with the cash proceeds from securities loans.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation                      $ 37,288,148
Unrealized Depreciation                        (6,239,480)
                                             ------------
Net Unrealized Appreciation (Depreciation)     31,048,668
Cost for federal income tax purposes         $234,324,055

                            SCHEDULE OF INVESTMENTS
                       DIVERSIFIED INTERNATIONAL ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)

                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (98.49%)
ADVERTISING SALES (0.01%)
                                                                                $
 SR Teleperformance                                            1,231                  38,825
ADVERTISING SERVICES (0.05%)
 Publicis Groupe                                               4,146                 132,363
AEROSPACE & DEFENSE (0.79%)
 BAE Systems                                                 209,954               1,276,787
 Rolls-Royce Group                                           134,837                 890,350
                                                                                   2,167,137
AEROSPACE & DEFENSE EQUIPMENT (0.26%)
 Zodiac                                                       11,901                 704,507
AGRICULTURAL OPERATIONS (0.09%)
 Astra Agro Lestari                                           40,860                  20,351
 Astral Foods                                                  5,153                  57,546
 IOI Berhad                                                   47,918                 151,293
 Provimi                                                         327                   7,779
                                                                                     236,969
AIRLINES (0.00%)
 Finnair                                                         715                   9,336
AIRPORT DEVELOPMENT & MAINTENANCE (0.06%)
 Kobenhavns Lufthavne                                            689                 172,871
APPAREL MANUFACTURERS (0.05%)
 Gerry Weber International                                       456                   8,373
 Gildan Activewear /1/                                         3,320                 126,753
                                                                                     135,126
APPLIANCES (0.04%)
 Tsann Kuen Enterprise                                        59,560                  95,302
APPLICATIONS SOFTWARE (0.37%)
 Infosys Technologies                                            534                  30,572
 Sage Group                                                  241,197                 985,679
                                                                                   1,016,251
AUDIO & VIDEO PRODUCTS (0.02%)
 Canon Electronics                                               644                  18,808
 D&M Holdings                                                  9,789                  26,774
                                                                                      45,582
AUTO-CARS & LIGHT TRUCKS (2.25%)
 Honda Motor                                                  29,051               1,645,557
 Hyundai Motor                                                 3,246                 254,008
 Mazda Motor                                                 206,000                 905,135
 Proton Holdings                                              35,931                  78,650
 Tata Motors                                                  12,522                 154,396
 Toyota Motor                                                 67,633               3,102,978
                                                                                   6,140,724
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.05%)
 Mahindra & Mahindra                                          12,770                 109,866
 Nissan Diesel Motor                                           5,921                  30,770
                                                                                     140,636
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.99%)
 DENSO                                                        33,800                 981,136
 ElringKlinger                                                   188                   8,146
 Haldex                                                        1,567                  29,903
 Koito Manufacturing                                          58,398                 721,345
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (CONTINUED)
                                                                                $
 Mitsuba                                                       1,393                  15,474
 NGK Spark Plug                                               58,000                 841,804
 Nippon Seiki                                                  2,708                  47,785
 Nissin Kogyo                                                  1,035                  39,632
 Sogefi                                                        1,333                   8,148
 T.RAD                                                         2,632                  13,631
                                                                                   2,707,004
BEVERAGES-NON-ALCOHOLIC (0.05%)
 Asahi Soft Drinks                                             1,927                  20,912
 Embotelladoras Arca                                          51,359                 110,399
                                                                                     131,311
BEVERAGES-WINE & SPIRITS (0.45%)
 Davide Campari - Milano                                       9,901                  74,488
 Mercian                                                      19,936                  52,944
 Pernod Ricard                                                 5,967               1,056,813
 Remy Cointreau                                                1,291                  58,757
                                                                                   1,243,002
BREWERY (1.26%)
 Bryggerigruppen                                                 826                  72,729
 Efes Breweries International /1/ /2/                          1,733                  61,747
 Fomento Economico Mexicano                                   18,000                 125,473
 InBev                                                        26,977               1,070,389
 SABMiller                                                    75,334               1,466,005
 Wolverhampton & Dudley Breweries                             31,028                 649,916
                                                                                   3,446,259
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.10%)
 FLSmidth                                                        753                  21,046
 Hong Leong Asia                                              14,236                  11,375
 Kingspan Group                                               19,152                 247,069
                                                                                     279,490
BUILDING & CONSTRUCTION-MISCELLANEOUS (0.71%)
 Bouygues                                                     14,019                 653,599
 Eiffage                                                       9,018                 846,426
 GS Engineering & Construction                                 3,090                 123,422
 JM                                                            4,419                 177,514
 Koninklijke Boskalis Westminster                                188                   9,384
 Morgan Sindall                                                4,211                  63,806
 Pfleiderer /1/                                                2,462                  47,285
 United Group                                                  3,273                  26,469
                                                                                   1,947,905
BUILDING PRODUCTS-CEMENT & AGGREGATE (1.02%)
 Adelaide Brighton                                            93,235                 163,758
 Cementir                                                     14,306                  70,846
 Cemex                                                        48,568                 252,666
 Gujarat Ambuja Cements /1/                                   78,590                 137,195
 Hanson                                                       80,115                 832,671
 Italcementi                                                   7,433                 116,680
 Rinker Group                                                 96,784               1,225,413
                                                                                   2,799,229
BUILDING-HEAVY CONSTRUCTION (1.39%)
 Actividades de Construccion y Servicios                      45,208               1,321,744
 Astaldi                                                       7,001                  47,859
 Cheung Kong Infrastructure Holdings                          37,801                 126,202
 NCC                                                           2,147                  40,970
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
BUILDING-HEAVY CONSTRUCTION (CONTINUED)
                                                                                $
 Veidekke                                                        591                  16,215
 Vinci                                                        26,158               2,259,649
                                                                                   3,812,639
BUILDING-MAINTENANCE & SERVICE (0.02%)
 Babcock International Group                                  20,715                  65,323
BUILDING-MOBILE HOME & MANUFACTURED HOUSING (0.00%)
 Fleetwood                                                     2,078                  10,410
BUILDING-RESIDENTIAL & COMMERCIAL (0.13%)
 Hyundai Development                                           2,130                  67,489
 Kaufman & Broad                                                 752                  58,796
 Persimmon                                                    15,853                 240,771
                                                                                     367,056
BUSINESS TO BUSINESS-E COMMERCE (0.03%)
 Submarino /1/                                                 7,336                  94,538
CABLE TV (0.57%)
 Cogeco Cable                                                    595                  15,698
 Rogers Communications                                        38,900               1,533,744
                                                                                   1,549,442
CAPACITORS (0.20%)
 Taiyo Yuden                                                  50,044                 551,923
CASINO HOTELS (0.04%)
 Genting Berhad                                               17,591                  99,880
CELLULAR TELECOMMUNICATIONS (2.26%)
 America Movil                                                10,959                 288,441
 China Mobile                                                389,814               1,909,437
 Egyptian Company for Mobile Services                          2,302                  81,213
 Far EasTone Telecommunications                              140,600                 159,303
 MobileOne                                                    21,373                  25,048
 Mobistar                                                        635                  52,366
 O2 /1/                                                      323,316                 902,295
 SK Telecom                                                    1,191                 231,568
 Virgin Mobile Holdings                                        8,243                  43,128
 Vodafone Group                                              954,249               2,490,035
                                                                                   6,182,834
CHEMICALS-DIVERSIFIED (1.84%)
 BASF                                                         15,904               1,200,331
 DSM                                                          26,113               1,029,181
 Hanwha Chemical                                              16,680                 208,200
 Hodogaya Chemical                                             5,061                  33,892
 Imperial Chemical Industries                                 52,983                 280,493
 Israel Chemicals                                             34,592                 134,470
 K+S                                                           3,394                 239,421
 LANXESS /1/                                                   3,176                  95,422
 Mitsubishi Gas Chemical                                     151,117               1,010,647
 Nihon Parkerizing                                             2,819                  34,000
 UBE Industries                                              284,316                 767,608
                                                                                   5,033,665
CHEMICALS-SPECIALTY (0.10%)
 Auriga Industries                                             2,123                  59,680
 Daicel Chemical Industries                                   20,889                 135,464
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CHEMICALS-SPECIALTY (CONTINUED)
 Frutarom /1/ /2/                                             10,592            $     86,473
                                                                                     281,617
CIRCUIT BOARDS (0.77%)
 IBIDEN                                                       50,139               2,092,443
 Unimicron Technology                                          8,063                   5,965
                                                                                   2,098,408
COAL (0.35%)
 Banpu Public                                                  9,364                  36,713
 Fording Canadian Coal Trust                                  21,339                 911,403
                                                                                     948,116
COATINGS & PAINT (0.01%)
 SAKATA INX                                                    2,068                  10,838
 Wattyl                                                        7,424                  15,874
                                                                                      26,712
COMMERCIAL BANKS (12.87%)
 Amagerbanken                                                    424                  80,968
 Anglo Irish Bank                                             14,829                 202,206
 Anglo Irish Bank                                             88,004               1,202,133
 Australia & New Zealand Banking Group                        50,457                 924,756
 Banca Intesa                                                265,252               1,240,026
 Banca Popolare di Milano Scarl                               21,369                 219,634
 Banco de Sabadell                                            10,187                 261,359
 Banco do Brasil /1/                                          11,433                 223,859
 Banco Santander Central Hispano                             243,805               3,212,795
 Bancolombia                                                   6,523                 143,180
 Bangkok Bank                                                 15,790                  43,834
 Bank of Iwate                                                   217                  15,087
 Bank of Nagoya                                                2,371                  15,920
 Bank of Queensland                                            2,185                  20,607
 Bank of the Philippine Islands                              136,011                 126,206
 Bank Rakyat                                                 398,214                 104,488
 BankMuscat /1/ /3/                                            3,898                 102,712
 BNP Paribas                                                  37,709               2,875,582
 Chiba Bank                                                  110,000                 895,800
 Commercial International Bank                                13,886                 142,331
 Credicorp                                                     6,157                 175,905
 Daegu Bank                                                    5,360                  65,360
 Danske Bank                                                  62,124               1,906,968
 Deutsche Bank                                                16,695               1,568,999
 DnB NOR                                                     109,938               1,137,412
 FinecoGroup /1/                                              20,590                 187,547
 Jeonbuk Bank                                                  6,100                  50,370
 Jyske Bank /1/                                               17,063                 864,218
 Kagoshima Bank                                                1,678                  12,481
 KBC Groupe                                                   24,850               2,019,326
 Keiyo Bank                                                   12,168                  80,304
 Kookmin Bank                                                  7,620                 449,957
 Korea Exchange Bank /1/                                      20,490                 229,197
 Mizuho Financial Group                                          263               1,675,366
 National Bank of Canada                                      19,700               1,021,664
 National Bank of Greece                                      41,843               1,679,915
 Pusan Bank                                                    5,080                  55,361
 San-in Godo Bank                                              1,308                  13,537
 Sapporo Hokuyo Holdings                                          12                 113,287
 Sberbank RF                                                   1,398                 133,509
                                                Shares

                                                Held                                Value

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COMMON STOCKS (CONTINUED)
COMMERCIAL BANKS (CONTINUED)
 Siam Commercial Bank Public /3/                              79,600            $     99,827
 Societe Generale                                             22,565               2,583,156
 Spar Nord Bank                                                   95                  14,473
 Sparebanken Midt-Norge                                          431                  23,914
 Sparebanken Rogaland                                            438                  13,427
 Standard Bank Group                                          11,276                 124,152
 Standard Chartered                                          102,803               2,218,796
 Sumitomo Mitsui Financial Group                                 183               1,727,634
 Sumitomo Trust & Banking                                    110,000                 906,476
 Tokyo Tomin Bank                                                946                  30,882
 UBS                                                          22,120               1,887,299
 Wing Hang Bank                                                6,243                  45,951
 Yamaguchi Bank                                                3,174                  41,194
                                                                                  35,211,347
COMMERCIAL SERVICES (0.05%)
 ITE Group                                                     2,541                   4,810
 Johnson Service Group                                         1,223                   9,287
 SGS                                                             153                 118,496
                                                                                     132,593
COMPUTER SERVICES (0.50%)
 ALTEN /1/                                                     2,292                  74,279
 Computershare                                               250,548               1,262,785
 Torex Retail                                                 15,882                  30,344
                                                                                   1,367,408
COMPUTERS (0.25%)
 Acer                                                        116,600                 231,896
 High Tech Computer                                           25,200                 307,164
 Wistron /1/                                                 144,000                 150,572
                                                                                     689,632
COMPUTERS-INTEGRATED SYSTEMS (0.38%)
 Otsuka                                                       10,700               1,043,189
COMPUTERS-MEMORY DEVICES (0.06%)
 Quanta Storage                                              111,200                 151,124
COMPUTERS-PERIPHERAL EQUIPMENT (0.62%)
 Logitech International /1/                                   40,560               1,646,939
 MELCO Holdings                                                1,317                  38,346
                                                                                   1,685,285
CONSULTING SERVICES (0.05%)
 Assystem /1/                                                    746                  21,181
 Savills                                                       6,864                 101,759
                                                                                     122,940
COSMETICS & TOILETRIES (0.04%)
 Amorepacific                                                    220                  66,750
 Oriflame Cosmetics                                            1,603                  46,765
                                                                                     113,515
DIAGNOSTIC EQUIPMENT (0.00%)
 Draegerwerk                                                     179                  10,361
DISTRIBUTION-WHOLESALE (0.75%)
 Hitachi High-Technologies                                     1,605                  28,605
 Inchcape                                                      6,547                 253,768
 Telewave                                                         11                  59,882
 Trusco Nakayama                                                 592                  13,293
                                                Shares

                                                Held                                Value

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COMMON STOCKS (CONTINUED)
DISTRIBUTION-WHOLESALE (CONTINUED)
 Univar                                                        1,335            $     57,863
 Wolseley                                                     77,361               1,640,941
                                                                                   2,054,352
DIVERSIFIED FINANCIAL SERVICES (1.03%)
 Acta Holding                                                 22,129                  61,730
 Sampo Ojy                                                    71,095               1,131,445
 Shinhan Financial Group                                      38,830               1,353,364
 Woori Finance Holdings                                       19,490                 282,572
                                                                                   2,829,111
DIVERSIFIED MANUFACTURING OPERATIONS (0.17%)
 Charter /1/                                                  26,264                 188,178
 Kawasaki Heavy Industries                                    60,549                 153,322
 NKT Holding                                                   2,764                 117,665
 Senior                                                       13,040                  13,611
                                                                                     472,776
DIVERSIFIED MINERALS (1.49%)
 Antofagasta                                                   6,270                 172,041
 BHP Billiton                                                193,363               3,131,724
 Inmet Mining /1/                                              2,459                  44,175
 Teck Cominco                                                 16,009                 719,343
                                                                                   4,067,283
DIVERSIFIED OPERATIONS (1.25%)
 Alfa                                                         31,672                 194,432
 Barloworld                                                    7,587                 138,775
 Bergman & Beving                                                486                   6,602
 Bradespar                                                     3,365                  94,286
 Brascan                                                      36,402               1,698,091
 Grupo Carso                                                  54,033                 119,504
 HKR International                                            94,200                  53,124
 Imperial Holdings /1/                                        11,035                 230,847
 Impulsora del Desarrollo Economico de America
  Latina /1/                                                   5,021                   3,329
 MITIE Group                                                  12,505                  38,438
 Remgro                                                        5,697                  98,524
 Wharf Holdings                                              192,000                 748,671
                                                                                   3,424,623
ELECTRIC PRODUCTS-MISCELLANEOUS (0.05%)
 Nordisk Solar Campagni                                           78                   5,362
 Ultra Electronics Holdings                                    6,125                 100,772
 Vossloh                                                         485                  25,466
                                                                                     131,600
ELECTRIC-DISTRIBUTION (0.03%)
 Viridian Group                                                5,465                  76,571
ELECTRIC-GENERATION (0.06%)
 Calpine Power Income Fund                                     2,826                  24,228
 Ratchaburi Electricity Generating Holding /3/               146,654                 141,065
                                                                                     165,293
ELECTRIC-INTEGRATED (3.23%)
 CPFL Energia                                                 12,267                 130,916
 E.ON                                                         18,772               1,733,643
 EDP - Energias do Brasil /1/                                 12,200                 142,777
 Fortum                                                       94,895               1,910,645
 International Power /1/                                     433,979               1,907,862
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRIC-INTEGRATED (CONTINUED)
 Okinawa Electric Power                                          245            $     13,445
 RWE                                                          23,798               1,578,060
 Scottish & Southern Energy                                   68,874               1,253,783
 Unified Energy Systems                                        4,502                 174,227
                                                                                   8,845,358
ELECTRONIC COMPONENTS-MISCELLANEOUS (1.88%)
 Addtech                                                         468                   5,328
 Asustek Computer                                             67,900                 182,100
 Chemring Group                                                1,366                  14,886
 Hon Hai Precision Industry                                   96,857                 450,934
 Hoya                                                         12,600                 419,111
 Hoya /1/ /4/                                                 37,800               1,287,348
 Jurong Technologies Industrial                               72,449                  88,337
 Samsung Electronics                                           4,708               2,657,997
 Star Micronics                                                2,939                  37,237
                                                                                   5,143,278
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.65%)
 Hynix Semiconductor /1/                                      36,502                 806,093
 MediaTek                                                      9,900                  93,375
 Shinko Electric Industries                                   15,276                 866,638
                                                                                   1,766,106
ELECTRONIC MEASUREMENT INSTRUMENTS (0.05%)
 Tokyo Seimitsu                                                2,833                 128,227
ELECTRONIC PARTS DISTRIBUTION (0.01%)
 Marubun                                                       1,511                  17,331
ENERGY-ALTERNATE SOURCES (0.07%)
 SolarWorld                                                    1,253                 187,550
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (0.17%)
 ARCADIS                                                         317                   8,557
 COMSYS Holdings                                              13,362                 154,911
 Downer EDI                                                   14,811                  68,315
 Keller Group                                                  1,515                  10,319
 Samsung Engineering                                          10,490                 221,081
 WSP Group                                                     1,084                   7,383
                                                                                     470,566
ENTERTAINMENT SOFTWARE (0.02%)
 Ubisoft Entertainment /1/                                     1,085                  56,760
EXTENDED SERVICE CONTRACTS (0.04%)
 Homeserve                                                     5,356                 104,607
FEMININE HEALTH CARE PRODUCTS (0.06%)
 Hengan International Group                                  184,044                 175,557
FINANCE-CONSUMER LOANS (1.01%)
 African Bank Investments                                     45,774                 152,995
 Aiful                                                        18,766               1,574,596
 JACCS                                                        15,772                 137,069
 Sanyo Shinpan Finance                                        11,119                 904,510
                                                                                   2,769,170
FINANCE-INVESTMENT BANKER & BROKER (0.47%)
 Macquarie Bank                                               22,235               1,279,425
FINANCE-LEASING COMPANY (0.76%)
 Athlon Holding                                                  558                  14,794
                                                Shares

                                                Held                                Value

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COMMON STOCKS (CONTINUED)
FINANCE-LEASING COMPANY (CONTINUED)
 Century Leasing System                                        1,050            $     13,340
 ORIX                                                         11,200               2,025,763
 Ricoh Leasing                                                   512                  14,275
                                                                                   2,068,172
FINANCE-MORTGAGE LOAN/BANKER (0.03%)
 Kensington Group                                              6,671                  77,655
FINANCE-OTHER SERVICES (0.89%)
 Australian Stock Exchange                                     3,150                  65,237
 Cabcharge Australia                                           1,775                   8,187
 Deutsche Boerse                                              14,722               1,409,136
 Grupo Financiero Banorte                                     21,726                 193,655
 Hellenic Exchanges                                            4,050                  37,891
 NETELLER /1/                                                 35,937                 526,092
 SFE                                                          12,892                 123,456
 TSX Group                                                     1,888                  65,574
                                                                                   2,429,228
FINANCIAL GUARANTEE INSURANCE (0.07%)
 Euler Hermes                                                  2,109                 188,415
FISHERIES (0.28%)
 Toyo Suisan Kaisha                                           44,131                 754,596
FOOD-DAIRY PRODUCTS (0.09%)
 Binggrae                                                      6,090                 244,419
FOOD-MISCELLANEOUS/DIVERSIFIED (1.32%)
 Chr. Hansen Holding                                             189                  29,863
 Cranswick                                                       632                   7,519
 Nestle                                                        8,336               2,450,529
 Nichirei                                                      6,296                  25,886
 Nisshin Oillio Group                                          5,322                  31,554
 Orkla                                                        27,802               1,058,933
                                                                                   3,604,284
FOOD-RETAIL (0.34%)
 Metro                                                         2,340                  67,200
 Woolworths                                                   68,066                 864,404
                                                                                     931,604
FOOD-WHOLESALE & DISTRIBUTION (0.10%)
 Fyffes                                                       36,129                 110,639
 Jeronimo Martins                                              1,027                  14,858
 Premier Foods                                                27,208                 147,530
                                                                                     273,027
FUNERAL SERVICE & RELATED ITEMS (0.01%)
 InvoCare                                                      5,106                  15,597
GAS-DISTRIBUTION (0.10%)
 OAO Gazprom /2/                                               4,032                 271,354
GOLD MINING (0.06%)
 Harmony Gold Mining                                          15,271                 171,741
HAZARDOUS WASTE DISPOSAL (0.01%)
 Newalta Income Fund                                           1,882                  36,891
HUMAN RESOURCES (0.00%)
 DIS Deutscher Industrie Service                                  95                   5,011
                                                Shares

                                                Held                                Value

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COMMON STOCKS (CONTINUED)
IMPORT & EXPORT (1.72%)
 Mitsubishi                                                  133,301            $  2,634,500
 Mitsui                                                      164,000               2,056,150
                                                                                   4,690,650
INDEPENDENT POWER PRODUCER (0.06%)
 YTL Power International                                     264,911                 151,819
INDUSTRIAL AUTOMATION & ROBOTS (0.05%)
 CKD                                                          13,591                 122,911
INSTRUMENTS-CONTROLS (0.00%)
 Sanyo Denki                                                   1,420                   6,640
INSTRUMENTS-SCIENTIFIC (0.05%)
 HORIBA                                                        5,898                 142,064
INSURANCE BROKERS (0.01%)
 APRIL GROUP                                                     359                  12,768
INTERNET SECURITY (0.08%)
 Check Point Software Technologies /1/                         9,477                 230,481
INVESTMENT COMPANIES (0.01%)
 Australian Infrastructure Fund                               13,714                  26,182
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.70%)
 Asset Managers                                                   17                  67,496
 Kenedix                                                         148                 493,594
 Record Investments                                            5,279                  28,461
 Schroders                                                    80,241               1,313,786
                                                                                   1,903,337
LIFE & HEALTH INSURANCE (0.14%)
 Cathay Financial Holding                                     26,000                  48,497
 Industrial Alliance Life Insurance and
  Financial Services                                           2,998                  75,247
 Metropolitan Holdings                                        24,066                  42,093
 Shin Kong Financial Holding                                 248,379                 209,568
                                                                                     375,405
LOTTERY SERVICES (0.03%)
 Intralot-Integrated Lottery Systems &
  Services                                                     5,972                  93,458
MACHINERY-CONSTRUCTION & MINING (1.17%)
 Atlas Copco                                                  78,734               1,527,916
 Komatsu                                                     111,000               1,514,082
 Manitou                                                         127                   5,895
 Palfinger                                                       320                  28,148
 Takeuchi Manufacturing                                          473                  29,589
 United Tractors                                             277,239                 104,402
                                                                                   3,210,032
MACHINERY-ELECTRICAL (0.30%)
 Schneider Electric                                           10,190                 807,160
 Vacon                                                           394                   8,076
                                                                                     815,236
MACHINERY-FARM (0.52%)
 Kubota                                                      206,404               1,431,388
MACHINERY-GENERAL INDUSTRY (0.41%)
 Andritz                                                       1,311                 131,158
                                                Shares

                                                Held                                Value

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COMMON STOCKS (CONTINUED)
MACHINERY-GENERAL INDUSTRY (CONTINUED)
 Furukawa /1/                                                 17,825            $     38,846
 Hyundai Elevator                                                980                  65,302
 Makino Milling Machine                                       12,872                 104,371
 Okuma                                                         8,197                  73,335
 Pinguely-Haulotte                                             2,414                  48,313
 Sintokogio                                                    2,957                  27,055
 Stork                                                        12,164                 604,218
 Toshiba Machine                                               4,903                  36,121
                                                                                   1,128,719
MACHINERY-MATERIAL HANDLING (0.04%)
 Daifuku                                                       5,292                  71,905
 Fuji Machine Manufacturing                                      633                   7,590
 Tsubakimoto Chain                                             5,107                  28,883
                                                                                     108,378
MACHINERY-PUMPS (0.00%)
 Pfeiffer Vacuum Technology                                      158                   7,890
MACHINERY-THERMAL PROCESS (0.02%)
 Daihen                                                       13,915                  55,493
MEDICAL INSTRUMENTS (0.11%)
 Elekta /1/                                                    3,317                 152,342
 Nihon Kohden                                                  3,106                  50,945
 Topcon                                                        4,308                 107,757
                                                                                     311,044
MEDICAL LABORATORY & TESTING SERVICE (0.03%)
 CML Healthcare Income Fund                                    2,800                  35,754
 Eurofins Scientific /1/                                         459                  19,441
 Isotron                                                         603                   6,614
 Unilabs                                                         193                   6,886
                                                                                      68,695
MEDICAL PRODUCTS (0.82%)
 Gambro                                                       33,311                 506,374
 Nobel Biocare Holding                                         1,037                 245,325
 Phonak Holding                                               21,914                 942,510
 Terumo                                                       17,082                 550,108
                                                                                   2,244,317
MEDICAL-BIOMEDICAL/GENE (0.16%)
 Cambridge Antibody Technology Group /1/                      31,959                 418,385
 Genmab /1/                                                      827                  16,701
 MorphoSys /1/                                                   227                  10,455
 NicOx /1/                                                       949                   4,611
                                                                                     450,152
MEDICAL-DRUGS (4.34%)
 AstraZeneca                                                  58,854               2,742,480
 Fujirebio                                                     2,547                  58,652
 GlaxoSmithKline                                              35,600                 908,170
 Merck                                                        12,444               1,048,715
 Nippon Shinyaku                                               1,044                   8,364
 Novartis                                                     45,188               2,301,022
 Recordati                                                     8,771                  67,044
 Roche Holding                                                21,956               3,062,004
 Rohto Pharmaceutical                                         28,007                 247,600
 Rohto Pharmaceutical /1/ /4/                                 28,007                 247,600
 Sanofi-Aventis                                                6,822                 565,464
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-DRUGS (CONTINUED)
                                                                                $
 Santen Pharmaceutical                                        24,112                 625,457
                                                                                  11,882,572
MEDICAL-GENERIC DRUGS (0.08%)
 Teva Pharmaceutical Industries                                6,852                 228,994
MEDICAL-HOSPITALS (0.29%)
 Capio /1/                                                    38,980                 771,577
 Medical Facilities                                              551                   5,692
 Ramsay Health Care                                            3,644                  26,158
                                                                                     803,427
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.33%)
 Alliance Unichem                                             50,525                 775,403
 Celesio                                                       1,072                  93,923
 Meda                                                          1,449                  25,120
                                                                                     894,446
METAL PROCESSORS & FABRICATION (0.10%)
 Catcher Technology /1/                                       21,905                 158,746
 Neturen                                                       2,207                  17,506
 Ryobi                                                         5,717                  32,989
 Toho Zinc                                                    16,847                  72,388
                                                                                     281,629
METAL-ALUMINUM (0.00%)
 Aluminum of Greece                                              586                  12,307
METAL-DIVERSIFIED (1.33%)
 Aur Resources                                                 6,111                  46,440
 Kumba Resources                                               8,320                 128,902
 MMC Norilsk Nickel                                            1,620                 134,865
 Rio Tinto                                                    78,271               3,209,712
 Toho Titanium                                                 1,996                 119,577
                                                                                   3,639,496
MISCELLANEOUS INVESTING (0.06%)
 Gecina                                                          359                  42,417
 Rodamco Europe                                                1,363                 118,153
                                                                                     160,570
MISCELLANEOUS MANUFACTURERS (0.07%)
 Bacou-Dalloz                                                    406                  39,576
 Balda                                                         5,820                  76,484
 Nikkiso                                                       3,510                  21,988
 RHI /1/                                                       2,076                  61,997
                                                                                     200,045
MONEY CENTER BANKS (2.03%)
 Banco Bilbao Vizcaya Argentaria                             153,398               2,698,331
 HSBC Holdings                                               175,278               2,843,469
                                                                                   5,541,800
MORTGAGE BANKS (0.81%)
 Home Capital Group                                            3,296                 106,496
 Hypo Real Estate Holding                                     41,370               2,104,836
                                                                                   2,211,332
MOTION PICTURES & SERVICES (0.01%)
 Toei Animation                                                  334                  18,271
MULTI-LINE INSURANCE (3.21%)
 Allianz                                                      11,650               1,578,747
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MULTI-LINE INSURANCE (CONTINUED)
 Alm. Brand /1/                                                  648            $     26,696
 AXA                                                          85,509               2,354,660
 Baloise Holding                                               2,242                 113,035
 Fondiaria-Sai                                                48,888               1,488,277
 ING Groep                                                    64,414               1,924,429
 Storebrand                                                  132,244               1,297,245
                                                                                   8,783,089
MULTIMEDIA (0.74%)
 Promotora de Informaciones                                    9,067                 175,452
 Vivendi Universal                                            56,828               1,860,855
                                                                                   2,036,307
NETWORKING PRODUCTS (0.00%)
 ZyXEL Communications                                          6,160                  12,808
NON-FERROUS METALS (0.11%)
 Grupo Mexico /1/                                             85,128                 167,357
 International Nickel Indonesia                               82,226                 123,858
                                                                                     291,215
NON-HAZARDOUS WASTE DISPOSAL (0.01%)
 Seche Environnement                                             191                  18,929
NON-HOTEL GAMBLING (0.33%)
 Greek Organisation of Football Prognostics                   23,257                 724,547
 Paddy Power                                                   9,572                 169,067
                                                                                     893,614
OFFICE AUTOMATION & EQUIPMENT (0.33%)
 Canon                                                        13,840                 748,537
 Neopost                                                       1,546                 150,326
                                                                                     898,863
OIL & GAS DRILLING (0.04%)
 Ensign Resource Service Group                                 3,370                 115,043
OIL COMPANY-EXPLORATION & PRODUCTION (2.46%)
 ARC Energy /1/                                               17,179                  28,599
 Burren Energy                                                12,277                 181,464
 Canadian Natural Resources                                   43,500               1,967,732
 CNOOC                                                       271,299                 197,588
 Daylight Energy Trust                                         1,354                  14,875
 Det Norske Oljeselskap                                       15,864                 100,422
 EnCana                                                       44,158               2,581,527
 Novatek /1/ /2/ /3/                                           5,362                 128,152
 Oil & Natural Gas                                             6,338                 152,939
 Oil Search                                                  259,708                 767,522
 PTT Public /3/                                               33,658                 199,989
 Real Resources /1/                                            6,021                 141,628
 Roc Oil /1/                                                   7,342                  15,531
 Tap Oil /1/                                                  15,641                  35,116
 Total Gabon                                                      16                  13,792
 Tullow Oil                                                   36,564                 168,020
 Western Oil Sands /1/                                         1,648                  39,120
                                                                                   6,734,016
OIL COMPANY-INTEGRATED (6.75%)
 BP Amoco                                                    274,863               3,277,389
 China Petroleum & Chemical                                  704,548                 322,406
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL COMPANY-INTEGRATED (CONTINUED)
 ENI                                                         111,319            $  3,316,365
 Husky Energy                                                 19,063               1,060,570
 LUKOIL                                                       12,131                 698,746
 MOL Magyar Olaj-es Gazipari                                   1,600                 177,506
 OMV                                                          26,950               1,605,439
 PetroChina                                                  393,219                 329,467
 Petroleo Brasileiro                                           9,584                 685,160
 Royal Dutch Shell-A shares                                   31,932               1,057,560
 Royal Dutch Shell-B shares                                   50,868               1,761,113
 Sasol                                                        13,794                 534,385
 Total                                                        13,273               3,634,181
                                                                                  18,460,287
OIL REFINING & MARKETING (1.93%)
 Bharat Petroleum                                              5,163                  47,467
 Caltex Australia                                             47,138                 738,657
 ERG                                                          27,636                 766,343
 Neste Oil Oyj /1/                                            25,898                 962,631
 Polski Koncern Naftowy Orlen                                 12,153                 249,991
 Singapore Petroleum                                          12,395                  43,285
 SK                                                            2,160                 125,473
 Statoil                                                      87,340               2,175,368
 Thai Oil Public /3/                                          90,715                 165,680
                                                                                   5,274,895
OIL-FIELD SERVICES (0.05%)
 Trican Well Service /1/                                       3,686                 134,374
PASTORAL & AGRICULTURAL (0.05%)
 Charoen Pokphand Foods /3/                                  871,039                 132,570
PLATINUM (0.10%)
 Impala Platinum Holdings                                      2,415                 274,635
POWER CONVERTER & SUPPLY EQUIPMENT (0.00%)
 Chloride Group                                                4,831                   7,329
PRINTING-COMMERCIAL (0.01%)
 Nissha Printing                                                 420                   8,560
 Zenrin                                                          421                   9,249
                                                                                      17,809
PROPERTY & CASUALTY INSURANCE (0.70%)
 Atrium Underwriting                                           2,904                   9,761
 Dongbu Insurance                                              5,500                  80,005
 Mitsui Sumitomo Insurance                                    92,000               1,066,596
 Sompo Japan Insurance                                        57,000                 755,876
                                                                                   1,912,238
PROPERTY TRUST (0.04%)
 Galileo Shopping America Trust                               33,362                  29,808
 Macquarie ProLogis Trust                                     95,864                  86,018
                                                                                     115,826
PUBLIC THOROUGHFARES (0.00%)
 Mouchel Parkman                                               1,011                   4,601
PUBLISHING-BOOKS (0.01%)
 Bloomsbury Publishing                                         2,660                  15,859
PUBLISHING-NEWSPAPERS (0.02%)
 Independent News & Media                                     14,872                  43,571
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PUBLISHING-PERIODICALS (0.52%)
 Emap                                                          8,691            $    126,538
 Eniro                                                       109,837               1,286,006
                                                                                   1,412,544
QUARRYING (0.06%)
 Eramet                                                        1,393                 155,015
RACETRACKS (0.02%)
 Snai /1/                                                      3,830                  48,624
REAL ESTATE MANAGEMENT & SERVICES (0.21%)
 Aedes                                                         4,965                  37,592
 Castellum                                                     2,195                  81,217
 Corio                                                         2,080                 121,124
 Creed                                                            44                 148,685
 Daibiru                                                       1,349                  10,962
 DTZ Holdings                                                  1,734                  10,246
 Kungsleden                                                    1,913                  51,355
 Tokyu Livable                                                   662                  31,190
 Zephyr                                                           29                  85,972
                                                                                     578,343
REAL ESTATE OPERATOR & DEVELOPER (1.42%)
 Capital & Regional                                            6,473                  91,267
 CapitaLand                                                  436,000                 810,323
 Cheung Kong                                                 137,000               1,546,995
 China Resources Land                                        184,233                  54,027
 Chinese Estates Holdings                                     12,495                  13,046
 Consorcio ARA                                                41,852                 158,735
 Cyrela Brazil Realty                                         12,200                 100,493
 Fadesa Inmobiliaria /1/                                      10,960                 395,095
 Great Eagle Holdings                                          1,475                   3,936
 Hammerson                                                     6,714                 110,819
 Inmobiliaria Urbis                                            7,968                 180,124
 IRSA Inversiones y Representaciones /1/                       9,200                 110,860
 JOINT                                                         1,732                  80,839
 Keppel Land                                                   7,716                  16,898
 Metrovacesa                                                   1,725                 127,384
 Shoei                                                         1,043                  19,325
 Urban                                                         1,200                  59,397
 Wing Tai Holdings                                            13,103                  11,711
                                                                                   3,891,274
RECYCLING (0.01%)
 Asahi Pretec                                                  1,828                  36,128
RENTAL-AUTO & EQUIPMENT (0.09%)
 Ashtead Group /1/                                            37,411                  91,499
 Boom Logistics                                                6,107                  13,758
 Northgate                                                     4,909                  98,395
 Ramirent                                                        288                   6,892
 Sixt                                                          1,017                  28,079
 Speedy Hire                                                     910                  12,267
                                                                                     250,890
RETAIL-APPAREL & SHOE (0.19%)
 Edgars Consolidated Stores                                   41,600                 207,748
 Etam Developpement /1/                                          229                   8,835
 Lindex                                                          374                  19,427
 Lojas Renner /1/                                              6,460                 159,926
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-APPAREL & SHOE (CONTINUED)
                                                                                $
 PAL                                                             158                   9,270
 POINT                                                         2,005                 102,603
 Right-on                                                        327                  12,002
                                                                                     519,811
RETAIL-AUTOMOBILE (0.01%)
 Bilia                                                           408                   7,311
 Lookers                                                       1,118                   8,010
 Reg Vardy                                                       521                   5,364
                                                                                      20,685
RETAIL-BOOKSTORE (0.03%)
 Culture Convenience Club                                      2,215                  73,091
RETAIL-BUILDING PRODUCTS (0.23%)
 Homac                                                         1,726                  20,421
 RONA /1/                                                     30,449                 602,369
                                                                                     622,790
RETAIL-CATALOG SHOPPING (0.00%)
 N Brown Group                                                 3,731                   9,851
RETAIL-CONSUMER ELECTRONICS (0.61%)
 Carphone Warehouse                                           63,626                 223,714
 Yamada Denki                                                 19,100               1,454,323
                                                                                   1,678,037
RETAIL-CONVENIENCE STORE (0.31%)
 Lawson                                                       21,700                 819,446
 MINISTOP                                                        933                  18,563
                                                                                     838,009
RETAIL-DRUG STORE (0.06%)
 Sundrug                                                       1,988                 113,660
 Tsuruha                                                       1,597                  62,702
                                                                                     176,362
RETAIL-HOME FURNISHINGS (0.04%)
 Ellerine Holdings                                            12,161                 120,717
RETAIL-HYPERMARKETS (0.04%)
 Controladora Comercial Mexicana                              65,189                 102,647
RETAIL-JEWELRY (0.56%)
 Compagnie Financiere Richemont                               38,288               1,522,017
RETAIL-MAJOR DEPARTMENT STORE (0.09%)
 David Jones                                                  32,060                  62,431
 Hyundai Department Store                                      2,210                 148,748
 PARCO                                                         4,123                  33,212
                                                                                     244,391
RETAIL-MISCELLANEOUS/DIVERSIFIED (0.01%)
 Amplifon                                                        438                  30,496
RETAIL-PUBS (0.66%)
 Punch Taverns                                               126,914               1,798,431
RETAIL-RESTAURANTS (0.01%)
 Restaurant Group                                              5,731                  15,107
RETAIL-TOY STORE (0.00%)
 Jumbo                                                           727                   8,327
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RUBBER & PLASTIC PRODUCTS (0.01%)
                                                                                $
 Semperit  Holding                                               948                  25,819
RUBBER-TIRES (1.11%)
 Continental                                                  22,899               1,885,082
 Kumho Tire                                                    7,390                 128,784
 Nokian Renkaat                                               39,500                 938,651
 Sumitomo Rubber Industries                                    7,334                  87,291
                                                                                   3,039,808
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.78%)
 CSR /1/                                                      83,459                 984,806
 Novatek Microelectronics                                     78,314                 342,184
 Siliconware Precision Industries                            122,000                 123,156
 Taiwan Semiconductor Manufacturing                          307,649                 494,122
 United Microelectronics                                     279,040                 179,101
                                                                                   2,123,369
SHIP BUILDING (0.04%)
 SembCorp Marine                                              57,633                 101,996
SOAP & CLEANING PREPARATION (0.38%)
 Henkel                                                        1,383                 126,173
 KCP Income Fund                                               1,269                  11,426
 Reckitt Benckiser                                            29,608                 904,069
                                                                                   1,041,668
STEEL PIPE & TUBE (0.42%)
 Confab Industrial /1/                                        59,142                  95,036
 Vallourec                                                     2,153               1,052,580
                                                                                   1,147,616
STEEL PRODUCERS (1.02%)
 Boehler-Uddeholm                                              3,934                 663,975
 Evraz Group /1/ /2/ /3/                                       9,172                 165,096
 INI Steel                                                     7,020                 181,987
 IPSCO                                                         3,315                 236,100
 Osaka Steel                                                   1,570                  25,142
 POSCO                                                         4,895                 276,861
 Sumitomo Metal Industries                                   314,000               1,102,629
 Tata Steel                                                   11,383                 109,649
 Yamato Kogyo                                                  1,931                  30,020
                                                                                   2,791,459
STEEL-SPECIALTY (0.35%)
 Daido Metal                                                   3,545                  30,277
 Daido Steel                                                  16,221                 104,476
 Hitachi Metals                                               84,975                 824,709
                                                                                     959,462
STORAGE & WAREHOUSING (0.03%)
 Atlas Cold Storage Income Trust /1/                           1,242                   6,421
 Mitsui-Soko                                                   6,550                  27,740
 Westshore Terminals                                           3,476                  41,031
                                                                                      75,192
TEA (0.05%)
 Tata Tea                                                      7,077                 135,383
TELECOMMUNICATION EQUIPMENT (0.11%)
 Foxconn International Holdings /1/                          134,829                 145,991
 Option /1/                                                    2,754                 151,408
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELECOMMUNICATION EQUIPMENT (CONTINUED)
                                                                                $
 PKC Group                                                       757                  11,016
                                                                                     308,415
TELECOMMUNICATION SERVICES (0.98%)
 Bharti Tele-Ventures /1/                                     19,522                 156,990
 Cable & Wireless                                            584,105               1,477,674
 Kingston Communications                                      21,262                  22,945
 KT Freetel                                                   10,498                 263,584
 StarHub /1/                                                 640,932                 766,311
                                                                                   2,687,504
TELEPHONE-INTEGRATED (2.23%)
 China Netcom Group                                          176,402                 303,563
 Hellenic Telecommunications Organization                     61,717               1,238,165
 KDDI                                                            300               1,694,018
 TDC                                                          13,313                 718,378
 Telecom Argentina /1/                                        13,200                 170,412
 Telefonica                                                   47,348                 777,497
 Telefonos de Mexico                                          11,464                 243,839
 Telekom Austria                                              37,297                 744,204
 Telkom South Africa                                           9,922                 196,858
                                                                                   6,086,934
TELEVISION (0.56%)
 Gestevision Telecinco                                         9,599                 201,371
 Modern Times Group /1/                                       34,930               1,319,554
 Ulster Television                                               853                   6,930
                                                                                   1,527,855
TEXTILE-PRODUCTS (0.31%)
 Teijin                                                      144,186                 842,166
TOBACCO (1.60%)
 British American Tobacco                                    114,987               2,422,770
 Japan Tobacco                                                   124               1,958,356
                                                                                   4,381,126
TOOLS-HAND HELD (0.07%)
 Hitachi Koki                                                  3,723                  45,922
 Makita                                                        7,468                 151,547
                                                                                     197,469
TOYS (0.01%)
 Mega Bloks /1/                                                1,318                  27,414
TRANSPORT-MARINE (1.05%)
 A.P. Moller - Maersk                                             94                 962,825
 Berlian Laju Tanker                                       1,197,728                 103,594
 Brostrom                                                      1,036                  21,445
 China Shipping Development                                  154,000                 129,032
 Clarkson                                                        349                   5,557
 COSCO Corporation Singapore                                  24,553                  36,913
 Dampskibsselskabet Norden                                        25                  12,703
 Dampskibsselskabet Torm                                       1,631                  93,675
 Golden Ocean Group /1/                                       29,956                  25,666
 Jaya Holdings                                                17,329                  13,744
 Labroy Marine                                                68,295                  42,040
 Mitsui O.S.K. Lines                                         145,142               1,161,495
 Orient Overseas International                                17,871                  66,805
 Precious Shipping /3/                                       101,651                 107,679
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TRANSPORT-MARINE (CONTINUED)
                                                                                $
 SMIT Internationale                                             443                  28,841
 Wan Hai Lines                                                12,566                   9,201
 Wilhelmsen                                                    1,555                  54,580
                                                                                   2,875,795
TRANSPORT-RAIL (0.91%)
 Canadian National Railway                                    22,900               1,627,822
 Canadian Pacific Railway                                     20,000                 862,312
                                                                                   2,490,134
TRANSPORT-SERVICES (0.07%)
 Arriva                                                       14,123                 146,787
 Grindrod                                                      1,542                  13,631
 SMRT                                                         31,281                  19,255
 TransForce Income Fund                                          891                  12,529
                                                                                     192,202
TRANSPORT-TRUCK (0.08%)
 DSV                                                           1,857                 198,010
 Hitachi Transport System                                      1,272                  11,335
                                                                                     209,345
TRAVEL SERVICES (0.02%)
 H.I.S.                                                        2,417                  53,100
TRUCKING & LEASING (0.01%)
 Mullen Group Income Fund                                      1,518                  35,105
VENTURE CAPITAL (0.34%)
 3i Group                                                     65,959                 917,167
VETERINARY PRODUCTS (0.00%)
 Dechra Pharmaceuticals                                        1,824                   8,341
WATER (0.11%)
 Kelda Group                                                  24,830                 309,244
WEB PORTALS (0.02%)
 Dacom /1/                                                     5,250                  66,791
WIRE & CABLE PRODUCTS (0.05%)
 Daetwyler Holding                                                 3                   9,133
 LG Cable                                                      4,510                 126,445
                                                                                     135,578
WIRELESS EQUIPMENT (0.12%)
 Nokia                                                        19,767                 332,218
                                                TOTAL COMMON STOCKS              269,396,412

                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
PREFERRED STOCKS (0.62%)
COMMERCIAL BANKS (0.16%)
 Banco Bradesco                                                2,177                 106,613
 Banco Itau Holding Financeira                                 1,361                 324,315
                                                                                     430,928
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
PREFERRED STOCKS (CONTINUED)
DIVERSIFIED MINERALS (0.22%)
                                                                                $
 Caemi Mineracao e Metalurgica                               382,987                 606,808
FOOD-MEAT PRODUCTS (0.15%)
 Perdigao                                                      7,240                 250,279
 Sadia                                                        49,215                 146,649
                                                                                     396,928
INVESTMENT COMPANIES (0.00%)
 Lereko Mobility Proprietary                                     862                   5,151
MACHINERY-MATERIAL HANDLING (0.00%)
 Jungheinrich                                                    219                   5,531
STEEL PRODUCERS (0.04%)
 Gerdau                                                        7,181                 107,312
TELEPHONE-INTEGRATED (0.05%)
 Telecomunicacoes de Sao Paulo                                 7,181                 142,996
                                             TOTAL PREFERRED STOCKS                1,695,654

                                                Principal

                                                Amount                              Value

----------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (1.08%)
FINANCE-OTHER SERVICES (1.08%)
 Investment in Joint Trading Account;
  HSBC Funding
                                                           $                    $
  3.88%; 10/03/05                                          2,954,651               2,954,651
                                             TOTAL COMMERCIAL PAPER                2,954,651
                                                                                ------------

                              TOTAL PORTFOLIO INVESTMENTS (100.19%)              274,046,717
OTHER ASSETS AND LIABILITIES, NET (-0.19%)                                          (510,506)
                                         TOTAL NET ASSETS (100.00%)             $273,536,211
                                                                                ---------------

                            SCHEDULE OF INVESTMENTS
                       DIVERSIFIED INTERNATIONAL ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)

                            SCHEDULE OF INVESTMENTS
                       DIVERSIFIED INTERNATIONAL ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)

                            SCHEDULE OF INVESTMENTS
                       DIVERSIFIED INTERNATIONAL ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)

                            SCHEDULE OF INVESTMENTS
                       DIVERSIFIED INTERNATIONAL ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)

                            SCHEDULE OF INVESTMENTS
                       DIVERSIFIED INTERNATIONAL ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)

                            SCHEDULE OF INVESTMENTS
                       DIVERSIFIED INTERNATIONAL ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)

                            SCHEDULE OF INVESTMENTS
                       DIVERSIFIED INTERNATIONAL ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)

                            SCHEDULE OF INVESTMENTS
                       DIVERSIFIED INTERNATIONAL ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)

                            SCHEDULE OF INVESTMENTS
                       DIVERSIFIED INTERNATIONAL ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)


/1 /Non-income producing security.
/2 /Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid. At the end of the period, the value of these securities totaled $712,822 or 0.26% of net assets.
/3 /Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $1,242,770 or 0.45% of net assets.
/4 /Security purchased on a when-issued basis.








UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation                      $ 53,171,941
Unrealized Depreciation                          (755,002)
                                             ------------
Net Unrealized Appreciation (Depreciation)     52,416,939
Cost for federal income tax purposes         $221,608,479


           INVESTMENTS BY COUNTRY (UNAUDITED)
 Country                     Value             Percentage of
                                                Total Value
----------------------------------------------------------------
 Argentina                $    281,272              0.10%
 Australia                   7,932,933              2.89
 Austria                     3,260,742              1.19
 Belgium                     3,293,490              1.20
 Bermuda                       164,915              0.06
 Brazil                      3,411,963              1.24
 Canada                     16,051,793              5.86
 Cayman Islands                228,681              0.08
 China                         926,897              0.34
 Colombia                      143,180              0.05
 Denmark                     5,374,831              1.96
 Egypt                         223,545              0.08
 Finland                     5,310,910              1.94
 France                     22,397,911              8.17
 Gabon                          13,793              0.01
 Germany                    15,083,118              5.50
 Greece                      3,794,609              1.38
 Hong Kong                   4,876,973              1.78
 Hungary                       177,506              0.06
 India                       1,034,457              0.38
 Indonesia                     456,693              0.17
 Ireland                     1,974,686              0.72
 Israel                        680,418              0.25
 Italy                       7,719,969              2.82
 Japan                      53,423,988             19.49
 Korea                       8,831,185              3.22
 Luxembourg                     46,765              0.02
 Malaysia                      481,642              0.18
 Mexico                      1,960,477              0.72
 Netherlands                 5,035,852              1.84
 Norway                      5,939,245              2.17
 Oman                          102,712              0.04
 Peru                          175,905              0.06
 Philippines                   126,206              0.05
 Poland                        249,991              0.09
 Portugal                       14,858              0.01
 Russia                      1,705,948              0.62
 Singapore                   1,987,237              0.73
 South Africa                2,498,699              0.91
 Spain                       9,351,153              3.41
 Sweden                      6,029,959              2.20
 Switzerland                14,305,194              5.22
 Taiwan                      3,405,120              1.24
 Thailand                      927,356              0.34
 United Kingdom             52,631,940             19.21
             TOTAL        $274,046,717            100.00%
                          --------------          ---------

                            SCHEDULE OF INVESTMENTS
                             EQUITY GROWTH ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)

                                              Shares

                                              Held                                 Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (97.84%)
ADVERTISING SALES (0.41%)
                                                                               $
 Lamar Advertising /1/                                       24,100               1,093,176
AGRICULTURAL OPERATIONS (1.09%)
 Monsanto                                                    46,500               2,917,875
AIRLINES (1.26%)
 Southwest Airlines                                         225,800               3,353,130
APPLICATIONS SOFTWARE (5.87%)
 Mercury Interactive /1/                                     56,100               2,221,560
 Microsoft                                                  408,900              10,520,997
 Red Hat /1/ /2/                                            137,300               2,909,387
                                                                                 15,651,944
AUDIO & VIDEO PRODUCTS (0.84%)
 Harman International Industries                             21,800               2,229,486
CABLE TV (2.84%)
 Rogers Communications                                      192,100               7,578,345
CASINO HOTELS (0.95%)
 Wynn Resorts /1/ /2/                                        56,200               2,537,430
CASINO SERVICES (1.57%)
 International Game Technology                              154,500               4,171,500
CELLULAR TELECOMMUNICATIONS (2.25%)
 Nextel Partners /1/                                        238,700               5,991,370
COMPUTERS (3.36%)
 Dell /1/                                                   239,600               8,194,320
 Research In Motion /1/ /2/                                  11,200                 766,080
                                                                                  8,960,400
COMPUTERS-MEMORY DEVICES (1.52%)
 EMC /1/                                                    313,000               4,050,220
CONSULTING SERVICES (1.73%)
 Accenture /1/                                              181,000               4,608,260
CRUISE LINES (1.68%)
 Carnival                                                    89,700               4,483,206
DATA PROCESSING & MANAGEMENT (1.27%)
 Automatic Data Processing                                   78,600               3,382,944
DIVERSIFIED MANUFACTURING OPERATIONS (6.34%)
 Danaher                                                    118,000               6,351,940
 General Electric                                           313,300              10,548,811
                                                                                 16,900,751
E-COMMERCE-PRODUCTS (1.19%)
 Amazon.com /1/                                              70,200               3,180,060
E-COMMERCE-SERVICES (0.28%)
 eBay /1/                                                    17,900                 737,480
ELECTRONIC COMPONENTS-SEMICONDUCTOR (4.94%)
 Intel                                                      272,100               6,707,265
 Xilinx                                                     231,900               6,458,415
                                                                                 13,165,680
ENTERPRISE SOFTWARE & SERVICE (1.61%)
 Oracle /1/                                                 347,300               4,303,047
                                              Shares

                                              Held                                 Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FIDUCIARY BANKS (2.48%)
                                                                               $
 State Street                                               135,100               6,609,092
FINANCE-CONSUMER LOANS (2.03%)
 SLM                                                        100,900               5,412,276
FINANCE-INVESTMENT BANKER & BROKER (3.25%)
 Charles Schwab                                             145,000               2,092,350
 Citigroup                                                  111,100               5,057,272
 Legg Mason                                                  13,800               1,513,722
                                                                                  8,663,344
FOOD-WHOLESALE & DISTRIBUTION (1.66%)
 Sysco                                                      141,100               4,426,307
INTERNET BROKERS (1.82%)
 Ameritrade Holding /1/ /2/                                 226,000               4,854,480
INVESTMENT MANAGEMENT & ADVISORY SERVICES (1.37%)
 Franklin Resources                                          43,600               3,660,656
MEDICAL INSTRUMENTS (3.15%)
 Medtronic                                                  103,600               5,555,032
 St. Jude Medical /1/                                        61,000               2,854,800
                                                                                  8,409,832
MEDICAL-BIOMEDICAL/GENE (3.83%)
 Amgen /1/                                                   74,900               5,967,283
 Genentech /1/                                               50,500               4,252,605
                                                                                 10,219,888
MEDICAL-DRUGS (0.92%)
 Sepracor /1/                                                41,500               2,448,085
MEDICAL-HMO (6.72%)
 UnitedHealth Group                                         175,800               9,879,960
 WellPoint /1/                                              105,800               8,021,756
                                                                                 17,901,716
MULTIMEDIA (1.05%)
 E.W. Scripps                                                56,100               2,803,317
NETWORKING PRODUCTS (2.05%)
 Juniper Networks /1/                                       229,600               5,462,184
OIL & GAS DRILLING (0.92%)
 Transocean /1/                                              39,900               2,446,269
OIL-FIELD SERVICES (0.94%)
 Schlumberger                                                29,800               2,514,524
PHARMACY SERVICES (0.60%)
 Caremark Rx /1/                                             32,200               1,607,746
RETAIL-DISCOUNT (3.99%)
 Target                                                      55,300               2,871,729
 Wal-Mart Stores                                            177,100               7,760,522
                                                                                 10,632,251
RETAIL-DRUG STORE (1.35%)
 Walgreen                                                    82,800               3,597,660
RETAIL-PET FOOD & SUPPLIES (0.70%)
 PETsMART                                                    86,200               1,877,436
                                              Shares

                                              Held                                 Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-REGIONAL DEPARTMENT STORE (1.76%)
                                                                               $
 Kohl's /1/                                                  93,300               4,681,794
SCHOOLS (2.09%)
 Apollo Group /1/                                            84,000               5,576,760
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (5.67%)
 Analog Devices                                             191,600               7,116,024
 Marvell Technology Group /1/                                69,400               3,200,034
 Maxim Integrated Products                                  112,200               4,785,330
                                                                                 15,101,388
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (1.57%)
 Corning /1/                                                216,500               4,184,945
THERAPEUTICS (2.04%)
 Gilead Sciences /1/                                        111,400               5,431,864
WEB PORTALS (3.74%)
 Google /1/                                                  14,700               4,651,962
 Yahoo /1/                                                  157,100               5,316,264
                                                                                  9,968,226
WIRELESS EQUIPMENT (1.14%)
 American Tower /1/                                         122,200               3,048,890
                                               TOTAL COMMON STOCKS              260,837,234






























                                              Maturity

                                              Amount                               Value

---------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (4.05%)
 Morgan Stanley; 3.34%; dated 09/30/05
  maturing 10/03/05 (collateralized by U.S.
  Treasury Strips; $11,021,104;
  08/15/19-08/15/25)/3/                                 $10,808,007            $ 10,805,000
                                       TOTAL REPURCHASE AGREEMENTS               10,805,000
                                                                               ------------

                             TOTAL PORTFOLIO INVESTMENTS (101.89%)              271,642,234

OTHER ASSETS AND LIABILITIES, NET (-1.89%)                                       (5,050,886)
                                        TOTAL NET ASSETS (100.00%)             $266,591,348
                                                                               ---------------

                            SCHEDULE OF INVESTMENTS
                             EQUITY GROWTH ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)


/1 /Non-income producing security.
/2 /Security or a portion of the security was on loan at the end of the period. /3 /Security was purchased with the cash proceeds from securities loans.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation                      $ 38,588,596
Unrealized Depreciation                        (6,176,527)
                                             ------------
Net Unrealized Appreciation (Depreciation)     32,412,069
Cost for federal income tax purposes         $239,230,165

                            SCHEDULE OF INVESTMENTS
                             EQUITY INCOME ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)

                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (81.84%)
AEROSPACE & DEFENSE (0.96%)
                                                                                 $
 Northrop Grumman                                              13,390                727,746
AEROSPACE & DEFENSE EQUIPMENT (0.67%)
 United Technologies                                            9,800                508,032
APPAREL MANUFACTURERS (0.50%)
 VF                                                             6,600                382,602
APPLICATIONS SOFTWARE (0.62%)
 Microsoft                                                     18,300                470,859
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.37%)
 Scania                                                         1,400                 50,714
 Volvo                                                          5,340                233,164
                                                                                     283,878
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.25%)
 GKN                                                           36,370                189,327
BEVERAGES-NON-ALCOHOLIC (0.62%)
 Coca-Cola                                                      8,000                345,520
 PepsiCo                                                        2,200                124,762
                                                                                     470,282
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.58%)
 CSR                                                           50,200                118,839
 Fletcher Building                                             20,720                113,789
 Vulcan Materials                                               2,800                207,788
                                                                                     440,416
BUILDING & CONSTRUCTION-MISCELLANEOUS (0.14%)
 AM                                                             8,700                104,472
BUILDING-HEAVY CONSTRUCTION (0.32%)
 Skanska                                                       16,400                242,938
CASINO HOTELS (0.14%)
 Paradise                                                      19,290                105,572
CHEMICALS-DIVERSIFIED (1.12%)
 Dow Chemical                                                  10,500                437,535
 PPG Industries                                                 6,887                407,642
                                                                                     845,177
COAL (0.28%)
 Fording Canadian Coal Trust                                    4,900                209,282
COATINGS & PAINT (0.34%)
 Sherwin-Williams                                               5,800                255,606
COMMERCIAL BANKS (5.10%)
 Associated Banc-Corp                                          13,300                405,384
 Australia & New Zealand Banking Group                          9,550                175,029
 Banco Santander Central Hispano                               13,600                179,217
 Bank of Hawaii                                                 4,400                216,568
 BNP Paribas                                                    2,680                204,369
 City National                                                  2,300                161,207
 Colonial BancGroup                                             9,300                208,320
 Commonwealth Bank of Australia                                 9,420                276,306
 Danske Bank                                                    6,000                184,177
 DnB                                                           10,700                110,701
 HSBC Holdings                                                 27,422                446,090
 North Fork Bancorp                                             7,900                201,450
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMERCIAL BANKS (CONTINUED)
                                                                                 $
 Societe Generale                                               1,610                184,307
 Sparebanken Midt-Norge                                         2,850                158,132
 Suncorp-Metway                                                 7,470                112,435
 UnionBanCal                                                    7,600                529,872
 Westpac Banking                                                6,730                108,441
                                                                                   3,862,005
DIVERSIFIED MANUFACTURING OPERATIONS (2.47%)
 Eaton                                                          6,770                430,233
 General Electric                                              22,300                750,841
 Honeywell International                                       12,700                476,250
 Textron                                                        1,400                100,408
 Wesfarmers                                                     3,600                110,378
                                                                                   1,868,110
ELECTRIC-DISTRIBUTION (0.06%)
 Viridian Group                                                 3,276                 45,901
ELECTRIC-INTEGRATED (7.04%)
 Constellation Energy Group                                    17,080              1,052,128
 E.ON                                                           2,370                218,876
 Edison International                                          22,700              1,073,256
 Enel                                                          14,810                128,025
 Exelon                                                        19,500              1,042,080
 Fortum                                                         6,800                136,913
 PPL                                                           14,360                464,259
 Scottish & Southern Energy                                    19,340                352,065
 TECO Energy                                                   11,000                198,220
 TXU                                                            5,900                665,992
                                                                                   5,331,814
FINANCE-INVESTMENT BANKER & BROKER (2.06%)
 Citigroup                                                     24,502              1,115,331
 JP Morgan Chase                                               10,080                342,015
 KAS Bank                                                       4,800                101,795
                                                                                   1,559,141
FINANCE-MORTGAGE LOAN/BANKER (0.57%)
 CharterMac                                                    12,390                253,995
 Countrywide Financial                                          5,500                181,390
                                                                                     435,385
FOOD-MISCELLANEOUS/DIVERSIFIED (0.28%)
 Kellogg                                                        4,600                212,198
GAS-DISTRIBUTION (0.71%)
 UGI                                                           19,000                534,850
INVESTMENT COMPANIES (0.45%)
 American Capital Strategies                                    9,300                340,938
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.66%)
 Nuveen Investments                                            12,700                500,253
MEDICAL PRODUCTS (0.42%)
 Johnson & Johnson                                              5,000                316,400
MEDICAL-DRUGS (1.32%)
 Merck                                                         12,900                351,009
 Pfizer                                                        26,000                649,220
                                                                                   1,000,229
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-HOSPITALS (0.41%)
                                                                                 $
 Parkway Holdings                                             243,800                311,695
METAL-COPPER (0.44%)
 Southern Peru Copper                                           5,900                330,164
METAL-DIVERSIFIED (0.42%)
 Freeport-McMoRan Copper & Gold                                 6,600                320,694
MISCELLANEOUS INVESTING (21.19%)
 AMB Property                                                  10,900                489,410
 American Home Mortgage Investment                             29,870                905,061
 Arbor Realty Trust                                            22,600                635,060
 Archstone-Smith Trust                                         16,700                665,829
 AvalonBay Communities                                          7,000                599,900
 BioMed Realty Trust                                           20,756                514,749
 Boston Properties                                             10,200                723,180
 CBL & Associates Properties                                   19,500                799,305
 Developers Diversified Realty                                 12,500                583,750
 Eastgroup Properties                                           6,200                271,250
 Equity Inns                                                   21,300                287,550
 Equity Office Properties Trust                                26,000                850,460
 Equity Residential Properties Trust                           25,100                950,035
 Gramercy Capital                                              31,000                742,760
 Host Marriott                                                 29,000                490,100
 Kilroy Realty                                                 10,800                605,124
 Kimco Realty                                                  21,800                684,956
 Macerich                                                       2,500                162,350
 Mills                                                          2,222                122,387
 Newcastle Investment                                          23,700                661,230
 Nieuwe Steen Investments                                       6,320                152,775
 Simon Property Group                                          14,500              1,074,740
 SL Green Realty                                                4,200                286,356
 Sunstone Hotel Investors                                      16,000                390,240
 Tanger Factory Outlet Centers                                  8,200                228,042
 Thornburg Mortgage                                            15,900                398,454
 United Dominion Realty Trust                                  14,000                331,800
 Ventas                                                        18,100                582,820
 Vornado Realty Trust                                           9,900                857,538
                                                                                  16,047,211
MONEY CENTER BANKS (2.03%)
 Bank of America                                               36,460              1,534,966
MORTGAGE BANKS (0.26%)
 Bradford & Bingley                                            16,890                101,891
 Sparebanken Nord-Norge                                         5,100                 98,102
                                                                                     199,993
MULTI-LINE INSURANCE (1.23%)
 Assurances Generales de France                                 1,210                116,123
 Aviva                                                         13,640                150,212
 ING Groep                                                     14,790                441,865
 Milano Assicurazioni                                          15,980                113,286
 Storebrand                                                    11,200                109,866
                                                                                     931,352
MULTIMEDIA (0.38%)
 McGraw-Hill                                                    6,000                288,240
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
NON-HOTEL GAMBLING (0.41%)
                                                                                 $
 Greek Organisation of Football Prognostics                     9,870                307,489
OIL & GAS DRILLING (0.44%)
 Diamond Offshore Drilling                                      5,500                336,875
OIL COMPANY-EXPLORATION & PRODUCTION (1.22%)
 Royal Dutch Shell - A shares                                   9,300                308,008
 Royal Dutch Shell - B shares                                   8,817                305,257
 Total Gabon                                                      360                310,334
                                                                                     923,599
OIL COMPANY-INTEGRATED (7.33%)
 Amerada Hess                                                   1,500                206,250
 ChevronTexaco                                                 20,710              1,340,558
 ConocoPhillips                                                11,000                769,010
 ENI                                                           16,240                483,815
 Exxon Mobil                                                   32,404              2,058,950
 Occidental Petroleum                                           8,080                690,275
                                                                                   5,548,858
PIPELINES (1.15%)
 Equitable Resources                                           10,800                421,848
 Questar                                                        5,100                449,412
                                                                                     871,260
PRINTING-COMMERCIAL (0.41%)
 R.R. Donnelley & Sons                                          8,300                307,681
PROPERTY & CASUALTY INSURANCE (0.64%)
 QBE Insurance Group                                            5,400                 77,031
 St. Paul Travelers                                             9,100                408,317
                                                                                     485,348
PROPERTY TRUST (0.52%)
 Centro Properties Group                                       16,110                 73,814
 ING Office Fund                                               51,000                 51,603
 Investa Property Group                                        59,750                 95,363
 Macquarie Leisure Trust Group                                 70,600                121,306
 Macquarie ProLogis Trust                                      59,100                 53,030
                                                                                     395,116
REAL ESTATE MANAGEMENT & SERVICES (0.13%)
 Corio                                                          1,750                101,907
REAL ESTATE OPERATOR & DEVELOPER (0.12%)
 FKP Property Group                                            23,840                 88,296
REGIONAL BANKS (3.30%)
 Comerica                                                       6,900                406,410
 KeyCorp                                                       17,800                574,050
 National City                                                  8,500                284,240
 Wachovia                                                      16,280                774,765
 Wells Fargo                                                    7,800                456,846
                                                                                   2,496,311
RETAIL-AUTOMOBILE (0.13%)
 Bilia                                                          5,590                100,163
RETAIL-BUILDING PRODUCTS (0.23%)
 Home Depot                                                     4,500                171,630
RETAIL-MAJOR DEPARTMENT STORE (0.55%)
 David Jones                                                  114,890                223,726
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-MAJOR DEPARTMENT STORE (CONTINUED)
                                                                                 $
 J.C. Penney                                                    4,100                194,422
                                                                                     418,148
RETAIL-RESTAURANTS (0.47%)
 McDonald's                                                    10,645                356,501
STEEL PRODUCERS (0.21%)
 Rautaruukki Oyj                                                7,000                157,735
TELEPHONE-INTEGRATED (4.93%)
 AT&T                                                          32,500                643,500
 Citizens Communications                                       54,790                742,404
 Royal KPN                                                     25,260                227,192
 SBC Communications                                            47,590              1,140,732
 TDC                                                            6,410                345,888
 Verizon Communications                                        19,374                633,336
                                                                                   3,733,052
TOBACCO (3.19%)
 Altria Group                                                  16,612              1,224,471
 British American Tobacco                                       8,570                180,569
 Loews - Carolina Group                                         6,200                245,706
 Reynolds American                                              9,190                762,954
                                                                                   2,413,700
TOOLS-HAND HELD (0.41%)
 Black & Decker                                                 3,800                311,942
TRANSPORT-MARINE (0.87%)
 Farstad Shipping                                               3,700                 52,458
 General Maritime                                               6,296                231,756
 Neptune Orient Lines                                          45,100                 82,218
 Orient Overseas International                                 39,400                147,285
 SMIT Internationale                                            2,210                143,882
                                                                                     657,599
TRANSPORT-RAIL (0.25%)
 Burlington Northern Santa Fe                                   3,200                191,360
WATER (0.52%)
 AWG                                                           10,580                183,521
 Kelda Group                                                    8,900                110,845
 United Utilities                                               8,900                103,129
                                                                                     397,495
                                                 TOTAL COMMON STOCKS              61,979,793

                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
PREFERRED STOCKS (12.15%)
CELLULAR TELECOMMUNICATIONS (0.25%)
 U.S. Cellular                                                  6,800                187,884
COMMERCIAL BANKS (1.96%)
 CoBank /1/                                                    19,600              1,007,342
 Royal Bank of Scotland Group                                  10,500                266,805
 Zions Capital Trust B                                          7,800                207,090
                                                                                   1,481,237
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
PREFERRED STOCKS (CONTINUED)
DIVERSIFIED FINANCIAL SERVICES (0.49%)
                                                                                 $
 Citigroup Capital XI                                          15,000                372,600
ELECTRIC-INTEGRATED (0.96%)
 Consolidated Edison                                            3,044                 77,531
 DTE Energy Trust I                                             3,360                 88,536
 Energy East Capital Trust I                                    7,315                189,459
 Entergy Louisiana                                             14,720                374,182
                                                                                     729,708
FINANCE-CONSUMER LOANS (0.35%)
 HSBC Finance                                                  10,500                265,545
FINANCE-INVESTMENT BANKER & BROKER (0.56%)
 JP Morgan Chase Capital X                                     10,000                257,100
 St. Paul Capital Trust I                                       6,400                165,376
                                                                                     422,476
FINANCE-OTHER SERVICES (0.81%)
 ABN AMRO Capital Funding Trust V                               7,700                188,188
 National Rural Utilities Cooperative Finance                  17,500                427,350
                                                                                     615,538
FOOD-RETAIL (0.07%)
 Albertson's                                                    2,046                 50,945
GAS-DISTRIBUTION (0.30%)
 AGL Capital Trust II                                           8,915                227,778
MISCELLANEOUS INVESTING (2.30%)
 AMB Property                                                   1,400                 35,490
 Duke Realty                                                   20,200                506,212
 Federal Realty Investment Trust                                5,000                130,200
 HRPT Properties Trust                                          5,900                156,409
 Public Storage Series E                                        8,000                201,600
 Public Storage Series X                                        7,100                175,370
 Realty Income                                                 10,000                263,400
 Regency Centers                                                6,523                165,358
 Vornado Realty Trust                                           4,500                110,250
                                                                                   1,744,289
MONEY CENTER BANKS (0.07%)
 JP Morgan Chase Capital XVI                                    2,000                 50,280
MORTGAGE BANKS (0.03%)
 Abbey National                                                 1,000                 26,060
MULTI-LINE INSURANCE (1.44%)
 AEGON                                                         23,000                586,270
 Hartford Capital III                                           9,200                234,324
 MetLife                                                       10,500                266,175
                                                                                   1,086,769
PIPELINES (0.40%)
 TransCanada PipeLines                                         11,743                304,966
PROPERTY & CASUALTY INSURANCE (0.37%)
 W.R. Berkley                                                  11,200                276,080
REGIONAL BANKS (0.49%)
 BAC Capital Trust V                                           15,000                372,000
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
PREFERRED STOCKS (CONTINUED)
SPECIAL PURPOSE ENTITY (1.03%)
 Corporate-Backed Trust Certificates for                                         $
  Bellsouth Capital Funding I                                   4,600                117,444
 Corporate-Backed Trust Certificates for
  DaimlerChrysler                                               4,500                113,175
 Corporate-Backed Trust Certificates for
  Sherwin-Williams                                              1,000                 25,960
 Mississippi Power Capital Trust II                             4,700                120,367
 Preferred Plus Trust                                           7,700                190,960
 Trust Certificates 2001-3 BellSouth                            4,300                111,155
 Trust Certificates 2001-4 BellSouth                            4,000                103,480
                                                                                     782,541
TELEPHONE-INTEGRATED (0.27%)
 SBC Communications                                             8,000                202,720
                                              TOTAL PREFERRED STOCKS               9,199,416

                                                Principal

                                                Amount                              Value

----------------------------------------------------------------------------------------------------
BONDS (2.77%)
ELECTRIC-INTEGRATED (1.05%)
 Georgia Power Capital Trust VI
                                                           $                     $
  4.88%; 11/01/42                                             800,000                796,829
OIL COMPANY-INTEGRATED (0.75%)
 Phillips 66 Capital Trust II
  8.00%; 01/15/37                                             525,000                563,093
PIPELINES (0.97%)
 KN Capital Trust III
  7.63%; 04/15/28                                             650,000                734,644
                                                         TOTAL BONDS               2,094,566











                                                Principal

                                                Amount                              Value

----------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (3.58%)
FINANCE-OTHER SERVICES (3.58%)
 Investment in Joint Trading Account;
  HSBC Funding
  3.88%; 10/03/05                                          $2,710,849            $ 2,710,849
                                              TOTAL COMMERCIAL PAPER               2,710,849
                                                                                 -----------

                               TOTAL PORTFOLIO INVESTMENTS (100.34%)              75,984,624
OTHER ASSETS AND LIABILITIES, NET (-0.34%)                                          (253,709)
                                          TOTAL NET ASSETS (100.00%)             $75,730,915
                                                                                 --------------

                            SCHEDULE OF INVESTMENTS
                             EQUITY INCOME ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)

                            SCHEDULE OF INVESTMENTS
                             EQUITY INCOME ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)

                            SCHEDULE OF INVESTMENTS
                             EQUITY INCOME ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)


/1 /Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid. At the end of the period, the value of these securities totaled $1,007,342 or 1.33% of net assets.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation                      $ 5,591,302
Unrealized Depreciation                       (1,281,913)
                                             -----------
Net Unrealized Appreciation (Depreciation)     4,309,389
Cost for federal income tax purposes         $71,675,235

                            SCHEDULE OF INVESTMENTS
                              EQUITY VALUE ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)

                                        Shares

                                        Held                           Value

--------------------------------------------------------------------------------------
COMMON STOCKS (93.94%)
AEROSPACE & DEFENSE (0.59%)
                                                                     $
 Northrop Grumman                                     350                19,023
APPAREL MANUFACTURERS (1.31%)
 Liz Claiborne                                        520                20,446
 VF                                                   370                21,449
                                                                         41,895
APPLIANCES (0.19%)
 Whirlpool                                             80                 6,062
APPLICATIONS SOFTWARE (1.62%)
 Microsoft                                          2,020                51,975
AUTO-CARS & LIGHT TRUCKS (1.35%)
 General Motors /1/                                   480                14,693
 Toyota Motor /1/                                     310                28,634
                                                                         43,327
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.45%)
 Lear                                                 420                14,267
BEVERAGES-NON-ALCOHOLIC (1.69%)
 Coca-Cola                                            690                29,801
 Pepsi Bottling Group                                 850                24,268
                                                                         54,069
BREWERY (0.62%)
 Molson Coors Brewing                                 310                19,843
CHEMICALS-DIVERSIFIED (1.79%)
 E. I. Du Pont de Nemours                             600                23,502
 PPG Industries                                       570                33,738
                                                                         57,240
COMPUTER SERVICES (0.80%)
 Computer Sciences /2/                                540                25,547
COMPUTERS (3.20%)
 Hewlett-Packard                                    2,080                60,736
 International Business Machines                      520                41,714
                                                                        102,450
COSMETICS & TOILETRIES (0.24%)
 Avon Products                                        290                 7,830
DATA PROCESSING & MANAGEMENT (0.73%)
 Fiserv /2/                                           510                23,394
DIVERSIFIED MANUFACTURING OPERATIONS (3.80%)
 Dover                                                570                23,250
 General Electric                                   1,100                37,037
 Ingersoll-Rand                                       700                26,761
 Tyco International                                 1,250                34,813
                                                                        121,861
ELECTRIC-INTEGRATED (3.15%)
 Exelon                                               820                43,821
 NiSource                                             840                20,370
 PPL                                                1,140                36,856
                                                                        101,047
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.73%)
 Intel                                                950                23,417
                                        Shares

                                        Held                           Value

--------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FIDUCIARY BANKS (0.84%)
                                                                     $
 Bank of New York                                     910                26,763
FINANCE-INVESTMENT BANKER & BROKER (9.37%)
 Citigroup                                          3,170               144,298
 JP Morgan Chase                                    2,020                68,539
 Merrill Lynch                                        710                43,559
 Morgan Stanley                                       810                43,691
                                                                        300,087
FINANCE-MORTGAGE LOAN/BANKER (3.05%)
 Federal Home Loan Mortgage                         1,730                97,676
FINANCIAL GUARANTEE INSURANCE (0.52%)
 MGIC Investment                                      260                16,692
FOOD-MISCELLANEOUS/DIVERSIFIED (2.28%)
 H.J. Heinz                                           710                25,943
 Sara Lee                                             900                17,055
 Unilever                                             420                30,009
                                                                         73,007
FOOD-RETAIL (0.95%)
 Kroger /2/                                         1,480                30,473
FORESTRY (1.35%)
 Weyerhaeuser                                         630                43,312
HOME DECORATION PRODUCTS (0.64%)
 Newell Rubbermaid                                    910                20,612
INSTRUMENTS-CONTROLS (0.64%)
 Parker Hannifin                                      320                20,579
INSURANCE BROKERS (0.46%)
 Marsh & McLennan                                     490                14,891
LIFE & HEALTH INSURANCE (0.73%)
 Torchmark                                            440                23,245
MACHINERY-FARM (0.63%)
 Deere                                                330                20,196
MEDICAL PRODUCTS (1.51%)
 Baxter International                                 290                11,562
 Johnson & Johnson                                    580                36,703
                                                                         48,265
MEDICAL-DRUGS (4.25%)
 Abbott Laboratories                                  830                35,192
 Bristol-Myers Squibb                                 840                20,211
 Merck                                                440                11,972
 Pfizer                                             1,340                33,460
 Wyeth                                                760                35,165
                                                                        136,000
MEDICAL-HOSPITALS (0.49%)
 HCA                                                  330                15,814
METAL-ALUMINUM (0.68%)
 Alcoa                                                890                21,734
MONEY CENTER BANKS (3.22%)
 Bank of America                                    2,450               103,145
                                        Shares

                                        Held                           Value

--------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MULTI-LINE INSURANCE (4.77%)
                                                                     $
 Allstate                                             780                43,126
 American International Group                         680                42,133
 Hartford Financial Services Group                    480                37,042
 Loews                                                330                30,495
                                                                        152,796
MULTIMEDIA (2.14%)
 Time Warner /2/                                    2,920                52,881
 Viacom                                               470                15,515
                                                                         68,396
NON-HAZARDOUS WASTE DISPOSAL (0.70%)
 Waste Management                                     780                22,316
OFFICE AUTOMATION & EQUIPMENT (0.67%)
 Xerox /2/                                          1,580                21,567
OIL COMPANY-INTEGRATED (11.17%)
 ChevronTexaco                                      1,020                66,024
 ConocoPhillips                                       970                67,813
 Exxon Mobil                                        2,170               137,882
 Royal Dutch Shell                                  1,310                85,988
                                                                        357,707
PRINTING-COMMERCIAL (0.68%)
 R.R. Donnelley & Sons                                590                21,871
PUBLICLY TRADED INVESTMENT FUND (1.76%)
 Standard & Poor's 500 Depository
  Receipts                                            460                56,525
PUBLISHING-NEWSPAPERS (1.12%)
 Gannett                                              520                35,792
REGIONAL BANKS (6.06%)
 National City                                        440                14,714
 PNC Financial Services Group                         500                29,010
 U.S. Bancorp                                       1,450                40,716
 Wachovia                                             990                47,114
 Wells Fargo                                        1,070                62,670
                                                                        194,224
RETAIL-APPAREL & SHOE (0.51%)
 Gap                                                  930                16,210
RETAIL-DISCOUNT (1.08%)
 Dollar General                                       890                16,323
 Wal-Mart Stores                                      420                18,404
                                                                         34,727
RETAIL-RESTAURANTS (1.37%)
 McDonald's                                         1,310                43,872
SAVINGS & LOANS-THRIFTS (1.29%)
 Washington Mutual                                  1,050                41,181
STEEL PRODUCERS (0.33%)
 Nucor                                                180                10,618
TELECOMMUNICATION EQUIPMENT (0.27%)
 Avaya /2/                                            850                 8,755
                                        Shares

                                        Held                           Value

--------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELEPHONE-INTEGRATED (4.07%)
                                                                     $
 AT&T                                                 410                 8,118
 BellSouth                                          1,290                33,927
 SBC Communications                                 1,620                38,831
 Sprint Nextel                                      1,070                25,445
 Verizon Communications                               740                24,191
                                                                        130,512
TOBACCO (1.47%)
 Altria Group                                         640                47,174
TRANSPORT-RAIL (0.61%)
 Norfolk Southern                                     480                19,469
                                     TOTAL COMMON STOCKS              3,009,450

                                        Maturity

                                        Amount                         Value

--------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (1.37%)
  Morgan Stanley; 3.34%; dated
  09/30/05 maturing 10/03/05
  (collateralized by U.S. Treasury
  Strips; $44,880; 08/15/19 -
  08/15/25) /3/                                   $44,012            $   44,000
                             TOTAL REPURCHASE AGREEMENTS                 44,000
                                                                     ----------

                    TOTAL PORTFOLIO INVESTMENTS (95.31%)              3,053,450
OTHER ASSETS AND LIABILITIES, NET (4.69%)                               150,253
                              TOTAL NET ASSETS (100.00%)             $3,203,703
                                                                     ------------

                            SCHEDULE OF INVESTMENTS
                              EQUITY VALUE ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)


/1 /Security or a portion of the security was on loan at the end of the period. /2 /Non-income producing security.
/3 /Security was purchased with the cash proceeds from securities loans.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation                      $  254,625
Unrealized Depreciation                         (99,460)
                                             ----------
Net Unrealized Appreciation (Depreciation)      155,165
Cost for federal income tax purposes         $2,898,285

                            SCHEDULE OF INVESTMENTS
                         GOVERNMENT SECURITIES ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)

                                                        Principal
                                                          Amount                   Value
---------------------------------------------------------------------------------------------------
BONDS (52.12%)
ASSET BACKED SECURITIES (5.71%)
 Chase Funding Mortgage Loan Asset Backed
  Certificates
                                                       $                       $
  4.06%; 12/25/33 /1/                                     1,861,299               1,863,130
  4.12%; 09/25/33 /1/                                       933,367                 934,839
 Countrywide Asset Backed Certificates
  4.11%; 09/25/33 /1/                                     3,000,000               3,004,776
  4.21%; 03/25/33 /1/                                     2,700,000               2,708,267
 Park Place Securities
  4.19%; 01/25/33 /1/                                     3,500,000               3,505,359
 Popular Asset Backed Securities Mortgage
  Pass-Through Trust
  4.09%; 09/25/35 /1/                                     3,000,000               2,999,928
 Structured Asset Investment
  Loan Trust
  4.15%; 11/25/34 /1/                                     3,500,000               3,507,021
                                                                                 18,523,320
FEDERAL & FEDERALLY SPONSORED CREDIT (2.17%)
 Federal Farm Credit Bank
  2.63%; 09/17/07                                         3,000,000               2,904,492
  3.00%; 04/15/08                                         1,750,000               1,695,010
  3.75%; 01/15/09                                         2,500,000               2,445,207
                                                                                  7,044,709
FINANCE-MORTGAGE LOAN/BANKER (31.11%)
 Federal Home Loan Bank System
  1.88%; 06/15/06                                         3,750,000               3,687,870
  2.45%; 03/23/07                                         2,000,000               1,945,834
  2.63%; 05/15/07                                         7,000,000               6,809,019
  5.80%; 09/02/08                                         6,000,000               6,206,058
 Federal Home Loan Mortgage
  3.75%; 11/15/06                                         4,000,000               3,971,888
  3.97%; 04/15/30 /1/                                     5,500,000               5,500,033
  4.07%; 06/15/18 /1/                                     5,079,171               5,093,057
  4.13%; 07/12/10                                         3,200,000               3,147,622
  4.88%; 03/15/07                                        10,000,000              10,071,250
  4.88%; 11/15/13 /2/                                     3,200,000               3,251,840
 Federal National Mortgage Association
  3.25%; 08/15/08                                         6,700,000               6,486,920
  4.03%; 04/25/34 /1/                                     6,329,402               6,328,434
  4.13%; 10/25/18 /1/                                     1,259,830               1,263,141
  4.38%; 03/15/13 /2/                                     3,250,000               3,207,718
  5.25%; 08/01/12                                         3,200,000               3,287,475
 Federal National Mortgage Association Grantor
  Trust
  3.76%; 11/28/35 /1/                                     4,000,000               4,002,388
  3.91%; 07/25/35 /1/                                     3,500,000               3,499,916
  3.98%; 09/25/35 /1/                                     3,500,000               3,499,913
  4.18%; 05/25/35 /1/                                     2,770,404               2,770,884
  5.34%; 04/25/12                                         3,500,000               3,615,374
  5.50%; 09/25/11                                         3,250,000               3,380,299
 Federal National Mortgage Association Whole
  Loan
  3.98%; 05/25/35 /1/                                     2,803,893               2,804,504
                                                        Principal
                                                          Amount                   Value
---------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-MORTGAGE LOAN/BANKER (CONTINUED)
 Government National Mortgage Association
                                                       $                       $
  0.98%; 06/17/45 /1/                                    28,622,455               1,743,422
  1.92%; 10/16/12 /1/                                    81,000,000               5,353,209
                                                                                100,928,068
FINANCE-OTHER SERVICES (0.90%)
 Private Export Funding
  3.38%; 02/15/09                                         3,000,000               2,902,347
HOME EQUITY-OTHER (2.70%)
 ACE Securities
  4.17%; 11/25/34 /1/                                     2,000,000               2,003,988
 First NLC Trust
  4.06%; 05/25/35 /1/                                     2,784,045               2,783,981
 Nomura Home Equity Loan
  4.05%; 05/25/35 /1/                                     2,375,000               2,378,933
 Option One Mortgage Loan Trust
  3.96%; 05/25/35 /1/                                     1,600,000               1,599,327
                                                                                  8,766,229
HOME EQUITY-SEQUENTIAL (3.26%)
 Chase Funding Loan Acquisition Trust
  4.19%; 06/25/34 /1/                                     3,000,000               3,016,005
 Residential Asset Securities
  3.99%; 07/25/35 /1/                                     3,800,000               3,799,608
  4.03%; 05/25/35 /1/                                     3,750,000               3,749,025
                                                                                 10,564,638
MORTGAGE BACKED SECURITIES (6.27%)
 Banc of America Commercial Mortgage
  4.73%; 07/10/43 /1/                                     2,500,000               2,434,383
 Countrywide Alternative Loan Trust
  5.00%; 10/25/18                                           943,609                 935,402
 IMPAC Commercial Mortgage Trust
  4.14%; 04/25/35 /1/                                     2,997,115               2,996,188
 IMPAC Secured Assets Commercial Mortgage Owner
  Trust
  4.10%; 12/25/31 /1/                                     2,075,000               2,072,892
 JP Morgan Chase Commercial Mortgage Securities
  0.50%; 09/12/37 /1/                                    78,200,000               1,368,500
 LB-UBS Commercial Mortgage Trust
  0.94%; 07/15/40 /1/ /3/                                87,060,270               3,324,483
 Merrill Lynch Mortgage Trust
  0.77%; 05/12/43                                        39,970,000               1,279,640
 Morgan Stanley Capital I
  0.56%; 08/13/42                                       149,100,000               3,420,950
 Wachovia Bank Commercial Mortgage Trust
  0.58%; 05/15/44 /1/                                    78,720,000               2,521,244
                                                                                 20,353,682
                                                       TOTAL BONDS              169,082,993
                                                        Principal
                                                          Amount                   Value
---------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) CERTIFICATES (23.24%)
                                                       $                       $
4.50%; 02/01/10                                             901,063                 896,167
4.50%; 07/01/10                                           2,229,313               2,217,199
4.50%; 06/01/18                                           3,753,819               3,682,331
4.50%; 10/01/20 /4/                                       3,200,000               3,132,998
4.58%; 10/01/33 /1/                                       3,102,449               3,022,632
5.00%; 12/01/32                                           1,869,368               1,834,449
5.00%; 06/01/33                                           6,682,131               6,555,337
5.00%; 10/01/35 /4/                                      11,375,000              11,129,732
5.50%; 09/01/17                                           1,102,157               1,118,705
5.50%; 02/01/24                                             126,524                 126,682
5.50%; 03/01/24                                              54,420                  54,458
5.50%; 03/01/33                                           3,625,747               3,629,532
5.50%; 10/01/35 /4/                                      28,150,000              28,150,000
6.00%; 01/01/09                                             159,793                 163,605
6.00%; 01/01/09                                              33,238                  33,894
6.00%; 02/01/09                                              46,378                  47,463
6.00%; 07/01/09                                             286,520                 294,018
6.00%; 11/01/16                                             455,475                 468,148
6.00%; 12/01/23                                             103,329                 105,522
6.00%; 08/01/25                                              55,696                  56,875
6.00%; 01/01/26                                              23,712                  24,214
6.00%; 12/01/31                                             390,393                 397,435
6.50%; 07/01/16                                             265,980                 274,632
6.50%; 05/01/17                                             534,977                 552,378
6.50%; 06/01/18                                              65,894                  68,386
6.50%; 08/01/21                                              69,035                  71,520
6.50%; 04/01/24                                              71,665                  74,064
6.50%; 04/01/26                                              61,764                  63,775
6.50%; 05/01/26                                              59,020                  60,942
6.50%; 05/01/26                                              62,205                  64,230
6.50%; 12/01/27                                              55,917                  57,720
6.50%; 01/01/28                                              45,731                  47,206
6.50%; 03/01/28                                              52,519                  54,192
6.50%; 09/01/28                                              38,858                  40,095
6.50%; 09/01/28                                              65,794                  67,889
6.50%; 10/01/28                                             297,261                 306,728
6.50%; 11/01/28                                              73,259                  75,592
6.50%; 12/01/28                                             152,252                 157,101
6.50%; 07/01/31                                             265,542                 273,517
6.50%; 08/01/31                                              82,391                  84,865
6.50%; 10/01/31                                             107,045                 110,260
6.50%; 12/01/31                                             333,315                 343,326
6.50%; 02/01/32                                             334,312                 344,353
6.50%; 05/01/32                                             694,153                 714,527
6.50%; 08/01/32                                             632,156                 650,711
6.50%; 08/01/32                                           2,193,629               2,258,014
7.00%; 09/01/23                                              77,859                  81,360
7.00%; 12/01/23                                              46,754                  49,082
7.00%; 01/01/24                                              46,013                  48,288
7.00%; 09/01/27                                              63,004                  65,956
7.00%; 02/01/28                                              21,017                  22,001
7.00%; 04/01/28                                             279,345                 292,342
7.00%; 05/01/28                                              44,546                  46,619
7.00%; 08/01/28                                              68,621                  71,814
7.00%; 10/01/31                                             163,115                 170,453
7.50%; 10/01/30                                             166,090                 176,117
                                                        Principal
                                                          Amount                   Value
---------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (CONTINUED)
                                                       $                       $
7.50%; 02/01/31                                             137,727                 146,042
7.50%; 02/01/31                                              37,714                  39,990
8.00%; 10/01/30                                             190,720                 203,460
                                          TOTAL FHLMC CERTIFICATES               75,370,943

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) CERTIFICATES (19.84%)
4.00%; 11/01/20 /4/                                       8,000,000               7,685,000
4.74%; 12/01/33 /1/                                       2,867,185               2,797,618
4.75%; 02/01/35 /1/                                       3,732,775               3,722,316
4.77%; 04/01/35 /1/                                       3,046,589               3,028,315
4.95%; 10/01/33 /1/                                       1,898,831               1,890,191
5.00%; 01/01/18                                           2,942,354               2,937,841
5.00%; 10/01/35 /4/                                       1,600,000               1,566,000
5.17%; 12/01/33 /1/                                       1,969,851               1,970,341
5.50%; 08/01/17                                             958,211                 972,640
5.50%; 01/01/18                                           1,896,656               1,925,216
5.50%; 07/01/19                                             587,405                 596,123
5.50%; 08/01/19                                             172,138                 174,693
5.50%; 08/01/19                                             277,092                 281,204
5.50%; 08/01/19                                             173,150                 175,720
5.50%; 08/01/19                                             113,061                 114,739
5.50%; 08/01/19                                             428,768                 435,131
5.50%; 08/01/19                                             348,640                 353,814
5.50%; 09/01/19                                             848,942                 861,541
5.50%; 10/01/19                                             332,674                 337,612
5.50%; 05/01/24                                             440,897                 440,904
5.50%; 09/01/33                                          11,446,079              11,451,390
6.00%; 02/01/09                                             179,166                 184,490
6.00%; 08/01/16                                             650,376                 669,119
6.00%; 06/01/22                                             466,590                 477,461
6.00%; 11/01/23                                              70,906                  72,369
6.00%; 03/01/26                                              11,255                  11,483
6.00%; 11/01/28                                             254,310                 259,116
6.00%; 12/01/31                                             323,547                 329,154
6.00%; 01/01/33                                           1,173,101               1,193,013
6.00%; 03/01/33                                             652,578                 663,655
6.00%; 10/01/35 /4/                                      11,850,000              12,046,260
6.50%; 06/01/16                                             356,938                 369,212
6.50%; 08/01/17                                             664,381                 687,257
6.50%; 11/01/23                                             114,421                 118,364
6.50%; 05/01/24                                             114,943                 118,893
6.50%; 07/01/25                                              20,327                  21,007
6.50%; 08/01/25                                             112,747                 117,593
6.50%; 02/01/26                                              36,690                  37,917
6.50%; 03/01/26                                              27,570                  28,491
6.50%; 05/01/26                                              56,353                  58,236
6.50%; 06/01/26                                              28,251                  29,196
6.50%; 07/01/28                                              25,183                  26,009
6.50%; 09/01/28                                              26,851                  27,732
6.50%; 04/01/29                                             155,888                 160,961
6.50%; 09/01/31                                             475,124                 489,807
6.50%; 02/01/32                                             446,392                 459,947
7.00%; 01/01/27                                              24,476                  25,706
7.00%; 11/01/27                                              21,513                  22,561
                                                        Principal
                                                          Amount                   Value
---------------------------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
                                                       $                       $
7.00%; 10/01/29                                             266,611                 279,171
7.00%; 06/01/30                                              99,015                 103,643
7.00%; 05/01/31                                             226,255                 236,845
7.00%; 02/01/32                                             252,374                 264,176
7.00%; 04/01/32                                             572,576                 599,352
7.50%; 04/01/22                                              15,790                  16,761
7.50%; 04/01/22                                              30,746                  32,637
7.50%; 07/01/27                                              42,164                  44,712
7.50%; 05/01/31                                             298,301                 315,739
8.00%; 06/01/30                                              24,573                  26,272
                                           TOTAL FNMA CERTIFICATES               64,342,666

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) CERTIFICATES (3.62%)
5.00%; 10/01/35 /4/                                       2,750,000               2,720,781
5.50%; 05/20/35                                           2,440,606               2,460,053
5.50%; 10/01/35 /4/                                       1,475,000               1,488,367
6.00%; 05/20/24                                             187,506                 191,976
6.00%; 06/20/24                                             393,902                 403,292
6.00%; 06/20/24                                             109,784                 112,401
6.00%; 11/20/25                                              80,070                  81,955
6.00%; 02/20/26                                              46,190                  47,264
6.00%; 04/20/26                                              86,615                  88,628
6.00%; 05/20/26                                              42,984                  43,983
6.00%; 06/20/26                                              54,890                  56,166
6.00%; 06/20/26                                              53,787                  55,037
6.00%; 07/20/26                                              25,903                  26,505
6.00%; 09/20/26                                              84,078                  86,014
6.00%; 03/20/27                                             156,761                 160,370
6.00%; 01/20/28                                             106,878                 109,297
6.00%; 03/20/28                                              39,403                  40,294
6.00%; 06/20/28                                             207,367                 212,060
6.00%; 07/20/28                                             135,962                 139,038
6.00%; 03/20/29                                             247,829                 253,438
6.00%; 07/20/29                                             271,419                 277,475
6.50%; 12/20/25                                              65,403                  67,887
6.50%; 01/20/26                                             124,314                 129,034
6.50%; 02/20/26                                             112,625                 116,902
7.00%; 01/15/24                                              19,013                  20,084
7.00%; 02/15/27                                             185,165                 195,082
7.00%; 12/15/27                                              57,472                  60,550
7.00%; 03/15/28                                             431,462                 454,230
7.00%; 05/15/28                                             184,313                 194,039
7.00%; 05/15/31                                             109,023                 114,684
7.00%; 09/15/31                                             402,226                 423,035
7.00%; 06/15/32                                             874,429                 919,589
                                           TOTAL GNMA CERTIFICATES               11,749,510

                                                        Principal
                                                          Amount                   Value
---------------------------------------------------------------------------------------------------
TREASURY BONDS (12.35%)
 U.S. Treasury
                                                       $                       $
  3.88%; 05/15/10 /2/                                     4,000,000               3,942,032
  4.13%; 05/15/15 /2/                                     4,500,000               4,422,479
  6.88%; 08/15/25 /2/                                     5,500,000               7,090,275
 U.S. Treasury Inflation-Indexed Obligations
  3.88%; 01/15/09                                         5,957,300               6,462,741
 U.S. Treasury Strip
  0.00%; 11/15/15 /5/                                    13,250,000               8,471,957
  0.00%; 05/15/20 /2/ /5/                                10,500,000               5,347,471
  0.00%; 08/15/25 /2/ /5/                                 7,000,000               2,770,691
  0.00%; 08/15/28 /5/                                     4,500,000               1,565,933
                                              TOTAL TREASURY BONDS               40,073,579

                                                        Principal
                                                          Amount                   Value
---------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (9.67%)
FINANCE-MORTGAGE LOAN/BANKER (9.67%)
 Investment in Joint Trading Account; Federal Home
  Loan Bank
  3.18%; 10/03/05                                        31,388,521              31,382,976
                                            TOTAL COMMERCIAL PAPER               31,382,976





















                                                         Maturity
                                                          Amount                   Value
---------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (9.58%)
 Morgan Stanley; 3.34%; dated 09/30/05 maturing
  10/03/05 (collateralized by U.S. Treasury                                    $
  Strips; $31,699,570; 08/15/19 - 08/15/25) /6/        $ 31,086,650              31,078,000
                                       TOTAL REPURCHASE AGREEMENTS               31,078,000
                                                                               ------------

                             TOTAL PORTFOLIO INVESTMENTS (130.42%)              423,080,667
OTHER ASSETS AND LIABILITIES, NET (-30.42%)                                     (98,682,382)
                                        TOTAL NET ASSETS (100.00%)             $324,398,285
                                                                               ---------------

                            SCHEDULE OF INVESTMENTS
                         GOVERNMENT SECURITIES ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)

                            SCHEDULE OF INVESTMENTS
                         GOVERNMENT SECURITIES ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)

                            SCHEDULE OF INVESTMENTS
                         GOVERNMENT SECURITIES ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)


/1 /Variable rate.
/2 /Security or a portion of the security was on loan at the end of the period. /3 /Security exempt from registration under Rule 144A of the Securities Act of
  1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid. At the end of the period, the value of these securities totaled $3,324,483 or 1.02% of net assets.
/4 /Security was purchased in a "to-be-announced" ("TBA") transaction.
/5 /Non-income producing security.
/6 /Security was purchased with the cash proceeds from securities loans.



UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation                      $  1,142,547
Unrealized Depreciation                        (2,863,777)
                                             ------------
Net Unrealized Appreciation (Depreciation)     (1,721,230)
Cost for federal income tax purposes         $424,801,897

                                                    Notional    Unrealized
                   Description                       Amount     Gain (Loss)
----------------------------------------------------------------------------
SWAP AGREEMENTS
TOTAL RETURN SWAPS
Receive a monthly return equal to a 30-year 5.0%   $5,911,194    $(42,946)
FHLMC and pay monthly a floating rate based on
1-month LIBOR less 85 basis points with Merrill
Lynch. Expires October 2005.

Receive a monthly return equal to the Lehman        3,500,000     (56,329)
ERISA Eligible CMBS Index and pay monthly a
floating rate based on 1-month LIBOR less 25
basis points with Morgan Stanley. Expires
November 2005.


                            SCHEDULE OF INVESTMENTS
                                 GROWTH ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)

                                              Shares

                                              Held                                Value

--------------------------------------------------------------------------------------------------
COMMON STOCKS (98.53%)
AGRICULTURAL CHEMICALS (1.83%)
                                                                              $
 Potash Corp. of Saskatchewan                               24,800               2,314,336
ATHLETIC FOOTWEAR (1.58%)
 Nike                                                       24,400               1,992,992
BEVERAGES-NON-ALCOHOLIC (2.97%)
 Coca-Cola                                                  58,100               2,509,339
 PepsiCo                                                    22,000               1,247,620
                                                                                 3,756,959
BEVERAGES-WINE & SPIRITS (1.84%)
 Constellation Brands /1/                                   89,500               2,327,000
COMPUTERS (4.49%)
 Apple Computer /1/                                         73,700               3,951,057
 Hewlett-Packard                                            59,000               1,722,800
                                                                                 5,673,857
COMPUTERS-MEMORY DEVICES (1.64%)
 SanDisk /1/                                                43,000               2,074,750
COSMETICS & TOILETRIES (2.02%)
 Colgate-Palmolive                                          48,300               2,549,757
DIVERSIFIED MANUFACTURING OPERATIONS (3.84%)
 Ingersoll-Rand                                             66,000               2,523,180
 Textron                                                    32,500               2,330,900
                                                                                 4,854,080
E-COMMERCE-SERVICES (1.19%)
 eBay /1/                                                   36,500               1,503,800
ELECTRIC-INTEGRATED (2.54%)
 TXU                                                        28,400               3,205,792
ELECTRONIC COMPONENTS-SEMICONDUCTOR (4.11%)
 Broadcom /1/                                               73,400               3,443,194
 Texas Instruments                                          51,900               1,759,410
                                                                                 5,202,604
FINANCE-COMMERCIAL (2.63%)
 CIT Group                                                  73,600               3,325,248
FINANCE-CREDIT CARD (1.99%)
 Capital One Financial                                      31,700               2,520,784
FINANCE-INVESTMENT BANKER & BROKER (4.13%)
 Goldman Sachs Group                                        32,100               3,902,718
 Legg Mason                                                 12,000               1,316,280
                                                                                 5,218,998
FOOD-CONFECTIONERY (1.51%)
 Wm. Wrigley Jr.                                            26,600               1,912,008
LIFE & HEALTH INSURANCE (3.25%)
 Cigna                                                      34,900               4,113,314
MEDICAL-BIOMEDICAL/GENE (3.56%)
 Amgen /1/                                                  35,000               2,788,450
 Celgene /1/                                                31,500               1,711,080
                                                                                 4,499,530
MEDICAL-DRUGS (3.40%)
 Schering-Plough                                           204,200               4,298,410
                                              Shares

                                              Held                                Value

--------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
NETWORKING PRODUCTS (2.60%)
                                                                              $
 Juniper Networks /1/                                      138,000               3,283,020
OIL COMPANY-EXPLORATION & PRODUCTION (4.95%)
 Apache                                                     45,900               3,452,598
 Devon Energy                                               40,900               2,807,376
                                                                                 6,259,974
OIL COMPANY-INTEGRATED (4.46%)
 ConocoPhillips                                             80,700               5,641,737
OPTICAL SUPPLIES (2.54%)
 Alcon                                                      25,100               3,209,788
PHARMACY SERVICES (2.34%)
 Caremark Rx /1/                                            59,200               2,955,856
RADIO (2.49%)
 XM Satellite Radio Holdings /1/                            87,570               3,144,639
RETAIL-APPAREL & SHOE (2.90%)
 Nordstrom                                                 107,000               3,672,240
RETAIL-DRUG STORE (3.51%)
 CVS                                                       153,100               4,441,431
RETAIL-OFFICE SUPPLIES (2.92%)
 Staples                                                   172,950               3,687,294
RETAIL-REGIONAL DEPARTMENT STORE (1.41%)
 Kohl's /1/                                                 35,500               1,781,390
RETAIL-RESTAURANTS (2.36%)
 McDonald's                                                 89,300               2,990,657
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (2.13%)
 Marvell Technology Group /1/                               58,300               2,688,213
SEMICONDUCTOR EQUIPMENT (1.11%)
 Applied Materials /1/                                      83,000               1,407,680
TELECOMMUNICATION EQUIPMENT (2.64%)
 Comverse Technology /1/                                   127,000               3,336,290
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (1.47%)
 Corning /1/                                                96,200               1,859,546
THERAPEUTICS (1.90%)
 Gilead Sciences /1/                                        49,400               2,408,744
WEB PORTALS (4.43%)
 Google /1/                                                 17,690               5,598,177
WIRELESS EQUIPMENT (3.85%)
 Motorola                                                  220,400               4,868,636
                                              TOTAL COMMON STOCKS              124,579,531

                                              Principal

                                              Amount                              Value

--------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (3.88%)
FINANCE-OTHER SERVICES (3.88%)
 Investment in Joint Trading Account;
  HSBC Funding
                                                         $                    $
  3.88%; 10/03/05                                        4,903,574               4,903,574
                                           TOTAL COMMERCIAL PAPER                4,903,574
                                                                              ------------

                            TOTAL PORTFOLIO INVESTMENTS (102.41%)              129,483,105
OTHER ASSETS AND LIABILITIES, NET (-2.41%)                                      (3,043,648)
                                       TOTAL NET ASSETS (100.00%)             $126,439,457
                                                                              ---------------

                            SCHEDULE OF INVESTMENTS
                                 GROWTH ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)


/1 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation                      $ 22,772,126
Unrealized Depreciation                        (1,536,900)
                                             ------------
Net Unrealized Appreciation (Depreciation)     21,235,226
Cost for federal income tax purposes         $108,247,879

                            SCHEDULE OF INVESTMENTS
                     INTERNATIONAL EMERGING MARKETS ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)

                                                Shares

                                                Held                               Value

--------------------------------------------------------------------------------------------------
COMMON STOCKS (92.06%)
AGRICULTURAL OPERATIONS (1.00%)
                                                                                $
 Astra Agro Lestari                                          252,426                125,722
 Astral Foods                                                 13,244                147,903
 IOI Berhad                                                  123,200                388,984
                                                                                    662,609
APPLIANCES (0.18%)
 Tsann Kuen Enterprise                                        73,120                116,999
AUTO-CARS & LIGHT TRUCKS (2.00%)
 Hyundai Motor                                                 8,340                652,626
 Proton Holdings                                             124,726                273,014
 Tata Motors                                                  32,083                395,583
                                                                                  1,321,223
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.42%)
 Mahindra & Mahindra                                          32,220                277,203
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.00%)
 Hyundai Mobis                                                     5                    411
BEVERAGES-NON-ALCOHOLIC (0.43%)
 Embotelladoras Arca                                         131,870                283,461
BREWERY (0.72%)
 Efes Breweries International /1/ /3/                          4,328                154,206
 Fomento Economico Mexicano                                   45,800                319,260
                                                                                    473,466
BUILDING & CONSTRUCTION-MISCELLANEOUS (0.47%)
 GS Engineering & Construction                                 7,800                311,551
BUILDING PRODUCTS-CEMENT & AGGREGATE (1.53%)
 Akcansa Cimento                                              11,737                 63,231
 Cemex                                                       126,724                659,259
 Gujarat Ambuja Cements /1/                                  165,047                288,123
                                                                                  1,010,613
BUILDING-HEAVY CONSTRUCTION (0.49%)
 Cheung Kong Infrastructure Holdings                          97,136                324,298
BUSINESS TO BUSINESS-E COMMERCE (0.37%)
 Submarino /1/                                                18,693                240,893
CASINO HOTELS (0.43%)
 Genting Berhad                                               50,385                286,081
CELLULAR TELECOMMUNICATIONS (4.42%)
 America Movil                                                23,161                609,598
 China Mobile                                                233,959              1,146,008
 Egyptian Company for Mobile Services                          4,500                158,758
 Far EasTone Telecommunications                              360,500                408,455
 SK Telecom                                                    3,051                593,209
                                                                                  2,916,028
CHEMICALS-DIVERSIFIED (1.15%)
 Hanwha Chemical                                              32,160                401,421
 Israel Chemicals                                             92,500                359,577
                                                                                    760,998
CHEMICALS-SPECIALTY (0.37%)
 Frutarom /1/ /3/                                             29,545                241,205
                                                Shares

                                                Held                               Value

--------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CIRCUIT BOARDS (0.02%)
                                                                                $
 Unimicron Technology                                         19,750                 14,611
COAL (0.14%)
 Banpu Public                                                 24,039                 94,248
COMMERCIAL BANKS (8.84%)
 Banco do Brasil /1/                                          29,356                574,792
 Bancolombia                                                  16,608                364,546
 Bangkok Bank                                                 40,577                112,645
 Bank of the Philippine Islands                              349,520                324,323
 Bank Rakyat                                                 814,721                213,775
 BankMuscat /1/ /2/                                           10,022                264,080
 Commercial International Bank                                33,816                346,614
 Credicorp                                                    16,026                457,863
 Finansbank /1/                                               33,296                178,139
 Kookmin Bank                                                 18,020              1,064,071
 Korea Exchange Bank /1/                                      53,670                600,341
 Sberbank RF                                                   3,575                341,413
 Siam Commercial Bank Public /2/                             157,300                197,271
 Standard Bank Group                                          28,891                318,098
 Turkiye Is Bankasi                                           68,435                475,475
                                                                                  5,833,446
COMPUTERS (2.57%)
 Acer                                                        290,440                577,633
 High Tech Computer                                           60,200                733,781
 Wistron /1/                                                 369,000                385,840
                                                                                  1,697,254
COMPUTERS-MEMORY DEVICES (0.60%)
 Quanta Storage                                              292,450                397,448
COMPUTERS-PERIPHERAL EQUIPMENT (0.00%)
 Lite-On Technology                                              204                    228
DIVERSIFIED FINANCIAL SERVICES (2.64%)
 Shinhan Financial Group                                      29,235              1,018,944
 Woori Finance Holdings                                       49,930                723,901
                                                                                  1,742,845
DIVERSIFIED MINERALS (0.67%)
 Antofagasta                                                  16,062                440,720
DIVERSIFIED OPERATIONS (3.23%)
 Alfa                                                         71,788                440,701
 Barloworld                                                   18,844                344,679
 Bradespar                                                     8,649                242,342
 Grupo Carso                                                 137,682                304,509
 Imperial Holdings /1/                                        25,628                536,125
 Impulsora del desarrollo Economico de America
  Latina /1/                                                  12,471                  8,269
 Remgro                                                       14,642                253,219
                                                                                  2,129,844
ELECTRIC-GENERATION (0.55%)
 Ratchaburi Electricity Generating Holding /2/               375,610                361,295
ELECTRIC-INTEGRATED (1.85%)
 CPFL Energia                                                 31,523                336,421
 EDP - Energias do Brasil /1/                                 31,000                362,794
                                                Shares

                                                Held                               Value

--------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRIC-INTEGRATED (CONTINUED)
                                                                                $
 Unified Energy Systems                                       13,472                521,366
                                                                                  1,220,581
ELECTRONIC COMPONENTS-MISCELLANEOUS (6.78%)
 Asustek Computer                                            244,600                655,991
 Hon Hai Precision Industry                                  213,350                993,283
 Samsung Electronics                                           5,004              2,825,110
                                                                                  4,474,384
ELECTRONIC COMPONENTS-SEMICONDUCTOR (1.01%)
 Hynix Semiconductor /1/                                      16,903                373,278
 MediaTek                                                     30,800                290,500
                                                                                    663,778
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (0.62%)
 Samsung Engineering                                          19,330                407,387
FEMININE HEALTH CARE PRODUCTS (0.55%)
 Hengan International Group                                  380,389                362,847
FINANCE-CONSUMER LOANS (0.60%)
 African Bank Investments                                    117,629                393,164
FINANCE-OTHER SERVICES (0.75%)
 Grupo Financiero Banorte                                     55,665                496,170
FOOD-DAIRY PRODUCTS (0.75%)
 Binggrae                                                     12,355                495,861
FOOD-MISCELLANEOUS/DIVERSIFIED (0.00%)
 Global Bio-Chem Technology Group - warrants
  /1/                                                         33,464                    302
GAS-DISTRIBUTION (0.67%)
 OAO Gazprom /3/                                               6,580                442,834
GOLD MINING (0.67%)
 Harmony Gold Mining                                          39,128                440,042
INDEPENDENT POWER PRODUCER (0.52%)
 YTL Power International                                     596,931                342,099
INTERNET SECURITY (0.97%)
 Check Point Software Technologies /1/                        26,284                639,227
LIFE & HEALTH INSURANCE (1.26%)
 Cathay Financial Holding                                     65,000                121,243
 Metropolitan Holdings                                        97,527                170,581
 Shin Kong Financial Holding                                 635,663                536,335
                                                                                    828,159
MACHINERY-CONSTRUCTION & MINING (0.50%)
 United Tractors                                             870,046                327,641
MEDICAL-GENERIC DRUGS (0.68%)
 Teva Pharmaceutical Industries                               13,459                449,800
METAL PROCESSORS & FABRICATION (0.60%)
 Catcher Technology /1/                                       54,762                396,866
METAL-DIVERSIFIED (1.02%)
 Kumba Resources                                              21,089                326,732
                                                Shares

                                                Held                               Value

--------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
METAL-DIVERSIFIED (CONTINUED)
                                                                                $
 MMC Norilsk Nickel                                            4,150                345,488
                                                                                    672,220
NON-FERROUS METALS (1.08%)
 Grupo Mexico /1/                                            191,553                376,581
 International Nickel Indonesia                              223,743                337,028
                                                                                    713,609
OIL COMPANY-EXPLORATION & PRODUCTION (2.69%)
 CNOOC                                                       749,151                545,610
 Novatek /1/ /2/ /3/                                          13,589                324,777
 Oil & Natural Gas                                            16,261                392,387
 PTT Public /2/                                               86,058                511,339
                                                                                  1,774,113
OIL COMPANY-INTEGRATED (11.46%)
 China Petroleum & Chemical                                1,760,743                805,728
 LUKOIL                                                       29,584              1,704,038
 MOL Magyar Olaj-es Gazipari                                   5,755                638,469
 PetroChina                                                1,093,990                916,623
 Petroleo Brasileiro                                          29,891              2,136,908
 Sasol                                                        35,120              1,360,564
                                                                                  7,562,330
OIL REFINING & MARKETING (2.20%)
 Bharat Petroleum                                             14,943                137,381
 Polski Koncern Naftowy Orlen                                 27,815                572,163
 SK                                                            5,110                296,837
 Thai Oil Public /2/                                         245,594                448,546
                                                                                  1,454,927
PASTORAL & AGRICULTURAL (0.51%)
 Charoen Pokphand Foods /2/                                2,231,737                339,665
PLATINUM (1.02%)
 Impala Platinum Holdings                                      5,896                670,495
REAL ESTATE OPERATOR & DEVELOPER (1.28%)
 Consorcio ARA                                                95,936                363,864
 Cyrela Brazil Realty                                         31,330                258,069
 IRSA Inversiones y Representaciones /1/                      18,555                223,588
                                                                                    845,521
RETAIL-APPAREL & SHOE (1.41%)
 Edgars Consolidated Stores                                  106,652                532,614
 Lojas Renner /1/                                             15,953                394,939
                                                                                    927,553
RETAIL-HOME FURNISHINGS (0.47%)
 Ellerine Holdings                                            31,097                308,686
RETAIL-HYPERMARKETS (0.40%)
 Controladora Comercial Mexicana                             167,521                263,780
RETAIL-MAJOR DEPARTMENT STORE (0.55%)
 Hyundai Department Store                                      5,430                365,476
RUBBER-TIRES (0.61%)
 Kumho Tire                                                   22,920                399,422
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (4.73%)
 Novatek Microelectronics                                    179,113                782,613
 Siliconware Precision Industries                            312,000                314,957
                                                Shares

                                                Held                               Value

--------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (CONTINUED)
                                                                                $
 Taiwan Semiconductor Manufacturing                          984,693              1,581,538
 United Microelectronics                                     687,122                441,027
                                                                                  3,120,135
STEEL PIPE & TUBE (0.36%)
 Confab Industrial /1/                                       146,894                236,046
STEEL PRODUCERS (2.39%)
 China Steel                                                  10,800                  9,633
 Evraz Group /1/ /2/ /3/                                      23,380                420,840
 POSCO                                                        12,542                709,375
 Tata Iron & Steel                                            45,398                437,304
                                                                                  1,577,152
TEA (0.55%)
 Tata Tea                                                     19,105                365,478
TELECOMMUNICATION EQUIPMENT (0.55%)
 Foxconn International Holdings /1/                          334,884                362,608
TELECOMMUNICATION SERVICES (1.63%)
 Bharti Tele-Ventures /1/                                     50,195                403,653
 KT Freetel                                                   26,858                674,351
                                                                                  1,078,004
TELEPHONE-INTEGRATED (3.04%)
 China Netcom Group                                          434,000                746,853
 Telecom Argentina /1/                                        33,800                436,358
 Telefonos de Mexico                                          15,824                336,577
 Telkom South Africa                                          24,415                484,406
                                                                                  2,004,194
TRANSPORT-MARINE (1.41%)
 Berlian Laju Tanker                                       2,793,206                241,589
 China Shipping Development                                  476,000                398,827
 Evergreen Marine                                              1,025                    663
 Precious Shipping /2/                                       251,031                265,916
 Wan Hai Lines                                                29,021                 21,251
                                                                                    928,246
TRANSPORT-SERVICES (0.05%)
 Grindrod                                                      3,963                 35,032
WIRE & CABLE PRODUCTS (0.63%)
 LG Cable                                                     14,820                415,501
                                                TOTAL COMMON STOCKS              60,740,313

                                                Shares

                                                Held                               Value

--------------------------------------------------------------------------------------------------
PREFERRED STOCKS (6.00%)
COMMERCIAL BANKS (1.68%)
 Banco Bradesco                                                5,577                273,120
 Banco Itau Holding Financeira                                 3,495                832,828
                                                                                  1,105,948
DIVERSIFIED MINERALS (1.94%)
 Caemi Mineracao e Metalurgica                               809,960              1,283,307
                                                Shares

                                                Held                               Value

--------------------------------------------------------------------------------------------------
PREFERRED STOCKS (CONTINUED)
FOOD-MEAT PRODUCTS (1.39%)
                                                                                $
 Perdigao                                                     15,675                541,868
 Sadia                                                       126,471                376,854
                                                                                    918,722
INVESTMENT COMPANIES (0.02%)
 Lereko Mobility Proprietary                                   2,003                 11,969
STEEL-PRODUCERS (0.42%)
 Gerdau                                                       18,398                274,937
TELEPHONE-INTEGRATED (0.55%)
 Telecomunicacoes de Sao Paulo                                18,395                366,302
                                             TOTAL PREFERRED STOCKS               3,961,185

                                                Principal

                                                Amount                             Value

--------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (0.47%)
FINANCE-OTHER SERVICES (0.47%)
 Investment in Joint Trading Account; HSBC
  Funding
                                                           $                    $
  3.88%; 10/03/05                                            309,768                309,768
                                             TOTAL COMMERCIAL PAPER                 309,768
                                                                                -----------

                               TOTAL PORTFOLIO INVESTMENTS (98.53%)              65,011,266
OTHER ASSETS AND LIABILITIES, NET (1.47%)                                           968,367
                                         TOTAL NET ASSETS (100.00%)             $65,979,633
                                                                                -------------

                            SCHEDULE OF INVESTMENTS
                     INTERNATIONAL EMERGING MARKETS ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)

                            SCHEDULE OF INVESTMENTS
                     INTERNATIONAL EMERGING MARKETS ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)


/1 /Non-income producing security.
/2 /Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $3,133,729 or 4.75% of net assets.
/3 /Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to be qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid. At the end of the period, the value of these securities totaled $1,583,862 or 2.40% of net assets.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation                      $11,915,325
Unrealized Depreciation                         (392,230)
                                             -----------
Net Unrealized Appreciation (Depreciation)    11,523,095
Cost for federal income tax purposes         $53,434,178

           INVESTMENTS BY COUNTRY (UNAUDITED)
 Country                     Value            Percentage of
                                               Total Value
---------------------------------------------------------------
 Argentina                $   659,946              1.02%
 Bermuda                      324,298              0.50
 Brazil                     8,732,419             13.43
 Cayman Islands               362,847              0.56
 China                      2,483,787              3.82
 Colombia                     364,546              0.56
 Egypt                        505,372              0.78
 Hong Kong                  2,438,772              3.75
 Hungary                      638,468              0.98
 India                      2,697,112              4.15
 Indonesia                  1,245,756              1.92
 Israel                     1,689,809              2.60
 Korea                     12,329,073             18.96
 Malaysia                   1,290,178              1.98
 Mexico                     4,462,027              6.86
 Netherlands                  154,207              0.24
 Oman                         264,080              0.41
 Peru                         457,863              0.70
 Philippines                  324,323              0.50
 Poland                       572,163              0.88
 Russia                     4,100,756              6.31
 South Africa               6,334,308              9.74
 Taiwan                     8,780,895             13.51
 Thailand                   2,330,927              3.59
 Turkey                       716,846              1.10
 United Kingdom               750,488              1.15
             TOTAL        $65,011,266            100.00%
                          -------------          ---------

                            SCHEDULE OF INVESTMENTS
                     INTERNATIONAL EMERGING MARKETS ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)

                            SCHEDULE OF INVESTMENTS
                         INTERNATIONAL SMALLCAP ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)

                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (97.94%)
ADVERTISING SALES (0.13%)
                                                                                $
 SR Teleperformance                                            5,575                 175,834
ADVERTISING SERVICES (0.50%)
 Publicis Groupe                                              20,303                 648,184
AGRICULTURAL OPERATIONS (0.03%)
 Provimi                                                       1,565                  37,227
AIRLINES (0.03%)
 Finnair                                                       3,239                  42,292
AIRPORT DEVELOPMENT & MAINTENANCE (0.64%)
 Kobenhavns Lufthavne                                          3,309                 830,230
APPAREL MANUFACTURERS (0.49%)
 Gerry Weber International                                     2,183                  40,084
 Gildan Activewear /1/                                        15,802                 603,297
                                                                                     643,381
APPLICATIONS SOFTWARE (0.69%)
 Sage Group                                                  219,265                 896,052
AUDIO & VIDEO PRODUCTS (0.17%)
 Canon Electronics                                             3,026                  88,372
 D&M Holdings                                                 47,030                 128,633
                                                                                     217,005
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.11%)
 Nissan Diesel Motor                                          28,450                 147,848
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.79%)
 ElringKlinger                                                   884                  38,304
 Haldex                                                        7,530                 143,692
 Koito Manufacturing                                          20,976                 259,100
 Mitsuba                                                       6,572                  73,003
 Nippon Seiki                                                 12,725                 224,546
 Nissin Kogyo                                                  4,866                 186,328
 Sogefi                                                        6,381                  39,005
 T.RAD                                                        12,617                  65,345
                                                                                   1,029,323
BEVERAGES-NON-ALCOHOLIC (0.08%)
 Asahi Soft Drinks                                             9,104                  98,799
BEVERAGES-WINE & SPIRITS (0.68%)
 Davide Campari - Milano                                      46,827                 352,291
 Mercian                                                      95,096                 252,549
 Remy Cointreau                                                6,104                 277,812
                                                                                     882,652
BREWERY (0.91%)
 Bryggerigruppen                                               3,965                 349,116
 Wolverhampton & Dudley Breweries                             40,113                 840,212
                                                                                   1,189,328
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (1.02%)
 FLSmidth                                                      3,605                 100,759
 Hong Leong Asia                                              68,406                  54,660
 Kingspan Group                                               90,644               1,169,346
                                                                                   1,324,765
BUILDING & CONSTRUCTION-MISCELLANEOUS (1.96%)
 Eiffage                                                      10,685               1,002,890
 JM                                                           21,307                 855,913
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
BUILDING & CONSTRUCTION-MISCELLANEOUS (CONTINUED)
                                                                                $
 Koninklijke Boskalis Westminster                                887                  44,274
 Morgan Sindall                                               19,633                 297,485
 Pfleiderer /1/                                               11,759                 225,843
 United Group                                                 15,462                 125,042
                                                                                   2,551,447
BUILDING PRODUCTS-CEMENT & AGGREGATE (1.76%)
 Adelaide Brighton                                           451,775                 793,496
 Cementir                                                     66,559                 329,613
 Hanson                                                       60,570                 629,531
 Italcementi                                                  34,702                 544,736
                                                                                   2,297,376
BUILDING-HEAVY CONSTRUCTION (2.59%)
 Actividades de Construccion y Servicios                      40,847               1,194,242
 Astaldi                                                      32,826                 224,399
 NCC                                                          10,275                 196,074
 Veidekke                                                      2,672                  73,309
 Vinci                                                        19,597               1,692,879
                                                                                   3,380,903
BUILDING-MAINTENANCE & SERVICE (0.24%)
 Babcock International Group                                  98,590                 310,895
BUILDING-MOBILE HOME & MANUFACTURED HOUSING (0.04%)
 Fleetwood                                                     9,985                  50,020
BUILDING-RESIDENTIAL & COMMERCIAL (1.35%)
 Hyundai Development                                          10,420                 330,158
 Kaufman & Broad                                               3,509                 274,356
 Persimmon                                                    76,144               1,156,452
                                                                                   1,760,966
CABLE TV (0.06%)
 Cogeco Cable                                                  2,836                  74,822
CELLULAR TELECOMMUNICATIONS (0.44%)
 MobileOne                                                   102,236                 119,815
 Mobistar                                                      3,036                 250,367
 Virgin Mobile Holdings                                       39,601                 207,197
                                                                                     577,379
CHEMICALS-DIVERSIFIED (4.53%)
 DSM                                                          36,130               1,423,978
 Hanwha Chemical                                              28,450                 355,113
 Hodogaya Chemical                                            24,318                 162,849
 Imperial Chemical Industries                                258,655               1,369,326
 K+S                                                          16,379               1,155,414
 LANXESS /1/                                                  15,165                 455,628
 Mitsubishi Gas Chemical                                     121,343                 811,523
 Nihon Parkerizing                                            13,431                 161,992
                                                                                   5,895,823
CHEMICALS-SPECIALTY (0.72%)
 Auriga Industries                                             9,839                 276,586
 Daicel Chemical Industries                                  102,018                 661,578
                                                                                     938,164
CIRCUIT BOARDS (1.11%)
 IBIDEN                                                       34,780               1,451,468
COATINGS & PAINT (0.10%)
 SAKATA INX                                                    9,937                  52,079
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COATINGS & PAINT (CONTINUED)
                                                                                $
 Wattyl                                                       35,670                  76,270
                                                                                     128,349
COMMERCIAL BANKS (5.67%)
 Amagerbanken                                                  1,955                 373,331
 Banca Popolare di Milano Scarl                              102,150               1,049,912
 Banco de Sabadell                                            50,045               1,283,963
 Bank of Iwate                                                 1,034                  71,889
 Bank of Nagoya                                               11,318                  75,992
 Bank of Queensland                                           10,496                  98,989
 Daegu Bank                                                   26,180                 319,238
 FinecoGroup /1/                                              98,898                 900,829
 Jeonbuk Bank                                                 29,340                 242,270
 Jyske Bank /1/                                               16,256                 823,345
 Kagoshima Bank                                                8,015                  59,614
 Keiyo Bank                                                   57,123                 376,990
 Pusan Bank                                                   24,840                 270,700
 San-in Godo Bank                                              6,245                  64,632
 Sapporo Hokuyo Holdings                                          59                 556,997
 Spar Nord Bank                                                  430                  65,510
 Sparebanken Midt-Norge                                        2,024                 112,301
 Sparebanken Rogaland                                          2,068                  63,394
 Tokyo Tomin Bank                                              4,531                 147,915
 Wing Hang Bank                                               30,453                 224,146
 Yamaguchi Bank                                               15,464                 200,702
                                                                                   7,382,659
COMMERCIAL SERVICES (0.49%)
 ITE Group                                                    11,509                  21,786
 Johnson Service Group                                         5,809                  44,113
 SGS                                                             747                 578,537
                                                                                     644,436
COMPUTER SERVICES (0.59%)
 ALTEN /1/                                                    10,661                 345,500
 Computershare                                                55,131                 277,865
 Torex Retail                                                 76,307                 145,794
                                                                                     769,159
COMPUTERS-INTEGRATED SYSTEMS (0.22%)
 Otsuka                                                        2,925                 285,171
COMPUTERS-PERIPHERAL EQUIPMENT (0.94%)
 Logitech International /1/                                   25,603               1,039,610
 MELCO Holdings                                                6,329                 184,275
                                                                                   1,223,885
CONSULTING SERVICES (0.44%)
 Assystem /1/                                                  3,559                 101,050
 Savills                                                      31,774                 471,051
                                                                                     572,101
COSMETICS & TOILETRIES (0.43%)
 Amorepacific                                                  1,091                 331,019
 Oriflame Cosmetics                                            7,709                 224,900
                                                                                     555,919
DIAGNOSTIC EQUIPMENT (0.04%)
 Draegerwerk                                                     860                  49,780
DISTRIBUTION-WHOLESALE (1.54%)
 Hitachi High-Technologies                                     7,713                 137,465
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DISTRIBUTION-WHOLESALE (CONTINUED)
                                                                                $
 Inchcape                                                     31,746               1,230,504
 Telewave                                                         56                 304,853
 Trusco Nakayama                                               2,838                  63,726
 Univar                                                        6,169                 267,383
                                                                                   2,003,931
DIVERSIFIED FINANCIAL SERVICES (0.23%)
 Acta Holding                                                105,950                 295,555
DIVERSIFIED MANUFACTURING OPERATIONS (1.77%)
 Charter /1/                                                 124,447                 891,643
 Kawasaki Heavy Industries                                   306,286                 775,579
 NKT Holding                                                  13,538                 576,323
 Senior                                                       61,967                  64,679
                                                                                   2,308,224
DIVERSIFIED MINERALS (0.16%)
 Inmet Mining /1/                                             11,744                 210,979
DIVERSIFIED OPERATIONS (0.36%)
 Bergman & Beving                                              2,303                  31,284
 HKR International                                           452,582                 255,235
 MITIE Group                                                  59,515                 182,938
                                                                                     469,457
ELECTRIC PRODUCTS-MISCELLANEOUS (0.48%)
 Nordisk Solar Campagni                                          373                  25,641
 Ultra Electronics Holdings                                   28,731                 472,700
 Vossloh                                                       2,322                 121,919
                                                                                     620,260
ELECTRIC-DISTRIBUTION (0.28%)
 Viridian Group                                               26,402                 369,918
ELECTRIC-GENERATION (0.09%)
 Calpine Power Income Fund                                    13,333                 114,306
ELECTRIC-INTEGRATED (1.23%)
 International Power /1/                                     349,391               1,535,995
 Okinawa Electric Power                                        1,170                  64,209
                                                                                   1,600,204
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.53%)
 Addtech                                                       2,246                  25,571
 Chemring Group                                                6,513                  70,976
 Jurong Technologies Industrial                              343,301                 418,585
 Star Micronics                                               13,815                 175,034
                                                                                     690,166
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.21%)
 Shinko Electric Industries                                    4,735                 268,626
ELECTRONIC MEASUREMENT INSTRUMENTS (0.48%)
 Tokyo Seimitsu                                               13,800                 624,616
ELECTRONIC PARTS DISTRIBUTION (0.06%)
 Marubun                                                       7,261                  83,283
ENERGY-ALTERNATE SOURCES (0.68%)
 SolarWorld                                                    5,955                 891,351
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (1.15%)
 ARCADIS                                                       1,497                  40,411
 COMSYS Holdings                                              65,062                 754,292
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (CONTINUED)
                                                                                $
 Downer EDI                                                   70,108                 323,369
 Keller Group                                                  7,261                  49,455
 Samsung Engineering                                          14,130                 297,795
 WSP Group                                                     5,206                  35,458
                                                                                   1,500,780
ENTERTAINMENT SOFTWARE (0.20%)
 Ubisoft Entertainment /1/                                     5,099                 266,744
EXTENDED SERVICE CONTRACTS (0.38%)
 Homeserve                                                    25,182                 491,826
FEMININE HEALTH CARE PRODUCTS (0.12%)
 Hengan International Group                                  163,409                 155,873
FINANCE-CONSUMER LOANS (0.83%)
 JACCS                                                        75,799                 658,744
 Sanyo Shinpan Finance                                         5,269                 428,623
                                                                                   1,087,367
FINANCE-LEASING COMPANY (0.16%)
 Athlon Holding                                                2,623                  69,541
 Century Leasing System                                        5,019                  63,767
 Ricoh Leasing                                                 2,459                  68,559
                                                                                     201,867
FINANCE-MORTGAGE LOAN/BANKER (0.29%)
 Kensington Group                                             31,938                 371,779
FINANCE-OTHER SERVICES (2.55%)
 Australian Stock Exchange                                    15,101                 312,745
 Cabcharge Australia                                           8,511                  39,257
 Deutsche Boerse                                              14,762               1,412,964
 Hellenic Exchanges                                           19,345                 180,988
 NETELLER /1/                                                 32,198                 471,356
 SFE                                                          61,739                 591,223
 TSX Group                                                     9,105                 316,235
                                                                                   3,324,768
FINANCIAL GUARANTEE INSURANCE (0.69%)
 Euler Hermes                                                 10,017                 894,903
FISHERIES (0.84%)
 Toyo Suisan Kaisha                                           63,957               1,093,600
FOOD-DAIRY PRODUCTS (0.16%)
 Binggrae                                                      5,130                 205,890
FOOD-MISCELLANEOUS/DIVERSIFIED (0.35%)
 Chr. Hansen Holding                                             904                 142,836
 Cranswick                                                     2,981                  35,466
 Nichirei                                                     30,237                 124,320
 Nisshin Oillio Group                                         25,557                 151,529
                                                                                     454,151
FOOD-RETAIL (0.25%)
 Metro                                                        11,426                 328,131
FOOD-WHOLESALE & DISTRIBUTION (1.01%)
 Fyffes                                                      172,054                 526,889
 Jeronimo Martins                                              4,905                  70,964
 Premier Foods                                               131,235                 711,593
                                                                                   1,309,446
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FUNERAL SERVICE & RELATED ITEMS (0.06%)
                                                                                $
 InvoCare                                                     24,352                  74,386
HAZARDOUS WASTE DISPOSAL (0.14%)
 Newalta Income Fund                                           8,975                 175,927
HUMAN RESOURCES (0.02%)
 DIS Deutscher Industrie Service                                 454                  23,947
INDUSTRIAL AUTOMATION & ROBOTS (0.45%)
 CKD                                                          64,366                 582,099
INSTRUMENTS-CONTROLS (0.02%)
 Sanyo Denki                                                   6,676                  31,218
INSTRUMENTS-SCIENTIFIC (0.52%)
 HORIBA                                                       28,002                 674,479
INSURANCE BROKERS (0.05%)
 APRIL GROUP                                                   1,704                  60,605
INVESTMENT COMPANIES (0.10%)
 Australian Infrastructure Fund                               65,836                 125,689
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.64%)
 Asset Managers                                                   82                 325,569
 Kenedix                                                         111                 370,196
 Record Investments                                           25,309                 136,450
                                                                                     832,215
LIFE & HEALTH INSURANCE (0.27%)
 Industrial Alliance Life Insurance and
  Financial Services                                          14,153                 355,227
LOTTERY SERVICES (0.33%)
 Intralot-Integrated Lottery Systems &
  Services                                                    27,432                 429,292
MACHINERY-CONSTRUCTION & MINING (0.20%)
 Manitou                                                         609                  28,268
 Palfinger                                                     1,095                  96,321
 Takeuchi Manufacturing                                        2,271                 142,063
                                                                                     266,652
MACHINERY-ELECTRICAL (0.03%)
 Vacon                                                         1,885                  38,635
MACHINERY-GENERAL INDUSTRY (1.92%)
 Andritz                                                       6,222                 622,478
 Furukawa /1/                                                 84,452                 184,045
 Hyundai Elevator                                              4,740                 315,848
 Makino Milling Machine                                       61,479                 498,493
 Okuma                                                        39,146                 350,221
 Pinguely-Haulotte                                            11,531                 230,779
 Sintokogio                                                   14,194                 129,867
 Toshiba Machine                                              23,420                 172,540
                                                                                   2,504,271
MACHINERY-MATERIAL HANDLING (0.40%)
 Daifuku                                                      25,418                 345,366
 Fuji Machine Manufacturing                                    3,022                  36,235
 Tsubakimoto Chain                                            24,128                 136,457
                                                                                     518,058
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MACHINERY-PUMPS (0.03%)
                                                                                $
 Pfeiffer Vacuum Technology                                      755                  37,703
MACHINERY-THERMAL PROCESS (0.20%)
 Daihen                                                       66,854                 266,614
MEDICAL INSTRUMENTS (1.14%)
 Elekta /1/                                                   15,931                 731,673
 Nihon Kohden                                                 14,674                 240,683
 Topcon                                                       20,707                 517,949
                                                                                   1,490,305
MEDICAL LABORATORY & TESTING SERVICE (0.25%)
 CML Healthcare Income Fund                                   13,445                 171,683
 Eurofins Scientific /1/                                       2,206                  93,434
 Isotron                                                       2,845                  31,205
 Unilabs                                                         910                  32,468
                                                                                     328,790
MEDICAL PRODUCTS (0.92%)
 Nobel Biocare Holding                                         5,051               1,194,923
MEDICAL-BIOMEDICAL/GENE (0.29%)
 Cambridge Antibody Technology Group /1/                      17,573                 230,054
 Genmab /1/                                                    3,962                  80,012
 MorphoSys /1/                                                 1,075                  49,510
 NicOx /1/                                                     4,533                  22,024
                                                                                     381,600
MEDICAL-DRUGS (1.37%)
 Fujirebio                                                    12,482                 287,436
 Nippon Shinyaku                                               5,017                  40,193
 Recordati                                                    41,889                 320,191
 Rohto Pharmaceutical                                         18,974                 167,743
 Rohto Pharmaceutical /1/ /2/ /3/                             18,974                 167,743
 Santen Pharmaceutical                                        30,965                 803,221
                                                                                   1,786,527
MEDICAL-HOSPITALS (0.66%)
 Capio /1/                                                    35,760                 707,839
 Medical Facilities                                            2,610                  26,964
 Ramsay Health Care                                           17,470                 125,405
                                                                                     860,208
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.89%)
 Alliance Unichem                                             38,221                 586,575
 Celesio                                                       5,213                 456,734
 Meda                                                          6,815                 118,145
                                                                                   1,161,454
METAL PROCESSORS & FABRICATION (0.45%)
 Neturen                                                      10,602                  84,094
 Ryobi                                                        27,303                 157,545
 Toho Zinc                                                    79,766                 342,739
                                                                                     584,378
METAL-ALUMINUM (0.05%)
 Aluminum of Greece                                            2,828                  59,395
METAL-DIVERSIFIED (0.61%)
 Aur Resources                                                29,255                 222,324
 Toho Titanium                                                 9,533                 571,105
                                                                                     793,429
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MISCELLANEOUS INVESTING (0.59%)
                                                                                $
 Gecina                                                        1,725                 203,815
 Rodamco Europe                                                6,545                 567,360
                                                                                     771,175
MISCELLANEOUS MANUFACTURERS (0.74%)
 Bacou-Dalloz                                                  1,949                 189,982
 Balda                                                        27,961                 367,451
 Nikkiso                                                      16,765                 105,021
 RHI /1/                                                       9,912                 296,011
                                                                                     958,465
MORTGAGE BANKS (0.39%)
 Home Capital Group                                           15,830                 511,481
MOTION PICTURES & SERVICES (0.07%)
 Toei Animation                                                1,606                  87,853
MULTI-LINE INSURANCE (1.24%)
 Alm. Brand /1/                                                3,114                 128,289
 Baloise Holding                                              10,946                 551,863
 Fondiaria-Sai                                                30,920                 941,285
                                                                                   1,621,437
MULTIMEDIA (0.67%)
 Promotora de Informaciones                                   44,827                 867,431
NON-HAZARDOUS WASTE DISPOSAL (0.07%)
 Seche Environnement                                             912                  90,383
NON-HOTEL GAMBLING (0.62%)
 Paddy Power                                                  45,520                 804,008
OFFICE AUTOMATION & EQUIPMENT (0.55%)
 Neopost                                                       7,352                 714,875
OIL & GAS DRILLING (0.42%)
 Ensign Resource Service Group                                16,212                 553,437
OIL COMPANY-EXPLORATION & PRODUCTION (3.00%)
 ARC Energy /1/                                               82,538                 137,406
 Burren Energy                                                59,067                 873,058
 Daylight Energy Trust                                         6,481                  71,198
 Det Norske Oljeselskap                                       77,724                 492,007
 Oil Search                                                  111,133                 328,434
 Real Resources /1/                                           28,829                 678,125
 Roc Oil /1/                                                  35,191                  74,440
 Tap Oil /1/                                                  74,587                 167,458
 Total Gabon                                                      74                  63,791
 Tullow Oil                                                  179,882                 826,599
 Western Oil Sands /1/                                         8,026                 190,519
                                                                                   3,903,035
OIL REFINING & MARKETING (0.16%)
 Singapore Petroleum                                          59,191                 206,704
OIL-FIELD SERVICES (0.50%)
 Trican Well Service /1/                                      17,998                 656,122
POWER CONVERTER & SUPPLY EQUIPMENT (0.03%)
 Chloride Group                                               22,739                  34,495
PRINTING-COMMERCIAL (0.06%)
 Nissha Printing                                               1,972                  40,192
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PRINTING-COMMERCIAL (CONTINUED)
                                                                                $
 Zenrin                                                        2,021                  44,400
                                                                                      84,592
PROPERTY & CASUALTY INSURANCE (0.33%)
 Atrium Underwriting                                          13,697                  46,040
 Dongbu Insurance                                             26,020                 378,495
                                                                                     424,535
PROPERTY TRUST (0.42%)
 Galileo Shopping America Trust                              159,349                 142,374
 Macquarie ProLogis Trust                                    456,228                 409,368
                                                                                     551,742
PUBLIC THOROUGHFARES (0.02%)
 Mouchel Parkman                                               4,802                  21,854
PUBLISHING-BOOKS (0.06%)
 Bloomsbury Publishing                                        12,687                  75,638
PUBLISHING-NEWSPAPERS (0.16%)
 Independent News & Media                                     70,922                 207,782
PUBLISHING-PERIODICALS (1.11%)
 Emap                                                         42,440                 617,913
 Eniro                                                        71,275                 834,510
                                                                                   1,452,423
QUARRYING (0.56%)
 Eramet                                                        6,612                 735,792
RACETRACKS (0.18%)
 Snai /1/                                                     17,985                 228,328
REAL ESTATE MANAGEMENT & SERVICES (2.14%)
 Aedes                                                        23,675                 179,254
 Castellum                                                    10,219                 378,112
 Corio                                                        10,190                 593,392
 Creed                                                           219                 740,048
 Daibiru                                                       6,483                  52,681
 DTZ Holdings                                                  8,278                  48,913
 Kungsleden                                                    8,663                 232,558
 Tokyu Livable                                                 3,114                 146,716
 Zephyr                                                          142                 420,963
                                                                                   2,792,637
REAL ESTATE OPERATOR & DEVELOPER (4.31%)
 Capital & Regional                                           30,506                 430,126
 China Resources Land                                        885,141                 259,572
 Chinese Estates Holdings                                     59,834                  62,474
 Fadesa Inmobiliaria /1/                                      52,253               1,883,661
 Hammerson                                                    31,514                 520,160
 Inmobiliaria Urbis                                           37,196                 840,848
 JOINT                                                         8,150                 380,391
 Keppel Land                                                  36,353                  79,613
 Kerry Properties                                             37,004                  93,729
 Metrovacesa                                                   8,448                 623,850
 Shoei                                                         4,987                  92,401
 Urban                                                         5,914                 292,726
 Wing Tai Holdings                                            62,966                  56,276
                                                                                   5,615,827
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RECYCLING (0.13%)
                                                                                $
 Asahi Pretec                                                  8,750                 172,931
RENTAL-AUTO & EQUIPMENT (0.92%)
 Ashtead Group /1/                                           176,761                 432,318
 Boom Logistics                                               29,151                  65,671
 Northgate                                                    24,044                 481,935
 Ramirent                                                      1,306                  31,255
 Sixt                                                          4,858                 134,126
 Speedy Hire                                                   4,291                  57,845
                                                                                   1,203,150
RETAIL-APPAREL & SHOE (0.55%)
 Etam Developpement /1/                                        1,075                  41,474
 Lindex                                                        1,779                  92,408
 PAL                                                             756                  44,357
 POINT                                                         9,446                 483,384
 Right-on                                                      1,573                  57,735
                                                                                     719,358
RETAIL-AUTOMOBILE (0.08%)
 Bilia                                                         1,936                  34,690
 Lookers                                                       5,369                  38,468
 Reg Vardy                                                     2,497                  25,709
                                                                                      98,867
RETAIL-BOOKSTORE (0.26%)
 Culture Convenience Club                                     10,409                 343,477
RETAIL-BUILDING PRODUCTS (0.49%)
 Homac                                                         8,295                  98,143
 RONA /1/                                                     27,520                 544,425
                                                                                     642,568
RETAIL-CATALOG SHOPPING (0.04%)
 N Brown Group                                                17,607                  46,489
RETAIL-CONSUMER ELECTRONICS (0.81%)
 Carphone Warehouse                                          301,409               1,059,779
RETAIL-CONVENIENCE STORE (0.07%)
 MINISTOP                                                      4,447                  88,477
RETAIL-DRUG STORE (0.64%)
 Sundrug                                                       9,524                 544,517
 Tsuruha                                                       7,367                 289,246
                                                                                     833,763
RETAIL-MAJOR DEPARTMENT STORE (0.35%)
 David Jones                                                 152,458                 296,883
 PARCO                                                        19,663                 158,393
                                                                                     455,276
RETAIL-MISCELLANEOUS/DIVERSIFIED (0.11%)
 Amplifon                                                      2,073                 144,335
RETAIL-PUBS (1.19%)
 Punch Taverns                                               109,502               1,551,695
RETAIL-RESTAURANTS (0.06%)
 Restaurant Group                                             27,368                  72,141
RETAIL-TOY STORE (0.03%)
 Jumbo                                                         3,470                  39,744
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RUBBER & PLASTIC PRODUCTS (0.09%)
                                                                                $
 Semperit  Holding                                             4,443                 121,008
RUBBER-TIRES (1.82%)
 Continental                                                  11,671                 960,775
 Nokian Renkaat                                               41,663                 990,051
 Sumitomo Rubber Industries                                   35,204                 419,007
                                                                                   2,369,833
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.22%)
 CSR /1/                                                      24,209                 285,663
SHIP BUILDING (0.37%)
 SembCorp Marine                                             276,002                 488,456
SOAP & CLEANING PREPARATION (0.52%)
 Henkel                                                        6,775                 618,092
 KCP Income Fund                                               6,075                  54,699
                                                                                     672,791
STEEL PIPE & TUBE (1.03%)
 Vallourec                                                     2,750               1,344,447
STEEL PRODUCERS (2.09%)
 Boehler-Uddeholm                                              2,778                 468,867
 INI Steel                                                    32,880                 852,386
 IPSCO                                                        15,964               1,136,984
 Osaka Steel                                                   7,543                 120,792
 Yamato Kogyo                                                  9,258                 143,926
                                                                                   2,722,955
STEEL-SPECIALTY (0.50%)
 Daido Metal                                                  16,902                 144,355
 Daido Steel                                                  79,053                 509,164
                                                                                     653,519
STORAGE & WAREHOUSING (0.27%)
 Atlas Cold Storage Income Trust /1/                           5,883                  30,413
 Mitsui-Soko                                                  30,785                 130,376
 Westshore Terminals                                          16,700                 197,131
                                                                                     357,920
TELECOMMUNICATION EQUIPMENT (0.59%)
 Option /1/                                                   13,091                 719,711
 PKC Group                                                     3,639                  52,955
                                                                                     772,666
TELECOMMUNICATION SERVICES (0.08%)
 Kingston Communications                                     101,555                 109,593
TELEVISION (1.61%)
 Gestevision Telecinco                                        46,867                 983,188
 Modern Times Group /1/                                       28,611               1,080,841
 Ulster Television                                             3,862                  31,377
                                                                                   2,095,406
TOOLS-HAND HELD (0.73%)
 Hitachi Koki                                                 17,592                 216,990
 Makita                                                       36,280                 736,227
                                                                                     953,217
TOYS (0.10%)
 Mega Bloks /1/                                                6,294                 130,913
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TRANSPORT-MARINE (1.48%)
                                                                                $
 Brostrom                                                      4,869                 100,787
 Clarkson                                                      1,674                  26,653
 COSCO Corporation Singapore                                 117,580                 176,770
 Dampskibsselskabet Norden                                       117                  59,448
 Dampskibsselskabet Torm                                       7,957                 457,004
 Golden Ocean Group /1/                                      143,879                 123,275
 Jaya Holdings                                                83,266                  66,041
 Labroy Marine                                               328,122                 201,981
 Orient Overseas International                                85,561                 319,844
 SMIT Internationale                                           2,116                 137,762
 Wilhelmsen                                                    7,322                 256,999
                                                                                   1,926,564
TRANSPORT-SERVICES (0.67%)
 Arriva                                                       69,835                 725,826
 SMRT                                                        149,731                  92,170
 TransForce Income Fund                                        4,035                  56,739
                                                                                     874,735
TRANSPORT-TRUCK (0.78%)
 DSV                                                           9,068                 966,909
 Hitachi Transport System                                      5,759                  51,320
                                                                                   1,018,229
TRAVEL SERVICES (0.19%)
 H.I.S.                                                       11,430                 251,109
TRUCKING & LEASING (0.13%)
 Mullen Group Income Fund                                      7,249                 167,640
VETERINARY PRODUCTS (0.03%)
 Dechra Pharmaceuticals                                        8,604                  39,347
WATER (1.16%)
 Kelda Group                                                 120,980               1,506,739
WEB PORTALS (0.24%)
 Dacom /1/                                                    24,960                 317,542
WIRE & CABLE PRODUCTS (0.03%)
 Daetwyler Holding                                                13                  39,577
                                                TOTAL COMMON STOCKS              127,603,639

                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
PREFERRED STOCKS (0.02%)
MACHINERY-MATERIAL HANDLING (0.02%)
 Jungheinrich                                                  1,050                  26,521
                                             TOTAL PREFERRED STOCKS                   26,521

                                                Principal

                                                Amount                              Value

----------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (2.84%)
FINANCE-OTHER SERVICES (2.84%)
 Investment in Joint Trading Account;
  HSBC Funding
                                                           $                    $
  3.88%; 10/03/05                                          3,701,135               3,701,135
                                             TOTAL COMMERCIAL PAPER                3,701,135
                                                                                ------------

                              TOTAL PORTFOLIO INVESTMENTS (100.80%)              131,331,295
OTHER ASSETS AND LIABILITIES, NET (-0.80%)                                        (1,038,901)
                                         TOTAL NET ASSETS (100.00%)             $130,292,394
                                                                                ---------------

                            SCHEDULE OF INVESTMENTS
                         INTERNATIONAL SMALLCAP ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)

                            SCHEDULE OF INVESTMENTS
                         INTERNATIONAL SMALLCAP ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)

                            SCHEDULE OF INVESTMENTS
                         INTERNATIONAL SMALLCAP ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)

                            SCHEDULE OF INVESTMENTS
                         INTERNATIONAL SMALLCAP ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)

                            SCHEDULE OF INVESTMENTS
                         INTERNATIONAL SMALLCAP ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)

                            SCHEDULE OF INVESTMENTS
                         INTERNATIONAL SMALLCAP ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)


/1 /Non-income producing security.
/2 /Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $167,743 or 0.13% of net assets.
/3 /Security purchased on a when-issued basis.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation                      $ 26,017,672
Unrealized Depreciation                          (796,488)
                                             ------------
Net Unrealized Appreciation (Depreciation)     25,221,184
Cost for federal income tax purposes         $106,110,111


           INVESTMENTS BY COUNTRY (UNAUDITED)
 Country                     Value             Percentage of
                                                Total Value
----------------------------------------------------------------
 Australia                $  4,772,239              3.63%
 Austria                     1,604,684              1.22
 Belgium                       970,078              0.74
 Bermuda                       185,749              0.14
 Canada                      7,579,722              5.77
 Cayman Islands                411,108              0.31
 Denmark                     5,255,339              4.00
 Finland                     1,155,188              0.88
 France                      9,473,260              7.21
 Gabon                          63,791              0.05
 Germany                     7,066,148              5.38
 Greece                        709,419              0.54
 Hong Kong                     897,291              0.68
 Ireland                     2,708,024              2.06
 Italy                       5,254,178              4.00
 Japan                      27,724,242             21.11
 Korea                       4,216,454              3.21
 Luxembourg                    224,901              0.17
 Netherlands                 3,144,100              2.40
 Norway                      1,293,565              0.99
 Portugal                       70,964              0.06
 Singapore                   1,961,071              1.49
 Spain                       7,677,183              5.85
 Sweden                      5,564,097              4.24
 Switzerland                 3,436,980              2.62
 United Kingdom             27,911,520             21.25
             TOTAL        $131,331,295            100.00%
                          --------------          ---------

                            SCHEDULE OF INVESTMENTS
                             LARGECAP BLEND ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)

                                              Shares

                                              Held                                Value

--------------------------------------------------------------------------------------------------
COMMON STOCKS (98.63%)
ADVERTISING AGENCIES (0.12%)
                                                                              $
 Omnicom Group                                               1,800                 150,534
ADVERTISING SALES (0.07%)
 Lamar Advertising /1/                                       1,900                  86,184
AEROSPACE & DEFENSE (0.65%)
 Boeing                                                      9,100                 618,345
 Rockwell Collins                                            3,400                 164,288
                                                                                   782,633
AEROSPACE & DEFENSE EQUIPMENT (1.40%)
 General Dynamics                                            5,200                 621,660
 Goodrich                                                    4,900                 217,266
 Lockheed Martin                                             4,700                 286,888
 United Technologies                                        10,900                 565,056
                                                                                 1,690,870
AGRICULTURAL OPERATIONS (0.18%)
 Monsanto                                                    3,400                 213,350
AIRLINES (0.18%)
 Southwest Airlines                                         14,800                 219,780
APPLICATIONS SOFTWARE (2.52%)
 Mercury Interactive /1/                                     7,000                 277,200
 Microsoft                                                 104,900               2,699,077
 Red Hat /1/ /2/                                             3,400                  72,046
                                                                                 3,048,323
ATHLETIC FOOTWEAR (0.19%)
 Nike                                                        2,800                 228,704
AUTO-CARS & LIGHT TRUCKS (0.26%)
 General Motors /2/                                         10,200                 312,222
BEVERAGES-NON-ALCOHOLIC (1.89%)
 Coca-Cola                                                  26,100               1,127,259
 Coca-Cola Enterprises                                       4,100                  79,950
 PepsiCo                                                    19,000               1,077,490
                                                                                 2,284,699
BREWERY (0.29%)
 Anheuser-Busch                                              8,300                 357,232
BROADCASTING SERVICES & PROGRAMMING (0.15%)
 Liberty Media /1/                                          22,100                 177,905
CABLE TV (0.89%)
 Comcast /1/                                                26,500                 778,570
 Rogers Communications                                       7,500                 295,875
                                                                                 1,074,445
CASINO HOTELS (0.33%)
 Harrah's Entertainment                                      1,700                 110,823
 Wynn Resorts /1/ /2/                                        6,500                 293,475
                                                                                   404,298
CASINO SERVICES (0.29%)
 International Game Technology                              13,000                 351,000
CELLULAR TELECOMMUNICATIONS (0.22%)
 Nextel Partners /1/                                        10,600                 266,060
                                              Shares

                                              Held                                Value

--------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CHEMICALS-DIVERSIFIED (0.89%)
                                                                              $
 Dow Chemical                                                3,600                 150,012
 E. I. Du Pont de Nemours                                   14,500                 567,965
 Lyondell Chemical                                           2,200                  62,964
 NOVA Chemicals /2/                                          8,000                 294,400
                                                                                 1,075,341
CHEMICALS-SPECIALTY (0.14%)
 Cabot                                                       3,600                 118,836
 Ferro                                                       1,800                  32,976
 Minerals Technologies                                         400                  22,884
                                                                                   174,696
CIRCUIT BOARDS (0.24%)
 Jabil Circuit /1/                                           9,400                 290,648
COMMERCIAL BANKS (0.58%)
 First Horizon National                                      6,800                 247,180
 Synovus Financial                                          16,400                 454,608
                                                                                   701,788
COMMERCIAL SERVICE-FINANCE (0.05%)
 Moody's                                                     1,100                  56,188
COMPUTERS (2.81%)
 Dell /1/                                                   53,400               1,826,280
 Gateway /1/ /2/                                            35,200                  95,040
 International Business Machines                            17,700               1,419,894
 Research In Motion /1/ /2/                                    800                  54,720
                                                                                 3,395,934
COMPUTERS-MEMORY DEVICES (0.45%)
 EMC /1/                                                    41,800                 540,892
COMPUTERS-PERIPHERAL EQUIPMENT (0.03%)
 Lexmark International /1/                                     500                  30,525
CONSULTING SERVICES (0.23%)
 Accenture /1/                                              10,800                 274,968
CONSUMER PRODUCTS-MISCELLANEOUS (0.19%)
 Kimberly-Clark                                              3,900                 232,167
COSMETICS & TOILETRIES (2.47%)
 Avon Products                                               5,200                 140,400
 Colgate-Palmolive                                           5,900                 311,461
 Gillette                                                   12,300                 715,860
 Procter & Gamble                                           30,600               1,819,476
                                                                                 2,987,197
CRUISE LINES (0.62%)
 Carnival                                                   10,700                 534,786
 Royal Caribbean Cruises                                     5,000                 216,000
                                                                                   750,786
DATA PROCESSING & MANAGEMENT (0.69%)
 Automatic Data Processing                                   9,100                 391,664
 First Data                                                  9,800                 392,000
 Fiserv /1/                                                  1,000                  45,870
                                                                                   829,534
DECISION SUPPORT SOFTWARE (0.04%)
 NetIQ /1/                                                   4,200                  51,408
                                              Shares

                                              Held                                Value

--------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DIALYSIS CENTERS (0.04%)
                                                                              $
 DaVita /1/                                                  1,000                  46,070
DISPOSABLE MEDICAL PRODUCTS (0.13%)
 C.R. Bard                                                   2,400                 158,472
DISTRIBUTION-WHOLESALE (0.13%)
 CDW                                                         2,600                 153,192
DIVERSIFIED MANUFACTURING OPERATIONS (6.46%)
 Danaher                                                    14,300                 769,769
 General Electric                                          153,100               5,154,877
 Honeywell International                                    18,200                 682,500
 Teleflex                                                    1,500                 105,750
 Tyco International                                         39,600               1,102,860
                                                                                 7,815,756
DIVERSIFIED MINERALS (0.18%)
 BHP Billiton                                                6,400                 218,752
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0.26%)
 Cendant                                                    15,400                 317,856
E-COMMERCE-PRODUCTS (0.23%)
 Amazon.com /1/                                              6,100                 276,330
ELECTRIC-GENERATION (0.19%)
 AES /1/                                                    13,700                 225,091
ELECTRIC-INTEGRATED (2.86%)
 Allegheny Energy /1/                                        2,700                  82,944
 Dominion Resources                                          4,100                 353,174
 Duke Energy                                                18,400                 536,728
 Edison International                                        6,700                 316,776
 Entergy                                                     4,600                 341,872
 Exelon                                                     11,300                 603,872
 FirstEnergy                                                 6,900                 359,628
 FPL Group                                                   3,500                 166,600
 NiSource                                                    8,400                 203,700
 Pinnacle West Capital                                       4,000                 176,320
 PPL                                                         3,400                 109,922
 TECO Energy                                                 3,900                  70,278
 TXU                                                         1,200                 135,456
                                                                                 3,457,270
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.15%)
 Flextronics International /1/                              14,500                 186,325
ELECTRONIC COMPONENTS-SEMICONDUCTOR (1.90%)
 Intel                                                      81,400               2,006,510
 Xilinx                                                     10,400                 289,640
                                                                                 2,296,150
ELECTRONIC MEASUREMENT INSTRUMENTS (0.26%)
 Agilent Technologies /1/                                    8,500                 278,375
 Tektronix                                                   1,400                  35,322
                                                                                   313,697
ENTERPRISE SOFTWARE & SERVICE (0.69%)
 Oracle /1/                                                 67,600                 837,564
ENTERTAINMENT SOFTWARE (0.16%)
 Electronic Arts /1/                                         3,400                 193,426
                                              Shares

                                              Held                                Value

--------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FIDUCIARY BANKS (0.74%)
                                                                              $
 Investors Financial Services /2/                            5,600                 184,240
 Mellon Financial                                            4,400                 140,668
 Northern Trust                                              3,200                 161,760
 State Street                                                8,400                 410,928
                                                                                   897,596
FILTRATION & SEPARATION PRODUCTS (0.11%)
 Pall                                                        4,800                 132,000
FINANCE-COMMERCIAL (0.19%)
 CapitalSource /1/ /2/                                      10,500                 228,900
FINANCE-CONSUMER LOANS (0.45%)
 First Marblehead /1/ /2/                                    5,900                 149,860
 SLM                                                         7,300                 391,572
                                                                                   541,432
FINANCE-CREDIT CARD (0.92%)
 American Express                                           15,600                 896,064
 Capital One Financial                                       2,800                 222,656
                                                                                 1,118,720
FINANCE-INVESTMENT BANKER & BROKER (6.20%)
 Citigroup                                                  66,060               3,007,051
 E*Trade Financial /1/                                      21,500                 378,400
 Goldman Sachs Group                                         5,600                 680,848
 JP Morgan Chase                                            47,288               1,604,482
 Legg Mason                                                  1,100                 120,659
 Lehman Brothers Holdings                                    2,800                 326,144
 Merrill Lynch                                              12,200                 748,470
 Morgan Stanley                                             11,800                 636,492
                                                                                 7,502,546
FINANCE-MORTGAGE LOAN/BANKER (0.38%)
 Countrywide Financial                                       7,900                 260,542
 Federal National Mortgage Association                       4,500                 201,690
                                                                                   462,232
FINANCIAL GUARANTEE INSURANCE (0.07%)
 Ambac Financial Group                                       1,100                  79,266
FOOD-CONFECTIONERY (0.15%)
 Hershey                                                     3,200                 180,192
FOOD-MISCELLANEOUS/DIVERSIFIED (0.97%)
 Campbell Soup                                               7,100                 211,225
 General Mills                                               9,300                 448,260
 H.J. Heinz                                                  5,000                 182,700
 Kellogg                                                     6,200                 286,006
 McCormick                                                   1,500                  48,945
                                                                                 1,177,136
FOOD-RETAIL (0.31%)
 Albertson's                                                 3,800                  97,470
 Kroger /1/                                                  9,900                 203,841
 Safeway                                                     2,900                  74,240
                                                                                   375,551
FOOD-WHOLESALE & DISTRIBUTION (0.17%)
 Sysco                                                       6,700                 210,179
                                              Shares

                                              Held                                Value

--------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FORESTRY (0.12%)
                                                                              $
 Weyerhaeuser                                                2,100                 144,375
GAS-DISTRIBUTION (0.05%)
 Sempra Energy                                               1,300                  61,178
GOLD MINING (0.28%)
 Newmont Mining                                              7,300                 344,341
HOME DECORATION PRODUCTS (0.04%)
 Newell Rubbermaid                                           2,100                  47,565
HOTELS & MOTELS (0.17%)
 Marriott International                                      3,300                 207,900
HUMAN RESOURCES (0.09%)
 Robert Half International                                   3,000                 106,770
INDEPENDENT POWER PRODUCER (0.11%)
 NRG Energy /1/                                              3,000                 127,800
INSTRUMENTS-SCIENTIFIC (0.09%)
 Waters /1/                                                  2,500                 104,000
INSURANCE BROKERS (0.53%)
 Aon                                                         1,100                  35,288
 Marsh & McLennan                                           13,300                 404,187
 Willis Group Holdings                                       5,400                 202,770
                                                                                   642,245
INTERNET APPLICATION SOFTWARE (0.04%)
 MatrixOne /1/                                               8,400                  44,184
INTERNET BROKERS (0.25%)
 Ameritrade Holding /1/ /2/                                 14,300                 307,164
INTERNET CONTENT-INFORMATION & NEWS (0.15%)
 CNET Networks /1/                                          13,400                 181,838
INTERNET SECURITY (0.20%)
 Symantec /1/                                                6,491                 147,086
 VeriSign /1/                                                4,500                  96,165
                                                                                   243,251
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.45%)
 Federated Investors                                         1,700                  56,491
 Franklin Resources                                          3,100                 260,276
 Nuveen Investments                                          5,900                 232,401
                                                                                   549,168
LEISURE & RECREATION PRODUCTS (0.35%)
 Brunswick                                                   6,900                 260,337
 WMS Industries /1/ /2/                                      5,700                 160,341
                                                                                   420,678
LIFE & HEALTH INSURANCE (0.35%)
 Aflac                                                       5,000                 226,500
 Lincoln National                                            1,600                  83,232
 Prudential Financial                                        1,700                 114,852
                                                                                   424,584
LINEN SUPPLY & RELATED ITEMS (0.04%)
 Cintas                                                      1,300                  53,365
                                              Shares

                                              Held                                Value

--------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MACHINERY-FARM (0.42%)
                                                                              $
 Deere                                                       8,400                 514,080
MEDICAL INSTRUMENTS (1.37%)
 Biomet                                                      2,100                  72,891
 Boston Scientific /1/                                      12,200                 285,114
 Guidant                                                     3,800                 261,782
 Medtronic                                                  15,400                 825,748
 St. Jude Medical /1/                                        4,600                 215,280
                                                                                 1,660,815
MEDICAL LABORATORY & TESTING SERVICE (0.10%)
 Quest Diagnostics                                           2,400                 121,296
MEDICAL PRODUCTS (2.18%)
 Becton Dickinson                                            2,900                 152,047
 Johnson & Johnson                                          33,200               2,100,896
 Stryker                                                     4,000                 197,720
 Zimmer Holdings /1/                                         2,700                 186,003
                                                                                 2,636,666
MEDICAL-BIOMEDICAL/GENE (1.46%)
 Amgen /1/                                                  14,900               1,187,083
 Biogen Idec /1/                                             4,400                 173,712
 Celgene /1/                                                 2,300                 124,936
 Chiron /1/                                                  1,600                  69,792
 Genentech /1/                                               2,000                 168,420
 Genzyme /1/                                                   600                  42,984
                                                                                 1,766,927
MEDICAL-DRUGS (4.33%)
 Abbott Laboratories                                        16,100                 682,640
 Bristol-Myers Squibb                                        3,100                  74,586
 Cephalon /1/ /2/                                              900                  41,778
 Elan /1/ /2/                                                3,000                  26,580
 Eli Lilly                                                  13,600                 727,872
 Forest Laboratories /1/                                     2,600                 101,322
 Merck                                                      23,000                 625,830
 Pfizer                                                     73,300               1,830,301
 Schering-Plough                                            15,100                 317,855
 Sepracor /1/                                                1,200                  70,788
 Wyeth                                                      15,900                 735,693
                                                                                 5,235,245
MEDICAL-GENERIC DRUGS (0.10%)
 Watson Pharmaceutical /1/                                   3,200                 117,152
MEDICAL-HMO (1.56%)
 Aetna                                                       4,300                 370,402
 UnitedHealth Group                                         16,400                 921,680
 WellPoint /1/                                               7,800                 591,396
                                                                                 1,883,478
MEDICAL-HOSPITALS (0.35%)
 Community Health Systems /1/                                5,400                 209,574
 Health Management Associates /2/                            1,500                  35,205
 Triad Hospitals /1/                                         4,000                 181,080
                                                                                   425,859
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.30%)
 AmerisourceBergen                                             400                  30,920
                                              Shares

                                              Held                                Value

--------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-WHOLESALE DRUG DISTRIBUTION (CONTINUED)
                                                                              $
 Cardinal Health                                             5,300                 336,232
                                                                                   367,152
METAL-ALUMINUM (0.34%)
 Alcan /2/                                                   7,500                 237,975
 Alcoa                                                       6,900                 168,498
                                                                                   406,473
MISCELLANEOUS INVESTING (0.54%)
 Archstone-Smith Trust                                       6,600                 263,142
 CarrAmerica Realty                                          5,800                 208,510
 Simon Property Group                                        2,400                 177,888
                                                                                   649,540
MONEY CENTER BANKS (0.97%)
 Bank of America                                            27,886               1,174,001
MULTI-LINE INSURANCE (2.40%)
 Allstate                                                    1,500                  82,935
 American International Group                               32,400               2,007,504
 Genworth Financial                                          7,700                 248,248
 Hartford Financial Services Group                           5,000                 385,850
 MetLife                                                     3,500                 174,405
                                                                                 2,898,942
MULTIMEDIA (2.10%)
 E.W. Scripps                                                2,000                  99,940
 McGraw-Hill                                                 6,400                 307,456
 Meredith                                                      500                  24,945
 News                                                       24,700                 385,073
 Time Warner /1/                                            55,600               1,006,916
 Viacom                                                     21,900                 722,919
                                                                                 2,547,249
NETWORKING PRODUCTS (1.19%)
 Cisco Systems /1/                                          72,400               1,298,132
 Juniper Networks /1/                                        6,100                 145,119
                                                                                 1,443,251
NON-HAZARDOUS WASTE DISPOSAL (0.20%)
 Republic Services                                           6,900                 243,501
OFFICE AUTOMATION & EQUIPMENT (0.10%)
 Pitney Bowes                                                2,800                 116,872
OFFICE SUPPLIES & FORMS (0.12%)
 Avery Dennison                                              2,700                 141,453
OIL & GAS DRILLING (0.43%)
 Nabors Industries /1/                                       2,200                 158,026
 Transocean /1/                                              5,900                 361,729
                                                                                   519,755
OIL COMPANY-EXPLORATION & PRODUCTION (1.07%)
 Anadarko Petroleum                                          3,300                 315,975
 Devon Energy                                                3,000                 205,920
 EOG Resources                                               3,000                 224,700
 Murphy Oil                                                  5,100                 254,337
 XTO Energy                                                  6,500                 294,580
                                                                                 1,295,512
OIL COMPANY-INTEGRATED (6.20%)
 ChevronTexaco                                              24,000               1,553,520
                                              Shares

                                              Held                                Value

--------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL COMPANY-INTEGRATED (CONTINUED)
                                                                              $
 ConocoPhillips                                             14,000                 978,740
 Exxon Mobil                                                69,400               4,409,676
 Occidental Petroleum                                        3,300                 281,919
 Total /2/                                                   2,100                 285,222
                                                                                 7,509,077
OIL FIELD MACHINERY & EQUIPMENT (0.47%)
 FMC Technologies /1/                                        3,500                 147,385
 Grant Prideco /1/                                           7,100                 288,615
 National-Oilwell Varco /1/                                  2,100                 138,180
                                                                                   574,180
OIL REFINING & MARKETING (0.27%)
 Sunoco                                                      1,000                  78,200
 Valero Energy                                               2,200                 248,732
                                                                                   326,932
OIL-FIELD SERVICES (1.36%)
 Baker Hughes                                                5,700                 340,176
 BJ Services                                                 4,400                 158,356
 Halliburton                                                 2,000                 137,040
 Schlumberger                                               12,000               1,012,560
                                                                                 1,648,132
OPTICAL SUPPLIES (0.03%)
 Bausch & Lomb                                                 500                  40,340
PAPER & RELATED PRODUCTS (0.42%)
 Bowater                                                     2,400                  67,848
 International Paper                                         9,700                 289,060
 MeadWestvaco                                                2,100                  58,002
 Potlatch                                                    1,800                  93,816
                                                                                   508,726
PHARMACY SERVICES (0.35%)
 Caremark Rx /1/                                             6,400                 319,552
 Medco Health Solutions /1/                                  1,900                 104,177
                                                                                   423,729
PIPELINES (0.61%)
 Dynegy /1/ /2/                                             17,800                  83,838
 Williams                                                   26,300                 658,815
                                                                                   742,653
PROPERTY & CASUALTY INSURANCE (0.75%)
 Progressive                                                 3,600                 377,172
 Safeco                                                        600                  32,028
 St. Paul Travelers                                         11,015                 494,243
                                                                                   903,443
PUBLISHING-NEWSPAPERS (0.36%)
 Dow Jones                                                   1,300                  49,647
 Gannett                                                     2,800                 192,724
 Tribune                                                     3,500                 118,615
 Washington Post                                               100                  80,250
                                                                                   441,236
REGIONAL BANKS (3.03%)
 Fifth Third Bancorp                                        30,400               1,116,592
 Huntington Bancshares                                         700                  15,729
 National City                                               9,200                 307,648
 SunTrust Banks                                              3,300                 229,185
 U.S. Bancorp                                               19,200                 539,136
                                              Shares

                                              Held                                Value

--------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
REGIONAL BANKS (CONTINUED)
                                                                              $
 Wachovia                                                   14,900                 709,091
 Wells Fargo                                                12,900                 755,553
                                                                                 3,672,934
REINSURANCE (0.11%)
 AXIS Capital Holdings                                       4,800                 136,848
RETAIL-APPAREL & SHOE (0.23%)
 Hot Topic /1/                                               6,600                 101,376
 Ross Stores                                                 7,600                 180,120
                                                                                   281,496
RETAIL-AUTO PARTS (0.08%)
 O'Reilly Automotive /1/                                     3,400                  95,812
RETAIL-BUILDING PRODUCTS (1.20%)
 Home Depot                                                 24,500                 934,430
 Lowe's                                                      8,100                 521,640
                                                                                 1,456,070
RETAIL-CONSUMER ELECTRONICS (0.19%)
 Best Buy                                                    5,250                 228,532
RETAIL-DISCOUNT (2.28%)
 Family Dollar Stores                                       10,000                 198,700
 Target                                                     13,900                 721,827
 TJX                                                        14,300                 292,864
 Wal-Mart Stores                                            35,400               1,551,228
                                                                                 2,764,619
RETAIL-DRUG STORE (0.68%)
 CVS                                                         6,600                 191,466
 Walgreen                                                   14,500                 630,025
                                                                                   821,491
RETAIL-OFFICE SUPPLIES (0.11%)
 Staples                                                     6,000                 127,920
RETAIL-REGIONAL DEPARTMENT STORE (0.78%)
 Kohl's /1/                                                 18,900                 948,402
RETAIL-RESTAURANTS (0.45%)
 Outback Steakhouse                                          5,200                 190,320
 Panera Bread /1/                                            2,800                 143,304
 Starbucks /1/                                               2,000                 100,200
 Yum! Brands                                                 2,200                 106,502
                                                                                   540,326
SAVINGS & LOANS-THRIFTS (0.34%)
 Golden West Financial                                       4,000                 237,560
 Washington Mutual                                           4,500                 176,490
                                                                                   414,050
SCHOOLS (0.12%)
 Apollo Group /1/                                            2,200                 146,058
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.87%)
 Analog Devices                                             23,800                 883,932
 Linear Technology                                           4,600                 172,914
                                                                                 1,056,846
SEMICONDUCTOR EQUIPMENT (0.29%)
 ASM Lithography Holding /1/ /2/                            10,400                 171,704
                                              Shares

                                              Held                                Value

--------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SEMICONDUCTOR EQUIPMENT (CONTINUED)
                                                                              $
 Kla-Tencor                                                  3,800                 185,288
                                                                                   356,992
STEEL PRODUCERS (0.42%)
 Nucor                                                       8,700                 513,213
TELECOMMUNICATION EQUIPMENT (0.06%)
 Comverse Technology /1/                                     2,700                  70,929
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.23%)
 Corning /1/                                                14,700                 284,151
TELECOMMUNICATION SERVICES (0.50%)
 Telus                                                      14,800                 602,952
TELEPHONE-INTEGRATED (1.78%)
 BellSouth                                                  11,300                 297,190
 Sprint Nextel                                              45,045               1,071,170
 Verizon Communications                                     24,100                 787,829
                                                                                 2,156,189
TELEVISION (0.19%)
 Univision Communications /1/                                8,500                 225,505
THERAPEUTICS (0.30%)
 Gilead Sciences /1/                                         7,400                 360,824
TOBACCO (1.89%)
 Altria Group                                               31,000               2,285,010
TOYS (0.14%)
 Hasbro                                                      2,200                  43,230
 Mattel                                                      7,500                 125,100
                                                                                   168,330
TRANSPORT-RAIL (0.57%)
 Norfolk Southern                                            7,400                 300,144
 Union Pacific                                               5,400                 387,180
                                                                                   687,324
TRANSPORT-SERVICES (0.40%)
 United Parcel Service                                       7,000                 483,910
WEB PORTALS (0.74%)
 Google /1/                                                    700                 221,522
 Yahoo /1/                                                  19,800                 670,032
                                                                                   891,554
WIRELESS EQUIPMENT (1.53%)
 American Tower /1/                                          2,860                  71,357
 Crown Castle International /1/                             10,500                 258,615
 Motorola                                                   19,400                 428,546
 Nokia                                                      11,900                 201,229
 Qualcomm                                                   19,900                 890,525
                                                                                 1,850,272
                                              TOTAL COMMON STOCKS              119,364,644

                                              Principal

                                              Amount                              Value

--------------------------------------------------------------------------------------------------
TREASURY BONDS (0.04%)
 U.S. Treasury /3/
                                                         $                    $
  3.05%; 11/03/05                                           50,000                  49,866
                                             TOTAL TREASURY BONDS                   49,866

                                              Maturity

                                              Amount                              Value

--------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (2.55%)
 Morgan Stanley; 3.34%; dated 09/30/05
  maturing 10/03/05 (collateralized by U.S.
  Treasury Strips; $3,151,801; 08/15/19 -                $                    $
  08/15/25) /4/                                          3,090,860               3,090,000
                                      TOTAL REPURCHASE AGREEMENTS                3,090,000
                                                                              ------------

                            TOTAL PORTFOLIO INVESTMENTS (101.22%)              122,504,510
OTHER ASSETS AND LIABILITIES, NET (-1.22%)                                      (1,474,005)
                                       TOTAL NET ASSETS (100.00%)             $121,030,505
                                                                              ---------------

                            SCHEDULE OF INVESTMENTS
                             LARGECAP BLEND ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)

                            SCHEDULE OF INVESTMENTS
                             LARGECAP BLEND ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)

                            SCHEDULE OF INVESTMENTS
                             LARGECAP BLEND ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)

                            SCHEDULE OF INVESTMENTS
                             LARGECAP BLEND ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)

                            SCHEDULE OF INVESTMENTS
                             LARGECAP BLEND ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)


  Contract                   Opening       Current      Unrealized
    Type       Commitment  Market Value  Market Value   Gain (Loss)
--------------------------------------------------------------------
FUTURES CONTRACTS
15 S&P 500       Buy         $928,245      $925,725      $(2,520)
eMini
December 2005
Futures


/1 /Non-income producing security.
/2 /Security or a portion of the security was on loan at the end of the period. /3 /Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $49,866 or 0.04% of net assets.
/4 /Security was purchased with the cash proceeds from securities loans.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation                      $ 13,073,227
Unrealized Depreciation                        (5,272,997)
                                             ------------
Net Unrealized Appreciation (Depreciation)      7,800,230
Cost for federal income tax purposes         $114,704,280

                            SCHEDULE OF INVESTMENTS
                         LARGECAP GROWTH EQUITY ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)

                                            Shares

                                            Held                             Value

--------------------------------------------------------------------------------------------
COMMON STOCKS (95.70%)
ADVERTISING SERVICES (0.18%)
                                                                          $
 Getty Images /1/                                          700                 60,228
AEROSPACE & DEFENSE (0.24%)
 Rockwell Collins                                        1,700                 82,144
AEROSPACE & DEFENSE EQUIPMENT (1.13%)
 Goodrich                                                  300                 13,302
 Lockheed Martin                                         6,000                366,240
                                                                              379,542
AIRLINES (0.14%)
 AMR /1/                                                 4,100                 45,838
APPAREL MANUFACTURERS (0.35%)
 Coach /1/                                               2,900                 90,944
 Columbia Sportswear /1/                                   600                 27,840
                                                                              118,784
APPLIANCES (0.07%)
 Maytag                                                  1,300                 23,738
APPLICATIONS SOFTWARE (0.40%)
 Microsoft                                               5,200                133,796
ATHLETIC FOOTWEAR (0.22%)
 Nike                                                      900                 73,512
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.27%)
 Oshkosh Truck                                             400                 17,264
 Paccar                                                  1,100                 74,679
                                                                               91,943
BUILDING PRODUCTS-AIR & HEATING (0.07%)
 American Standard                                         500                 23,275
BUILDING-RESIDENTIAL & COMMERCIAL (0.77%)
 DR Horton                                               3,100                112,282
 Ryland Group                                              700                 47,894
 Toll Brothers /1/                                       2,200                 98,274
                                                                              258,450
CABLE TV (0.22%)
 Cablevision Systems /1/                                 2,400                 73,608
CASINO HOTELS (0.77%)
 Boyd Gaming                                               500                 21,560
 MGM Mirage /1/                                          5,400                236,358
                                                                              257,918
CELLULAR TELECOMMUNICATIONS (0.80%)
 Nextel Partners /1/                                     6,400                160,640
 NII Holdings /1/                                        1,300                109,785
                                                                              270,425
CHEMICALS-DIVERSIFIED (0.85%)
 Dow Chemical                                            6,300                262,521
 Georgia Gulf                                              900                 21,672
                                                                              284,193
CHEMICALS-SPECIALTY (0.07%)
 Eastman Chemical                                          500                 23,485
COMMERCIAL SERVICE-FINANCE (0.26%)
 Moody's                                                 1,100                 56,188
                                            Shares

                                            Held                             Value

--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMERCIAL SERVICE-FINANCE (CONTINUED)
                                                                          $
 Paychex                                                   800                 29,664
                                                                               85,852
COMPUTER AIDED DESIGN (0.28%)
 Autodesk                                                2,000                 92,880
COMPUTER SERVICES (0.33%)
 Affiliated Computer Services /1/                        1,600                 87,360
 Cognizant Technology Solutions /1/                        500                 23,295
                                                                              110,655
COMPUTERS (5.14%)
 Apple Computer /1/                                      3,800                203,718
 Dell /1/                                               38,200              1,306,440
 International Business Machines                         2,700                216,594
                                                                            1,726,752
COMPUTERS-INTEGRATED SYSTEMS (0.27%)
 NCR /1/                                                 2,800                 89,348
COMPUTERS-MEMORY DEVICES (0.78%)
 EMC /1/                                                 5,000                 64,700
 Network Appliance /1/                                   3,000                 71,220
 Western Digital /1/                                     9,800                126,714
                                                                              262,634
COMPUTERS-PERIPHERAL EQUIPMENT (0.16%)
 Lexmark International /1/                                 900                 54,945
CONSUMER PRODUCTS-MISCELLANEOUS (0.07%)
 Fortune Brands                                            300                 24,399
CONTAINERS-METAL & GLASS (0.19%)
 Crown Holdings /1/                                      4,000                 63,760
COSMETICS & TOILETRIES (0.44%)
 Procter & Gamble                                        2,500                148,650
DATA PROCESSING & MANAGEMENT (1.69%)
 First Data                                             11,100                444,000
 Fiserv /1/                                              2,000                 91,740
 Global Payments                                           400                 31,088
                                                                              566,828
DISPOSABLE MEDICAL PRODUCTS (0.04%)
 C.R. Bard                                                 200                 13,206
DISTRIBUTION-WHOLESALE (0.11%)
 W.W. Grainger                                             600                 37,752
DIVERSIFIED MANUFACTURING OPERATIONS (0.66%)
 General Electric                                        6,600                222,222
DRUG DELIVERY SYSTEMS (0.10%)
 Hospira /1/                                               800                 32,776
E-COMMERCE-SERVICES (0.11%)
 eBay /1/                                                  900                 37,080
ELECTRIC-INTEGRATED (0.77%)
 Exelon                                                  4,200                224,448
 TXU                                                       300                 33,864
                                                                              258,312
                                            Shares

                                            Held                             Value

--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC COMPONENTS-SEMICONDUCTOR (7.39%)
                                                                          $
 Cree /1/                                                1,400                 35,028
 Intel                                                  69,200              1,705,780
 International Rectifier /1/                             1,300                 58,604
 LSI Logic /1/                                           2,500                 24,625
 NVIDIA /1/                                                900                 30,852
 QLogic /1/                                              2,500                 85,500
 Texas Instruments                                      16,000                542,400
                                                                            2,482,789
ELECTRONIC CONNECTORS (0.10%)
 Amphenol                                                  800                 32,272
ELECTRONIC FORMS (0.69%)
 Adobe Systems                                           7,800                232,830
ELECTRONIC MEASUREMENT INSTRUMENTS (0.09%)
 Agilent Technologies /1/                                  900                 29,475
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (0.10%)
 Jacobs Engineering Group /1/                              500                 33,700
ENTERPRISE SOFTWARE & SERVICE (0.46%)
 Oracle /1/                                             12,500                154,875
ENVIRONMENTAL MONITORING & DETECTION (0.03%)
 Mine Safety Appliances                                    300                 11,610
FINANCE-CREDIT CARD (0.71%)
 MBNA                                                    9,700                239,008
FINANCE-INVESTMENT BANKER & BROKER (0.52%)
 Charles Schwab                                          9,000                129,870
 Legg Mason                                                400                 43,876
                                                                              173,746
FINANCE-MORTGAGE LOAN/BANKER (1.61%)
 Federal National Mortgage Association                  12,100                542,322
FINANCE-OTHER SERVICES (0.10%)
 Chicago Mercantile Exchange Holdings                      100                 33,730
FINANCIAL GUARANTEE INSURANCE (0.36%)
 Ambac Financial Group                                   1,000                 72,060
 Radian Group                                              900                 47,790
                                                                              119,850
HEALTH CARE COST CONTAINMENT (0.96%)
 McKesson                                                6,800                322,660
HOME FURNISHINGS (0.05%)
 Tempur-Pedic International /1/                          1,400                 16,576
HOTELS & MOTELS (1.13%)
 Marriott International                                  4,600                289,800
 Starwood Hotels & Resorts Worldwide                     1,600                 91,472
                                                                              381,272
HUMAN RESOURCES (0.08%)
 Robert Half International                                 800                 28,472
INDUSTRIAL AUTOMATION & ROBOTS (0.46%)
 Rockwell Automation                                     2,900                153,410
                                            Shares

                                            Held                             Value

--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INSURANCE BROKERS (0.13%)
                                                                          $
 Marsh & McLennan                                        1,400                 42,546
INTERNET CONTENT-INFORMATION & NEWS (0.04%)
 CNET Networks /1/                                       1,100                 14,927
INTERNET INFRASTRUCTURE SOFTWARE (0.08%)
 F5 Networks /1/                                           600                 26,082
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.60%)
 Eaton Vance                                               700                 17,374
 Franklin Resources                                      2,200                184,712
                                                                              202,086
LIFE & HEALTH INSURANCE (0.97%)
 Aflac                                                   7,200                326,160
MACHINERY-CONSTRUCTION & MINING (1.01%)
 Caterpillar                                             5,200                305,500
 Joy Global                                                700                 35,322
                                                                              340,822
MACHINERY-PUMPS (0.03%)
 Graco                                                     300                 10,284
MEDICAL INSTRUMENTS (0.24%)
 Medtronic                                               1,100                 58,982
 St. Jude Medical /1/                                      500                 23,400
                                                                               82,382
MEDICAL PRODUCTS (5.89%)
 Johnson & Johnson                                      30,200              1,911,056
 Zimmer Holdings /1/                                     1,000                 68,890
                                                                            1,979,946
MEDICAL-BIOMEDICAL/GENE (0.98%)
 Amgen /1/                                               1,200                 95,604
 Genentech /1/                                           2,500                210,525
 Invitrogen /1/                                            300                 22,569
                                                                              328,698
MEDICAL-DRUGS (5.82%)
 Abbott Laboratories                                     3,400                144,160
 American Pharmaceutical Partners /1/                      600                 27,396
 Forest Laboratories /1/                                   900                 35,073
 Merck                                                  27,200                740,112
 Pfizer                                                 33,000                824,010
 Wyeth                                                   4,000                185,080
                                                                            1,955,831
MEDICAL-GENERIC DRUGS (0.38%)
 Barr Pharmaceuticals /1/                                2,300                126,316
MEDICAL-HMO (6.57%)
 Aetna                                                   4,200                361,788
 Coventry Health Care /1/                                  300                 25,806
 Humana /1/                                                800                 38,304
 UnitedHealth Group                                     31,000              1,742,200
 WellChoice /1/                                            400                 30,360
 WellPoint /1/                                             100                  7,582
                                                                            2,206,040
MEDICAL-HOSPITALS (0.85%)
 HCA                                                     4,100                196,472
                                            Shares

                                            Held                             Value

--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-HOSPITALS (CONTINUED)
                                                                          $
 Triad Hospitals /1/                                     1,000                 45,270
 Universal Health Services                                 900                 42,867
                                                                              284,609
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.48%)
 Lincare Holdings /1/                                    3,900                160,095
MEDICAL-WHOLESALE DRUG DISTRIBUTION (1.84%)
 AmerisourceBergen                                       1,600                123,680
 Cardinal Health                                         7,800                494,832
                                                                              618,512
METAL PROCESSORS & FABRICATION (0.06%)
 Precision Castparts                                       400                 21,240
MISCELLANEOUS INVESTING (0.05%)
 Regency Centers                                           300                 17,235
MOTORCYCLE & MOTOR SCOOTER (0.75%)
 Harley-Davidson                                         5,200                251,888
MULTIMEDIA (0.23%)
 McGraw-Hill                                             1,600                 76,864
OFFICE SUPPLIES & FORMS (0.01%)
 ACCO Brands /1/                                            70                  1,975
OIL & GAS DRILLING (0.33%)
 Patterson-UTI Energy                                    2,200                 79,376
 Pride International /1/                                 1,100                 31,361
                                                                              110,737
OIL COMPANY-EXPLORATION & PRODUCTION (1.95%)
 Burlington Resources                                    2,100                170,772
 EOG Resources                                           5,800                434,420
 Murphy Oil                                              1,000                 49,870
                                                                              655,062
OIL COMPANY-INTEGRATED (4.46%)
 Exxon Mobil                                            23,600              1,499,544
OIL FIELD MACHINERY & EQUIPMENT (0.16%)
 Grant Prideco /1/                                       1,300                 52,845
OIL-FIELD SERVICES (0.92%)
 Baker Hughes                                            2,000                119,360
 BJ Services                                             1,100                 39,589
 Halliburton                                             1,800                123,336
 Smith International                                       800                 26,648
                                                                              308,933
OPTICAL SUPPLIES (0.07%)
 Bausch & Lomb                                             300                 24,204
PHARMACY SERVICES (1.24%)
 Caremark Rx /1/                                           700                 34,951
 Express Scripts /1/                                     3,500                217,700
 Medco Health Solutions /1/                              2,600                142,558
 Omnicare                                                  400                 22,492
                                                                              417,701
PIPELINES (0.72%)
 Kinder Morgan                                           2,500                240,400
                                            Shares

                                            Held                             Value

--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
POWER CONVERTER & SUPPLY EQUIPMENT (0.15%)
                                                                          $
 American Power Conversion                               1,900                 49,210
REAL ESTATE OPERATOR & DEVELOPER (0.30%)
 St. Joe                                                 1,600                 99,920
RENTAL-AUTO & EQUIPMENT (0.18%)
 Rent-A-Center /1/                                       3,100                 59,861
RESEARCH & DEVELOPMENT (0.14%)
 Pharmaceutical Product Development /1/                    800                 46,008
RETAIL-APPAREL & SHOE (1.34%)
 American Eagle Outfitters                               7,300                171,769
 bebe Stores                                             2,550                 44,625
 Chico's FAS /1/                                         1,200                 44,160
 Nordstrom                                               4,200                144,144
 Urban Outfitters /1/                                    1,500                 44,100
                                                                              448,798
RETAIL-ARTS & CRAFTS (0.28%)
 Michaels Stores                                         2,800                 92,568
RETAIL-AUTO PARTS (0.38%)
 Advance Auto Parts /1/                                  1,850                 71,558
 AutoZone /1/                                              400                 33,300
 O'Reilly Automotive /1/                                   800                 22,544
                                                                              127,402
RETAIL-AUTOMOBILE (0.04%)
 Copart /1/                                                500                 11,935
RETAIL-BEDDING (0.79%)
 Bed Bath & Beyond /1/                                   6,600                265,188
RETAIL-BUILDING PRODUCTS (6.95%)
 Home Depot                                             37,700              1,437,878
 Lowe's                                                 13,900                895,160
                                                                            2,333,038
RETAIL-CATALOG SHOPPING (0.04%)
 MSC Industrial Direct                                     400                 13,268
RETAIL-DISCOUNT (4.24%)
 Dollar General                                          5,600                102,704
 Dollar Tree Stores /1/                                  3,500                 75,775
 Family Dollar Stores                                    1,300                 25,831
 Target                                                  5,200                270,036
 TJX                                                     7,200                147,456
 Wal-Mart Stores                                        18,300                801,906
                                                                            1,423,708
RETAIL-DRUG STORE (1.57%)
 CVS                                                     1,500                 43,515
 Walgreen                                               11,100                482,295
                                                                              525,810
RETAIL-HAIR SALONS (0.04%)
 Regis                                                     400                 15,128
RETAIL-RESTAURANTS (1.35%)
 Brinker International /1/                               1,600                 60,096
 Darden Restaurants                                      4,300                130,591
 Outback Steakhouse                                      1,100                 40,260
                                            Shares

                                            Held                             Value

--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-RESTAURANTS (CONTINUED)
                                                                          $
 Panera Bread /1/                                        1,000                 51,180
 Sonic /1/                                                 800                 21,880
 Wendy's International                                   1,500                 67,725
 Yum! Brands                                             1,700                 82,297
                                                                              454,029
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.02%)
 Emulex /1/                                                300                  6,063
TELECOMMUNICATION EQUIPMENT (0.37%)
 Harris                                                  3,000                125,400
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.15%)
 Corning /1/                                             2,600                 50,258
TEXTILE-HOME FURNISHINGS (0.29%)
 Mohawk Industries /1/                                   1,200                 96,300
TOBACCO (5.22%)
 Altria Group                                           23,800              1,754,298
TOOLS-HAND HELD (0.17%)
 Black & Decker                                            700                 57,463
TRANSPORT-TRUCK (0.25%)
 CNF                                                       200                 10,500
 J.B. Hunt Transport Services                            1,500                 28,515
 Landstar System                                         1,100                 44,033
                                                                               83,048
WEB PORTALS (0.86%)
 Google /1/                                                600                189,876
 Yahoo /1/                                               2,900                 98,136
                                                                              288,012
WIRELESS EQUIPMENT (0.93%)
 Motorola                                               14,200                313,678
                                          TOTAL COMMON STOCKS              32,141,882

                                            Principal

                                            Amount                           Value

--------------------------------------------------------------------------------------------
TREASURY BONDS (0.44%)
 U.S. Treasury /2/
                                                       $                  $
  3.71%; 03/23/06                                      150,000                147,334
                                         TOTAL TREASURY BONDS                 147,334
                                                                          -----------

                         TOTAL PORTFOLIO INVESTMENTS (96.14%)              32,289,216
OTHER ASSETS AND LIABILITIES, NET (3.86%)                                   1,297,348
                                   TOTAL NET ASSETS (100.00%)             $33,586,564
                                                                          -------------

                            SCHEDULE OF INVESTMENTS
                         LARGECAP GROWTH EQUITY ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)

                            SCHEDULE OF INVESTMENTS
                         LARGECAP GROWTH EQUITY ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)

                            SCHEDULE OF INVESTMENTS
                         LARGECAP GROWTH EQUITY ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)


  Contract                   Opening       Current      Unrealized
    Type       Commitment  Market Value  Market Value   Gain (Loss)
--------------------------------------------------------------------
FUTURES CONTRACTS
3 S&P 500        Buy         $927,791      $925,725      $(2,066)
December 2005
Futures


/1 /Non-income producing security.
/2 /Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $147,334 or 0.44% of net assets.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation                      $ 3,060,449
Unrealized Depreciation                       (1,658,912)
                                             -----------
Net Unrealized Appreciation (Depreciation)     1,401,537
Cost for federal income tax purposes         $30,887,679

                            SCHEDULE OF INVESTMENTS
                          LARGECAP STOCK INDEX ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)

                                                Shares

                                                Held                                 Value

-----------------------------------------------------------------------------------------------------
COMMON STOCKS (96.20%)
ADVERTISING AGENCIES (0.17%)
                                                                                 $
 Interpublic Group /1/                                          6,262                  72,890
 Omnicom Group                                                  2,697                 225,550
                                                                                      298,440
AEROSPACE & DEFENSE (0.87%)
 Boeing                                                        12,152                 825,728
 Northrop Grumman                                               5,288                 287,403
 Raytheon                                                       6,684                 254,126
 Rockwell Collins                                               2,616                 126,405
                                                                                    1,493,662
AEROSPACE & DEFENSE EQUIPMENT (0.91%)
 General Dynamics                                               2,977                 355,900
 Goodrich                                                       1,800                  79,812
 Lockheed Martin                                                5,389                 328,945
 United Technologies                                           15,175                 786,672
                                                                                    1,551,329
AGRICULTURAL OPERATIONS (0.15%)
 Monsanto                                                       3,978                 249,620
AIRLINES (0.09%)
 Southwest Airlines                                            10,259                 152,346
APPAREL MANUFACTURERS (0.21%)
 Coach /1/                                                      5,629                 176,525
 Jones Apparel Group                                            1,753                  49,961
 Liz Claiborne                                                  1,589                  62,480
 VF                                                             1,323                  76,694
                                                                                      365,660
APPLIANCES (0.06%)
 Maytag                                                         1,183                  21,602
 Whirlpool /2/                                                    989                  74,936
                                                                                       96,538
APPLICATIONS SOFTWARE (2.27%)
 Citrix Systems /1/                                             2,523                  63,428
 Compuware /1/                                                  5,747                  54,596
 Intuit /1/                                                     2,684                 120,270
 Mercury Interactive /1/                                        1,282                  50,767
 Microsoft                                                    136,431               3,510,370
 Siebel Systems                                                 7,735                  79,903
                                                                                    3,879,334
ATHLETIC FOOTWEAR (0.16%)
 Nike                                                           2,829                 231,073
 Reebok International                                             778                  44,011
                                                                                      275,084
AUTO-CARS & LIGHT TRUCKS (0.31%)
 Ford Motor                                                    27,441                 270,568
 General Motors /2/                                             8,374                 256,328
                                                                                      526,896
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.12%)
 Navistar International /1/                                       914                  29,641
 Paccar                                                         2,539                 172,373
                                                                                      202,014
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.04%)
 Dana /2/                                                       2,227                  20,956
 Delphi /2/                                                     8,314                  22,946
                                                Shares

                                                Held                                 Value

-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (CONTINUED)
                                                                                 $
 Visteon                                                        1,906                  18,641
                                                                                       62,543
BEVERAGES-NON-ALCOHOLIC (1.68%)
 Coca-Cola                                                     30,749               1,328,049
 Coca-Cola Enterprises                                          4,463                  87,029
 Pepsi Bottling Group                                           2,056                  58,699
 PepsiCo                                                       24,728               1,402,325
                                                                                    2,876,102
BEVERAGES-WINE & SPIRITS (0.09%)
 Brown-Forman /2/                                               1,229                  73,175
 Constellation Brands /1/                                       2,902                  75,452
                                                                                      148,627
BREWERY (0.32%)
 Anheuser-Busch                                                11,503                 495,089
 Molson Coors Brewing                                             847                  54,217
                                                                                      549,306
BROADCASTING SERVICES & PROGRAMMING (0.15%)
 Clear Channel Communications                                   8,036                 264,304
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.18%)
 Masco                                                          6,374                 195,554
 Vulcan Materials                                               1,515                 112,428
                                                                                      307,982
BUILDING PRODUCTS-AIR & HEATING (0.07%)
 American Standard                                              2,716                 126,430
BUILDING-MAINTENANCE & SERVICE (0.05%)
 Ecolab                                                         2,727                  87,073
BUILDING-RESIDENTIAL & COMMERCIAL (0.29%)
 Centex                                                         1,901                 122,766
 DR Horton                                                      4,031                 146,003
 KB Home                                                        1,149                  84,107
 Pulte Homes                                                    3,177                 136,357
                                                                                      489,233
CABLE TV (0.56%)
 Comcast /1/                                                   32,519                 955,408
CASINO HOTELS (0.10%)
 Harrah's Entertainment                                         2,719                 177,252
CASINO SERVICES (0.08%)
 International Game Technology                                  5,051                 136,377
CHEMICALS-DIVERSIFIED (0.83%)
 Dow Chemical                                                  14,284                 595,214
 E. I. Du Pont de Nemours                                      14,731                 577,013
 PPG Industries                                                 2,516                 148,922
 Rohm & Haas                                                    2,153                  88,553
                                                                                    1,409,702
CHEMICALS-SPECIALTY (0.17%)
 Ashland                                                        1,099                  60,709
 Eastman Chemical                                               1,207                  56,693
 Engelhard                                                      1,779                  49,652
 Hercules /1/                                                   1,670                  20,407
 International Flavors & Fragrances                             1,209                  43,089
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COMMON STOCKS (CONTINUED)
CHEMICALS-SPECIALTY (CONTINUED)
                                                                                 $
 Sigma-Aldrich /2/                                              1,000                  64,060
                                                                                      294,610
CIRCUIT BOARDS (0.05%)
 Jabil Circuit /1/                                              2,547                  78,753
COATINGS & PAINT (0.04%)
 Sherwin-Williams                                               1,686                  74,302
COMMERCIAL BANKS (0.86%)
 AmSouth Bancorp                                                5,190                 131,099
 BB&T                                                           8,108                 316,617
 Compass Bancshares                                             1,842                  84,419
 First Horizon National                                         1,853                  67,357
 M&T Bank                                                       1,196                 126,429
 Marshall & Ilsley                                              3,068                 133,489
 North Fork Bancorp                                             7,085                 180,668
 Regions Financial                                              6,819                 212,207
 Synovus Financial                                              4,617                 127,983
 Zions Bancorp                                                  1,334                  94,994
                                                                                    1,475,262
COMMERCIAL SERVICE-FINANCE (0.33%)
 Equifax                                                        1,929                  67,399
 H&R Block                                                      4,808                 115,296
 Moody's                                                        3,743                 191,192
 Paychex                                                        4,932                 182,879
                                                                                      556,766
COMMERCIAL SERVICES (0.02%)
 Convergys /1/                                                  2,074                  29,803
COMPUTER AIDED DESIGN (0.11%)
 Autodesk                                                       3,382                 157,060
 Parametric Technology /1/                                      4,033                  28,110
                                                                                      185,170
COMPUTER SERVICES (0.26%)
 Affiliated Computer Services /1/ /2/                           1,860                 101,556
 Computer Sciences /1/                                          2,736                 129,440
 Electronic Data Systems /2/                                    7,685                 172,451
 Unisys /1/                                                     5,043                  33,486
                                                                                      436,933
COMPUTERS (3.05%)
 Apple Computer /1/                                            12,289                 658,813
 Dell /1/                                                      35,503               1,214,203
 Gateway /1/ /2/                                                3,902                  10,535
 Hewlett-Packard                                               42,427               1,238,869
 International Business Machines                               23,632               1,895,759
 Sun Microsystems /1/                                          50,498                 197,952
                                                                                    5,216,131
COMPUTERS-INTEGRATED SYSTEMS (0.05%)
 NCR /1/                                                        2,751                  87,784
COMPUTERS-MEMORY DEVICES (0.35%)
 EMC /1/                                                       35,698                 461,932
 Network Appliance /1/                                          5,449                 129,359
                                                                                      591,291
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COMMON STOCKS (CONTINUED)
COMPUTERS-PERIPHERAL EQUIPMENT (0.06%)
                                                                                 $
 Lexmark International /1/                                      1,758                 107,326
CONSUMER PRODUCTS-MISCELLANEOUS (0.42%)
 Clorox                                                         2,247                 124,798
 Fortune Brands                                                 2,162                 175,836
 Kimberly-Clark                                                 7,053                 419,865
                                                                                      720,499
CONTAINERS-METAL & GLASS (0.03%)
 Ball                                                           1,616                  59,372
CONTAINERS-PAPER & PLASTIC (0.08%)
 Bemis                                                          1,583                  39,100
 Pactiv /1/                                                     2,218                  38,859
 Sealed Air /1/ /2/                                             1,227                  58,234
                                                                                      136,193
COSMETICS & TOILETRIES (2.10%)
 Alberto-Culver                                                 1,117                  49,986
 Avon Products                                                  6,972                 188,244
 Colgate-Palmolive                                              7,692                 406,061
 Gillette                                                      13,316                 774,991
 Procter & Gamble                                              36,448               2,167,198
                                                                                    3,586,480
CRUISE LINES (0.19%)
 Carnival                                                       6,391                 319,422
DATA PROCESSING & MANAGEMENT (0.56%)
 Automatic Data Processing                                      8,592                 369,800
 First Data                                                    11,426                 457,040
 Fiserv /1/                                                     2,784                 127,702
                                                                                      954,542
DISPOSABLE MEDICAL PRODUCTS (0.06%)
 C.R. Bard                                                      1,559                 102,941
DISTRIBUTION-WHOLESALE (0.11%)
 Genuine Parts                                                  2,578                 110,596
 W.W. Grainger                                                  1,122                  70,596
                                                                                      181,192
DIVERSIFIED MANUFACTURING OPERATIONS (5.13%)
 3M                                                            11,330                 831,169
 Cooper Industries                                              1,372                  94,860
 Danaher                                                        3,519                 189,428
 Dover                                                          2,999                 122,329
 Eaton                                                          2,183                 138,730
 General Electric /3/                                         156,984               5,285,651
 Honeywell International                                       12,664                 474,900
 Illinois Tool Works                                            3,091                 254,482
 Ingersoll-Rand                                                 4,995                 190,959
 ITT Industries                                                 1,373                 155,973
 Leggett & Platt                                                2,793                  56,419
 Textron                                                        1,981                 142,077
 Tyco International                                            29,971                 834,692
                                                                                    8,771,669
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0.19%)
 Cendant                                                       15,495                 319,817
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COMMON STOCKS (CONTINUED)
DRUG DELIVERY SYSTEMS (0.06%)
                                                                                 $
 Hospira /1/                                                    2,368                  97,017
E-COMMERCE-SERVICES (0.43%)
 eBay /1/                                                      16,440                 677,328
 Monster Worldwide /1/                                          1,804                  55,401
                                                                                      732,729
ELECTRIC PRODUCTS-MISCELLANEOUS (0.29%)
 Emerson Electric                                               6,117                 439,201
 Molex                                                          2,146                  57,255
                                                                                      496,456
ELECTRIC-GENERATION (0.09%)
 AES /1/                                                        9,673                 158,927
ELECTRIC-INTEGRATED (3.19%)
 Allegheny Energy /1/                                           2,410                  74,035
 Ameren                                                         3,018                 161,433
 American Electric Power                                        5,822                 231,133
 CenterPoint Energy /2/                                         4,584                  68,164
 Cinergy                                                        2,945                 130,787
 CMS Energy /1/ /2/                                             3,247                  53,413
 Consolidated Edison                                            3,619                 175,703
 Constellation Energy Group                                     2,636                 162,378
 Dominion Resources                                             5,047                 434,749
 DTE Energy                                                     2,634                 120,795
 Duke Energy /2/                                               13,719                 400,183
 Edison International                                           4,825                 228,126
 Entergy                                                        3,074                 228,460
 Exelon                                                         9,930                 530,659
 FirstEnergy                                                    4,884                 254,554
 FPL Group                                                      5,835                 277,746
 NiSource                                                       4,035                  97,849
 PG&E                                                           5,524                 216,817
 Pinnacle West Capital                                          1,463                  64,489
 PPL                                                            5,620                 181,695
 Progress Energy                                                3,720                 166,470
 Public Service Enterprise Group                                3,540                 227,834
 Southern                                                      11,059                 395,470
 TECO Energy                                                    3,078                  55,466
 TXU                                                            3,555                 401,288
 Xcel Energy                                                    5,964                 116,954
                                                                                    5,456,650
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.05%)
 Sanmina /1/                                                    7,784                  33,394
 Solectron /1/                                                 14,398                  56,296
                                                                                       89,690
ELECTRONIC COMPONENTS-SEMICONDUCTOR (2.49%)
 Advanced Micro Devices /1/                                     5,899                 148,655
 Altera /1/                                                     5,517                 105,430
 Applied Micro Circuits /1/                                     4,524                  13,572
 Broadcom /1/                                                   4,186                 196,365
 Freescale Semiconductor /1/                                    5,999                 141,456
 Intel                                                         90,229               2,224,145
 LSI Logic /1/                                                  5,786                  56,992
 Micron Technology /1/                                          9,124                 121,349
 National Semiconductor                                         5,081                 133,630
 NVIDIA /1/ /2/                                                 2,498                  85,631
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                                                Held                                 Value

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COMMON STOCKS (CONTINUED)
ELECTRONIC COMPONENTS-SEMICONDUCTOR (CONTINUED)
                                                                                 $
 PMC - Sierra /1/                                               2,699                  23,778
 QLogic /1/                                                     1,343                  45,931
 Texas Instruments                                             24,035                 814,787
 Xilinx                                                         5,176                 144,152
                                                                                    4,255,873
ELECTRONIC FORMS (0.13%)
 Adobe Systems /2/                                              7,280                 217,308
ELECTRONIC MEASUREMENT INSTRUMENTS (0.16%)
 Agilent Technologies /1/                                       7,318                 239,664
 Tektronix                                                      1,251                  31,563
                                                                                      271,227
ELECTRONICS-MILITARY (0.08%)
 L-3 Communications Holdings                                    1,757                 138,926
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (0.05%)
 Fluor                                                          1,284                  82,664
ENGINES-INTERNAL COMBUSTION (0.04%)
 Cummins                                                          688                  60,537
ENTERPRISE SOFTWARE & SERVICE (0.58%)
 BMC Software /1/                                               3,228                  68,111
 Computer Associates International                              6,861                 190,804
 Novell /1/ /2/                                                 5,657                  42,145
 Oracle /1/                                                    55,848                 691,957
                                                                                      993,017
ENTERTAINMENT SOFTWARE (0.15%)
 Electronic Arts /1/                                            4,495                 255,721
FIDUCIARY BANKS (0.54%)
 Bank of New York                                              11,527                 339,009
 Mellon Financial                                               6,192                 197,958
 Northern Trust                                                 2,749                 138,962
 State Street                                                   4,900                 239,708
                                                                                      915,637
FILTRATION & SEPARATION PRODUCTS (0.03%)
 Pall                                                           1,842                  50,655
FINANCE-COMMERCIAL (0.08%)
 CIT Group                                                      2,987                 134,953
FINANCE-CONSUMER LOANS (0.19%)
 SLM                                                            6,183                 331,656
FINANCE-CREDIT CARD (1.13%)
 American Express                                              18,376               1,055,518
 Capital One Financial                                          4,275                 339,948
 MBNA                                                          18,627                 458,969
 Providian Financial /1/                                        4,365                  77,173
                                                                                    1,931,608
FINANCE-INVESTMENT BANKER & BROKER (5.13%)
 Bear Stearns                                                   1,666                 182,843
 Charles Schwab                                                15,390                 222,078
 Citigroup                                                     76,562               3,485,102
 E*Trade Financial /1/                                          5,488                  96,589
 Goldman Sachs Group                                            6,886                 837,200
 JP Morgan Chase                                               52,021               1,765,073
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                                                Held                                 Value

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COMMON STOCKS (CONTINUED)
FINANCE-INVESTMENT BANKER & BROKER (CONTINUED)
                                                                                 $
 Lehman Brothers Holdings                                       4,030                 469,414
 Merrill Lynch                                                 13,718                 841,599
 Morgan Stanley                                                16,084                 867,571
                                                                                    8,767,469
FINANCE-MORTGAGE LOAN/BANKER (0.88%)
 Countrywide Financial                                          8,805                 290,389
 Federal Home Loan Mortgage                                    10,233                 577,755
 Federal National Mortgage Association                         14,333                 642,405
                                                                                    1,510,549
FINANCIAL GUARANTEE INSURANCE (0.19%)
 Ambac Financial Group                                          1,584                 114,143
 MBIA                                                           1,985                 120,331
 MGIC Investment                                                1,378                  88,467
                                                                                      322,941
FOOD-CONFECTIONERY (0.20%)
 Hershey                                                        2,718                 153,051
 Wm. Wrigley Jr.                                                2,662                 191,344
                                                                                      344,395
FOOD-FLOUR & GRAIN (0.14%)
 Archer Daniels Midland                                         9,633                 237,550
FOOD-MEAT PRODUCTS (0.04%)
 Tyson Foods                                                    3,722                  67,182
FOOD-MISCELLANEOUS/DIVERSIFIED (0.69%)
 Campbell Soup                                                  2,739                  81,485
 ConAgra Foods                                                  7,669                 189,808
 General Mills                                                  5,420                 261,244
 H.J. Heinz                                                     5,048                 184,454
 Kellogg                                                        3,794                 175,017
 McCormick                                                      1,983                  64,706
 Sara Lee                                                      11,618                 220,161
                                                                                    1,176,875
FOOD-RETAIL (0.31%)
 Albertson's                                                    5,456                 139,947
 Kroger /1/                                                    10,721                 220,745
 Safeway                                                        6,645                 170,112
                                                                                      530,804
FOOD-WHOLESALE & DISTRIBUTION (0.21%)
 SUPERVALU /2/                                                  2,012                  62,613
 Sysco                                                          9,375                 294,094
                                                                                      356,707
FORESTRY (0.21%)
 Plum Creek Timber                                              2,724                 103,267
 Weyerhaeuser                                                   3,628                 249,425
                                                                                      352,692
GAS-DISTRIBUTION (0.19%)
 KeySpan                                                        2,581                  94,929
 Nicor                                                            654                  27,488
 Peoples Energy                                                   565                  22,250
 Sempra Energy                                                  3,793                 178,498
                                                                                      323,165
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                                                Held                                 Value

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COMMON STOCKS (CONTINUED)
GOLD MINING (0.18%)
                                                                                 $
 Newmont Mining                                                 6,608                 311,699
HEALTH CARE COST CONTAINMENT (0.13%)
 McKesson                                                       4,566                 216,657
HOME DECORATION PRODUCTS (0.05%)
 Newell Rubbermaid                                              4,077                  92,344
HOTELS & MOTELS (0.26%)
 Hilton Hotels                                                  4,852                 108,297
 Marriott International                                         2,535                 159,705
 Starwood Hotels & Resorts Worldwide                            3,224                 184,316
                                                                                      452,318
HUMAN RESOURCES (0.05%)
 Robert Half International                                      2,507                  89,224
IDENTIFICATION SYSTEM-DEVELOPMENT (0.02%)
 Symbol Technologies                                            3,599                  34,838
INDEPENDENT POWER PRODUCER (0.01%)
 Calpine /1/ /2/                                                8,411                  21,784
INDUSTRIAL AUTOMATION & ROBOTS (0.08%)
 Rockwell Automation                                            2,689                 142,248
INDUSTRIAL GASES (0.24%)
 Air Products & Chemicals                                       3,283                 181,024
 Praxair                                                        4,788                 229,489
                                                                                      410,513
INSTRUMENTS-CONTROLS (0.21%)
 Johnson Controls                                               2,851                 176,905
 Parker Hannifin                                                1,772                 113,957
 Thermo Electron /1/                                            2,393                  73,944
                                                                                      364,806
INSTRUMENTS-SCIENTIFIC (0.17%)
 Applied Biosystems Group                                       2,893                  67,233
 Fisher Scientific International /1/                            1,805                 112,000
 PerkinElmer                                                    1,929                  39,294
 Waters /1/                                                     1,703                  70,845
                                                                                      289,372
INSURANCE BROKERS (0.23%)
 Aon                                                            4,717                 151,321
 Marsh & McLennan                                               7,927                 240,902
                                                                                      392,223
INTERNET SECURITY (0.24%)
 Symantec /1/                                                  17,738                 401,943
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.23%)
 Federated Investors                                            1,254                  41,670
 Franklin Resources                                             2,198                 184,544
 Janus Capital Group /2/                                        3,302                  47,714
 T. Rowe Price Group                                            1,922                 125,507
                                                                                      399,435
LEISURE & RECREATION PRODUCTS (0.03%)
 Brunswick                                                      1,441                  54,369
LIFE & HEALTH INSURANCE (0.87%)
 Aflac                                                          7,430                 336,579
                                                Shares

                                                Held                                 Value

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COMMON STOCKS (CONTINUED)
LIFE & HEALTH INSURANCE (CONTINUED)
                                                                                 $
 Cigna                                                          1,905                 224,523
 Jefferson-Pilot /2/                                            1,996                 102,135
 Lincoln National                                               2,554                 132,859
 Prudential Financial                                           7,598                 513,321
 Torchmark                                                      1,545                  81,622
 UnumProvident                                                  4,411                  90,426
                                                                                    1,481,465
LINEN SUPPLY & RELATED ITEMS (0.05%)
 Cintas                                                         2,044                  83,906
MACHINERY-CONSTRUCTION & MINING (0.34%)
 Caterpillar                                                   10,022                 588,793
MACHINERY-FARM (0.13%)
 Deere                                                          3,572                 218,606
MEDICAL INFORMATION SYSTEM (0.05%)
 IMS Health                                                     3,343                  84,143
MEDICAL INSTRUMENTS (1.10%)
 Biomet                                                         3,696                 128,288
 Boston Scientific /1/                                          8,745                 204,371
 Guidant                                                        4,887                 336,666
 Medtronic                                                     17,934                 961,621
 St. Jude Medical /1/                                           5,399                 252,673
                                                                                    1,883,619
MEDICAL LABORATORY & TESTING SERVICE (0.13%)
 Laboratory Corp. of America Holdings /1/                       2,001                  97,469
 Quest Diagnostics                                              2,465                 124,581
                                                                                      222,050
MEDICAL PRODUCTS (2.23%)
 Baxter International                                           9,219                 367,562
 Becton Dickinson                                               3,701                 194,043
 Johnson & Johnson                                             44,051               2,787,547
 Stryker                                                        4,302                 212,648
 Zimmer Holdings /1/                                            3,663                 252,344
                                                                                    3,814,144
MEDICAL-BIOMEDICAL/GENE (1.20%)
 Amgen /1/                                                     18,271               1,455,650
 Biogen Idec /1/                                                5,010                 197,795
 Chiron /1/                                                     1,614                  70,403
 Genzyme /1/                                                    3,801                 272,304
 Millipore /1/                                                    764                  48,048
                                                                                    2,044,200
MEDICAL-DRUGS (4.75%)
 Abbott Laboratories                                           23,019                 976,006
 Allergan /2/                                                   1,937                 177,468
 Bristol-Myers Squibb                                          28,964                 696,874
 Eli Lilly                                                     16,790                 898,601
 Forest Laboratories /1/                                        5,033                 196,136
 King Pharmaceuticals /1/                                       3,580                  55,060
 Medimmune /1/                                                  3,648                 122,755
 Merck                                                         32,514                 884,706
 Pfizer                                                       109,147               2,725,401
 Schering-Plough                                               21,863                 460,216
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                                                Held                                 Value

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COMMON STOCKS (CONTINUED)
MEDICAL-DRUGS (CONTINUED)
                                                                                 $
 Wyeth                                                         19,861                 918,968
                                                                                    8,112,191
MEDICAL-GENERIC DRUGS (0.07%)
 Mylan Laboratories                                             3,237                  62,344
 Watson Pharmaceutical /1/                                      1,544                  56,526
                                                                                      118,870
MEDICAL-HMO (1.38%)
 Aetna                                                          4,294                 369,885
 Coventry Health Care /1/                                       1,590                 136,772
 Humana /1/                                                     2,405                 115,152
 UnitedHealth Group                                            18,705               1,051,221
 WellPoint /1/                                                  9,087                 688,976
                                                                                    2,362,006
MEDICAL-HOSPITALS (0.28%)
 HCA                                                            6,693                 320,728
 Health Management Associates /2/                               3,661                  85,924
 Tenet Healthcare /1/                                           6,939                  77,925
                                                                                      484,577
MEDICAL-NURSING HOMES (0.03%)
 Manor Care                                                     1,171                  44,978
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.30%)
 AmerisourceBergen                                              1,537                 118,810
 Cardinal Health                                                6,321                 401,004
                                                                                      519,814
METAL-ALUMINUM (0.18%)
 Alcoa                                                         12,919                 315,482
METAL-COPPER (0.11%)
 Phelps Dodge                                                   1,436                 186,579
METAL-DIVERSIFIED (0.07%)
 Freeport-McMoRan Copper & Gold                                 2,626                 127,597
MISCELLANEOUS INVESTING (0.66%)
 Apartment Investment & Management                              1,414                  54,835
 Archstone-Smith Trust                                          3,136                 125,032
 Equity Office Properties Trust                                 6,080                 198,877
 Equity Residential Properties Trust                            4,252                 160,938
 Prologis Trust                                                 3,658                 162,086
 Public Storage                                                 1,224                  82,008
 Simon Property Group                                           2,711                 200,939
 Vornado Realty Trust                                           1,746                 151,239
                                                                                    1,135,954
MONEY CENTER BANKS (1.47%)
 Bank of America                                               59,500               2,504,950
MOTORCYCLE & MOTOR SCOOTER (0.12%)
 Harley-Davidson                                                4,064                 196,860
MULTI-LINE INSURANCE (2.49%)
 Allstate                                                       9,727                 537,806
 American International Group                                  38,430               2,381,123
 Cincinnati Financial                                           2,588                 108,411
 Hartford Financial Services Group                              4,435                 342,249
 Loews                                                          2,007                 185,467
 MetLife                                                       11,203                 558,245
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                                                Held                                 Value

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COMMON STOCKS (CONTINUED)
MULTI-LINE INSURANCE (CONTINUED)
 XL Capital                                                     2,079            $    141,434
                                                                                    4,254,735
MULTIMEDIA (2.12%)
 McGraw-Hill                                                    5,535                 265,901
 Meredith                                                         621                  30,982
 News                                                          36,276                 565,543
 Time Warner /1/                                               69,514               1,258,898
 Viacom                                                        23,476                 774,943
 Walt Disney                                                   29,768                 718,302
                                                                                    3,614,569
NETWORKING PRODUCTS (1.12%)
 Cisco Systems /1/                                             94,637               1,696,841
 Lucent Technologies /1/ /2/                                   65,822                 213,922
                                                                                    1,910,763
NON-HAZARDOUS WASTE DISPOSAL (0.16%)
 Allied Waste Industries /1/ /2/                                3,231                  27,302
 Waste Management                                               8,324                 238,150
                                                                                      265,452
OFFICE AUTOMATION & EQUIPMENT (0.20%)
 Pitney Bowes                                                   3,389                 141,457
 Xerox /1/                                                     14,209                 193,953
                                                                                      335,410
OFFICE SUPPLIES & FORMS (0.05%)
 Avery Dennison                                                 1,636                  85,710
OIL & GAS DRILLING (0.39%)
 Nabors Industries /1/                                          2,332                 167,508
 Noble                                                          2,025                 138,632
 Rowan                                                          1,613                  57,245
 Transocean /1/                                                 4,869                 298,518
                                                                                      661,903
OIL COMPANY-EXPLORATION & PRODUCTION (1.41%)
 Anadarko Petroleum                                             3,500                 335,125
 Apache                                                         4,870                 366,321
 Burlington Resources                                           5,643                 458,889
 Devon Energy                                                   6,712                 460,712
 EOG Resources                                                  3,556                 266,344
 Kerr-McGee                                                     1,708                 165,864
 Murphy Oil                                                     2,431                 121,234
 XTO Energy                                                     5,350                 242,462
                                                                                    2,416,951
OIL COMPANY-INTEGRATED (6.19%)
 Amerada Hess                                                   1,183                 162,662
 ChevronTexaco                                                 33,348               2,158,616
 ConocoPhillips                                                20,613               1,441,055
 Exxon Mobil                                                   93,371               5,932,793
 Marathon Oil                                                   5,420                 373,601
 Occidental Petroleum                                           5,920                 505,746
                                                                                   10,574,473
OIL FIELD MACHINERY & EQUIPMENT (0.10%)
 National-Oilwell Varco /1/                                     2,568                 168,974
                                                Shares

                                                Held                                 Value

-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL REFINING & MARKETING (0.39%)
                                                                                 $
 Sunoco                                                         2,023                 158,199
 Valero Energy                                                  4,526                 511,709
                                                                                      669,908
OIL-FIELD SERVICES (1.09%)
 Baker Hughes                                                   5,045                 301,086
 BJ Services                                                    4,773                 171,780
 Halliburton                                                    7,527                 515,750
 Schlumberger                                                   8,712                 735,118
 Weatherford International /1/ /2/                              2,050                 140,753
                                                                                    1,864,487
OPTICAL SUPPLIES (0.04%)
 Bausch & Lomb                                                    796                  64,221
PAPER & RELATED PRODUCTS (0.31%)
 Georgia-Pacific                                                3,853                 131,233
 International Paper                                            7,264                 216,467
 Louisiana-Pacific                                              1,642                  45,467
 MeadWestvaco                                                   2,725                  75,265
 Temple-Inland                                                  1,673                  68,342
                                                                                      536,774
PHARMACY SERVICES (0.42%)
 Caremark Rx /1/                                                6,664                 332,733
 Express Scripts /1/                                            2,201                 136,902
 Medco Health Solutions /1/                                     4,508                 247,174
                                                                                      716,809
PHOTOGRAPHIC EQUIPMENT & SUPPLIES (0.06%)
 Eastman Kodak /2/                                              4,253                 103,476
PIPELINES (0.30%)
 Dynegy /1/ /2/                                                 4,242                  19,980
 El Paso                                                        9,764                 135,719
 Kinder Morgan                                                  1,415                 136,066
 Williams                                                       8,473                 212,249
                                                                                      504,014
POWER CONVERTER & SUPPLY EQUIPMENT (0.04%)
 American Power Conversion                                      2,532                  65,579
PRINTING-COMMERCIAL (0.07%)
 R.R. Donnelley & Sons                                          3,179                 117,846
PROPERTY & CASUALTY INSURANCE (0.77%)
 ACE                                                            4,270                 200,989
 Chubb                                                          2,937                 263,008
 Progressive                                                    2,920                 305,928
 Safeco                                                         1,852                  98,860
 St. Paul Travelers                                            10,003                 448,835
                                                                                    1,317,620
PUBLICLY TRADED INVESTMENT FUND (0.28%)
 iShares S&P 500 Index Fund /2/                                 3,930                 482,801
PUBLISHING-NEWSPAPERS (0.32%)
 Dow Jones                                                        871                  33,264
 Gannett                                                        3,615                 248,820
 Knight Ridder /2/                                              1,028                  60,323
 New York Times /2/                                             2,151                  63,992
                                                Shares

                                                Held                                 Value

-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PUBLISHING-NEWSPAPERS (CONTINUED)
 Tribune                                                        3,926            $    133,052
                                                                                      539,451
REGIONAL BANKS (2.90%)
 Comerica                                                       2,477                 145,896
 Fifth Third Bancorp                                            8,236                 302,508
 Huntington Bancshares /2/                                      3,418                  76,803
 KeyCorp                                                        6,061                 195,467
 National City                                                  8,421                 281,598
 PNC Financial Services Group                                   4,306                 249,834
 SunTrust Banks                                                 5,369                 372,877
 U.S. Bancorp                                                  27,065                 759,985
 Wachovia                                                      23,358               1,111,607
 Wells Fargo                                                   24,998               1,464,133
                                                                                    4,960,708
RETAIL-APPAREL & SHOE (0.22%)
 Gap                                                            8,581                 149,567
 Limited Brands                                                 5,170                 105,623
 Nordstrom                                                      3,279                 112,535
                                                                                      367,725
RETAIL-AUTO PARTS (0.04%)
 AutoZone /1/                                                     823                  68,515
RETAIL-AUTOMOBILE (0.03%)
 AutoNation /1/                                                 2,670                  53,320
RETAIL-BEDDING (0.10%)
 Bed Bath & Beyond /1/                                          4,379                 175,948
RETAIL-BUILDING PRODUCTS (1.14%)
 Home Depot                                                    31,695               1,208,847
 Lowe's                                                        11,546                 743,563
                                                                                    1,952,410
RETAIL-CONSUMER ELECTRONICS (0.21%)
 Best Buy                                                       5,995                 260,962
 Circuit City Stores                                            2,436                  41,802
 RadioShack                                                     1,989                  49,327
                                                                                      352,091
RETAIL-DISCOUNT (1.70%)
 Big Lots /1/                                                   1,686                  18,529
 Costco Wholesale                                               7,096                 305,767
 Dollar General                                                 4,753                  87,170
 Family Dollar Stores                                           2,442                  48,523
 Target                                                        13,101                 680,335
 TJX                                                            6,900                 141,312
 Wal-Mart Stores                                               36,986               1,620,726
                                                                                    2,902,362
RETAIL-DRUG STORE (0.59%)
 CVS                                                           12,038                 349,222
 Walgreen                                                      15,140                 657,833
                                                                                    1,007,055
RETAIL-JEWELRY (0.05%)
 Tiffany                                                        2,109                  83,875
RETAIL-MAJOR DEPARTMENT STORE (0.21%)
 J.C. Penney                                                    3,708                 175,833
                                                Shares

                                                Held                                 Value

-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-MAJOR DEPARTMENT STORE (CONTINUED)
 Sears Holdings /1/                                             1,514            $    188,372
                                                                                      364,205
RETAIL-OFFICE SUPPLIES (0.24%)
 Office Depot /1/                                               4,685                 139,145
 OfficeMax                                                      1,047                  33,158
 Staples                                                       10,882                 232,004
                                                                                      404,307
RETAIL-REGIONAL DEPARTMENT STORE (0.32%)
 Dillard's                                                        953                  19,899
 Federated Department Stores                                    3,926                 262,531
 Kohl's /1/                                                     5,104                 256,119
                                                                                      538,549
RETAIL-RESTAURANTS (0.73%)
 Darden Restaurants                                             1,989                  60,406
 McDonald's                                                    18,512                 619,967
 Starbucks /1/                                                  5,690                 285,069
 Wendy's International                                          1,711                  77,252
 Yum! Brands                                                    4,227                 204,629
                                                                                    1,247,323
RUBBER-TIRES (0.03%)
 Cooper Tire & Rubber                                             907                  13,850
 Goodyear Tire & Rubber /1/ /2/                                 2,607                  40,643
                                                                                       54,493
SAVINGS & LOANS-THRIFTS (0.50%)
 Golden West Financial                                          3,784                 224,732
 Sovereign Bancorp                                              5,356                 118,046
 Washington Mutual                                             13,024                 510,801
                                                                                      853,579
SCHOOLS (0.08%)
 Apollo Group /1/                                               2,166                 143,801
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.34%)
 Analog Devices                                                 5,515                 204,827
 Linear Technology                                              4,543                 170,771
 Maxim Integrated Products                                      4,856                 207,109
                                                                                      582,707
SEMICONDUCTOR EQUIPMENT (0.38%)
 Applied Materials /1/                                         24,027                 407,498
 Kla-Tencor                                                     2,926                 142,672
 Novellus Systems /1/                                           2,052                  51,464
 Teradyne /1/                                                   2,914                  48,081
                                                                                      649,715
STEEL PRODUCERS (0.12%)
 Nucor                                                          2,314                 136,503
 United States Steel                                            1,692                  71,656
                                                                                      208,159
STEEL-SPECIALTY (0.02%)
 Allegheny Technologies                                         1,246                  38,601
TELECOMMUNICATION EQUIPMENT (0.21%)
 ADC Telecommunications /1/ /2/                                 1,725                  39,434
 Andrew /1/                                                     2,406                  26,827
 Avaya /1/ /2/                                                  6,281                  64,694
 Comverse Technology /1/                                        2,981                  78,311
                                                Shares

                                                Held                                 Value

-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELECOMMUNICATION EQUIPMENT (CONTINUED)
 Scientific-Atlanta                                             2,269            $     85,110
 Tellabs /1/                                                    6,627                  69,716
                                                                                      364,092
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.29%)
 CIENA /1/                                                      8,559                  22,596
 Corning /1/                                                   21,799                 421,375
 JDS Uniphase /1/ /2/                                          24,407                  54,183
                                                                                      498,154
TELEPHONE-INTEGRATED (2.98%)
 ALLTEL                                                         5,654                 368,132
 AT&T                                                          11,877                 235,165
 BellSouth                                                     27,135                 713,650
 CenturyTel                                                     1,924                  67,302
 Citizens Communications                                        5,082                  68,861
 Qwest Communications International /1/                        22,584                  92,594
 SBC Communications                                            48,927               1,172,780
 Sprint Nextel                                                 43,434               1,032,861
 Verizon Communications                                        40,949               1,338,623
                                                                                    5,089,968
TELEVISION (0.05%)
 Univision Communications /1/                                   3,409                  90,441
THERAPEUTICS (0.19%)
 Gilead Sciences /1/                                            6,752                 329,228
TOBACCO (1.45%)
 Altria Group                                                  30,734               2,265,403
 Reynolds American                                              1,266                 105,104
 UST /2/                                                        2,434                 101,887
                                                                                    2,472,394
TOOLS-HAND HELD (0.10%)
 Black & Decker                                                 1,192                  97,851
 Snap-On                                                          856                  30,919
 Stanley Works                                                  1,075                  50,181
                                                                                      178,951
TOYS (0.09%)
 Hasbro                                                         2,651                  52,092
 Mattel                                                         5,978                  99,713
                                                                                      151,805
TRANSPORT-RAIL (0.59%)
 Burlington Northern Santa Fe                                   5,530                 330,694
 CSX                                                            3,213                 149,340
 Norfolk Southern                                               5,991                 242,995
 Union Pacific                                                  3,906                 280,060
                                                                                    1,003,089
TRANSPORT-SERVICES (0.91%)
 FedEx                                                          4,484                 390,691
 Ryder System                                                     951                  32,543
 United Parcel Service                                         16,397               1,133,525
                                                                                    1,556,759
TRAVEL SERVICES (0.02%)
 Sabre Holdings                                                 1,942                  39,384
                                                Shares

                                                Held                                 Value

-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
WEB PORTALS (0.37%)
 Yahoo /1/                                                     18,570            $    628,409




WIRELESS EQUIPMENT (1.10%)
 Motorola                                                      36,563                 807,677
 Qualcomm                                                      24,144               1,080,444
                                                                                    1,888,121
                                                 TOTAL COMMON STOCKS              164,405,826

                                                Principal

                                                Amount                               Value

-----------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (3.52%)
FINANCE-OTHER SERVICES (3.52%)
 Investment in Joint Trading Account;
  HSBC Funding
                                                           $                     $
  3.88%; 10/03/05                                           6,006,353               6,006,353
                                              TOTAL COMMERCIAL PAPER                6,006,353

                                                Maturity

                                                Amount                               Value

-----------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (1.83%)
  Morgan Stanley; 3.34%; dated 09/30/05
  maturing 10/03/05 (collateralized by U.S.
  Treasury Strips; $3,195,661; 08/15/19 -
  08/15/25) /4/                                            $3,133,872            $  3,133,000
                                         TOTAL REPURCHASE AGREEMENTS                3,133,000
                                                                                 ------------

                               TOTAL PORTFOLIO INVESTMENTS (101.55%)              173,545,179
OTHER ASSETS AND LIABILITIES, NET (-1.55%)                                         (2,652,564)
                                          TOTAL NET ASSETS (100.00%)             $170,892,615
                                                                                 ---------------

                            SCHEDULE OF INVESTMENTS
                          LARGECAP STOCK INDEX ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)

                            SCHEDULE OF INVESTMENTS
                          LARGECAP STOCK INDEX ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)

                            SCHEDULE OF INVESTMENTS
                          LARGECAP STOCK INDEX ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)

                            SCHEDULE OF INVESTMENTS
                          LARGECAP STOCK INDEX ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)

                            SCHEDULE OF INVESTMENTS
                          LARGECAP STOCK INDEX ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)

                            SCHEDULE OF INVESTMENTS
                          LARGECAP STOCK INDEX ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)

                            SCHEDULE OF INVESTMENTS
                          LARGECAP STOCK INDEX ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)


  Contract                   Opening       Current      Unrealized
    Type       Commitment  Market Value  Market Value   Gain(Loss)
-------------------------------------------------------------------
FUTURES CONTRACTS
17 S&P 500       Buy        $5,267,813    $5,245,775    $ (22,038)
December 2005
Futures

                            SCHEDULE OF INVESTMENTS
                          LARGECAP STOCK INDEX ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)


/1 /Non-income producing security.
/2 /Security or a portion of the security was on loan at the end of the period. /3 /Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $1,363,635 or 0.80% of net assets.
/4 /Security was purchased with the cash proceeds from securities loans.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation                      $ 31,691,920
Unrealized Depreciation                       (24,047,431)
                                             ------------
Net Unrealized Appreciation (Depreciation)      7,644,489
Cost for federal income tax purposes         $165,900,690





 AFFILIATED SECURITIES (ON A U.S. FEDERAL TAX BASIS)

                                             DECEMBER 31, 2004          PURCHASES               SALES         SEPTEMBER 30, 2005
                                             ------------------  ------------------------  ----------------  -------------------
                                             SHARES     COST     SHARES             COST   SHARES  PROCEEDS    SHARES       COST
                                             -------  ---------  ------            ------  ------  --------  ----------  ----------
 LARGECAP STOCK INDEX ACCOUNT
 Principal Financial Group                    4,182   $124,203     94              $3,680  4,276   $185,913      --          $--
 (parent company of Principal Financial
 Services, Inc.)


                                                            REALIZED GAIN/LOSS
                                             DIVIDENDS        ON INVESTMENTS
                                             ---------     --------------------
 LARGECAP STOCK INDEX ACCOUNT
   Principal Financial Group                    $--              $58,030
    (parent company of Principal
 Financial Services, Inc.)

                            SCHEDULE OF INVESTMENTS
                             LARGECAP VALUE ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)

                                                Shares

                                                Held                               Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (94.87%)
ADVERTISING AGENCIES (0.52%)
                                                                                $
 Interpublic Group /1/                                        49,300                 573,852
AEROSPACE & DEFENSE (0.85%)
 Boeing                                                        8,200                 557,190
 Northrop Grumman                                              7,100                 385,885
                                                                                     943,075
AEROSPACE & DEFENSE EQUIPMENT (0.92%)
 Goodrich                                                     12,700                 563,118
 Lockheed Martin                                               7,400                 451,696
                                                                                   1,014,814
AGRICULTURAL OPERATIONS (0.34%)
 Bunge                                                         7,200                 378,864
APPAREL MANUFACTURERS (0.72%)
 Jones Apparel Group                                          13,700                 390,450
 VF                                                            7,050                 408,688
                                                                                     799,138
APPLICATIONS SOFTWARE (0.46%)
 Microsoft                                                    19,600                 504,308
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (1.10%)
 American Axle & Manufacturing Holdings                        4,100                  94,628
 Autoliv                                                       9,500                 413,250
 BorgWarner                                                    4,800                 271,008
 Dana /2/                                                     13,225                 124,447
 Lear                                                          1,500                  50,955
 Magna International /2/                                       3,500                 262,010
                                                                                   1,216,298
BEVERAGES-NON-ALCOHOLIC (0.78%)
 Coca-Cola                                                     7,000                 302,330
 PepsiCo                                                       9,800                 555,758
                                                                                     858,088
BREWERY (0.23%)
 Molson Coors Brewing                                          3,900                 249,639
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.92%)
 Masco                                                        14,800                 454,064
 Vulcan Materials                                              7,625                 565,851
                                                                                   1,019,915
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.42%)
 Martin Marietta Materials                                     5,850                 458,991
CABLE TV (0.95%)
 Comcast /1/                                                  35,541               1,044,195
CHEMICALS-DIVERSIFIED (0.99%)
 E. I. Du Pont de Nemours                                     15,600                 611,052
 PPG Industries                                                8,100                 479,439
                                                                                   1,090,491
CHEMICALS-SPECIALTY (0.48%)
 Eastman Chemical                                              2,300                 108,031
 Lubrizol                                                      9,700                 420,301
                                                                                     528,332
COMMERCIAL BANKS (0.22%)
 BB&T                                                          6,200                 242,110
                                                Shares

                                                Held                               Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTER SERVICES (0.67%)
                                                                                $
 Electronic Data Systems                                      32,900                 738,276
COMPUTERS (2.17%)
 Hewlett-Packard                                              71,482               2,087,274
 International Business Machines                               3,900                 312,858
                                                                                   2,400,132
CONSUMER PRODUCTS-MISCELLANEOUS (0.84%)
 Clorox                                                       11,700                 649,818
 Kimberly-Clark                                                4,700                 279,791
                                                                                     929,609
CONTAINERS-METAL & GLASS (0.38%)
 Owens-Illinois /1/                                           20,200                 416,524
CONTAINERS-PAPER & PLASTIC (0.20%)
 Smurfit-Stone Container /1/                                  21,200                 219,632
DISTRIBUTION-WHOLESALE (0.14%)
 Tech Data /1/                                                 4,250                 156,018
DIVERSIFIED MANUFACTURING OPERATIONS (3.47%)
 Cooper Industries                                             2,025                 140,009
 Crane                                                         7,000                 208,180
 Eaton                                                         5,850                 371,767
 General Electric                                             55,500               1,868,685
 Honeywell International                                       2,700                 101,250
 Ingersoll-Rand                                                8,200                 313,486
 SPX                                                           8,800                 404,360
 Textron                                                       5,900                 423,148
                                                                                   3,830,885
ELECTRIC-INTEGRATED (2.96%)
 American Electric Power                                      15,750                 625,275
 Constellation Energy Group                                    2,100                 129,360
 Edison International                                          2,100                  99,288
 Entergy                                                       9,150                 680,028
 Exelon                                                       11,400                 609,216
 FirstEnergy                                                  14,400                 750,528
 Northeast Utilities                                           5,300                 105,735
 Puget Energy                                                  1,300                  30,524
 Xcel Energy                                                  12,200                 239,242
                                                                                   3,269,196
ELECTRONIC COMPONENTS-MISCELLANEOUS (1.25%)
 Celestica /1/                                                26,500                 299,715
 Flextronics International /1/                                40,000                 514,000
 Sanmina /1/                                                  67,100                 287,859
 Solectron /1/                                                71,800                 280,738
                                                                                   1,382,312
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.68%)
 Agere Systems /1/                                            24,770                 257,856
 Intel                                                        20,000                 493,000
                                                                                     750,856
ELECTRONIC PARTS DISTRIBUTION (0.26%)
 Arrow Electronics /1/                                         9,000                 282,240
FIDUCIARY BANKS (0.47%)
 Mellon Financial                                             16,400                 524,308
                                                Shares

                                                Held                               Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FINANCE-INVESTMENT BANKER & BROKER (10.27%)
                                                                                $
 Citigroup                                                   103,075               4,691,974
 Goldman Sachs Group                                           7,400                 899,692
 JP Morgan Chase                                              49,790               1,689,375
 Lehman Brothers Holdings                                      9,300               1,083,264
 Merrill Lynch                                                25,000               1,533,750
 Morgan Stanley                                               26,700               1,440,198
                                                                                  11,338,253
FINANCE-MORTGAGE LOAN/BANKER (2.72%)
 Countrywide Financial                                        19,500                 643,110
 Federal Home Loan Mortgage                                   20,400               1,151,784
 Federal National Mortgage Association                        26,825               1,202,296
                                                                                   2,997,190
FINANCIAL GUARANTEE INSURANCE (0.55%)
 MBIA                                                          5,200                 315,224
 MGIC Investment                                               4,500                 288,900
                                                                                     604,124
FOOD-MISCELLANEOUS/DIVERSIFIED (2.33%)
 ConAgra Foods                                                 3,800                  94,050
 General Mills                                                15,600                 751,920
 Kellogg                                                      11,300                 521,269
 Kraft Foods /2/                                               9,100                 278,369
 Sara Lee                                                     25,000                 473,750
 Unilever                                                      6,400                 457,280
                                                                                   2,576,638
FOOD-RETAIL (1.15%)
 Kroger /1/                                                   31,000                 638,290
 Safeway                                                      24,675                 631,680
                                                                                   1,269,970
FOOD-WHOLESALE & DISTRIBUTION (0.30%)
 SUPERVALU                                                    10,500                 326,760
GAS-DISTRIBUTION (0.36%)
 Sempra Energy                                                 8,400                 395,304
HOME DECORATION PRODUCTS (0.44%)
 Newell Rubbermaid                                            21,500                 486,975
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.10%)
 Waddell & Reed Financial                                      5,500                 106,480
LIFE & HEALTH INSURANCE (0.70%)
 Prudential Financial                                         11,400                 770,184
MEDICAL-DRUGS (4.75%)
 Bristol-Myers Squibb                                         14,250                 342,855
 Eli Lilly                                                    10,000                 535,200
 Merck                                                        45,975               1,250,980
 Pfizer                                                      124,500               3,108,765
                                                                                   5,237,800
MEDICAL-HOSPITALS (0.23%)
 HCA                                                           4,500                 215,640
 Tenet Healthcare /1/                                          3,000                  33,690
                                                                                     249,330
                                                Shares

                                                Held                               Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.31%)
                                                                                $
 AmerisourceBergen                                             4,500                 347,850
MONEY CENTER BANKS (3.12%)
 Bank of America                                              81,936               3,449,506
MULTI-LINE INSURANCE (4.10%)
 Allstate                                                     12,100                 669,009
 American International Group                                 16,900               1,047,124
 Genworth Financial                                           19,500                 628,680
 Hartford Financial Services Group                            11,300                 872,021
 MetLife                                                      16,250                 809,737
 XL Capital                                                    7,300                 496,619
                                                                                   4,523,190
MULTIMEDIA (2.20%)
 Time Warner /1/                                              78,200               1,416,202
 Viacom                                                       28,175                 930,057
 Walt Disney                                                   3,300                  79,629
                                                                                   2,425,888
OIL & GAS DRILLING (2.70%)
 Diamond Offshore Drilling                                    11,000                 673,750
 ENSCO International                                          14,500                 675,555
 GlobalSantaFe                                                12,300                 561,126
 Noble                                                         8,300                 568,218
 Rowan                                                        14,100                 500,409
                                                                                   2,979,058
OIL COMPANY-INTEGRATED (12.11%)
 BP Amoco                                                      6,800                 481,780
 ChevronTexaco                                                31,350               2,029,285
 ConocoPhillips                                               26,850               1,877,084
 Exxon Mobil                                                 101,600               6,455,664
 Marathon Oil                                                 14,900               1,027,057
 Occidental Petroleum                                         10,975                 937,594
 Total /2/                                                     4,100                 556,862
                                                                                  13,365,326
PAPER & RELATED PRODUCTS (0.35%)
 Temple-Inland                                                 9,400                 383,990
PHARMACY SERVICES (0.61%)
 Medco Health Solutions /1/                                   12,300                 674,409
POWER CONVERTER & SUPPLY EQUIPMENT (0.29%)
 Hubbell                                                       6,775                 317,951
PROPERTY & CASUALTY INSURANCE (1.65%)
 ACE                                                           5,000                 235,350
 Chubb                                                         5,425                 485,809
 St. Paul Travelers                                           24,613               1,104,385
                                                                                   1,825,544
REGIONAL BANKS (5.71%)
 Comerica                                                      9,200                 541,880
 Huntington Bancshares                                        23,875                 536,471
 KeyCorp                                                       9,175                 295,894
 National City                                                20,825                 696,388
 PNC Financial Services Group                                  5,500                 319,110
 SunTrust Banks                                                9,975                 692,764
 U.S. Bancorp                                                 21,000                 589,680
 Wachovia                                                     38,450               1,829,835
                                                Shares

                                                Held                               Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
REGIONAL BANKS (CONTINUED)
                                                                                $
 Wells Fargo                                                  13,750                 805,338
                                                                                   6,307,360
REINSURANCE (0.38%)
 RenaissanceRe Holdings /2/                                    9,500                 415,435
RETAIL-APPAREL & SHOE (0.81%)
 Gap                                                           9,100                 158,613
 Limited Brands                                               23,900                 488,277
 Nordstrom                                                     7,200                 247,104
                                                                                     893,994
RETAIL-DISCOUNT (0.34%)
 Target                                                        7,300                 379,089
RETAIL-OFFICE SUPPLIES (0.72%)
 Office Depot /1/                                             26,775                 795,218
RETAIL-RESTAURANTS (0.86%)
 McDonald's                                                   28,200                 944,418
RUBBER-TIRES (0.08%)
 Cooper Tire & Rubber                                          5,800                  88,566
SAVINGS & LOANS-THRIFTS (1.05%)
 Astoria Financial                                             7,650                 202,113
 Washington Mutual                                            24,475                 959,909
                                                                                   1,162,022
STEEL PRODUCERS (0.61%)
 United States Steel                                          15,900                 673,365
TELECOMMUNICATION EQUIPMENT (0.81%)
 ADC Telecommunications /1/ /2/                               16,514                 377,510
 Nortel Networks /1/                                          31,400                 102,364
 Tellabs /1/                                                  39,300                 413,436
                                                                                     893,310
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.71%)
 Corning /1/                                                  40,800                 788,664
TELEPHONE-INTEGRATED (3.71%)
 BellSouth                                                     8,500                 223,550
 SBC Communications                                           22,300                 534,531
 Sprint Nextel                                                59,300               1,410,154
 Verizon Communications                                       58,800               1,922,172
                                                                                   4,090,407
TOBACCO (2.38%)
 Altria Group                                                 28,800               2,122,848
 UST /2/                                                      12,100                 506,506
                                                                                   2,629,354
TOYS (0.31%)
 Mattel                                                       20,300                 338,604
TRANSPORT-RAIL (1.56%)
 Burlington Northern Santa Fe                                  5,350                 319,930
 CSX                                                          13,000                 604,240
 Norfolk Southern                                             19,600                 794,976
                                                                                   1,719,146
                                                Shares

                                                Held                               Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
WIRELESS EQUIPMENT (0.10%)
                                                                                $
 Nokia                                                         6,800                 114,988
                                                TOTAL COMMON STOCKS              104,707,758

                                                Maturity

                                                Amount                             Value

---------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (2.29%)
 Morgan Stanley; 3.34%; dated 09/30/05
  maturing 10/03/05 (collateralized by U.S.
  Treasury Strips; $2,579,581;
  08/15/19-08/15/25)/3/                                   $2,529,704            $  2,529,000
                                        TOTAL REPURCHASE AGREEMENTS                2,529,000
                                                                                ------------

                               TOTAL PORTFOLIO INVESTMENTS (97.16%)              107,236,758
OTHER ASSETS AND LIABILITIES, NET (2.84%)                                          3,132,604
                                         TOTAL NET ASSETS (100.00%)             $110,369,362
                                                                                --------------

                            SCHEDULE OF INVESTMENTS
                             LARGECAP VALUE ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)

                            SCHEDULE OF INVESTMENTS
                             LARGECAP VALUE ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)


/1 /Non-income producing security.
/2 /Security or a portion of the security was on loan at the end of the period. /3 /Security was purchased with the cash proceeds from securities loans.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation                      $17,718,001
Unrealized Depreciation                       (4,124,480)
                                             -----------
Net Unrealized Appreciation (Depreciation)    13,593,521
Cost for federal income tax purposes         $93,643,237

                            SCHEDULE OF INVESTMENTS
                           LIMITED TERM BOND ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)

                                                       Principal
                                                         Amount                 Value
-----------------------------------------------------------------------------------------------
BONDS (86.80%)
AEROSPACE & DEFENSE (0.39%)
 Northrop Grumman
                                                       $                     $
  4.08%; 11/16/06                                          70,000                 69,636
  7.00%; 03/01/06                                         200,000                202,187
 Raytheon
  6.75%; 08/15/07                                          29,000                 29,967
                                                                                 301,790
AEROSPACE & DEFENSE EQUIPMENT (0.09%)
 United Technologies
  4.88%; 11/01/06                                          70,000                 70,412
AGRICULTURAL OPERATIONS (0.64%)
 Bunge Limited Finance
  4.38%; 12/15/08                                         300,000                295,687
 Cargill
  3.63%; 03/04/09 /1/                                     200,000                193,358
                                                                                 489,045
AIRLINES (0.09%)
 Southwest Airlines
  5.50%; 11/01/06                                          70,000                 70,756
ASSET BACKED SECURITIES (3.15%)
 Bear Stearns Asset Backed Securities
  4.07%; 02/25/35 /2/                                     150,000                150,089
  4.43%; 03/25/34 /2/                                     100,000                 99,997
 Chase Funding Mortgage Loan Asset Backed
  Certificates
  4.21%; 03/25/29                                         323,923                322,156
  4.34%; 08/25/28                                          42,566                 42,425
  4.88%; 08/25/28                                          17,373                 17,344
 Countrywide Asset Backed Certificates
  3.61%; 04/25/30                                         106,044                105,657
  4.11%; 11/25/35                                         100,000                 99,998
  4.32%; 10/25/35 /2/                                     150,000                148,572
 Equity One ABS
  4.26%; 07/25/34 /2/                                     200,000                198,871
 Financial Asset Securities Corp. AAA Trust
  4.10%; 02/27/35 /1/ /2/                                 100,000                100,051
 Master Asset Backed Securities Trust
  4.33%; 03/25/35 /2/                                     200,000                199,852
 Morgan Stanley ABS Capital I
  4.12%; 11/25/34 /2/                                     200,000                200,345
 Nomura Asset Acceptance
  4.06%; 06/25/35 /2/                                     129,168                129,165
 Residential Asset Mortgage Products
  4.06%; 12/25/34 /2/                                     200,000                200,273
 SACO I Trust
  4.10%; 04/25/35 /2/                                     200,000                199,996
 Structured Asset Securities
  4.05%; 03/25/35 /2/                                     200,000                200,109
                                                                               2,414,900
                                                       Principal
                                                         Amount                 Value
-----------------------------------------------------------------------------------------------
BONDS (CONTINUED)
AUTO-CARS & LIGHT TRUCKS (0.82%)
 American Honda Finance
                                                       $                     $
  3.91%; 03/08/07 /1/ /2/                                 175,000                175,204
 DaimlerChrysler Holding
  4.03%; 03/07/07 /2/                                     150,000                149,777
  4.43%; 05/24/06 /2/                                     100,000                100,279
  7.25%; 01/18/06                                         110,000                110,864
 Nissan Motor Acceptance
  4.63%; 03/08/10 /1/                                      90,000                 88,392
                                                                                 624,516
AUTOMOBILE SEQUENTIAL (4.80%)
 Capital Auto Receivables Asset Trust
  3.58%; 10/16/06                                         132,416                132,300
  4.14%; 06/15/10 /2/                                     100,000                100,561
 Chase Manhattan Auto Owner Trust
  2.06%; 12/15/09                                         475,000                461,555
  4.21%; 01/15/09                                         290,582                290,621
  4.24%; 09/15/08                                         150,303                150,334
 DaimlerChrysler Auto Trust
  2.88%; 10/08/09                                         200,000                197,333
  3.09%; 01/08/08                                         169,629                168,435
 Ford Credit Auto Owner Trust
  2.70%; 06/15/07                                         640,330                636,659
 Honda Auto Receivables Owner Trust
  2.48%; 07/18/08                                         410,000                405,477
  2.70%; 03/17/08                                         404,719                400,559
  4.49%; 09/17/07                                          92,099                 92,123
 M&I Auto Loan Trust
  3.04%; 10/20/08                                          66,498                 66,150
 Nissan Auto Receivables Owner Trust
  1.89%; 12/15/06                                           8,448                  8,435
  2.70%; 12/17/07                                         100,000                 98,785
  3.33%; 01/15/08                                          81,768                 81,656
 Toyota Auto Receivables Owner Trust
  4.39%; 05/15/09                                         235,100                235,152
 WFS Financial Owner Trust
  4.50%; 05/17/13                                         160,000                158,465
                                                                               3,684,600
BEVERAGES-WINE & SPIRITS (0.05%)
 Diageo Capital
  3.38%; 03/20/08                                          15,000                 14,559
  4.38%; 05/03/10                                          25,000                 24,594
                                                                                  39,153
BREWERY (0.56%)
 Coors Brewing
  6.38%; 05/15/12                                         100,000                105,952
 Miller Brewing
  4.25%; 08/15/08 /1/                                     325,000                320,385
                                                                                 426,337
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.23%)
 Masco
  4.05%; 03/09/07 /1/ /2/                                 175,000                175,389
CABLE TV (0.39%)
 Comcast
  5.50%; 03/15/11                                         125,000                127,382
                                                       Principal
                                                         Amount                 Value
-----------------------------------------------------------------------------------------------
BONDS (CONTINUED)
CABLE TV (CONTINUED)
 Cox Communications
                                                       $                     $
  4.63%; 01/15/10                                         125,000                122,219
 TCI Communications
  7.61%; 10/04/05                                          50,000                 50,000
                                                                                 299,601
CASINO HOTELS (0.18%)
 Harrah's Operating
  7.50%; 01/15/09                                         125,000                134,143
CELLULAR TELECOMMUNICATIONS (0.64%)
 America Movil
  4.29%; 04/27/07 /2/                                     200,000                200,700
 AT&T Wireless Services
  7.35%; 03/01/06                                          75,000                 75,871
 Cingular Wireless
  5.63%; 12/15/06                                          70,000                 70,848
 Verizon Wireless Capital
  5.38%; 12/15/06                                         145,000                146,407
                                                                                 493,826
CHEMICALS-DIVERSIFIED (0.03%)
 Chevron Phillips Chemical
  5.38%; 06/15/07                                          25,000                 25,209
COATINGS & PAINT (0.09%)
 Valspar
  6.00%; 05/01/07                                          70,000                 71,148
COMMERCIAL BANKS (0.46%)
 AmSouth Bank
  2.82%; 11/03/06                                          20,000                 19,633
 ANZ National Bank International
  3.65%; 04/14/08 /1/ /2/                                 100,000                100,090
 First Union National Bank
  7.88%; 02/15/10                                         125,000                140,421
 Key Bank
  3.86%; 11/03/09 /2/                                      75,000                 75,000
 Union Planters Bank
  5.13%; 06/15/07                                          20,000                 20,123
                                                                                 355,267
COMMERCIAL MORTGAGE BACKED SECURITY (1.20%)
 Bear Stearns Alt-A Trust
  4.11%; 07/25/35 /2/                                      77,262                 77,246
 Structured Adjustable Rate Mortgage Loan Trust
  4.08%; 03/25/35 /2/                                     125,000                124,904
  4.53%; 08/25/34 /2/                                     224,360                224,544
  4.71%; 07/25/34 /2/                                     500,000                493,390
                                                                                 920,084
COMMERCIAL SERVICE-FINANCE (0.02%)
 Equifax
  4.95%; 11/01/07                                          15,000                 15,112
COMMERCIAL SERVICES (0.12%)
 Aramark Services
  5.00%; 06/01/12                                          95,000                 92,702
                                                       Principal
                                                         Amount                 Value
-----------------------------------------------------------------------------------------------
BONDS (CONTINUED)
COMPUTER SERVICES (0.09%)
 Affiliated Computer Services
                                                       $                     $
  4.70%; 06/01/10                                          70,000                 68,424
CREDIT CARD ASSET BACKED SECURITIES (1.79%)
 Bank One Issuance Trust
  2.94%; 06/16/08                                         265,000                264,915
  4.14%; 12/15/10 /2/                                     150,000                150,823
 Capital One Multi-Asset Execution Trust
  3.99%; 12/15/09 /2/                                      75,000                 75,095
 Chase Credit Card Master Trust
  3.97%; 05/15/09 /2/                                     100,000                 99,990
  4.10%; 01/17/11 /2/                                     225,000                226,204
 Citibank Credit Card Issuance Trust
  4.29%; 06/25/09 /2/                                     100,000                100,354
 Citibank Credit Card Master Trust I
  5.88%; 03/10/11                                         200,000                208,039
 Discover Card Master Trust I
  3.95%; 04/16/10 /2/                                     100,000                 99,862
  5.15%; 10/15/09                                         150,000                151,433
                                                                               1,376,715
DATA PROCESSING & MANAGEMENT (0.26%)
 Certegy
  4.75%; 09/15/08                                         200,000                200,472
DIVERSIFIED FINANCIAL SERVICES (0.87%)
 General Electric Capital
  3.75%; 12/15/09                                         100,000                 96,572
  3.80%; 03/04/08 /2/                                     200,000                199,981
  3.84%; 01/15/08 /2/                                      75,000                 75,040
  3.85%; 02/02/09 /2/                                      80,000                 80,209
 John Deere Capital
  3.63%; 05/25/07                                          50,000                 49,262
 NiSource Finance
  3.20%; 11/01/06                                          45,000                 44,278
  7.63%; 11/15/05                                         125,000                125,460
                                                                                 670,802
DIVERSIFIED MANUFACTURING OPERATIONS (0.22%)
 Dover
  6.45%; 11/15/05                                          64,000                 64,138
 Tyco International Group
  6.13%; 01/15/09                                         100,000                103,760
                                                                                 167,898
ELECTRIC-DISTRIBUTION (0.03%)
 Detroit Edison
  5.05%; 10/01/05                                          20,000                 20,000
ELECTRIC-INTEGRATED (3.39%)
 Alabama Power
  2.80%; 12/01/06                                          10,000                  9,812
  4.03%; 08/25/09 /2/                                     110,000                110,296
 Consolidated Edison
  3.63%; 08/01/08                                          60,000                 58,420
 Constellation Energy Group
  6.13%; 09/01/09                                         125,000                130,178
 Dominion Resources
  4.09%; 05/15/06 /2/                                      80,000                 80,106
  4.30%; 09/28/07 /2/                                     145,000                144,960
                                                       Principal
                                                         Amount                 Value
-----------------------------------------------------------------------------------------------
BONDS (CONTINUED)
ELECTRIC-INTEGRATED (CONTINUED)
 DTE Energy
                                                       $                     $
  6.45%; 06/01/06                                          50,000                 50,608
 Duke Energy
  3.75%; 03/05/08                                          60,000                 58,805
 Exelon
  4.45%; 06/15/10                                         175,000                169,413
 FPL Group Capital
  3.25%; 04/11/06                                          35,000                 34,799
  4.09%; 02/16/07                                          50,000                 49,671
 Georgia Power
  3.98%; 02/17/09 /2/                                      40,000                 40,081
 Kansas Gas & Electric
  6.20%; 01/15/06                                         150,000                150,772
 MidAmerican Energy Holdings
  4.63%; 10/01/07                                          25,000                 24,925
 Niagara Mohawk Power
  7.75%; 05/15/06                                          60,000                 61,214
 Northeast Utilities
  3.30%; 06/01/08                                         100,000                 95,987
 Oncor Electric Delivery
  5.00%; 09/01/07                                          45,000                 45,172
 Pepco Holdings
  5.50%; 08/15/07                                          25,000                 25,313
 Pinnacle West Capital
  6.40%; 04/01/06                                         175,000                176,544
 Pinnacle West Energy
  4.00%; 04/01/07 /2/                                      65,000                 65,000
 Progress Energy
  5.85%; 10/30/08                                          50,000                 51,338
  6.75%; 03/01/06                                         195,000                196,737
 PSEG Power
  3.75%; 04/01/09                                         175,000                168,107
 Public Service Company of Colorado
  4.38%; 10/01/08                                          70,000                 69,316
 Scottish Power
  4.91%; 03/15/10                                         150,000                149,913
 Southern California Edison
  6.38%; 01/15/06                                         150,000                150,815
 TXU Energy
  6.13%; 03/15/08                                         150,000                154,079
 Virginia Electric & Power
  5.75%; 03/31/06                                          25,000                 25,154
 Wisconsin Electric Power
  3.50%; 12/01/07                                          55,000                 53,698
                                                                               2,601,233
FEDERAL & FEDERALLY SPONSORED CREDIT (1.45%)
 Federal Farm Credit Bank
  3.00%; 04/15/08                                       1,150,000              1,113,864
FINANCE-AUTO LOANS (0.09%)
 Toyota Motor Credit
  2.80%; 01/18/06                                          70,000                 69,738
FINANCE-COMMERCIAL (0.48%)
 CIT Group
  3.94%; 08/15/08 /2/                                     100,000                100,023
                                                       Principal
                                                         Amount                 Value
-----------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-COMMERCIAL (CONTINUED)
 CIT Group (continued)
                                                       $                     $
  3.99%; 02/15/07 /2/                                      65,000                 65,127
 Textron Financial
  3.90%; 10/06/06 /2/                                     100,000                100,378
  5.24%; 11/15/07 /2/                                     100,000                102,656
                                                                                 368,184
FINANCE-CONSUMER LOANS (1.28%)
 American General Finance
  4.88%; 05/15/10                                         125,000                124,735
 Household Finance
  4.07%; 11/16/09 /2/                                     300,000                300,766
 HSBC Finance
  4.22%; 09/14/12 /2/                                     150,000                149,962
  4.75%; 04/15/10                                          75,000                 74,713
 John Deere Capital
  4.13%; 01/15/10                                          60,000                 58,731
 SLM
  3.73%; 03/02/09 /2/                                      75,000                 74,069
  3.81%; 07/27/09 /2/                                      75,000                 74,940
  3.85%; 01/26/09 /2/                                     125,000                125,267
                                                                                 983,183
FINANCE-CREDIT CARD (0.63%)
 Capital One Bank
  6.70%; 05/15/08                                         100,000                104,503
  6.88%; 02/01/06                                         150,000                151,175
 MBNA
  4.16%; 05/05/08 /2/                                     100,000                100,823
 MBNA Europe Funding
  3.88%; 09/07/07 /1/ /2/                                 125,000                124,943
                                                                                 481,444
FINANCE-INVESTMENT BANKER & BROKER (3.84%)
 Bear Stearns
  3.98%; 01/30/09 /2/                                     200,000                200,977
  6.88%; 10/01/05                                          78,000                 78,000
 Citigroup
  3.95%; 05/18/10 /2/                                     175,000                175,075
  4.13%; 02/22/10                                         350,000                341,759
 Credit Suisse First Boston
  3.98%; 06/02/08 /2/                                     175,000                175,132
 Goldman Sachs Group
  3.98%; 07/23/09 /2/                                     150,000                150,795
  4.07%; 03/02/10 /2/                                      75,000                 75,028
  6.88%; 01/15/11                                         125,000                136,049
 JP Morgan Chase
  3.13%; 12/11/06                                         100,000                 98,197
  3.72%; 10/02/09 /2/                                     400,000                401,315
  5.25%; 05/30/07                                         100,000                101,176
  5.35%; 03/01/07                                          25,000                 25,288
 Lehman Brothers Holdings
  4.01%; 11/10/09 /2/                                     100,000                100,409
  4.25%; 01/27/10                                         110,000                107,615
  6.63%; 02/05/06                                         180,000                181,377
 Merrill Lynch
  3.69%; 03/02/09 /2/                                      40,000                 39,604
  3.95%; 02/05/10 /2/                                      50,000                 50,064
  4.00%; 02/06/09 /2/                                     180,000                180,597
                                                       Principal
                                                         Amount                 Value
-----------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-INVESTMENT BANKER & BROKER (CONTINUED)
 Merrill Lynch (continued)
                                                       $                     $
  6.15%; 01/26/06                                          45,000                 45,244
 Morgan Stanley
  3.88%; 01/15/10 /2/                                     165,000                165,631
  4.00%; 01/15/10                                         125,000                120,974
                                                                               2,950,306
FINANCE-LEASING COMPANY (0.29%)
 International Lease Finance
  4.00%; 01/15/10 /2/                                     225,000                225,858
FINANCE-MORTGAGE LOAN/BANKER (8.19%)
 Countrywide Financial
  3.98%; 05/05/08 /2/                                     150,000                150,327
 Countrywide Home Loan
  4.04%; 11/16/07 /2/                                     125,000                125,329
  4.50%; 01/25/33                                          27,657                 27,421
 Federal Home Loan Bank
  2.88%; 09/15/06                                         650,000                641,103
 Federal Home Loan Mortgage
  3.88%; 06/15/08                                       1,500,000              1,479,954
  4.00%; 01/15/22                                         200,000                198,533
  4.07%; 10/15/34 /2/                                     127,765                127,565
  4.22%; 06/15/23 /2/                                     127,043                128,078
  5.50%; 01/15/17                                         398,968                402,723
 Federal National Mortgage Association
  2.38%; 02/15/07                                         725,000                705,853
  4.13%; 02/25/32 /2/                                     300,000                301,158
  5.25%; 04/15/07                                       1,600,000              1,620,144
 Federal National Mortgage Association Whole
  Loan
  4.03%; 05/25/35 /2/                                     188,280                188,204
 Residential Capital
  5.38%; 06/29/07 /1/ /2/                                 190,000                191,572
                                                                               6,287,964
FINANCE-OTHER SERVICES (0.21%)
 Caterpillar Financial Services
  3.00%; 02/15/07                                          70,000                 68,590
 National Rural Utilities
  6.00%; 05/15/06                                          95,000                 95,910
                                                                                 164,500
FOOD-MEAT PRODUCTS (0.23%)
 Tyson Foods
  7.25%; 10/01/06                                         175,000                179,497
FOOD-MISCELLANEOUS/DIVERSIFIED (0.46%)
 Campbell Soup
  5.50%; 03/15/07                                          85,000                 86,076
 ConAgra Foods
  6.00%; 09/15/06                                         150,000                151,880
 General Mills
  5.13%; 02/15/07                                          20,000                 20,104
 Kraft Foods
  4.63%; 11/01/06                                          95,000                 95,033
                                                                                 353,093
                                                       Principal
                                                         Amount                 Value
-----------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FOOD-RETAIL (0.38%)
 Kroger
                                                       $                     $
  6.38%; 03/01/08                                         125,000                128,981
 Safeway
  2.50%; 11/01/05                                          90,000                 89,811
  4.16%; 11/01/05 /2/                                      75,000                 74,996
                                                                                 293,788
GAS-DISTRIBUTION (0.22%)
 Sempra Energy
  4.75%; 05/15/09                                          45,000                 44,683
 Southern California Gas
  4.04%; 12/01/09 /2/                                     125,000                125,129
                                                                                 169,812
HOME EQUITY-OTHER (4.18%)
 ACE Securities
  4.04%; 10/25/35 /2/ /4/                                 300,000                300,000
  4.04%; 05/25/35 /2/                                     160,000                160,079
 Asset Backed Funding Certificates
  4.09%; 02/25/35 /2/                                      77,775                 77,801
 Countrywide Home Equity Loan Trust
  4.12%; 12/15/35 /2/ /4/                                 225,000                225,000
 Encore Credit Receivables Trust
  4.03%; 02/25/35 /2/                                     150,000                150,017
 First NLC Trust
  4.16%; 05/25/35 /2/                                     208,803                208,387
 First-Citizens Home Equity Loan
  3.98%; 09/15/22 /1/ /2/                                 134,881                135,235
 Long Beach Mortgage Loan Trust
  4.01%; 04/25/35 /2/                                     250,000                250,079
  4.09%; 07/25/34 /2/                                     205,824                205,819
 Nomura Home Equity Loan
  4.05%; 05/25/35 /2/                                     125,000                125,207
 Option One Mortgage Loan Trust
  4.05%; 05/25/35 /2/                                     200,000                199,725
 Saxon Asset Securities Trust
  4.17%; 12/26/34 /2/                                     500,000                501,750
 Specialty Underwriting & Residential Finance
  4.06%; 12/25/35 /2/                                     300,000                299,993
  4.06%; 03/25/36 /2/                                     150,000                150,069
  4.14%; 07/25/35 /2/                                     200,000                200,591
  4.34%; 02/25/35 /2/                                      25,000                 25,062
                                                                               3,214,814
HOME EQUITY-SEQUENTIAL (3.20%)
 Ameriquest Mortgage Securities
  2.65%; 05/25/34                                         196,526                195,829
  3.02%; 10/25/33                                           9,760                  9,734
  4.15%; 10/25/34 /2/                                     295,713                296,117
  4.26%; 08/25/33                                          81,899                 81,653
 Chase Funding Loan Acquisition Trust
  2.98%; 02/25/30                                          62,925                 62,583
 New Century Home Equity Loan Trust
  3.56%; 11/25/33                                         302,662                300,948
  4.12%; 03/25/35 /2/                                     163,768                163,913
  4.76%; 11/25/33                                         400,000                398,852
                                                       Principal
                                                         Amount                 Value
-----------------------------------------------------------------------------------------------
BONDS (CONTINUED)
HOME EQUITY-SEQUENTIAL (CONTINUED)
 Residential Asset Securities
                                                       $                     $
  3.37%; 11/25/28                                          31,774                 31,673
  4.03%; 05/25/35 /2/                                     175,000                174,955
  4.09%; 12/25/33 /2/                                      75,000                 75,106
  4.47%; 03/25/32                                         600,000                597,593
  4.98%; 03/25/35 /2/                                      50,000                 50,113
  5.63%; 04/25/32 /2/                                      18,604                 18,664
                                                                               2,457,733
INSURANCE BROKERS (0.27%)
 Aon
  6.95%; 01/15/07 /2/                                      30,000                 30,739
 Marsh & McLennan
  3.63%; 02/15/08                                          50,000                 48,274
  3.71%; 07/13/07 /2/                                     125,000                124,427
                                                                                 203,440
LIFE & HEALTH INSURANCE (0.83%)
 Cigna
  8.25%; 01/01/07                                          80,000                 83,198
 Hartford Life Global Funding Trusts
  4.04%; 09/15/09 /2/                                     150,000                150,227
 Lincoln National
  5.25%; 06/15/07                                          20,000                 20,177
 Pacific Life Global Funding
  4.15%; 06/22/11 /1/ /2/                                 225,000                224,934
 Sun Life Financial Global Funding
  3.67%; 07/06/10 /1/ /2/                                 125,000                125,142
 Torchmark
  6.25%; 12/15/06                                          35,000                 35,547
                                                                                 639,225
MEDICAL PRODUCTS (0.19%)
 Baxter International
  5.25%; 05/01/07                                          70,000                 70,574
 Mallinckrodt
  6.50%; 11/15/07                                          75,000                 77,166
                                                                                 147,740
MEDICAL-HMO (0.06%)
 Anthem
  3.50%; 09/01/07                                          50,000                 48,851
MISCELLANEOUS INVESTING (0.93%)
 Camden Property Trust
  4.38%; 01/15/10                                          75,000                 72,937
  5.88%; 06/01/07                                          70,000                 71,034
 Developers Diversified Realty
  3.88%; 01/30/09                                         125,000                120,519
 Duke Realty
  3.35%; 01/15/08                                          25,000                 24,098
 iStar Financial
  4.25%; 03/03/08 /2/                                     100,000                100,041
  5.08%; 03/12/07 /2/                                      75,000                 75,977
 Kimco Realty
  3.89%; 08/01/06 /2/                                     100,000                100,100
 Simon Property Group
  3.75%; 01/30/09                                          75,000                 72,389
  4.60%; 06/15/10                                          45,000                 44,375
                                                       Principal
                                                         Amount                 Value
-----------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MISCELLANEOUS INVESTING (CONTINUED)
 United Dominion Realty Trust
                                                       $                     $
  4.50%; 03/03/08                                          35,000                 34,753
                                                                                 716,223
MONEY CENTER BANKS (0.96%)
 Bank of America
  3.76%; 08/02/10 /2/                                     200,000                200,037
  3.95%; 02/17/09 /2/                                     175,000                175,410
  7.40%; 01/15/11                                         325,000                362,948
                                                                                 738,395
MORTGAGE BACKED SECURITIES (26.10%)
 Banc of America Commercial Mortgage
  7.11%; 11/15/31                                          65,053                 67,349
 Banc of America Mortgage Securities
  4.80%; 05/25/35 /2/                                     300,000                297,847
 Bear Stearns Commercial Mortgage Securities
  0.44%; 02/11/41 /2/                                   7,956,632                110,168
  0.79%; 05/11/39 /1/ /2/                               2,368,163                 56,720
  3.97%; 11/11/35                                         411,900                403,809
  4.09%; 06/15/17 /1/ /2/                                 150,000                150,019
  4.13%; 11/11/41                                         300,000                293,019
 Bella Vista Mortgage Trust
  4.05%; 05/20/45 /2/                                     163,716                163,691
 Chase Manhattan Bank-First Union National Bank
  Commercial Mortgage Trust
  7.13%; 08/15/31                                         255,320                260,866
 Commercial Mortgage Pass-Through Certificate
  3.25%; 06/10/38                                          88,693                 83,819
 Countrywide Alternative Loan Trust
  4.17%; 07/20/35 /2/ /4/                                 169,032                170,327
  4.88%; 02/25/35 /2/                                     210,000                211,620
 CS First Boston Mortgage Securities
  0.44%; 08/15/38                                      38,600,000                591,777
  6.25%; 12/16/35                                         100,000                102,726
  6.38%; 12/16/35                                         500,000                531,673
 First Union-Lehman Brothers-Bank of America
  Commercial Mortgage Trust
  6.56%; 11/18/35                                          94,461                 98,003
 GE Capital Commercial Mortgage
  6.32%; 01/15/33                                          42,319                 42,850
 GMAC Commercial Mortgage Securities
  0.66%; 08/10/38 /1/ /2/                              22,355,202                441,426
  4.32%; 10/15/38                                          62,643                 62,459
  6.95%; 09/15/33                                         100,000                106,550
 GMAC Mortgage Corporation Loan Trust
  4.01%; 08/25/35 /2/                                     200,000                199,581
  4.62%; 06/25/35                                         400,000                396,414
 Greenpoint Mortgage Funding Trust /4/
  4.10%; 06/25/45 /2/                                     158,795                158,256
  4.13%; 06/25/45 /2/                                     167,985                167,497
  4.14%; 10/25/45 /2/                                     273,711                273,971
 Greenwich Capital Commercial Funding
  0.56%; 06/10/36 /1/ /2/                               6,921,000                100,652
                                                       Principal
                                                         Amount                 Value
-----------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MORTGAGE BACKED SECURITIES (CONTINUED)
 GSR Mortgage Loan Trust
                                                       $                     $
  4.81%; 07/25/35 /2/ /4/                                 335,116                331,538
 IMPAC Commercial Mortgage Trust
  4.13%; 08/25/35 /2/                                      45,150                 45,117
  4.14%; 04/25/35 /2/                                     147,330                147,284
  4.26%; 04/25/35 /2/                                     110,404                110,500
  4.30%; 10/25/33 /2/                                     115,185                115,314
  4.33%; 10/25/33 /2/                                     125,272                125,449
  4.34%; 08/25/35 /2/                                     125,933                126,188
  4.37%; 08/25/35 /2/                                     139,925                140,296
  5.38%; 10/25/34 /2/                                     161,899                164,693
 IMPAC Secured Assets
  3.71%; 03/25/34                                         250,000                248,417
 Indymac Index Mortgage Loan Trust
  4.06%; 04/25/35 /2/                                     119,712                119,326
  4.13%; 04/25/34 /2/                                     249,424                249,078
  4.13%; 08/25/35 /2/                                     246,985                246,355
  4.16%; 04/25/35 /2/                                      93,850                 93,575
 IXIS Real Estate Capital Trust
  4.07%; 12/25/35 /2/                                     175,000                174,996
 JP Morgan Chase Commercial Mortgage Securities
  3.48%; 06/12/41                                         411,671                401,578
  4.47%; 11/15/35                                           6,091                  6,085
  6.04%; 11/15/35                                         690,000                711,662
 JP Morgan Commercial Mortgage Finance
  7.16%; 09/15/29                                          50,000                 51,981
 JP Morgan Mortgage Trust
  3.81%; 05/25/34 /4/                                     387,759                379,398
  4.99%; 08/25/35 /2/ /4/                                 500,000                495,545
  5.16%; 06/25/35 /2/                                     255,571                255,418
 LB-UBS Commercial Mortgage Trust
  1.37%; 03/15/36 /1/ /2/                               1,638,942                 69,511
  2.60%; 05/15/27                                          75,736                 72,974
  3.09%; 05/15/27                                         700,000                673,476
  3.63%; 10/15/29                                         548,103                536,245
  4.19%; 08/15/29                                         600,000                586,906
  4.90%; 06/15/26                                         200,000                200,965
  5.97%; 03/15/26                                         265,000                271,202
  6.06%; 06/15/20                                         123,376                126,733
 Merrill Lynch Mortgage Investors
  4.03%; 02/25/36 /2/                                     150,000                149,996
  4.18%; 07/25/35 /2/                                     200,000                200,389
 Merrill Lynch Mortgage Trust
  0.32%; 07/12/38                                      55,000,000                576,015
  0.42%; 11/12/35 /2/                                  16,336,888                148,339
  0.47%; 09/12/42 /2/                                  22,832,290                336,776
 Morgan Stanley Capital I
  3.48%; 09/15/37                                          45,856                 45,095
  4.06%; 10/13/35 /2/ /3/ /4/                             300,000                300,000
  5.33%; 12/18/32                                          96,288                 96,769
  6.54%; 02/15/31                                         283,363                294,981
 NationsLink Funding
  7.23%; 06/20/31                                         878,000                929,642
 PNC Mortgage Acceptance
  7.11%; 12/10/32                                          33,234                 33,860
                                                       Principal
                                                         Amount                 Value
-----------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MORTGAGE BACKED SECURITIES (CONTINUED)
 Prudential Securities Secured Financing
                                                       $                     $
  6.48%; 11/01/31                                          96,829                101,037
 Structured Asset Mortgage Investments
  4.13%; 05/25/45 /2/                                     110,389                110,464
  4.14%; 09/25/45 /2/                                     187,852                188,215
 Thornburg Mortgage Securities Trust
  4.10%; 09/30/35 /2/ /4/                                 275,000                275,000
 Wachovia Bank Commercial Mortgage Trust
  0.46%; 01/15/41 /1/ /2/                               6,530,293                 66,472
  0.53%; 04/15/42 /2/                                  36,850,000                695,323
 Washington Mutual
  3.18%; 09/25/33                                         163,340                161,257
  3.99%; 10/25/33                                         430,000                419,293
  4.07%; 10/25/33 /2/                                     550,000                539,856
  4.11%; 07/25/44 /2/                                     128,871                129,223
  4.12%; 07/25/45 /2/                                     170,381                170,051
  4.23%; 01/25/45 /2/                                     425,000                421,803
  4.49%; 03/25/33 /2/                                     421,330                419,040
  4.85%; 09/25/35 /2/ /4/                                 412,749                410,298
                                                                              20,040,088
MORTGAGE PASS THRU SECURITIES (0.32%)
 Countrywide Home Loan Mortgage Pass Through
  Trust
  4.63%; 06/20/35 /2/                                     250,000                247,716
MULTI-LINE INSURANCE (0.87%)
 Allstate
  5.38%; 12/01/06                                          45,000                 45,369
  7.20%; 12/01/09                                         225,000                244,833
 CNA Financial
  6.60%; 12/15/08                                         150,000                156,465
 Hartford Financial Services Group
  2.38%; 06/01/06                                         100,000                 98,652
  4.70%; 09/01/07                                          70,000                 69,814
 MetLife
  5.25%; 12/01/06                                          50,000                 50,194
                                                                                 665,327
MULTIMEDIA (0.85%)
 AOL Time Warner
  6.13%; 04/15/06                                         155,000                156,292
 E.W. Scripps
  4.30%; 06/30/10                                          90,000                 87,996
 Media General
  6.95%; 09/01/06                                          75,000                 76,041
 News America
  4.75%; 03/15/10                                         125,000                124,538
 Thomson
  5.75%; 02/01/08                                          70,000                 71,426
 Time Warner Entertainment
  7.25%; 09/01/08 /1/                                     125,000                132,792
                                                                                 649,085
                                                       Principal
                                                         Amount                 Value
-----------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MUTUAL INSURANCE (0.19%)
 Health Care Service
                                                       $                     $
  7.75%; 06/15/11 /1/                                     125,000                143,182
OIL COMPANY-EXPLORATION & PRODUCTION (0.20%)
 Pemex Project Funding Master Trust
  6.13%; 08/15/08                                         100,000                103,000
 PennzEnergy
  10.25%; 11/01/05                                         50,000                 50,202
                                                                                 153,202
OIL COMPANY-INTEGRATED (0.14%)
 Marathon Oil
  5.38%; 06/01/07                                          70,000                 70,762
 Occidental Petroleum
  4.00%; 11/30/07                                          35,000                 34,399
                                                                                 105,161
OIL FIELD MACHINERY & EQUIPMENT (0.07%)
 Cooper Cameron
  2.65%; 04/15/07                                          55,000                 53,160
OIL REFINING & MARKETING (0.12%)
 Valero Energy
  7.38%; 03/15/06                                          90,000                 90,945
OIL-FIELD SERVICES (0.17%)
 Halliburton
  5.11%; 10/17/05 /2/                                     130,000                130,042
PAPER & RELATED PRODUCTS (0.10%)
 Union Camp
  7.00%; 08/15/06                                          75,000                 76,199
PHARMACY SERVICES (0.03%)
 Caremark Rx
  7.38%; 10/01/06                                          25,000                 25,588
PIPELINES (0.32%)
 Columbia Energy Group
  6.80%; 11/28/05                                         125,000                125,464
 Enbridge Energy Partners
  4.00%; 01/15/09                                         125,000                120,985
                                                                                 246,449
POWER CONVERTER & SUPPLY EQUIPMENT (0.03%)
 Cooper Industries
  5.25%; 07/01/07                                          20,000                 20,180
PROPERTY & CASUALTY INSURANCE (0.99%)
 ACE
  6.00%; 04/01/07                                         100,000                101,603
 ACE INA Holdings
  8.30%; 08/15/06                                          75,000                 77,327
 Markel
  7.00%; 05/15/08                                         150,000                156,766
 Safeco
  4.88%; 02/01/10                                          95,000                 94,779
 St. Paul Travelers
  8.13%; 04/15/10                                         175,000                197,061
 Travelers Property Casualty
  3.75%; 03/15/08                                          20,000                 19,445
                                                       Principal
                                                         Amount                 Value
-----------------------------------------------------------------------------------------------
BONDS (CONTINUED)
PROPERTY & CASUALTY INSURANCE (CONTINUED)
 W.R. Berkley
                                                       $                     $
  9.88%; 05/15/08                                         100,000                112,326
                                                                                 759,307
PROPERTY TRUST (0.13%)
 Westfield Capital
  4.00%; 11/02/07 /1/ /2/                                 100,000                100,173
PUBLISHING-BOOKS (0.24%)
 Reed Elsevier Capital
  4.20%; 06/15/10 /2/                                     160,000                159,963
  6.13%; 08/01/06                                          25,000                 25,231
                                                                                 185,194
REAL ESTATE OPERATOR & DEVELOPER (0.10%)
 EOP Operating
  7.75%; 11/15/07                                          75,000                 79,398
REGIONAL BANKS (1.30%)
 KeyCorp
  3.85%; 07/23/07 /2/                                     100,000                100,210
 Korea Development Bank
  3.88%; 03/02/09                                          25,000                 24,269
  7.25%; 05/15/06                                          55,000                 55,930
 PNC Funding
  4.50%; 03/10/10                                         200,000                197,625
  5.75%; 08/01/06                                          85,000                 85,828
 U.S. Bancorp
  6.75%; 10/15/05                                          60,000                 60,040
 Wachovia
  3.72%; 07/20/07 /2/                                     125,000                125,127
  4.02%; 03/01/12 /2/                                     200,000                199,913
 Wells Fargo
  3.87%; 03/10/08 /2/                                     150,000                150,002
                                                                                 998,944
REINSURANCE (0.17%)
 Berkshire Hathaway Finance
  4.75%; 05/15/12 /1/                                     135,000                133,478
RENTAL-AUTO & EQUIPMENT (0.03%)
 Hertz
  4.70%; 10/02/06                                          20,000                 19,784
RETAIL-MAJOR DEPARTMENT STORE (0.17%)
 May Department Stores
  3.95%; 07/15/07                                         130,000                128,174
RETAIL-RESTAURANTS (0.37%)
 Yum! Brands
  7.65%; 05/15/08                                          75,000                 80,077
  8.50%; 04/15/06                                         200,000                204,091
                                                                                 284,168
SAVINGS & LOANS-THRIFTS (0.46%)
 Washington Mutual
  3.90%; 01/15/10 /2/                                     150,000                150,298
  4.00%; 01/15/09                                          50,000                 48,758
  4.04%; 03/20/08 /2/                                      50,000                 50,031
  4.22%; 03/22/12 /2/                                     100,000                 99,929
                                                                                 349,016
                                                       Principal
                                                         Amount                 Value
-----------------------------------------------------------------------------------------------
BONDS (CONTINUED)
SOVEREIGN (0.38%)
 Mexico Government
                                                       $                     $
  8.38%; 01/14/11                                         250,000                287,500
SPECIAL PURPOSE ENTITY (0.63%)
 Fondo Latinoamericano de Reservas
  3.00%; 08/01/06 /1/                                      75,000                 74,169
 Pricoa Global Funding I
  4.10%; 12/22/06 /1/ /2/                                 200,000                200,448
 Rio Tinto Finance
  2.63%; 09/30/08                                          60,000                 56,522
 Xlliac Global Funding
  4.07%; 06/02/08 /2/                                     150,000                150,000
                                                                                 481,139
SUPRANATIONAL BANK (0.28%)
 Corp Andina de Fomento
  3.97%; 06/16/06 /2/                                     100,000                 99,984
  7.38%; 01/18/11                                         100,000                110,668
                                                                                 210,652
TELECOMMUNICATION SERVICES (0.15%)
 Verizon Global Funding
  6.75%; 12/01/05                                         115,000                115,492
TELEPHONE-INTEGRATED (1.62%)
 BellSouth
  4.20%; 09/15/09                                          20,000                 19,612
 British Telecommunications
  7.88%; 12/15/05 /2/                                     175,000                176,189
  8.38%; 12/15/10                                          75,000                 86,839
 France Telecom
  7.20%; 03/01/06 /2/                                      75,000                 75,870
 GTE Florida
  6.25%; 11/15/05                                          50,000                 50,124
 SBC Communications
  4.39%; 06/05/06 /1/                                     125,000                124,847
  5.75%; 05/02/06                                         200,000                201,492
 Sprint Capital
  7.13%; 01/30/06                                         100,000                100,823
 Telecom Italia Capital
  4.00%; 11/15/08                                          65,000                 63,421
  4.48%; 02/01/11 /2/                                     175,000                174,983
  4.88%; 10/01/10                                          95,000                 94,093
 Telefonos de Mexico
  4.50%; 11/19/08                                          75,000                 74,031
                                                                               1,242,324
TEXTILE-HOME FURNISHINGS (0.06%)
 Mohawk Industries
  6.50%; 04/15/07                                          45,000                 46,120
TRANSPORT-RAIL (1.24%)
 Burlington Northern Santa Fe
  6.38%; 12/15/05                                         235,000                235,898
  9.25%; 10/01/06                                         150,000                156,541
 CSX
  4.01%; 08/03/06 /2/                                      58,000                 58,095
  6.25%; 10/15/08                                         250,000                260,122
 Norfolk Southern
  6.00%; 04/30/08                                          95,000                 97,488
                                                       Principal
                                                         Amount                 Value
-----------------------------------------------------------------------------------------------
BONDS (CONTINUED)
TRANSPORT-RAIL (CONTINUED)
 Union Pacific
                                                       $                     $
  3.88%; 02/15/09                                         150,000                145,775
                                                                                 953,919
                                                     TOTAL BONDS              66,638,292

                                                       Principal
                                                         Amount                 Value
-----------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) CERTIFICATES (2.57%)
4.00%; 09/01/10                                            74,247                 72,867
4.50%; 07/01/10                                           159,237                158,372
4.50%; 09/01/10                                           131,688                130,973
4.50%; 10/01/10                                            82,775                 82,325
4.50%; 11/01/10                                           229,051                227,807
4.50%; 02/01/11                                            81,769                 81,330
4.50%; 04/01/11                                           347,547                345,681
4.50%; 06/01/11                                           170,285                169,345
4.50%; 10/01/11                                           232,616                231,367
4.50%; 11/01/11                                           278,066                276,573
4.59%; 01/01/35 /2/                                       192,749                192,088
                                        TOTAL FHLMC CERTIFICATES               1,968,728

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) CERTIFICATES (4.74%)
2.67%; 01/01/35 /2/                                       408,057                410,347
2.96%; 02/01/35                                           310,845                313,576
4.00%; 05/01/10                                            51,608                 50,632
4.00%; 06/01/10                                            31,449                 30,855
4.00%; 07/01/10                                            39,293                 38,550
4.00%; 08/01/10                                            21,234                 20,833
4.00%; 03/01/11                                            77,427                 75,958
4.32%; 08/01/34 /2/                                       221,345                218,847
4.39%; 07/01/34 /2/                                       440,665                437,084
4.43%; 09/01/34 /2/                                       305,026                303,139
4.50%; 05/01/10                                            81,223                 80,776
4.50%; 06/01/10                                           177,969                176,991
4.50%; 05/01/11                                           110,599                110,003
4.50%; 07/01/11                                           199,660                198,583
4.50%; 08/01/11                                           381,930                379,870
4.50%; 09/01/11                                            70,020                 69,642
4.50%; 01/01/35 /2/                                       262,257                259,498
4.58%; 04/01/35 /2/                                       462,861                460,016
                                         TOTAL FNMA CERTIFICATES               3,635,200

                                                       Principal
                                                         Amount                 Value
-----------------------------------------------------------------------------------------------
TREASURY BONDS (3.82%)
 U.S. Treasury
                                                       $                     $
  3.88%; 05/15/10                                         425,000                418,841
  4.88%; 02/15/12                                         700,000                723,598
 U.S. Treasury Inflation-Indexed Obligations
  3.63%; 01/15/08                                       1,693,300              1,792,385
                                            TOTAL TREASURY BONDS               2,934,824

                                                       Principal
                                                         Amount                 Value
-----------------------------------------------------------------------------------------------
COMMERCIAL PAPER (1.32%)
FINANCE-OTHER SERVICES (1.00%)
 Investment in Joint Trading Account; HSBC
  Funding
  3.88%; 10/03/05                                         765,948                765,948
MULTIMEDIA (0.32%)
 Cox Enterprises
  3.77%; 02/15/06                                         250,000                250,000
                                          TOTAL COMMERCIAL PAPER               1,015,948
                                                                             -----------

                            TOTAL PORTFOLIO INVESTMENTS (99.25%)              76,192,992
OTHER ASSETS AND LIABILITIES, NET (0.75%)                                        576,285
                                      TOTAL NET ASSETS (100.00%)             $76,769,277
                                                                             -------------



                                      106


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                           LIMITED TERM BOND ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)



                                      107

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                           LIMITED TERM BOND ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)


                                      108


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                            SCHEDULE OF INVESTMENTS
                           LIMITED TERM BOND ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)



                                      109

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                            SCHEDULE OF INVESTMENTS
                           LIMITED TERM BOND ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)

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                            SCHEDULE OF INVESTMENTS
                           LIMITED TERM BOND ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)

                            SCHEDULE OF INVESTMENTS
                           LIMITED TERM BOND ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)

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                            SCHEDULE OF INVESTMENTS
                           LIMITED TERM BOND ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)

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                            SCHEDULE OF INVESTMENTS
                           LIMITED TERM BOND ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)


/1 /Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid. At the end of the period, the value of these securities totaled $3,748,584 or 4.88% of net assets.
/2 /Variable rate.
/3 /Security purchased on a when-issued basis.
/4 /Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $2,887,106 or 3.76% of net assets.


UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation                      $    69,724
Unrealized Depreciation                         (691,817)
                                             -----------
Net Unrealized Appreciation (Depreciation)      (622,093)
Cost for federal income tax purposes         $76,815,085

                                               Notional    Unrealized
                 Description                    Amount     Gain (Loss)
-----------------------------------------------------------------------
SWAP AGREEMENTS
TOTAL RETURN SWAPS
Receive a monthly return equal to the Lehman   $600,000     $(9,656)
ERISA Eligible CMBS Index and pay monthly a
floating rate based on 1-month LIBOR less 25
basis points with Morgan Stanley. Expires
November 2005.

Receive a monthly return equal to the Lehman    2,800,000        --
Erisa Eligible CMBS Index and pay a monthly
floating rate based on 1-month LIBOR with
Morgan Stanley. Expires December 2005.

                            SCHEDULE OF INVESTMENTS
                                 MIDCAP ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)

                                                Shares

                                                Held                               Value

--------------------------------------------------------------------------------------------------
COMMON STOCKS (98.95%)
AEROSPACE & DEFENSE EQUIPMENT (1.33%)
                                                                                $
 Alliant Techsystems /1/                                      74,028              5,526,190
AGRICULTURAL OPERATIONS (0.59%)
 Delta & Pine Land                                            93,400              2,466,694
APPLICATIONS SOFTWARE (1.03%)
 Intuit /1/                                                   95,474              4,278,190
BROADCASTING SERVICES & PROGRAMMING (2.79%)
 Discovery Holding /1/                                        93,823              1,354,804
 Liberty Global - A /1/ /2/                                   69,184              1,873,503
 Liberty Global - B /1/ /2/                                   69,184              1,781,488
 Liberty Media /1/                                           816,397              6,571,996
                                                                                 11,581,791
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (1.08%)
 Vulcan Materials                                             60,397              4,482,061
BUILDING PRODUCTS-WOOD (0.69%)
 Rayonier                                                     49,812              2,870,167
CASINO HOTELS (1.54%)
 Harrah's Entertainment                                       97,826              6,377,277
CASINO SERVICES (1.21%)
 International Game Technology                               186,693              5,040,711
COMMERCIAL BANKS (5.67%)
 M&T Bank                                                     44,023              4,653,671
 Marshall & Ilsley                                            54,180              2,357,372
 North Fork Bancorp                                          207,301              5,286,176
 TCF Financial                                               420,943             11,260,225
                                                                                 23,557,444
COMMERCIAL SERVICE-FINANCE (2.50%)
 MoneyGram International /2/                                 115,366              2,504,596
 Paychex                                                     212,399              7,875,755
                                                                                 10,380,351
COMMERCIAL SERVICES (3.85%)
 Arbitron                                                    151,763              6,046,238
 Iron Mountain /1/ /2/                                        59,836              2,195,981
 Magellan Health Services /1/                                 60,352              2,121,373
 ServiceMaster                                               218,947              2,964,542
 Weight Watchers International /1/                            51,833              2,673,546
                                                                                 16,001,680
COMPUTER SERVICES (0.05%)
 DST Systems /1/ /2/                                           3,840                210,547
COMPUTERS-INTEGRATED SYSTEMS (2.69%)
 Diebold                                                     122,725              4,229,104
 NCR /1/                                                     217,539              6,941,669
                                                                                 11,170,773
DATA PROCESSING & MANAGEMENT (1.70%)
 Certegy                                                      93,515              3,742,470
 Choicepoint /1/                                              13,569                585,774
 Reynolds & Reynolds                                          99,238              2,720,114
                                                                                  7,048,358
DENTAL SUPPLIES & EQUIPMENT (1.32%)
 Dentsply International                                      101,793              5,498,858
                                                Shares

                                                Held                               Value

--------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DIVERSIFIED MANUFACTURING OPERATIONS (0.80%)
                                                                                $
 Dover                                                        81,143              3,309,823
DIVERSIFIED OPERATIONS (1.90%)
 Brascan /2/                                                 169,622              7,904,385
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (1.16%)
 Aramark                                                     180,868              4,830,984
ELECTRIC-INTEGRATED (1.78%)
 Ameren                                                       83,053              4,442,505
 Scana                                                        70,089              2,960,559
                                                                                  7,403,064
ELECTRONIC COMPONENTS-MISCELLANEOUS (2.71%)
 Gentex                                                      646,058             11,241,409
FINANCIAL GUARANTEE INSURANCE (0.64%)
 Ambac Financial Group                                        36,888              2,658,149
FOOD-CANNED (1.04%)
 Del Monte Foods /1/                                         402,231              4,315,939
GOLD MINING (1.62%)
 Newmont Mining                                              143,084              6,749,272
INSURANCE BROKERS (0.87%)
 Aon                                                         112,803              3,618,720
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.89%)
 Eaton Vance                                                  80,824              2,006,052
 Nuveen Investments                                           43,020              1,694,558
                                                                                  3,700,610
LIFE & HEALTH INSURANCE (1.42%)
 Aflac                                                       130,131              5,894,934
LINEN SUPPLY & RELATED ITEMS (3.28%)
 Cintas                                                      332,418             13,645,759
LOTTERY SERVICES (1.59%)
 GTECH Holdings                                              205,691              6,594,454
MACHINERY-PRINT TRADE (2.26%)
 Zebra Technologies /1/ /2/                                  240,167              9,388,128
MEDICAL INSTRUMENTS (1.69%)
 Beckman Coulter                                              62,488              3,373,102
 Biomet                                                      104,605              3,630,840
                                                                                  7,003,942
MEDICAL LABORATORY & TESTING SERVICE (1.47%)
 Laboratory Corp. of America Holdings /1/                    125,768              6,126,159
MEDICAL PRODUCTS (1.59%)
 Varian Medical Systems /1/                                  167,708              6,626,143
MEDICAL-DRUGS (3.59%)
 Medimmune /1/                                               164,924              5,549,693
 Shire Pharmaceuticals Group /2/                             106,871              3,953,158
 Valeant Pharmaceuticals International                       269,711              5,415,797
                                                                                 14,918,648
MEDICAL-HMO (1.11%)
 Coventry Health Care /1/                                     53,645              4,614,543
                                                Shares

                                                Held                               Value

--------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
METAL-DIVERSIFIED (1.52%)
                                                                                $
 Freeport-McMoRan Copper & Gold /2/                          129,851              6,309,460
MISCELLANEOUS INVESTING (0.67%)
 CenterPoint Properties Trust                                 62,327              2,792,250
MULTI-LINE INSURANCE (1.41%)
 Loews                                                        63,347              5,853,896
MULTIMEDIA (0.75%)
 E.W. Scripps                                                 62,276              3,111,932
NON-HAZARDOUS WASTE DISPOSAL (0.98%)
 Republic Services                                           115,234              4,066,608
OFFICE AUTOMATION & EQUIPMENT (0.61%)
 Pitney Bowes                                                 60,992              2,545,806
OIL COMPANY-EXPLORATION & PRODUCTION (4.03%)
 Encore Acquisition /1/ /2/                                  133,595              5,190,166
 Pioneer Natural Resources                                   108,407              5,953,712
 XTO Energy                                                  123,296              5,587,775
                                                                                 16,731,653
OIL-FIELD SERVICES (2.63%)
 BJ Services                                                 208,056              7,487,936
 Hanover Compressor /1/                                        2,312                 32,044
 Weatherford International /1/ /2/                            49,780              3,417,895
                                                                                 10,937,875
PIPELINES (3.09%)
 Equitable Resources                                         115,147              4,497,642
 Questar                                                      94,812              8,354,833
                                                                                 12,852,475
POWER CONVERTER & SUPPLY EQUIPMENT (1.18%)
 American Power Conversion                                   189,550              4,909,345
PROPERTY & CASUALTY INSURANCE (4.38%)
 Fidelity National Financial /2/                             174,755              7,780,093
 Markel /1/                                                   13,854              4,578,747
 Mercury General                                              97,703              5,861,203
                                                                                 18,220,043
PUBLISHING-NEWSPAPERS (1.63%)
 Washington Post                                               8,434              6,768,285
REAL ESTATE OPERATOR & DEVELOPER (0.83%)
 Forest City Enterprises                                      90,055              3,431,096
REINSURANCE (1.45%)
 Everest Re Group                                             61,420              6,013,018
RETAIL-AUTO PARTS (0.28%)
 O'Reilly Automotive /1/                                      41,666              1,174,148
RETAIL-AUTOMOBILE (2.50%)
 Carmax /1/ /2/                                              332,146             10,386,205
RETAIL-DISCOUNT (2.15%)
 Costco Wholesale                                             67,985              2,929,474
 TJX                                                         293,759              6,016,184
                                                                                  8,945,658
                                                Shares

                                                Held                               Value

--------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-JEWELRY (1.28%)
                                                                                $
 Tiffany                                                     134,012              5,329,657
RETAIL-RESTAURANTS (1.57%)
 Yum! Brands                                                 134,637              6,517,777
SCHOOLS (1.73%)
 Education Management /1/                                     25,639                826,602
 Strayer Education                                            67,133              6,345,411
                                                                                  7,172,013
TELEPHONE-INTEGRATED (2.44%)
 Citizens Communications /2/                                 534,328              7,240,145
 Telephone & Data Systems                                     77,217              2,899,498
                                                                                 10,139,643
TEXTILE-HOME FURNISHINGS (1.16%)
 Mohawk Industries /1/                                        60,060              4,819,815
TOYS (0.67%)
 Mattel                                                      167,262              2,789,930
TRANSPORT-TRUCK (0.56%)
 Heartland Express                                           115,039              2,339,893
                                                TOTAL COMMON STOCKS             411,194,638

                                                Principal

                                                Amount                             Value

--------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (1.50%)
FINANCE-OTHER SERVICES (1.50%)
 Investment in Joint Trading Account; HSBC
  Funding
                                                           $                    $
  3.88%; 10/03/05                                          6,241,438              6,241,438
                                             TOTAL COMMERCIAL PAPER               6,241,438



                            SCHEDULE OF INVESTMENTS
                                 MIDCAP ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)











                                        Maturity
                                        Amount                       Value
----------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (2.68%)
 Morgan Stanley 3.34%; dated 09/30/05
  maturing 10/03/05 (collateralized by
  U.S. Treasury Strips; $11,366,884;
  08/15/19 - 08/15/25)/3/                    $11,147,102            $11,144,000
                            TOTAL REPURCHASE AGREEMENTS             11,144,000


                  TOTAL PORTFOLIO INVESTMENTS (103.13%)             428,580,076
OTHER ASSETS AND LIABILITIES, NET (-3.13%)                          (13,022,110)
                             TOTAL NET ASSETS (100.00%)             $415,557,966
                                                                    --------------

                            SCHEDULE OF INVESTMENTS
                                 MIDCAP ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)


/1 /Non-income producing security.
/2 /Security or a portion of the security was on loan at the end of the period. /3 /Security was purchased with the cash proceeds from securities loans.


UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation                      $ 83,548,151
Unrealized Depreciation                        (8,616,918)
                                             ------------
Net Unrealized Appreciation (Depreciation)     74,931,233
Cost for federal income tax purposes         $353,648,843

                            SCHEDULE OF INVESTMENTS
                             MIDCAP GROWTH ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)

                                              Shares

                                              Held                               Value

-------------------------------------------------------------------------------------------------
COMMON STOCKS (97.93%)
ADVERTISING SERVICES (0.76%)
                                                                              $
 Getty Images /1/                                            5,700                490,428
AEROSPACE & DEFENSE (1.68%)
 Rockwell Collins                                           16,000                773,120
 Teledyne Technologies /1/                                   9,000                310,230
                                                                                1,083,350
APPAREL MANUFACTURERS (1.27%)
 Coach /1/                                                  26,200                821,632
APPLICATIONS SOFTWARE (0.82%)
 Intuit /1/                                                 11,900                533,239
AUDIO & VIDEO PRODUCTS (0.74%)
 Harman International Industries                             4,700                480,669
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.35%)
 BorgWarner                                                  4,000                225,840
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.59%)
 Florida Rock Industries                                     6,000                384,540
BUILDING-RESIDENTIAL & COMMERCIAL (3.35%)
 KB Home                                                     4,900                358,680
 Lennar /2/                                                  6,500                388,440
 NVR /1/ /2/                                                   800                707,960
 Standard-Pacific                                            9,400                390,194
 Toll Brothers /1/                                           7,200                321,624
                                                                                2,166,898
CASINO HOTELS (0.81%)
 Ameristar Casinos                                          14,000                291,760
 Harrah's Entertainment                                      3,582                233,511
                                                                                  525,271
CASINO SERVICES (0.91%)
 International Game Technology                              21,800                588,600
CELLULAR TELECOMMUNICATIONS (0.84%)
 NII Holdings /1/                                            6,400                540,480
CHEMICALS-DIVERSIFIED (0.45%)
 Lyondell Chemical                                          10,100                289,062
CHEMICALS-SPECIALTY (0.90%)
 International Flavors & Fragrances                          5,600                199,584
 Lubrizol                                                    8,800                381,304
                                                                                  580,888
COAL (0.43%)
 Peabody Energy                                              3,300                278,355
COATINGS & PAINT (0.35%)
 Sherwin-Williams                                            5,200                229,164
COMMERCIAL BANKS (0.77%)
 Colonial BancGroup                                         12,200                273,280
 Fremont General                                            10,400                227,032
                                                                                  500,312
COMMERCIAL SERVICE-FINANCE (3.20%)
 Dun & Bradstreet /1/                                        8,600                566,482
 Equifax                                                    17,300                604,462
                                              Shares

                                              Held                               Value

-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMERCIAL SERVICE-FINANCE (CONTINUED)
                                                                              $
 Moody's                                                    17,600                899,008
                                                                                2,069,952
COMMERCIAL SERVICES (1.17%)
 Arbitron                                                    8,000                318,720
 Corporate Executive Board                                   5,600                436,688
                                                                                  755,408
COMPUTER AIDED DESIGN (1.67%)
 ANSYS /1/                                                   6,400                246,336
 Autodesk                                                   18,000                835,920
                                                                                1,082,256
COMPUTER GRAPHICS (0.39%)
 Pixar /1/ /2/                                               5,600                249,256
COMPUTER SERVICES (1.70%)
 Affiliated Computer Services /1/                            8,300                453,180
 Cognizant Technology Solutions /1/                          7,600                354,084
 FactSet Research Systems                                    8,300                292,492
                                                                                1,099,756
COMPUTERS-MEMORY DEVICES (1.39%)
 SanDisk /1/ /2/                                             9,200                443,900
 Western Digital /1/                                        35,300                456,429
                                                                                  900,329
COMPUTERS-PERIPHERAL EQUIPMENT (0.83%)
 Lexmark International /1/                                   8,800                537,240
CONSUMER PRODUCTS-MISCELLANEOUS (0.73%)
 Fortune Brands                                              5,800                471,714
DATA PROCESSING & MANAGEMENT (0.59%)
 NAVTEQ /1/                                                  7,600                379,620
DENTAL SUPPLIES & EQUIPMENT (0.40%)
 Dentsply International                                      4,800                259,296
DIAGNOSTIC KITS (0.58%)
 Dade Behring Holdings                                      10,200                373,932
DISPOSABLE MEDICAL PRODUCTS (0.90%)
 C.R. Bard                                                   8,800                581,064
DISTRIBUTION-WHOLESALE (1.39%)
 Genuine Parts                                               6,000                257,400
 Ingram Micro /1/                                           18,500                342,990
 WESCO International /1/                                     8,900                301,443
                                                                                  901,833
DIVERSIFIED MANUFACTURING OPERATIONS (1.18%)
 ITT Industries                                              6,700                761,120
DRUG DELIVERY SYSTEMS (0.68%)
 Hospira /1/                                                10,700                438,379
E-COMMERCE-SERVICES (0.00%)
 Homestore /1/                                                 394                  1,715
ELECTRIC PRODUCTS-MISCELLANEOUS (0.62%)
 Ametek                                                      9,400                403,918
ELECTRONIC COMPONENTS-SEMICONDUCTOR (3.90%)
 Broadcom /1/                                               15,400                722,414
                                              Shares

                                              Held                               Value

-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC COMPONENTS-SEMICONDUCTOR (CONTINUED)
                                                                              $
 Freescale Semiconductor /1/                                26,400                622,512
 Microchip Technology                                       16,800                506,016
 National Semiconductor                                     25,500                670,650
                                                                                2,521,592
ELECTRONIC CONNECTORS (0.49%)
 Amphenol                                                    7,900                318,686
ELECTRONIC PARTS DISTRIBUTION (0.49%)
 Arrow Electronics /1/                                      10,200                319,872
ENTERPRISE SOFTWARE & SERVICE (0.49%)
 Sybase /1/                                                 13,500                316,170
ENTERTAINMENT SOFTWARE (0.46%)
 Activision /1/                                             14,700                300,615
FIDUCIARY BANKS (0.45%)
 Investors Financial Services /2/                            8,800                289,520
FINANCE-AUTO LOANS (0.38%)
 AmeriCredit /1/                                            10,300                245,861
FINANCE-CONSUMER LOANS (0.16%)
 First Marblehead /1/ /2/                                    4,000                101,600
FINANCE-INVESTMENT BANKER & BROKER (0.62%)
 A.G. Edwards                                                9,100                398,671
FINANCE-OTHER SERVICES (0.94%)
 Chicago Mercantile Exchange Holdings                        1,800                607,140
FOOD-MISCELLANEOUS/DIVERSIFIED (0.64%)
 H.J. Heinz                                                 11,400                416,556
FOOD-RETAIL (0.92%)
 Whole Foods Market                                          4,400                591,580
GARDEN PRODUCTS (0.43%)
 Toro                                                        7,500                275,700
GAS-DISTRIBUTION (0.40%)
 Energen                                                     6,000                259,560
HOTELS & MOTELS (0.59%)
 Choice Hotels International                                 5,900                381,376
HUMAN RESOURCES (0.50%)
 Labor Ready /1/                                            12,700                325,755
INDEPENDENT POWER PRODUCER (0.65%)
 NRG Energy /1/                                              9,900                421,740
INDUSTRIAL AUTOMATION & ROBOTS (0.74%)
 Rockwell Automation                                         9,000                476,100
INSTRUMENTS-CONTROLS (0.83%)
 Thermo Electron /1/                                        17,300                534,570
INSTRUMENTS-SCIENTIFIC (0.81%)
 Applied Biosystems Group                                   12,700                295,148
 PerkinElmer                                                11,200                228,144
                                                                                  523,292
                                              Shares

                                              Held                               Value

-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INTERNET CONTENT-INFORMATION & NEWS (0.24%)
                                                                              $
 InfoSpace /1/                                               6,500                155,155
INVESTMENT MANAGEMENT & ADVISORY SERVICES (1.61%)
 National Financial Partners                                 7,000                315,980
 T. Rowe Price Group                                        11,100                724,830
                                                                                1,040,810
MACHINERY-PUMPS (0.57%)
 Graco                                                      10,800                370,224
MEDICAL INSTRUMENTS (0.72%)
 Biomet                                                     13,400                465,114
MEDICAL LABORATORY & TESTING SERVICE (0.99%)
 Quest Diagnostics                                          12,600                636,804
MEDICAL PRODUCTS (0.58%)
 Varian Medical Systems /1/ /2/                              9,500                375,345
MEDICAL-BIOMEDICAL/GENE (1.36%)
 Biogen Idec /1/                                             5,400                213,192
 Invitrogen /1/                                              4,800                361,104
 Millipore /1/                                               4,900                308,161
                                                                                  882,457
MEDICAL-DRUGS (2.88%)
 Allergan /2/                                                4,900                448,938
 Cephalon /1/ /2/                                            6,300                292,446
 Endo Pharmaceuticals Holdings /1/                          16,900                450,723
 Forest Laboratories /1/                                    17,200                670,284
                                                                                1,862,391
MEDICAL-GENERIC DRUGS (0.50%)
 Barr Pharmaceuticals /1/                                    5,900                324,028
MEDICAL-HMO (2.71%)
 Coventry Health Care /1/                                   11,226                965,660
 Humana /1/                                                 10,400                497,952
 Pacificare Health Systems /1/                               3,600                287,208
                                                                                1,750,820
METAL-COPPER (0.94%)
 Phelps Dodge                                                4,700                610,671
METAL-DIVERSIFIED (0.93%)
 Freeport-McMoRan Copper & Gold                             12,400                602,516
MISCELLANEOUS INVESTING (1.38%)
 CBL & Associates Properties                                 7,500                307,425
 Regency Centers                                             5,000                287,250
 SL Green Realty                                             4,400                299,992
                                                                                  894,667
MULTIMEDIA (1.13%)
 E.W. Scripps                                                6,900                344,793
 Gemstar-TV Guide International /1/                         42,600                126,096
 Meredith                                                    5,200                259,428
                                                                                  730,317
NETWORKING PRODUCTS (0.49%)
 Anixter International /1/                                   7,900                318,607
OIL & GAS DRILLING (3.58%)
 Diamond Offshore Drilling /2/                              10,100                618,625
                                              Shares

                                              Held                               Value

-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL & GAS DRILLING (CONTINUED)
                                                                              $
 Patterson-UTI Energy                                       20,300                732,424
 Pride International /1/                                    15,300                436,203
 Todco                                                      12,700                529,717
                                                                                2,316,969
OIL COMPANY-EXPLORATION & PRODUCTION (3.12%)
 Forest Oil /1/                                              9,500                494,950
 Kerr-McGee                                                  4,800                466,128
 Newfield Exploration /1/                                   10,600                520,460
 Plains Exploration & Production /1/                        12,500                535,250
                                                                                2,016,788
OIL COMPANY-INTEGRATED (0.72%)
 Amerada Hess                                                3,400                467,500
OIL REFINING & MARKETING (1.73%)
 Sunoco                                                      6,600                516,120
 Tesoro                                                      9,000                605,160
                                                                                1,121,280
PHARMACY SERVICES (1.02%)
 Express Scripts /1/                                        10,600                659,320
POULTRY (1.07%)
 Gold Kist /1/                                              16,100                314,755
 Pilgrim's Pride                                            10,300                374,920
                                                                                  689,675
PROPERTY & CASUALTY INSURANCE (0.70%)
 W.R. Berkley                                               11,450                452,046
PUBLISHING-BOOKS (0.50%)
 John Wiley & Sons                                           7,700                321,398
RACETRACKS (0.46%)
 Penn National Gaming /1/                                    9,500                295,545
RADIO (0.40%)
 Cox Radio /1/                                              16,900                256,880
RETAIL-APPAREL & SHOE (3.62%)
 Abercrombie & Fitch                                        10,100                503,485
 Aeropostale /1/ /2/                                         7,000                148,750
 American Eagle Outfitters                                  11,500                270,595
 Chico's FAS /1/                                            11,500                423,200
 Claire's Stores                                            16,900                407,797
 Nordstrom                                                  17,000                583,440
                                                                                2,337,267
RETAIL-ARTS & CRAFTS (0.35%)
 Michaels Stores                                             6,800                224,808
RETAIL-AUTO PARTS (1.40%)
 Advance Auto Parts /1/                                     12,000                464,160
 AutoZone /1/                                                5,300                441,225
                                                                                  905,385
RETAIL-AUTOMOBILE (0.37%)
 Copart /1/                                                  9,900                236,313
RETAIL-BEDDING (1.14%)
 Bed Bath & Beyond /1/                                      18,300                735,294
                                              Shares

                                              Held                               Value

-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-BOOKSTORE (0.53%)
                                                                              $
 Barnes & Noble /1/                                          9,100                343,070
RETAIL-DISCOUNT (0.58%)
 TJX                                                        18,300                374,784
RETAIL-RESTAURANTS (1.12%)
 Applebee's International                                   10,400                215,176
 CBRL Group                                                  7,700                259,182
 Sonic /1/                                                   9,100                248,885
                                                                                  723,243
SAVINGS & LOANS-THRIFTS (0.79%)
 Hudson City Bancorp                                        42,800                509,320
SCHOOLS (1.07%)
 Education Management /1/                                    8,200                264,368
 ITT Educational Services /1/                                8,600                424,410
                                                                                  688,778
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (2.86%)
 Emulex /1/                                                 14,000                282,940
 Linear Technology                                          20,500                770,595
 Maxim Integrated Products                                  18,600                793,290
                                                                                1,846,825
SEMICONDUCTOR EQUIPMENT (0.74%)
 Lam Research /1/                                           15,800                481,426
STEEL PRODUCERS (0.63%)
 Nucor                                                       6,900                407,031
TELECOMMUNICATION EQUIPMENT (1.59%)
 Adtran                                                      6,400                201,600
 Harris                                                     10,900                455,620
 Scientific-Atlanta                                          9,800                367,598
                                                                                1,024,818
THERAPEUTICS (0.65%)
 United Therapeutics /1/                                     6,000                418,800
TOOLS-HAND HELD (0.94%)
 Black & Decker                                              7,400                607,466
TOYS (0.36%)
 Marvel Entertainment /1/ /2/                               12,900                230,523
TRANSPORT-MARINE (0.51%)
 Overseas Shipholding Group                                  5,600                326,648
TRANSPORT-TRUCK (0.38%)
 J.B. Hunt Transport Services                               12,800                243,328
WIRELESS EQUIPMENT (0.64%)
 Crown Castle International /1/                             16,700                411,321
                                              TOTAL COMMON STOCKS              63,305,247

                                              Maturity

                                              Amount                             Value

-------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (5.43%)
 Morgan Stanley 3.34%; dated 09/30/05
  maturing 10/03/05 (collateralized by U.S.
  Treasury Strips; $3,579,181; 08/15/19 -                                     $
  08/15/25)/3/                                          $3,509,977              3,509,000
                                      TOTAL REPURCHASE AGREEMENTS               3,509,000
                                                                              -----------

                            TOTAL PORTFOLIO INVESTMENTS (103.36%)              66,814,247
OTHER ASSETS AND LIABILITIES, NET (-3.36%)                                     (2,172,631)
                                       TOTAL NET ASSETS (100.00%)             $64,641,616
                                                                              --------------

                            SCHEDULE OF INVESTMENTS
                             MIDCAP GROWTH ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)

                            SCHEDULE OF INVESTMENTS
                             MIDCAP GROWTH ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)

                            SCHEDULE OF INVESTMENTS
                             MIDCAP GROWTH ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)


/1 /Non-income producing security.
/2 /Security or a portion of the security was on loan at the end of the period. /3// /Security was purchased with the cash proceeds from securities loans.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation                      $11,540,554
Unrealized Depreciation                       (1,922,913)
                                             -----------
Net Unrealized Appreciation (Depreciation)     9,617,641
Cost for federal income tax purposes         $57,196,606

                            SCHEDULE OF INVESTMENTS
                              MIDCAP VALUE ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)

                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (95.11%)
APPAREL MANUFACTURERS (1.56%)
                                                                                $
 Jones Apparel Group                                          12,800                 364,800
 VF                                                           21,800               1,263,746
                                                                                   1,628,546
APPLIANCES (1.49%)
 Whirlpool                                                    20,600               1,560,862
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (1.14%)
 BorgWarner                                                   21,100               1,191,306
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (1.42%)
 Masco                                                        48,300               1,481,844
BUILDING-RESIDENTIAL & COMMERCIAL (12.83%)
 Beazer Homes USA/1/                                          28,100               1,648,627
 Centex                                                       35,500               2,292,590
 Hovnanian Enterprises /2/                                    38,500               1,971,200
 KB Home                                                      18,800               1,376,160
 Lennar /1/                                                   38,900               2,324,664
 Pulte Homes                                                  52,200               2,240,424
 WCI Communities /2/                                          55,200               1,566,024
                                                                                  13,419,689
COAL (6.22%)
 Alpha Natural Resources /2/                                  65,000               1,952,600
 Arch Coal                                                    34,000               2,295,000
 Peabody Energy                                               26,800               2,260,580
                                                                                   6,508,180
COMMERCIAL BANKS (2.49%)
 First Horizon National /1/                                   33,700               1,224,995
 North Fork Bancorp                                           54,260               1,383,630
                                                                                   2,608,625
COMPUTERS-PERIPHERAL EQUIPMENT (1.84%)
 Lexmark International /2/                                    31,600               1,929,180
CONSUMER PRODUCTS-MISCELLANEOUS (1.19%)
 Spectrum Brands /2/                                          52,700               1,241,085
DIVERSIFIED MANUFACTURING OPERATIONS (1.00%)
 Ingersoll-Rand                                               27,400               1,047,502
ELECTRIC-INTEGRATED (4.64%)
 DPL                                                          56,200               1,562,360
 Edison International                                         13,300                 628,824
 TXU                                                          23,600               2,663,968
                                                                                   4,855,152
ENGINES-INTERNAL COMBUSTION (1.43%)
 Briggs & Stratton                                            43,400               1,501,206
FINANCE-COMMERCIAL (1.47%)
 CIT Group                                                    34,000               1,536,120
FINANCE-INVESTMENT BANKER & BROKER (1.46%)
 Bear Stearns                                                 13,900               1,525,525
FINANCE-MORTGAGE LOAN/BANKER (1.59%)
 IndyMac Bancorp /1/                                          42,000               1,662,360
FINANCIAL GUARANTEE INSURANCE (4.85%)
 Ambac Financial Group                                        24,500               1,765,470
 PMI Group                                                    47,800               1,905,786
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FINANCIAL GUARANTEE INSURANCE (CONTINUED)
                                                                                $
 Radian Group                                                 26,400               1,401,840
                                                                                   5,073,096
HUMAN RESOURCES (1.24%)
 Manpower                                                     29,200               1,296,188
INSTRUMENTS-CONTROLS (1.47%)
 Johnson Controls                                             24,800               1,538,840
INTERNET SECURITY (1.58%)
 Check Point Software Technologies /2/                        68,100               1,656,192
MACHINERY-CONSTRUCTION & MINING (1.87%)
 Joy Global                                                   38,800               1,957,848
MEDICAL-DRUGS (0.73%)
 Shire Pharmaceuticals Group                                  20,600                 761,994
MEDICAL-HMO (2.82%)
 Coventry Health Care /2/                                     21,600               1,858,032
 WellPoint /2/                                                14,400               1,091,808
                                                                                   2,949,840
MEDICAL-HOSPITALS (0.39%)
 Health Management Associates /1/                             17,300                 406,031
METAL-COPPER (1.85%)
 Phelps Dodge                                                 14,900               1,935,957
MOTORCYCLE & MOTOR SCOOTER (1.31%)
 Harley-Davidson                                              28,400               1,375,696
OIL COMPANY-EXPLORATION & PRODUCTION (12.71%)
 Canadian Natural Resources                                   53,300               2,408,627
 Denbury Resources /2/                                        42,300               2,133,612
 Quicksilver Resources /2/                                    44,600               2,131,434
 Southwestern Energy /2/                                      14,300               1,049,620
 Talisman Energy                                              48,900               2,388,276
 XTO Energy                                                   70,309               3,186,404
                                                                                  13,297,973
OIL REFINING & MARKETING (1.17%)
 Sunoco                                                       15,600               1,219,920
PHARMACY SERVICES (2.12%)
 Omnicare                                                     39,400               2,215,462
PROPERTY & CASUALTY INSURANCE (1.26%)
 Arch Capital Group /2/                                       26,600               1,319,094
REINSURANCE (1.10%)
 Endurance Specialty Holdings                                 33,800               1,152,918
RETAIL-AUTO PARTS (1.60%)
 Advance Auto Parts /2/                                       43,200               1,670,976
RETAIL-DISCOUNT (1.14%)
 Dollar Tree Stores /2/                                       55,000               1,190,750
SAVINGS & LOANS-THRIFTS (3.06%)
 Astoria Financial                                            47,600               1,257,592
 Hudson City Bancorp                                         163,000               1,939,700
                                                                                   3,197,292
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SCHOOLS (1.73%)
                                                                                $
 Career Education /2/                                         50,900               1,810,004
TELECOMMUNICATION EQUIPMENT (1.58%)
 Scientific-Atlanta                                           44,100               1,654,191
TOOLS-HAND HELD (0.75%)
 Black & Decker                                                9,600                 788,064
TRANSPORT-MARINE (5.34%)
 Frontline /1/                                                40,300               1,778,036
 General Maritime /1/                                         36,600               1,347,246
 Overseas Shipholding Group                                   21,400               1,248,262
 Teekay Shipping                                              28,200               1,214,010
                                                                                   5,587,554
VITAMINS & NUTRITION PRODUCTS (1.67%)
 NBTY /2/                                                     74,500               1,750,750
                                                TOTAL COMMON STOCKS               99,503,812

                                                Maturity

                                                Amount                              Value

----------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (6.95%)
 Morgan Stanley 3.34%; dated 09/30/05 maturing
  10/03/05 (collateralized by U.S. Treasury
  Strips; $7,415,402; 08/15/19 - 08/15/25)/3/             $7,272,023            $  7,270,000
                                        TOTAL REPURCHASE AGREEMENTS                7,270,000
                                                                                ------------

                              TOTAL PORTFOLIO INVESTMENTS (102.06%)              106,773,812
OTHER ASSETS AND LIABILITIES, NET (-2.06%)                                        (2,155,216)
                                         TOTAL NET ASSETS (100.00%)             $104,618,596
                                                                                ---------------

                            SCHEDULE OF INVESTMENTS
                              MIDCAP VALUE ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)


/1 /Security or a portion of the security was on loan at the end of the period. /2 /Non-income producing security.
/3 /Security was purchased with the cash proceeds from securities loans.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation                      $14,591,111
Unrealized Depreciation                       (3,300,919)
                                             -----------
Net Unrealized Appreciation (Depreciation)    11,209,192
Cost for federal income tax purposes         $95,483,620

                            SCHEDULE OF INVESTMENTS
                              MONEY MARKET ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)

                                               Principal
                                                Amount                  Value
----------------------------------------------------------------------------------------
COMMERCIAL PAPER (96.73%)
ASSET BACKED SECURITIES (5.35%)
 CAFCO
                                               $                    $
  3.50%; 10/03/05                              1,100,000               1,099,786
  3.57%; 10/24/05                              1,000,000                 997,719
  3.67%; 11/10/05                                900,000                 896,330
  3.78%; 12/06/05                              1,000,000                 993,070
 FCAR Owner Trust I
  3.72%; 12/07/05                                800,000                 794,461
 Windmill Funding
  3.50%; 10/04/05                                790,000                 789,770
  3.58%; 10/06/05                              1,000,000                 999,503
  3.72%; 11/03/05                              1,000,000                 996,590
                                                                       7,567,229
COATINGS & PAINT (0.77%)
 Sherwin-Williams
  3.71%; 12/05/05                              1,100,000               1,092,632
COMMERCIAL BANKS (10.29%)
 Calyon North America
  3.62%; 10/18/05                                755,000                 753,710
  3.69%; 11/14/05                              1,200,000               1,194,588
  3.77%; 11/21/05                                800,000                 795,727
 Nordea North America
  3.68%; 11/09/05                              1,000,000                 996,013
  3.72%; 11/21/05                              1,100,000               1,094,203
  3.77%; 11/10/05                                920,000                 916,146
  3.82%; 11/15/05                                995,000                 990,249
 Skandinaviska Enskilda Banken
  3.64%; 10/14/05                                830,000                 828,909
  3.79%; 12/08/05                              1,100,000               1,092,125
  3.85%; 12/22/05                              1,000,000                 991,231
 Svenska Handelbanken
  3.67%; 11/14/05                              1,000,000                 995,515
 Svenska Handelsbanken
  3.68%; 11/02/05                                900,000                 897,016
  3.69%; 11/04/05                                800,000                 797,212
 Westpac Trust Securities
  3.58%; 10/17/05                              1,100,000               1,098,240
  3.91%; 12/20/05                              1,110,000               1,100,355
                                                                      14,541,239
COSMETICS & TOILETRIES (2.10%)
 Procter & Gamble
  3.58%; 10/27/05                              1,080,000               1,077,207
  3.67%; 12/01/05                                800,000                 795,025
  3.88%; 12/27/05                              1,100,000               1,089,686
                                                                       2,961,918
DIVERSIFIED FINANCIAL SERVICES (3.94%)
 Amstel Funding
  3.69%; 12/07/05                                800,000                 794,506
  3.77%; 11/28/05                                800,000                 795,141
  3.79%; 12/14/05                                900,000                 892,988
                                               Principal
                                                Amount                  Value
----------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
DIVERSIFIED FINANCIAL SERVICES (CONTINUED)
 Amstel Funding (continued)
                                               $                    $
  3.84%; 12/15/05                                800,000                 793,600
 General Electric Capital
  3.44%; 10/12/05                              1,300,000               1,298,634
  3.69%; 1108/05                               1,000,000                 996,105
                                                                    ------------
                                                                       5,570,974

FINANCE-AUTO LOANS (3.78%)
 Paccar Financial
  3.43%; 10/06/05                              1,300,000               1,299,381
  3.70%; 11/17/05                                900,000                 895,652
  3.73%; 11/23/05                              1,060,000               1,054,179
 Toyota Motor Credit
  3.71%; 11/04/05                              1,100,000               1,096,146
  3.78%; 11/30/05                              1,000,000                 993,700
                                                                       5,339,058
FINANCE-COMMERCIAL (3.76%)
 CIT Group
  3.48%; 10/21/05                              1,667,000               1,663,777
  3.63%; 11/04/05                                925,000                 921,829
  3.83%; 12/02/05                              1,000,000                 993,404
  3.92%; 01/04/06                                700,000                 692,759
 Verizon Network Funding
  3.59%; 10/13/05                              1,050,000               1,048,743
                                                                       5,320,512
FINANCE-CREDIT CARD (1.52%)
 American Express Credit
  3.14%; 10/04/05                              1,150,000               1,149,662
  3.55%; 10/13/05                              1,000,000                 998,817
                                                                       2,148,479
FINANCE-INVESTMENT BANKER & BROKER (11.94%)
 Bear Stearns
  3.50%; 10/13/05                                900,000                 898,950
  3.65%; 11/08/05                              1,100,000               1,095,716
  3.69%; 11/07/05                              1,000,000                 996,208
  3.77%; 12/14/05                              1,100,000               1,091,476
 Goldman Sachs Group
  1.79%; 10/27/05                              1,025,000               1,022,194
 ING U.S. Funding
  3.55%; 10/03/05                              1,065,000               1,064,790
  3.61%; 10/28/05                              1,025,000               1,022,225
  3.62%; 10/19/05                                800,000                 798,552
  3.62%; 10/20/05                              1,000,000                 998,089
 JP Morgan Chase
  3.69%; 10/18/05                              1,060,000               1,058,153
  3.72%; 10/21/05                                900,000                 898,140
  3.73%; 11/01/05                                955,000                 951,933
  3.74%; 10/31/05                              1,000,000                 996,883
 Morgan Stanley
  3.63%; 10/07/05                              1,000,000                 999,395
  3.69%; 10/27/05                              1,000,000                 997,335
  3.82%; 11/07/05                              1,000,000                 996,074
  3.86%; 11/22/05                              1,000,000                 994,424
                                                                      16,880,537
                                               Principal
                                                Amount                  Value
----------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
FINANCE-LEASING COMPANY (2.80%)
 International Lease Finance
                                               $                    $
  3.61%; 10/25/05                                800,000                 798,075
  3.73%; 10/05/05                              1,165,000               1,164,517
  3.80%; 11/30/05                              1,000,000                 993,666
 River Fuel Funding
  3.64%; 10/21/05                              1,000,000                 997,978
                                                                       3,954,236
FINANCE-MORTGAGE LOAN/BANKER (1.13%)
 Federal National Mortgage Association
  3.57%; 11/02/05                                800,000                 797,461
  3.63%; 11/23/05                                800,000                 795,725
                                                                       1,593,186
FINANCE-OTHER SERVICES (12.46%)
 Commoloco
  3.59%; 10/05/05                              1,115,000               1,114,555
  3.61%; 10/26/05                                900,000                 897,744
  3.67%; 11/02/05                              1,100,000               1,096,412
  3.70%; 11/15/05                              1,000,000                 995,375
 CRC Funding
  3.53%; 10/12/05                                900,000                 899,029
  3.65%; 11/01/05                                905,000                 902,156
  3.82%; 11/16/05                              1,000,000                 995,119
  3.86%; 12/02/05                              1,000,000                 993,352
 HSBC Funding
  3.55%; 10/27/05                                575,000                 573,526
  3.63%; 10/20/05                                775,000                 773,515
  3.66%; 10/31/05                              1,000,000                 996,950
  3.66%; 11/03/05                                770,000                 767,417
  3.78%; 11/22/05                                850,000                 845,359
 Private Export Funding
  3.30%; 10/11/05                                900,000                 899,175
  3.38%; 10/19/05                                900,000                 898,479
  3.63%; 11/10/05                                900,000                 896,360
  3.68%; 11/22/05                              1,000,000                 994,684
  3.71%; 12/06/05                              1,000,000                 993,198
  3.83%; 01/05/06                              1,090,000               1,078,867
                                                                      17,611,272
LIFE & HEALTH INSURANCE (1.34%)
 Genworth Financial
  3.50%; 10/11/05                                800,000                 799,222
  3.65%; 10/26/05                              1,100,000               1,097,212
                                                                       1,896,434
MONEY CENTER BANKS (7.22%)
 Bank of America
  3.55%; 10/07/05                              1,400,000               1,400,000
  3.65%; 11/09/05                                760,000                 756,995
  3.68%; 11/09/05                                900,000                 896,412
 BNP Paribas Finance
  3.46%; 10/14/05                              2,025,000               2,022,470
  3.73%; 12/15/05                                900,000                 893,006
 HBOS Treasury Services
  3.45%; 10/05/05                                700,000                 699,732
  3.52%; 10/18/05                                650,000                 648,895
  3.66%; 10/17/05                              1,000,000                 998,373
                                               Principal
                                                Amount                  Value
----------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
MONEY CENTER BANKS (CONTINUED)
 HBOS Treasury Services (continued)
                                               $                    $
  3.72%; 12/01/05                                800,000                 794,958
  3.75%; 11/25/05                              1,100,000               1,093,698
                                                                      10,204,539
OIL COMPANY-INTEGRATED (0.64%)
 Shell Finance
  3.52%; 10/18/05                                900,000                 898,504
PUBLISHING-NEWSPAPERS (0.73%)
 Gannett
  3.74%; 11/17/05                              1,035,000               1,029,946
RETAIL-DISCOUNT (1.41%)
 Wal-Mart Stores
  3.43%; 10/04/05                              1,100,000               1,099,686
  3.53%; 11/01/05                                900,000                 897,264
                                                                       1,996,950
SPECIAL PURPOSE BANKS (1.31%)
 KFW International Finance
  3.61%; 10/28/05                                960,000                 957,401
  3.62%; 10/31/05                                900,000                 897,285
                                                                       1,854,686
SPECIAL PURPOSE ENTITY (20.44%)
 Barclays U.S. Funding
  3.84%; 12/12/05                                860,000                 853,395
  3.84%; 12/16/05                              1,000,000                 991,883
  3.89%; 12/13/05                              1,000,000                 992,112
 Compass Securitization
  3.75%; 11/28/05                                465,000                 462,191
 Galaxy Funding
  3.53%; 10/24/05                                890,000                 887,993
  3.67%; 11/07/05                                900,000                 896,605
  3.69%; 11/16/05                                900,000                 895,756
  3.74%; 11/21/05                              1,100,000               1,094,172
 Grampian Funding
  3.40%; 10/03/05                                900,000                 899,830
  3.40%; 10/20/05                              1,000,000                 998,206
  3.80%; 12/19/05                                800,000                 793,329
  3.97%; 01/06/06                              1,000,000                 989,303
 Ranger Funding
  3.61%; 10/06/05                                900,000                 899,549
 Scaldis Capital
  3.56%; 10/25/05                              1,557,000               1,553,305
  3.82%; 12/20/05                                845,000                 837,827
  3.86%; 12/21/05                              1,000,000                 991,315
 Sheffield Receivables
  3.67%; 10/11/05                                955,000                 954,026
  3.82%; 12/19/05                              1,100,000               1,090,779
 Surrey Funding
  3.55%; 10/24/05                              1,000,000                 997,732
  3.65%; 10/25/05                                800,000                 798,053
  3.70%; 10/20/05                                700,000                 698,633
 Tulip Funding
  3.62%; 10/28/05                              1,000,000                 997,285
 Westpac Capital
  3.47%; 10/11/05                                865,000                 864,166
                                               Principal
                                                Amount                  Value
----------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
SPECIAL PURPOSE ENTITY (CONTINUED)
 Westpac Capital (continued)
                                               $                    $
  3.60%; 10/26/05                              1,100,000               1,097,250
 White Pine Finance
  3.71%; 11/18/05                                800,000                 796,043
  3.78%; 11/29/05                                900,000                 894,424
  3.87%; 12/21/05                                900,000                 892,163
 Yorktown Capital
  3.51%; 10/17/05                              1,000,000                 998,440
  3.76%; 11/15/05                                835,000                 831,076
  3.77%; 11/29/05                                950,000                 944,130
  3.84%; 11/29/05                              1,000,000                 993,707
                                                                      28,884,678
SUPRANATIONAL BANK (1.27%)
 Corp Andina de Fomento
  3.62%; 10/12/05                                800,000                 799,115
  3.65%; 10/19/05                              1,000,000                 998,175
                                                                       1,797,290
TELECOMMUNICATION SERVICES (1.12%)
 Verizon Global Funding
  3.58%; 10/05/05                                590,000                 589,765
  3.98%; 12/15/05                              1,000,000               1,000,000
                                                                       1,589,765
TELEPHONE-INTEGRATED (1.41%)
 SBC Communications
  3.64%; 11/03/05                              2,000,000               1,993,327
                                 TOTAL COMMERCIAL PAPER              136,727,391

                                               Principal
                                                Amount                  Value
----------------------------------------------------------------------------------------
BONDS (2.58%)
ASSET BACKED SECURITIES (0.29%)
 CIT Equipment Collateral
  3.85%; 04/20/06                                415,542                 415,542
AUTOMOBILE SEQUENTIAL (1.22%)
 AmeriCredit Automobile Receivables
  Trust
  3.84%; 03/06/06                                500,000                 500,000
 Banc of America Securities Auto Trust
  3.51%; 01/18/06                                349,545                 349,545
 Honda Auto Receivables Owner Trust
  3.42%; 02/21/06                                496,408                 496,408
 Merrill Auto Trust Securitization
  3.47%; 01/25/06                                372,342                 372,342
                                                                       1,718,295
FINANCE-INVESTMENT BANKER & BROKER (0.21%)
 Merrill Lynch
  2.94%; 01/30/06                                300,000                 299,214
                                               Principal
                                                Amount                  Value
----------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-OTHER SERVICES (0.29%)
 Caterpillar Financial Services
                                               $                    $
  5.95%; 05/01/06                                400,000                 404,829
FOOD-MISCELLANEOUS/DIVERSIFIED (0.28%)
 Unilever Capital
  6.88%; 11/01/05                                400,000                 401,200
MONEY CENTER BANKS (0.29%)
 Bank of America
  6.20%; 02/15/06                                400,000                 403,430
                                            TOTAL BONDS                3,642,510

                                               Principal
                                                Amount                  Value
----------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT (2.76%)
COMMERCIAL BANK (0.71%)
 Citibank
  3.80%; 11/28/05                              1,000,000               1,000,000

MONEY CENTER BANK (2.05%)
 Deutsche Bank
  3.67%; 11/08/05                                900,000                 900,000
  3.90%; 12/05/05                              1,000,000               1,000,000
  3.90%; 12/12/05                              1,000,000               1,000,000
                                                                    ------------
                                                                       2,900,000
                          TOTAL CERTIFICATES OF DEPOSIT                3,900,000
                                                                    ------------


                  TOTAL PORTFOLIO INVESTMENTS (102.07%)              144,269,901
OTHER ASSETS AND LIABILITIES, NET (-2.07%)                            (2,926,395)
                             TOTAL NET ASSETS (100.00%)             $141,343,506
                                                                    ---------------

                            SCHEDULE OF INVESTMENTS
                              MONEY MARKET ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)

                            SCHEDULE OF INVESTMENTS
                              MONEY MARKET ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)

                            SCHEDULE OF INVESTMENTS
                        PRINCIPAL LIFETIME 2010 ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)


                                            Shares

                                            Held                       Value

-----------------------------------------------------------------------------------
INVESTMENT COMPANIES (99.88%)
PRINCIPAL VARIABLE CONTRACTS FUND, INC. (99.88%) /1/
                                                                       $
 Bond Account                                       273,950              3,276,441
 Capital Value Account                                7,448                255,678
 Diversified International Account                   29,173                464,142
 Equity Income Account                               53,921                522,498
 LargeCap Growth Equity Account                     145,409                671,789
 LargeCap Stock Index Account                        94,590                849,417
 LargeCap Value Account                              34,883                429,060
 Money Market Account                               910,711                910,711
 Real Estate Securities Account                      36,372                715,071
 SmallCap Account                                    33,770                348,173
                                TOTAL INVESTMENT COMPANIES               8,442,980
                                                                        ----------

                      TOTAL PORTFOLIO INVESTMENTS (99.88%)               8,442,980
OTHER ASSETS AND LIABILITIES, NET (0.12%)                                    9,902
                                TOTAL NET ASSETS (100.00%)              $8,452,882
                                                                       ------------



/1 /Affiliated securities.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation                      $  143,428
Unrealized Depreciation                         (19,048)
                                             ----------
Net Unrealized Appreciation (Depreciation)      124,380
Cost for federal income tax purposes         $8,318,600

                            SCHEDULE OF INVESTMENTS
                        PRINCIPAL LIFETIME 2010 ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)


 AFFILIATED SECURITIES (ON A U.S. FEDERAL TAX BASIS)

                                     DECEMBER 31, 2004             PURCHASES                 SALES        SEPTEMBER 30, 2005
                                     ------------------  -----------------------------  ----------------  -------------------
                                     SHARES     COST     SHARES                COST     SHARES  PROCEEDS  SHARES       COST
                                     -------  ---------  -------            ----------  ------  --------  -------  ------------
 PRINCIPAL LIFETIME 2010 ACCOUNT
 Bond Account                          265    $  3,199   276,541            $3,305,222  2,856   $ 34,163  273,950   $3,274,274

 Capital Value Account                  11         311     7,514               251,685     77      2,591    7,448      249,407
 Diversified International Account      56         644    29,778               432,311    661      9,375   29,173      423,588
 Equity Income Account                 103         849    55,480               523,099  1,662     15,271   53,921      508,684
 LargeCap Growth Equity Account        208         881   146,706               677,078  1,505      6,936  145,409      671,029
 LargeCap Stock Index Account          135       1,090    95,431               843,881    976      8,659   94,590      836,316
 LargeCap Value Account                 53         590    35,187               425,399    357      4,346   34,883      421,646
 Money Market Account                  965         965   919,219               919,176  9,473      9,430  910,711      910,711
 Real Estate Securities Account         89       1,490    38,216               721,489  1,933     34,635   36,372      688,421
 SmallCap Account                       55         429    34,062               337,553    347      3,463   33,770      334,524
                                              --------                      ----------          --------            ----------
                                               $10,448                      $8,436,893          $128,869            $8,318,600
                                              ========                      ==========          ========            ==========

                         INCOME DISTRIBUTIONS FROM   REALIZED GAIN/LOSS    REALIZED GAIN/LOSS FROM
                         OTHER INVESTMENT COMPANIES    ON INVESTMENTS     OTHER INVESTMENT COMPANIES
                         --------------------------  ------------------  ----------------------------
 PRINCIPAL LIFETIME
 2010 ACCOUNT
 Bond Account                      $  245                   $ 16                     $--
 Capital Value Account                 --                      2                      --
 Diversified                           13                      8                      --
 International Account
 Equity Income                          2                      7                      --
 LargeCap Growth Equity                --                      6                      --
 Account
 LargeCap Stock Index                   1                      4                      --
 Account
 LargeCap Value Account                 2                      3                       4
 Money Market Account               4,615                     --                      19
 Real Estate Securities                 3                     77                      --
 Account
 SmallCap Account                      --                      5                      --
                                   ------                   ----                     ---
                                   $4,881                   $128                     $23
                                   ======                   ====                     ===

                            SCHEDULE OF INVESTMENTS
                        PRINCIPAL LIFETIME 2020 ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)


                                            Shares

                                            Held                          Value

-----------------------------------------------------------------------------------------
INVESTMENT COMPANIES (98.04%)
PRINCIPAL VARIABLE CONTRACTS FUND, INC. (98.04%) /1/
                                                                       $
 Bond Account                                       428,284              5,122,271
 Capital Value Account                               31,366              1,076,811
 Diversified International Account                   93,326              1,484,819
 Equity Income Account                               95,892                929,196
 LargeCap Growth Equity Account                     198,493                917,039
 LargeCap Stock Index Account                       281,382              2,526,812
 LargeCap Value Account                              70,795                870,783
 Real Estate Securities Account                      66,938              1,315,993
 SmallCap Account                                    30,639                315,888
 SmallCap Growth Account /2/                         23,286                227,739
 SmallCap Value Account                              12,983                227,338
                                TOTAL INVESTMENT COMPANIES              15,014,689
                                                                       -----------

                      TOTAL PORTFOLIO INVESTMENTS (98.04%)              15,014,689
OTHER ASSETS AND LIABILITIES, NET (1.96%)                                  300,225
                                TOTAL NET ASSETS (100.00%)             $15,314,914
                                                                       -------------



/1 /Affiliated Securities.
/2 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation                      $   435,860
Unrealized Depreciation                          (22,617)
                                             -----------
Net Unrealized Appreciation (Depreciation)       413,243
Cost for federal income tax purposes         $14,601,446

                            SCHEDULE OF INVESTMENTS
                        PRINCIPAL LIFETIME 2020 ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)

 AFFILIATED SECURITIES (ON A U.S. FEDERAL TAX BASIS)

                                     DECEMBER 31, 2004             PURCHASES                  SALES         SEPTEMBER 30, 2005
                                     ------------------  ------------------------------  ----------------  --------------------
                                     SHARES     COST     SHARES                COST      SHARES  PROCEEDS  SHARES       COST
                                     -------  ---------  -------            -----------  ------  --------  -------  -------------
 PRINCIPAL LIFETIME 2020 ACCOUNT
 Bond Account                          318    $  3,855   434,224            $ 5,181,598   6,258  $ 75,540  428,284   $ 5,110,212

 Capital Value Account                  21         633    31,809              1,059,589     464    15,726   31,366     1,044,500
 Diversified International Account     113       1,332    94,465              1,340,415   1,252    18,910   93,326     1,322,858
 Equity Income Account                 127       1,057    97,717                913,924   1,952    18,404   95,892       896,577
 LargeCap Growth Equity Account        412       1,762   210,070                964,077  11,989    53,586  198,493       912,253
 LargeCap Stock Index Account          292       2,373   285,087              2,508,854   3,997    35,706  281,382     2,475,522
 LargeCap Value Account                108       1,209    72,884                874,794   2,197    26,051   70,795       849,953
 Real Estate Securities Account         86       1,470    68,090              1,277,317   1,238    23,652   66,938     1,255,137
 SmallCap Account                       40         326    31,011                302,463     412     4,204   30,639       298,585
 SmallCap Growth Account                25         198    23,587                219,769     326     3,149   23,286       216,818
 SmallCap Value Account                 15         230    13,149                221,951     181     3,150   12,983       219,031
                                              --------                      -----------          --------            -----------
                                               $14,445                      $14,864,751          $278,078            $14,601,446
                                              ========                      ===========          ========            ===========



                         INCOME DISTRIBUTIONS FROM   REALIZED GAIN/LOSS    REALIZED GAIN/LOSS FROM
                         OTHER INVESTMENT COMPANIES    ON INVESTMENTS     OTHER INVESTMENT COMPANIES
                         --------------------------  ------------------  ----------------------------
 PRINCIPAL LIFETIME
 2020 ACCOUNT
 Bond Account                       $205                    $299                     $--
 Capital Value Account                --                       4                      --
 Diversified                          19                      21                      --
 International Account
 Equity Income                         1                      --                      --
 LargeCap Growth Equity               --                      --                      --
 Account
 LargeCap Stock Index                  1                       1                      --
 Account
 LargeCap Value Account                3                       1                       6
 Real Estate Securities                3                       2                      14
 Account
 SmallCap Account                     --                      --                       3
 SmallCap Growth                      --                      --                      --
 Account
 SmallCap Value Account                1                      --                      --
                                    ----                    ----                     ---
                                    $233                    $328                     $23
                                    ====                    ====                     ===

                            SCHEDULE OF INVESTMENTS
                        PRINCIPAL LIFETIME 2030 ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)


                                            Shares

                                            Held                        Value

---------------------------------------------------------------------------------------
INVESTMENT COMPANIES (98.89%)
PRINCIPAL VARIABLE CONTRACTS FUND, INC. (98.89%) /1/
                                                                      $
 Bond Account                                       41,487               496,185
 Capital Value Account                               2,952               101,344
 Diversified International Account                  12,818               203,928
 Equity Income Account                              10,546               102,188
 LargeCap Growth Equity Account                     61,508               284,165
 LargeCap Stock Index Account                       41,348               371,301
 LargeCap Value Account                             15,002               184,527
 Real Estate Securities Account                      7,306               143,628
 SmallCap Account                                    4,000                41,238
 SmallCap Growth Account /2/                         4,133                40,418
 SmallCap Value Account                              2,282                39,965
                               TOTAL INVESTMENT COMPANIES              2,008,887
                                                                      ----------

                     TOTAL PORTFOLIO INVESTMENTS (98.89%)              2,008,887
OTHER ASSETS AND LIABILITIES, NET (1.11%)                                 22,610
                               TOTAL NET ASSETS (100.00%)             $2,031,497
                                                                      ------------



/1 /Affiliated Securities.
/2 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation                      $   51,849
Unrealized Depreciation                          (4,639)
                                             ----------
Net Unrealized Appreciation (Depreciation)       47,210
Cost for federal income tax purposes         $1,961,677

                            SCHEDULE OF INVESTMENTS
                        PRINCIPAL LIFETIME 2030 ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)

 AFFILIATED SECURITIES (ON A U.S. FEDERAL TAX BASIS)

                                     DECEMBER 31, 2004            PURCHASES                 SALES         SEPTEMBER 30, 2005
                                    ------------------   ----------------------------  ----------------  -------------------
                                    SHARES      COST     SHARES               COST     SHARES  PROCEEDS  SHARES       COST
                                    -------  ----------  ------            ----------  ------  --------  -------  -------------
 PRINCIPAL LIFETIME 2030 ACCOUNT
 Bond Account                        2,478   $  30,393   41,562            $  496,994  2,553   $ 30,471  41,487    $  496,917

 Capital Value Account                 239       7,595    2,893                96,809    180      6,085   2,952        98,334
 Diversified International Account   1,253      16,006   12,942               187,303  1,377     19,232  12,818       184,165
 Equity Income Account                 881       7,901   10,308                97,077    643      6,095  10,546        98,901
 LargeCap Growth Equity Account      4,700      21,197   60,557               279,737  3,749     17,604  61,508       283,341
 LargeCap Stock Index Account        3,359      29,049   40,741               359,820  2,752     24,466  41,348       364,426
 LargeCap Value Account              1,222      14,485   14,682               177,337    902     10,997  15,002       180,831
 Real Estate Securities Account        678      12,602    7,281               137,378    653     12,360   7,306       137,727
 SmallCap Account                      490       4,406    4,176                41,197    666      6,307   4,000        39,276
 SmallCap Growth Account               316       2,790    4,068                38,362    251      2,419   4,133        38,738
 SmallCap Value Account                173       3,010    2,246                38,418    137      2,418   2,282        39,021
                                             ---------                     ----------          --------            ----------
                                              $149,434                     $1,950,432          $138,454            $1,961,677
                                             =========                     ==========          ========            ==========



                         INCOME DISTRIBUTIONS FROM   REALIZED GAIN/LOSS    REALIZED GAIN/LOSS FROM
                         OTHER INVESTMENT COMPANIES    ON INVESTMENTS     OTHER INVESTMENT COMPANIES
                         --------------------------  ------------------  ----------------------------
 PRINCIPAL LIFETIME
 2030 ACCOUNT
 Bond Account                      $1,865                  $   1                     $ --
 Capital Value Account                  1                     15                       --
 Diversified                          252                     88                       --
 International Account
 Equity Income Account                 12                     18                       --
 LargeCap Growth Equity                --                     11                       --
 Account
 LargeCap Stock Index                  10                     23                       --
 Account
 LargeCap Value Account                39                      6                       76
 Real Estate Securities                24                    107                      125
 Account
 SmallCap Account                       1                   (20)                       --
 SmallCap Growth                       --                      5                       --
 Account
 SmallCap Value Account                10                     11                       46
                                   ------                  -----                     ----
                                   $2,214                  $ 265                     $247
                                   ======                  =====                     ====

                            SCHEDULE OF INVESTMENTS
                        PRINCIPAL LIFETIME 2040 ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)


                                            Shares

                                            Held                        Value

--------------------------------------------------------------------------------------
INVESTMENT COMPANIES (100.00%)
PRINCIPAL VARIABLE CONTRACTS FUND, INC. (100.00%) /1/
                                                                      $
 Bond Account                                       12,947             154,845
 Capital Value Account                               1,719              59,026
 Diversified International Account                   8,123             129,241
 Equity Income Account                               2,973              28,810
 LargeCap Growth Equity Account                     33,463             154,600
 LargeCap Stock Index Account                       23,558             211,549
 LargeCap Value Account                              8,760             107,753
 Real Estate Securities Account                      2,457              48,304
 SmallCap Account                                    3,414              35,202
 SmallCap Growth Account /2/                         2,526              24,701
 SmallCap Value Account                              1,433              25,091
                               TOTAL INVESTMENT COMPANIES              979,122
                                                                      --------

                    TOTAL PORTFOLIO INVESTMENTS (100.00%)              979,122
OTHER ASSETS AND LIABILITIES, NET (0.00%)                                  (28)
                               TOTAL NET ASSETS (100.00%)             $979,094
                                                                      -----------



/1 /Affiliated securities.
/2 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation                      $ 56,894
Unrealized Depreciation                        (1,737)
                                             --------
Net Unrealized Appreciation (Depreciation)     55,157
Cost for federal income tax purposes         $923,965

                            SCHEDULE OF INVESTMENTS
                        PRINCIPAL LIFETIME 2040 ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)

 AFFILIATED SECURITIES (ON A U.S. FEDERAL TAX BASIS)

                                     DECEMBER 31, 2004           PURCHASES                SALES         SEPTEMBER 30, 2005
                                    ------------------   --------------------------  ----------------  -------------------
                                    SHARES      COST     SHARES              COST    SHARES  PROCEEDS   SHARES       COST
                                    -------  ----------  ------            --------  ------  --------  --------  ------------
 PRINCIPAL LIFETIME 2040 ACCOUNT
 Bond Account                        1,498   $  18,324   13,124            $156,331  1,675   $ 20,031   12,947     $154,628

 Capital Value Account                 275       8,267    1,648              53,795    204      6,746    1,719       55,322
 Diversified International Account   1,389      16,971    7,834             109,665  1,100     15,794    8,123      110,881
 Equity Income Account                 607       5,204    2,925              26,783    559      5,144    2,973       26,853
 LargeCap Growth Equity Account      5,346      22,867   32,318             146,358  4,201     19,165   33,463      150,094
 LargeCap Stock Index Account        3,814      31,285   22,770             197,132  3,026     26,505   23,558      201,962
 LargeCap Value Account              1,421      15,925    8,472             100,200  1,133     13,525    8,760      102,617
 Real Estate Securities Account        430       7,643    2,368              42,613    341      6,226    2,457       44,037
 SmallCap Account                      548       4,616    3,273              31,018    407      3,930    3,414       31,710
 SmallCap Growth Account               392       3,259    2,438              22,051    304      2,807    2,526       22,506
 SmallCap Value Account                226       3,677    1,377              22,482    170      2,809    1,433       23,355
                                             ---------                     --------          --------              --------
                                              $138,038                     $908,428          $122,682              $923,965
                                             =========                     ========          ========              ========



                         INCOME DISTRIBUTIONS FROM   REALIZED GAIN/LOSS    REALIZED GAIN/LOSS FROM
                         OTHER INVESTMENT COMPANIES    ON INVESTMENTS     OTHER INVESTMENT COMPANIES
                         --------------------------  ------------------  ----------------------------
 PRINCIPAL LIFETIME
 2040 ACCOUNT
 Bond Account                      $1,055                   $  4                     $ --
 Capital Value Account                  1                      6                       --
 Diversified                          260                     39                       --
 International Account
 Equity Income                          7                     10                       --
 LargeCap Growth Equity                --                     34                       --
 Account
 LargeCap Stock Index                  10                     50                       --
 Account
 LargeCap Value Account                42                     17                       82
 Real Estate Securities                14                      7                       73
 Account
 SmallCap Account                       1                      6                       --
 SmallCap Growth                       12                      3                       --
 Account
 SmallCap Value Account                --                      5                       56
                                   ------                   ----                     ----
                                   $1,402                   $181                     $211
                                   ======                   ====                     ====

                            SCHEDULE OF INVESTMENTS
                        PRINCIPAL LIFETIME 2050 ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)


                                            Shares

                                            Held                       Value

-------------------------------------------------------------------------------------
INVESTMENT COMPANIES (100.00%)
PRINCIPAL VARIABLE CONTRACTS FUND, INC. (100.00%) /1/
                                                                      $
 Bond Account                                        3,101              37,094
 Capital Value Account                                 838              28,775
 Diversified International Account                   4,118              65,523
 Equity Income Account                                 919               8,903
 LargeCap Growth Equity Account                     17,346              80,140
 LargeCap Stock Index Account                       11,945             107,268
 LargeCap Value Account                              4,392              54,028
 Real Estate Securities Account                        475               9,343
 SmallCap Account                                    1,738              17,915
 SmallCap Growth Account /2/                         1,367              13,372
 SmallCap Value Account                                757              13,246
                               TOTAL INVESTMENT COMPANIES              435,607
                                                                      --------

                    TOTAL PORTFOLIO INVESTMENTS (100.00%)              435,607
OTHER ASSETS AND LIABILITIES, NET (0.00%)                                    5
                               TOTAL NET ASSETS (100.00%)             $435,612
                                                                      ----------



/1 /Affiliated securities.
/2 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation                      $ 22,486
Unrealized Depreciation                          (816)
                                             --------
Net Unrealized Appreciation (Depreciation)     21,670
Cost for federal income tax purposes         $413,937

                            SCHEDULE OF INVESTMENTS
                        PRINCIPAL LIFETIME 2050 ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)

 AFFILIATED SECURITIES (ON A U.S. FEDERAL TAX BASIS)

                                     DECEMBER 31, 2004           PURCHASES                SALES         SEPTEMBER 30, 2005
                                     ------------------  --------------------------  ----------------  -------------------
                                     SHARES     COST     SHARES              COST    SHARES  PROCEEDS   SHARES       COST
                                     -------  ---------  ------            --------  ------  --------  --------  ------------
 PRINCIPAL LIFETIME 2050 ACCOUNT
 Bond Account                           487   $  5,876    2,672            $ 31,881    58    $   688     3,101     $ 37,069

 Capital Value Account                  186      5,560      669              22,165    17        548       838       27,179
 Diversified International Account    1,006     11,763    3,335              47,881   223      3,074     4,118       56,580
 Equity Income Account                  209      1,755      728               6,824    18        169       919        8,410
 LargeCap Growth Equity Account       3,532     15,337   14,158              65,049   344      1,570    17,346       78,818
 LargeCap Stock Index Account         2,519     20,685    9,664              85,044   238      2,074    11,945      103,659
 LargeCap Value Account                 931     10,523    3,549              42,599    88      1,040     4,392       52,083
 Real Estate Securities Account         120      2,055      366               6,889    11        174       475        8,770
 SmallCap Account                       387      3,143    1,385              13,571    34        327     1,738       16,388
 SmallCap Growth Account                302      2,417    1,091              10,196    26        248     1,367       12,366
 SmallCap Value Account                 164      2,625      607              10,237    14        248       757       12,615
                                              --------                     --------          -------               --------
                                               $81,739                     $342,336          $10,160               $413,937
                                              ========                     ========          =======               ========


                         INCOME DISTRIBUTIONS FROM   REALIZED GAIN/LOSS    REALIZED GAIN/LOSS FROM
                         OTHER INVESTMENT COMPANIES    ON INVESTMENTS     OTHER INVESTMENT COMPANIES
                         --------------------------  ------------------  ----------------------------
 PRINCIPAL LIFETIME
 2050 ACCOUNT
 Bond Account                       $279                    $--                      $--
 Capital Value Account                 1                      2                       --
 Diversified                         155                     10                       --
 International Account
 Equity Income                         2                     --                       --
 LargeCap Growth Equity               --                      2                       --
 Account
 LargeCap Stock Index                  6                      4                       --
 Account
 LargeCap Value Account               23                      1                       44
 Real Estate Securities                3                     --                       17
 Account
 SmallCap Account                      1                      1                       --
 SmallCap Growth                      --                      1                       --
 Account
 SmallCap Value Account                7                      1                       33
                                    ----                    ---                      ---
                                    $477                    $22                      $94
                                    ====                    ===                      ===

                            SCHEDULE OF INVESTMENTS
                  PRINCIPAL LIFETIME STRATEGIC INCOME ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)


                                            Shares

                                            Held                         Value

----------------------------------------------------------------------------------------
INVESTMENT COMPANIES (99.48%)
PRINCIPAL VARIABLE CONTRACTS FUND, INC. (99.48%) /1/
                                                                       $
 Bond Account                                       127,701             1,527,308
 Capital Value Account                                1,629                55,921
 Diversified International Account                    7,955               126,568
 Equity Income Account                               23,787               230,497
 LargeCap Growth Equity Account                      31,800               146,915
 LargeCap Stock Index Account                        22,655               203,444
 LargeCap Value Account                               8,799               108,229
 Money Market Account                               857,907               857,907
 Real Estate Securities Account                      17,724               348,455
 SmallCap Account                                     7,312                75,382
                                TOTAL INVESTMENT COMPANIES              3,680,626
                                                                       ----------

                      TOTAL PORTFOLIO INVESTMENTS (99.48%)              3,680,626
OTHER ASSETS AND LIABILITIES, NET (0.52%)                                  19,197
                                TOTAL NET ASSETS (100.00%)             $3,699,823
                                                                       ------------



/1 /Affiliated securities.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation                      $   82,489
Unrealized Depreciation                          (3,468)
                                             ----------
Net Unrealized Appreciation (Depreciation)       79,021
Cost for federal income tax purposes         $3,601,605

                            SCHEDULE OF INVESTMENTS
                  PRINCIPAL LIFETIME STRATEGIC INCOME ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)


 AFFILIATED SECURITIES (ON A U.S. FEDERAL TAX BASIS)

                                     DECEMBER 31, 2004             PURCHASES                 SALES        SEPTEMBER 30, 2005
                                     ------------------  -----------------------------  ----------------  -------------------
                                     SHARES     COST     SHARES                COST     SHARES  PROCEEDS  SHARES       COST
                                     -------  ---------  -------            ----------  ------  --------  -------  ------------
 PRINCIPAL LIFETIME STRATEGIC
 INCOME ACCOUNT
 Bond Account                           305   $  3,681   128,476            $1,526,680  1,080   $ 12,918  127,701   $1,517,450

 Capital Value Account                    5        156     1,637                54,180     13        465    1,629       53,872
 Diversified International Account       30        348     7,992               113,124     67        953    7,955      112,521
 Equity Income Account                   97        796    25,342               234,565  1,652     15,002   23,787      220,420
 LargeCap Growth Equity Account         101        431    31,971               146,860    272      1,251   31,800      146,041
 LargeCap Stock Index Account            67        540    22,781               199,446    193      1,688   22,655      198,300
 LargeCap Value Account                  27        295     8,848               105,984     76        918    8,799      105,362
 Money Market Account                 2,075      2,075   863,143               863,049  7,311      7,217  857,907      857,907
 Real Estate Securities Account         117      1,968    22,443               399,602  4,836     85,703   17,724      319,098
 SmallCap Account                        25        194     7,349                71,051     62        614    7,312       70,634
                                              --------                      ----------          --------            ----------
                                               $10,484                      $3,714,541          $126,729            $3,601,605
                                              ========                      ==========          ========            ==========

                         INCOME DISTRIBUTIONS FROM   REALIZED GAIN/LOSS    REALIZED GAIN/LOSS FROM
                         OTHER INVESTMENT COMPANIES    ON INVESTMENTS     OTHER INVESTMENT COMPANIES
                         --------------------------  ------------------  ----------------------------
 PRINCIPAL LIFETIME
 STRATEGIC INCOME
 ACCOUNT
 Bond Account                      $  195                  $    7                    $--
 Capital Value Account                 --                       1                     --
 Diversified                            5                       2                     --
 International Account
 Equity Income                          1                      61                     --
 LargeCap Growth Equity                --                       1                     --
 Account
 LargeCap Stock Index                  --                       2                     --
 Account
 LargeCap Value Account                 1                       1                      1
 Money Market Account               6,547                      --                     --
 Real Estate Securities                 3                   3,231                     18
 Account
 SmallCap Account                      --                       3                     --
                                   ------                  ------                    ---
                                   $6,752                  $3,309                    $19
                                   ======                  ======                    ===

                            SCHEDULE OF INVESTMENTS
                         REAL ESTATE SECURITIES ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)


                                          Shares

                                          Held                                Value

----------------------------------------------------------------------------------------------
COMMON STOCKS (97.09%)
REAL ESTATE INVESTMENT TRUSTS (97.09%)
                                                                           $
 Acadia Realty Trust                                     61,352               1,103,722
 AMB Property                                            72,547               3,257,360
 Archstone-Smith Trust                                  132,000               5,262,840
 AvalonBay Communities                                   99,700               8,544,290
 BioMed Realty Trust                                    125,466               3,111,557
 Boston Properties                                      115,490               8,188,241
 Brookfield Properties                                  205,850               6,066,399
 Camden Property Trust                                   33,049               1,842,482
 Capital Automotive /1/                                  11,245                 435,294
 CBL & Associates Properties                            132,544               5,432,979
 CenterPoint Properties Trust                            34,924               1,564,595
 Corporate Office Properties Trust                       86,410               3,020,030
 Developers Diversified Realty                          118,142               5,517,231
 Eastgroup Properties                                    32,626               1,427,388
 Equity Office Properties Trust                         133,230               4,357,953
 Equity Residential Properties Trust                    115,300               4,364,105
 Essex Property Trust                                    33,000               2,970,000
 Federal Realty Investment Trust                         26,269               1,600,570
 General Growth Properties                              199,825               8,978,137
 Host Marriott                                          350,870               5,929,703
 Kilroy Realty                                           61,717               3,458,004
 Kimco Realty                                           231,300               7,267,446
 LaSalle Hotel Properties                                78,763               2,713,385
 Macerich                                                37,800               2,454,732
 Mid-America Apartment Communities                       29,000               1,348,790
 Mills                                                   12,496                 688,280
 Pan Pacific Retail Properties                           60,631               3,995,583
 Prologis Trust                                         137,380               6,087,308
 Public Storage /1/                                     104,400               6,994,800
 Regency Centers                                         42,652               2,450,357
 Simon Property Group                                   177,945              13,189,283
 SL Green Realty                                        122,069               8,322,664
 Starwood Hotels & Resorts Worldwide                    112,300               6,420,191
 Sunstone Hotel Investors                                42,212               1,029,551
 Tanger Factory Outlet Centers                           39,212               1,090,486
 United Dominion Realty Trust                            62,405               1,478,999
 Ventas                                                 144,983               4,668,453
 Vornado Realty Trust                                   114,600               9,926,652
                                           TOTAL COMMON STOCKS              166,559,840

                                          Principal

                                          Amount                              Value

----------------------------------------------------------------------------------------------
COMMERCIAL PAPER (1.77%)
FINANCE-OTHER SERVICES (1.77%)
 Investment in Joint Trading Account;
  HSBC Funding
                                                     $                     $
  3.88%; 10/03/05                                     3,036,370               3,036,370
                                        TOTAL COMMERCIAL PAPER                3,036,370

                                          Maturity

                                          Amount                              Value

----------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (0.61%)
 Morgan Stanley 3.34%; dated 09/30/05
  maturing 10/03/05 (collateralized by
  U.S. Treasury Strips; $1,073,040;                                        $
  08/15/19 - 08/15/25)                               $1,052,293               1,052,000
                                   TOTAL REPURCHASE AGREEMENTS                1,052,000
                                                                           ------------

                          TOTAL PORTFOLIO INVESTMENTS (99.47%)              170,648,210
OTHER ASSETS AND LIABILITIES, NET (0.53%)                                       902,518
                                    TOTAL NET ASSETS (100.00%)             $171,550,728
                                                                           --------------



/1 /Security or a portion of the security was on loan at the end of the period. /2 /Security was purchased with the cash proceeds from securities loans.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation                      $ 47,107,290
Unrealized Depreciation                          (273,833)
                                             ------------
Net Unrealized Appreciation (Depreciation)     46,833,457
Cost for federal income tax purposes         $123,814,753

                            SCHEDULE OF INVESTMENTS
                                SMALLCAP ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)

                                                Shares

                                                Held                                 Value

-----------------------------------------------------------------------------------------------------
COMMON STOCKS (99.64%)
ADVERTISING SERVICES (1.40%)
                                                                                 $
 R.H. Donnelley /1/                                            11,151                 705,413
 Ventiv Health /1/                                             23,225                 608,727
                                                                                    1,314,140
AIRLINES (0.23%)
 Pinnacle Airlines /1/ /2/                                     33,222                 215,943
APPLICATIONS SOFTWARE (1.25%)
 American Reprographics /1/ /2/                                32,101                 548,927
 MapInfo /1/                                                   51,110                 626,098
                                                                                    1,175,025
ATHLETIC EQUIPMENT (0.55%)
 Nautilus /2/                                                  23,413                 516,725
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.51%)
 Tenneco Automotive /1/                                        27,126                 474,976
AUTO/TRUCK PARTS & EQUIPMENT-REPLACEMENT (0.48%)
 Commercial Vehicle Group /1/                                  21,375                 447,593
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.97%)
 NCI Building Systems /1/                                      22,354                 911,820
BUILDING PRODUCTS-CEMENT & AGGREGATE (1.10%)
 Eagle Materials                                                8,530               1,035,286
BUILDING PRODUCTS-LIGHT FIXTURES (0.65%)
 Genlyte Group /1/                                             12,761                 613,549
BUILDING PRODUCTS-WOOD (1.01%)
 Universal Forest Products                                     16,502                 945,895
BUILDING-HEAVY CONSTRUCTION (0.84%)
 Perini /1/                                                    43,147                 785,275
BUILDING-MOBILE HOME & MANUFACTURED HOUSING (0.99%)
 Champion Enterprises /1/                                      23,225                 343,265
 Thor Industries                                               17,292                 587,928
                                                                                      931,193
BUILDING-RESIDENTIAL & COMMERCIAL (0.26%)
 Comstock Homebuilding /1/                                     12,082                 240,673
CASINO SERVICES (0.53%)
 Mikohn Gaming /1/                                             37,169                 493,976
CELLULAR TELECOMMUNICATIONS (0.52%)
 Ubiquitel /1/ /2/                                             56,355                 492,543
CHEMICALS-DIVERSIFIED (0.94%)
 FMC /1/                                                       15,504                 887,139
COMMERCIAL BANKS (6.79%)
 Capital Corp of the West                                      21,876                 668,312
 City Holding                                                  18,719                 669,392
 Columbia Banking Systems                                      17,826                 467,576
 Community Trust Bancorp                                        7,118                 229,057
 First Midwest Bancorp                                         10,006                 372,623
 Pacific Capital Bancorp.                                      22,717                 756,249
 Preferred Bank                                                 3,462                 139,138
 Southwest Bancorp.                                            19,220                 422,263
 State Financial Services                                       7,316                 267,180
 State National Bancshares /1/                                  2,787                  72,462
                                                Shares

                                                Held                                 Value

-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMERCIAL BANKS (CONTINUED)
                                                                                 $
 Taylor Capital Group                                          12,181                 460,685
 Vineyard National Bancorp.                                    21,505                 635,473
 Vineyard National Bancorp.-Warrants /1/ /3/
  /4/ /6/                                                       3,122                  14,205
 Wilshire Bancorp.                                             42,652                 652,576
 Wintrust Financial                                            11,152                 560,500
                                                                                    6,387,691
COMMERCIAL SERVICE-FINANCE (0.14%)
 Heartland Payment Systems /1/ /2/                              5,601                 133,640
COMMUNICATIONS SOFTWARE (0.72%)
 Witness Systems /1/ /2/                                       32,527                 679,489
COMPUTER AIDED DESIGN (0.71%)
 ANSYS /1/                                                     17,334                 667,186
COMPUTER SERVICES (1.92%)
 Anteon International /1/                                      13,934                 595,818
 CACI International /1/                                        10,676                 646,966
 Perot Systems /1/                                             40,081                 567,146
                                                                                    1,809,930
COMPUTERS-MEMORY DEVICES (1.07%)
 Hutchison Technology /1/                                      14,864                 388,248
 Maxtor /1/                                                   141,446                 622,362
                                                                                    1,010,610
CONSULTING SERVICES (0.40%)
 Huron Consulting Group /1/                                    13,979                 374,917
CONSUMER PRODUCTS-MISCELLANEOUS (0.59%)
 Central Garden & Pet /1/                                      12,201                 552,095
CONTAINERS-METAL & GLASS (1.08%)
 Silgan Holdings                                               30,672               1,020,151
COSMETICS & TOILETRIES (0.46%)
 Chattem /1/ /2/                                               12,201                 433,136
DATA PROCESSING & MANAGEMENT (1.27%)
 Global Payments                                                8,940                 694,817
 infoUSA                                                       46,931                 498,407
                                                                                    1,193,224
DENTAL SUPPLIES & EQUIPMENT (1.28%)
 Sybron Dental Specialties /1/                                 28,895               1,201,454
DISTRIBUTION-WHOLESALE (0.62%)
 United Stationers /1/                                         12,209                 584,323
DRUG DELIVERY SYSTEMS (0.49%)
 Nastech Pharmaceutical /1/                                    32,516                 459,776
E-MARKETING-INFORMATION (0.21%)
 Digital River /1/                                              5,642                 196,624
E-SERVICES-CONSULTING (0.80%)
 Websense /1/                                                  14,781                 756,935
ELECTRIC-INTEGRATED (0.56%)
 PNM Resources                                                 18,301                 524,690
ELECTRONIC COMPONENTS-SEMICONDUCTOR (2.25%)
 Ikanos Communications /1/ /2/                                 28,697                 352,686
                                                Shares

                                                Held                                 Value

-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC COMPONENTS-SEMICONDUCTOR (CONTINUED)
                                                                                 $
 MEMC Electronics Materials /1/                                29,021                 661,389
 Microsemi /1/                                                 28,417                 725,770
 OmniVision Technologies /1/ /2/                               29,572                 373,199
                                                                                    2,113,044
ELECTRONIC MEASUREMENT INSTRUMENTS (0.98%)
 LeCroy /1/                                                    28,092                 417,166
 Trimble Navigation /1/                                        14,936                 503,194
                                                                                      920,360
ENTERTAINMENT SOFTWARE (0.47%)
 Activision /1/                                                21,788                 445,565
FINANCE-INVESTMENT BANKER & BROKER (1.52%)
 GFI Group /1/                                                 19,293                 794,293
 Refco /1/                                                     22,427                 634,011
                                                                                    1,428,304
FOOD-MISCELLANEOUS/DIVERSIFIED (0.76%)
 Chiquita Brands International                                 25,570                 714,681
FOOD-WHOLESALE & DISTRIBUTION (1.20%)
 Nash Finch                                                    26,638               1,123,857
FOOTWEAR & RELATED APPAREL (0.87%)
 Wolverine World Wide                                          38,954                 819,982
GAS-DISTRIBUTION (2.76%)
 Energen                                                       34,328               1,485,029
 UGI                                                           39,289               1,105,986
                                                                                    2,591,015
HOME FURNISHINGS (0.38%)
 Tempur-Pedic International /1/ /2/                            29,847                 353,388
HOTELS & MOTELS (0.56%)
 Choice Hotels International                                    8,082                 522,420
HUMAN RESOURCES (1.50%)
 Korn/Ferry International /1/                                  37,113                 608,282
 Labor Ready /1/                                               31,425                 806,051
                                                                                    1,414,333
INTERNET SECURITY (0.52%)
 Internet Security Systems /1/                                 20,378                 489,276
INTERNET TELEPHONY (0.58%)
 j2 Global Communications /1/ /2/                              13,512                 546,155
INVESTMENT COMPANIES (0.96%)
 Apollo Investment /2/                                         45,779                 906,424
MACHINERY TOOLS & RELATED PRODUCTS (0.76%)
 Kennametal                                                    14,660                 718,926
MACHINERY-GENERAL INDUSTRY (2.26%)
 Gardner Denver /1/                                            14,242                 635,193
 Idex                                                          11,205                 476,773
 Middleby                                                      13,933               1,010,142
                                                                                    2,122,108
MEDICAL INFORMATION SYSTEM (0.92%)
 Dendrite International /1/                                    43,145                 866,783
                                                Shares

                                                Held                                 Value

-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL INSTRUMENTS (0.57%)
                                                                                 $
 Symmetry Medical /1/                                          22,499                 533,226
MEDICAL PRODUCTS (1.46%)
 PolyMedica                                                    17,060                 596,076
 Syneron Medical /1/ /2/                                       21,274                 777,352
                                                                                    1,373,428
MEDICAL-BIOMEDICAL/GENE (2.07%)
 ImmunoGen /1/                                                 51,107                 375,125
 Incyte /1/                                                    92,921                 436,729
 Lexicon Genetics /1/                                          93,733                 373,057
 Myriad Genetics /1/                                           18,587                 406,312
 Serologicals /1/                                              15,799                 356,425
                                                                                    1,947,648
MEDICAL-DRUGS (1.21%)
 Cephalon /1/ /2/                                              13,941                 647,141
 DUSA Pharmaceuticals /1/                                      46,451                 492,381
                                                                                    1,139,522
MEDICAL-HMO (1.19%)
 Sierra Health Services /1/                                    16,194               1,115,281
MEDICAL-HOSPITALS (0.62%)
 LifePoint Hospitals /1/                                       13,336                 583,183
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.89%)
 Amedisys /1/ /2/                                              21,480                 837,720
MISCELLANEOUS INVESTING (7.48%)
 American Campus Communities /2/                               33,208                 797,656
 American Home Mortgage Investment                             16,479                 499,314
 Brandywine Realty Trust                                       12,141                 377,464
 Columbia Equity Trust /1/                                     30,191                 440,789
 Entertainment Properties Trust                                15,669                 699,307
 Equity Inns                                                   57,618                 777,843
 Gramercy Capital                                              27,860                 667,526
 Healthcare Realty Trust                                       18,586                 746,042
 KKR Financial                                                 25,300                 562,672
 Newcastle Investment                                          13,250                 369,675
 Parkway Properties                                            13,807                 647,824
 Ramco-Gershenson Properties                                   15,326                 447,366
                                                                                    7,033,478
MULTIMEDIA (0.44%)
 Journal Communications /2/                                    27,737                 413,281
NETWORKING PRODUCTS (0.67%)
 Anixter International /1/                                     15,591                 628,785
NON-FERROUS METALS (0.78%)
 RTI International Metals /1/                                  18,587                 731,398
OFFICE AUTOMATION & EQUIPMENT (0.40%)
 Global Imaging Systems /1/                                    11,166                 380,202
OIL & GAS DRILLING (1.64%)
 Grey Wolf /1/                                                 73,203                 617,101
 Helmerich & Payne                                             15,247                 920,767
                                                                                    1,537,868
OIL COMPANY-EXPLORATION & PRODUCTION (1.53%)
 Berry Petroleum                                               14,698                 980,210
                                                Shares

                                                Held                                 Value

-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL COMPANY-EXPLORATION & PRODUCTION (CONTINUED)
                                                                                 $
 Houston Exploration /1/                                        6,850                 460,662
                                                                                    1,440,872
OIL REFINING & MARKETING (0.94%)
 Frontier Oil                                                  20,001                 887,044
OIL-FIELD SERVICES (0.93%)
 Superior Energy Services /1/                                  37,724                 871,047
PHYSICAL THERAPY & REHABILITATION CENTERS (0.74%)
 PainCare Holdings /1/                                        185,803                 696,761
PHYSICIAN PRACTICE MANAGEMENT (0.69%)
 Pediatrix Medical Group /1/                                    8,503                 653,200
POULTRY (0.77%)
 Gold Kist /1/                                                 36,855                 720,515
PRINTING-COMMERCIAL (0.68%)
 Consolidated Graphics /1/                                     14,886                 640,842
PRIVATE CORRECTIONS (0.59%)
 GEO Group /1/                                                 21,090                 558,885
PROPERTY & CASUALTY INSURANCE (1.84%)
 Arch Capital Group /1/                                        18,644                 924,556
 Stewart Information Services                                  15,764                 807,117
                                                                                    1,731,673
PUBLICLY TRADED INVESTMENT FUND (0.76%)
 iShares Nasdaq Biotechnology Index
 Fund /1/ /2/                                                   9,289                 711,909
RECYCLING (0.81%)
 Aleris International /1/                                      27,880                 765,306
REINSURANCE (0.81%)
 Max Re Capital                                                30,548                 757,285
RESORTS & THEME PARKS (1.12%)
 Bluegreen /1/                                                 32,170                 567,800
 Vail Resorts /1/                                              16,866                 484,898
                                                                                    1,052,698
RESPIRATORY PRODUCTS (1.33%)
 Respironics /1/                                               29,556               1,246,672
RETAIL-APPAREL & SHOE (2.18%)
 Burlington Coat Factory Warehouse                             12,078                 459,447
 Charming Shoppes /1/                                          46,468                 495,813
 Genesco /1/                                                   19,125                 712,215
 Stein Mart                                                    18,666                 378,920
                                                                                    2,046,395
RETAIL-DISCOUNT (0.51%)
 Tuesday Morning                                               18,588                 480,872
RETAIL-PAWN SHOPS (0.08%)
 Cash America International                                     3,617                  75,053
RETAIL-RESTAURANTS (1.04%)
 California Pizza Kitchen /1/                                  20,329                 594,420
 Denny's /1/                                                   92,899                 385,531
                                                                                      979,951
                                                Shares

                                                Held                                 Value

-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-SPORTING GOODS (0.64%)
                                                                                 $
 Sports Authority /1/ /2/                                      20,446                 601,930
SAVINGS & LOANS-THRIFTS (0.40%)
 WSFS Financial                                                 6,422                 378,192
SCHOOLS (0.58%)
 Educate /1/                                                   36,609                 549,135
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (1.61%)
 Genesis Microchip /1/                                         20,437                 448,592
 Integrated Device Technology /1/                              37,158                 399,077
 Micrel /1/                                                    32,514                 365,132
 SigmaTel /1/                                                  15,009                 303,782
                                                                                    1,516,583
SEMICONDUCTOR EQUIPMENT (0.83%)
 ATMI /1/                                                      14,803                 458,893
 Photronics /1/                                                16,722                 324,407
                                                                                      783,300
STEEL PIPE & TUBE (0.62%)
 NS Group /1/                                                  14,870                 583,648
STEEL PRODUCERS (0.81%)
 Carpenter Technology                                          13,009                 762,457
TELECOMMUNICATION EQUIPMENT (1.92%)
 Comtech Telecommunications /1/                                31,262               1,296,435
 Terayon Communication Systems /1/                            130,056                 507,219
                                                                                    1,803,654
THERAPEUTICS (0.39%)
 DOV Pharmaceutical /1/ /2/                                    21,372                 362,897
TRANSACTIONAL SOFTWARE (0.70%)
 Transaction Systems Architects /1/                            23,510                 654,754
TRANSPORT-MARINE (0.97%)
 OMI                                                           23,613                 421,964
 Overseas Shipholding Group                                     8,338                 486,356
                                                                                      908,320
TRANSPORT-SERVICES (1.25%)
 HUB Group /1/                                                 25,901                 950,826
 Universal Truckload Services /1/                              12,039                 223,684
                                                                                    1,174,510
TRANSPORT-TRUCK (1.56%)
 Marten Transport /1/                                          31,059                 785,792
 Old Dominion Freight Line /1/                                 20,375                 682,359
                                                                                    1,468,151
                                                 TOTAL COMMON STOCKS               93,683,774

                                                Principal

                                                Amount                               Value

-----------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (0.27%)
FINANCE-OTHER SERVICES (0.27%)
 Investment in Joint Trading Account;
  HSBC Funding
                                                           $                     $
  3.88%; 10/03/05                                             250,584                 250,584
                                              TOTAL COMMERCIAL PAPER                  250,584

                                                Maturity

                                                Amount                               Value

-----------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (7.12%)
 Morgan Stanley 3.34%; dated 09/30/05 maturing
  10/03/05 (collateralized by U.S. Treasury                                      $
  Strips; $6,829,922; 08/15/19 - 08/15/25)/5/              $6,697,864               6,696,000
                                         TOTAL REPURCHASE AGREEMENTS                6,696,000
                                                                                 ------------

                               TOTAL PORTFOLIO INVESTMENTS (107.03%)              100,630,358
OTHER ASSETS AND LIABILITIES, NET (-7.03%)                                         (6,613,428)
                                          TOTAL NET ASSETS (100.00%)             $ 94,016,930
                                                                                 ---------------

                            SCHEDULE OF INVESTMENTS
                                SMALLCAP ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)

                            SCHEDULE OF INVESTMENTS
                                SMALLCAP ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)

                            SCHEDULE OF INVESTMENTS
                                SMALLCAP ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)


/1 /Non-income producing security.
/2 /Security or a portion of the security was on loan at the end of the period. /3 /Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $14,205 or 0.02% of net assets.
/4 /Security is illiquid.
/5 /Security was purchased with the cash proceeds from securities loans.
/6// /Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $14,205 or 0.02% of net assets.


UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation                      $16,873,806
Unrealized Depreciation                       (3,147,253)
                                             -----------
Net Unrealized Appreciation (Depreciation)    13,726,553
Cost for federal income tax purposes         $86,903,805

                            SCHEDULE OF INVESTMENTS
                            SMALLCAP GROWTH ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)

                                            Shares

                                            Held                         Value

----------------------------------------------------------------------------------------
COMMON STOCKS (97.68%)
AEROSPACE & DEFENSE EQUIPMENT (0.13%)
                                                                      $
 BE Aerospace /1/                                    5,000                 82,850
APPAREL MANUFACTURERS (1.13%)
 Maidenform Brands /1/                               4,500                 61,875
 Phillips-Van Heusen                                21,900                679,338
                                                                          741,213
APPLICATIONS SOFTWARE (2.68%)
 MRO Software /1/                                   11,211                188,793
 Progress Software /1/                              30,100                956,277
 Verint Systems /1/                                 15,000                614,100
                                                                        1,759,170
ATHLETIC EQUIPMENT (0.69%)
 Nautilus                                           20,600                454,642
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.50%)
 American Axle & Manufacturing Holdings             14,300                330,044
BEVERAGES-NON-ALCOHOLIC (0.70%)
 Cott /1/                                           16,700                295,590
 Hansen Natural /1/                                  3,500                164,780
                                                                          460,370
BUILDING & CONSTRUCTION-MISCELLANEOUS (0.67%)
 Dycom Industries /1/                               21,600                436,752
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.13%)
 Eagle Materials                                       700                 84,959
BUILDING PRODUCTS-LIGHT FIXTURES (0.68%)
 Genlyte Group /1/                                   9,300                447,144
BUILDING-RESIDENTIAL & COMMERCIAL (1.72%)
 Hovnanian Enterprises /1/                          10,200                522,240
 Technical Olympic USA                              23,300                609,528
                                                                        1,131,768
COMMERCIAL BANKS (2.70%)
 MB Financial                                        4,400                171,512
 Mercantile Bank                                     4,515                193,197
 Prosperity Bancshares                               3,400                102,850
 Texas Capital Bancshares /1/                        7,700                162,855
 UCBH Holdings                                      47,240                865,437
 Wilshire Bancorp.                                   6,542                100,092
 Yardville National Bancorp.                         5,000                176,250
                                                                        1,772,193
COMMERCIAL SERVICE-FINANCE (0.04%)
 Heartland Payment Systems /1/                       1,100                 26,246
COMMUNICATIONS SOFTWARE (0.12%)
 Avid Technology /1/                                 1,900                 78,660
COMPUTER AIDED DESIGN (0.23%)
 ANSYS /1/                                           3,900                150,111
COMPUTER SERVICES (3.54%)
 CACI International /1/                             13,770                834,462
 Cognizant Technology Solutions /1/                 21,840              1,017,525
 FactSet Research Systems                           10,490                369,668
 Kanbay International /1/                            5,400                101,520
                                                                        2,323,175
                                            Shares

                                            Held                         Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTERS-INTEGRATED SYSTEMS (1.42%)
                                                                      $
 Micros Systems /1/                                 14,000                612,500
 RadiSys /1/                                        16,600                322,040
                                                                          934,540
COMPUTERS-MEMORY DEVICES (0.29%)
 Dot Hill Systems /1/                               28,400                191,132
CONSULTING SERVICES (1.20%)
 CRA International /1/                              12,500                521,125
 DiamondCluster International /1/                   20,700                156,906
 Navigant Consulting /1/                             5,900                113,044
                                                                          791,075
CONSUMER PRODUCTS-MISCELLANEOUS (0.88%)
 Central Garden & Pet /1/                           12,800                579,200
DATA PROCESSING & MANAGEMENT (0.68%)
 Fair Isaac                                          9,900                443,520
DIAGNOSTIC EQUIPMENT (1.47%)
 Gen-Probe /1/                                       7,800                385,710
 Immucor /1/                                        14,900                408,856
 NEUROMetrix /1/                                     5,700                169,689
                                                                          964,255
DIAGNOSTIC KITS (0.09%)
 OraSure Technologies /1/                            6,300                 59,409
DISTRIBUTION-WHOLESALE (1.58%)
 Aviall /1/                                          5,300                179,034
 Beacon Roofing Supply /1/                           7,900                258,093
 LKQ /1/                                             1,900                 57,380
 WESCO International /1/                            16,100                545,307
                                                                        1,039,814
DIVERSIFIED MANUFACTURING OPERATIONS (1.75%)
 ESCO Technologies /1/                              23,000              1,151,610
DIVERSIFIED MINERALS (0.07%)
 Charles & Colvard                                   1,800                 44,928
DRUG DELIVERY SYSTEMS (0.45%)
 Penwest Pharmaceuticals /1/                        17,000                298,010
E-COMMERCE-PRODUCTS (0.50%)
 NutriSystem /1/                                    13,000                325,260
E-MARKETING-INFORMATION (0.25%)
 24/7 Real Media /1/                                23,213                163,420
E-SERVICES-CONSULTING (0.11%)
 Digital Insight /1/                                 2,100                 54,726
 GSI Commerce /1/                                    1,000                 19,900
                                                                           74,626
EDUCATIONAL SOFTWARE (0.37%)
 Blackboard /1/                                      9,600                240,096
ELECTRONIC COMPONENTS-MISCELLANEOUS (1.14%)
 Benchmark Electronics /1/                          24,750                745,470
ELECTRONIC COMPONENTS-SEMICONDUCTOR (2.67%)
 Cree /1/                                            6,200                155,124
 Fairchild Semiconductor International /1/           7,100                105,506
                                            Shares

                                            Held                         Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC COMPONENTS-SEMICONDUCTOR (CONTINUED)
                                                                      $
 Ikanos Communications /1/                           8,200                100,778
 Microsemi /1/                                      37,000                944,980
 Silicon Image /1/                                  41,000                364,490
 Zoran /1/                                           5,900                 84,370
                                                                        1,755,248
ELECTRONIC DESIGN AUTOMATION (0.16%)
 Ansoft /1/                                          3,700                107,670
ELECTRONIC SECURITY DEVICES (0.41%)
 American Science & Engineering /1/                  4,100                268,919
ELECTRONICS-MILITARY (1.09%)
 Engineered Support Systems                         17,418                714,835
ENERGY-ALTERNATE SOURCES (0.19%)
 KFx /1/                                             7,400                126,688
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (0.42%)
 EMCOR Group /1/                                     4,700                278,710
ENTERPRISE SOFTWARE & SERVICE (0.45%)
 Opnet Technologies /1/                             11,400                 95,988
 Taleo /1/                                             900                 12,150
 Ultimate Software Group /1/                        10,200                187,884
                                                                          296,022
ENTERTAINMENT SOFTWARE (0.65%)
 THQ /1/                                            20,055                427,573
FIDUCIARY BANKS (0.93%)
 Investors Financial Services                       18,500                608,650
HOTELS & MOTELS (0.39%)
 La Quinta /1/                                       9,600                 83,424
 Orient-Express Hotels                               6,000                170,520
                                                                          253,944
HUMAN RESOURCES (1.73%)
 Gevity HR                                           5,550                151,182
 Korn/Ferry International /1/                       10,500                172,095
 Labor Ready /1/                                    31,700                813,105
                                                                        1,136,382
INDUSTRIAL AUDIO & VIDEO PRODUCTS (0.10%)
 Dolby Laboratories /1/                              4,000                 64,000
INDUSTRIAL AUTOMATION & ROBOTS (0.88%)
 Cognex                                             19,200                577,344
INDUSTRIAL GASES (0.70%)
 Airgas                                             15,500                459,265
INSTRUMENTS-CONTROLS (0.22%)
 Photon Dynamics /1/                                 7,500                143,625
INTERNET CONNECTIVE SERVICES (0.27%)
 Redback Networks /1/                               17,900                177,568
INTERNET CONTENT-INFORMATION & NEWS (0.40%)
 iVillage /1/                                       36,500                264,990
INTERNET INFRASTRUCTURE EQUIPMENT (0.30%)
 Avocent /1/                                         6,200                196,168
                                            Shares

                                            Held                         Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INTERNET INFRASTRUCTURE SOFTWARE (0.13%)
                                                                      $
 Opsware /1/                                        17,000                 88,230
INTERNET SECURITY (0.95%)
 RSA Security /1/                                   23,100                293,601
 Secure Computing /1/                               29,000                329,150
                                                                          622,751
INTERNET TELEPHONY (0.08%)
 j2 Global Communications /1/                        1,300                 52,546
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.15%)
 Calamos Asset Management                            4,104                101,287
LASERS-SYSTEMS & COMPONENTS (0.45%)
 Ii-Vi /1/                                          16,821                298,405
MACHINERY TOOLS & RELATED PRODUCTS (0.31%)
 Kennametal                                          4,200                205,968
MACHINERY-CONSTRUCTION & MINING (0.72%)
 JLG Industries                                     12,900                472,011
MACHINERY-GENERAL INDUSTRY (1.22%)
 Middleby                                            5,900                427,750
 Wabtec                                             13,600                371,008
                                                                          798,758
MEDICAL INSTRUMENTS (1.67%)
 Advanced Neuromodulation Systems /1/               10,700                507,822
 ArthroCare /1/                                     14,600                587,212
                                                                        1,095,034
MEDICAL LABORATORY & TESTING SERVICE (0.23%)
 Bio-Reference Labs /1/                              2,800                 48,412
 LabOne /1/                                          2,400                104,400
                                                                          152,812
MEDICAL PRODUCTS (2.68%)
 INAMED /1/                                         13,150                995,192
 ThermoGenesis /1/                                  21,200                112,360
 Viasys Healthcare /1/                              26,200                654,738
                                                                        1,762,290
MEDICAL-BIOMEDICAL/GENE (3.55%)
 Affymetrix /1/                                      5,900                272,757
 Charles River Laboratories International
  /1/                                                4,972                216,879
 Digene /1/                                          5,100                145,350
 Encysive Pharmaceuticals /1/                        9,800                115,444
 Illumina /1/                                       10,300                131,943
 Incyte /1/                                         27,200                127,840
 Keryx Biopharmaceuticals /1/                       13,400                211,184
 LifeCell /1/                                        5,100                110,313
 Martek Biosciences /1/                              3,300                115,929
 Protein Design Labs /1/                            13,000                364,000
 Serologicals /1/                                    5,100                115,056
 Telik /1/                                          24,800                405,728
                                                                        2,332,423
MEDICAL-DRUGS (1.72%)
 Cubist Pharmaceuticals /1/                          8,000                172,320
 First Horizon Pharmaceutical /1/                   24,300                482,841
 Prestige Brands Holdings /1/                       12,000                147,840
 Salix Pharmaceuticals /1/                           8,500                180,625
                                            Shares

                                            Held                         Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-DRUGS (CONTINUED)
                                                                      $
 Vaxgen /1/                                         10,300                148,320
                                                                        1,131,946
MEDICAL-GENERIC DRUGS (0.31%)
 Taro Pharmaceuticals Industries /1/                 7,800                200,694
MEDICAL-HMO (0.11%)
 Centene /1/                                         2,800                 70,084
MEDICAL-HOSPITALS (1.98%)
 Horizon Health /1/                                  8,100                220,077
 LifePoint Hospitals /1/                             2,900                126,817
 Symbion /1/                                         7,700                199,199
 United Surgical Partners International
  /1/                                               19,250                752,867
                                                                        1,298,960
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.23%)
 NovaMed /1/                                        12,736                 87,121
 Radiation Therapy Services /1/                      1,900                 60,534
                                                                          147,655
METAL PROCESSORS & FABRICATION (0.04%)
 Sun Hydraulics                                      1,100                 26,730
MISCELLANEOUS INVESTING (2.83%)
 American Financial Realty Trust                     5,700                 80,940
 BioMed Realty Trust                                12,300                305,040
 Entertainment Properties Trust                      4,300                191,909
 Mills                                              10,000                550,800
 Ventas                                             22,700                730,940
                                                                        1,859,629
MOTION PICTURES & SERVICES (0.30%)
 Lions Gate Entertainment /1/                       20,900                199,386
NETWORKING PRODUCTS (1.21%)
 Atheros Communications /1/                         11,800                115,168
 Foundry Networks /1/                               22,500                285,750
 Ixia /1/                                           16,600                244,186
 NETGEAR /1/                                         6,300                151,578
                                                                          796,682
OFFICE AUTOMATION & EQUIPMENT (0.29%)
 Global Imaging Systems /1/                          5,600                190,680
OIL & GAS DRILLING (1.66%)
 Grey Wolf /1/                                      30,700                258,801
 Patterson-UTI Energy                               20,000                721,600
 Pioneer Drilling /1/                                5,500                107,360
                                                                        1,087,761
OIL COMPANY-EXPLORATION & PRODUCTION (3.62%)
 Carrizo Oil & Gas /1/                               6,740                197,482
 KCS Energy /1/                                     33,600                925,008
 Quicksilver Resources /1/                          26,250              1,254,487
                                                                        2,376,977
OIL FIELD MACHINERY & EQUIPMENT (0.46%)
 Dresser-Rand Group /1/                             12,300                302,949
OIL-FIELD SERVICES (2.36%)
 Cal Dive International /1/                          2,500                158,525
 Hornbeck Offshore Services /1/                      3,600                131,868
                                            Shares

                                            Held                         Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL-FIELD SERVICES (CONTINUED)
                                                                      $
 Oceaneering International /1/                         900                 48,069
 Superior Energy Services /1/                        7,900                182,411
 Tetra Technologies /1/                             32,925              1,027,918
                                                                        1,548,791
PATIENT MONITORING EQUIPMENT (0.57%)
 Aspect Medical Systems /1/                         12,600                373,338
PHYSICAL THERAPY & REHABILITATION CENTERS (1.78%)
 Psychiatric Solutions /1/                          21,599              1,171,314
PHYSICIAN PRACTICE MANAGEMENT (1.76%)
 Pediatrix Medical Group /1/                        15,030              1,154,605
PROPERTY & CASUALTY INSURANCE (0.71%)
 Philadelphia Consolidated Holding /1/               1,553                131,850
 Selective Insurance Group                           4,900                239,610
 United America Indemnity /1/                        5,300                 97,255
                                                                          468,715
RACETRACKS (0.12%)
 Speedway Motorsports                                2,200                 79,926
RENTAL-AUTO & EQUIPMENT (0.40%)
 Aaron Rents                                        12,400                262,260
RESPIRATORY PRODUCTS (1.06%)
 ResMed /1/                                          8,722                694,707
RETAIL-APPAREL & SHOE (1.77%)
 Aeropostale /1/                                    20,650                438,812
 Chico's FAS /1/                                    15,900                585,120
 DSW /1/                                             6,500                137,800
                                                                        1,161,732
RETAIL-COMPUTER EQUIPMENT (0.86%)
 Electronics Boutique Holdings /1/                   8,968                563,549
RETAIL-MAIL ORDER (0.10%)
 Celebrate Express /1/                               4,661                 65,207
RETAIL-MUSIC STORE (1.18%)
 Guitar Center /1/                                  14,000                772,940
RETAIL-PET FOOD & SUPPLIES (0.59%)
 PETCO Animal Supplies /1/                          18,200                385,112
RETAIL-RESTAURANTS (2.39%)
 California Pizza Kitchen /1/                       20,100                587,724
 Checkers Drive-In Restaurant /1/                    6,500                 99,320
 CKE Restaurants /1/                                38,200                503,476
 Panera Bread /1/                                    4,550                232,869
 Sonic /1/                                           5,400                147,690
                                                                        1,571,079
RETAIL-SPORTING GOODS (0.21%)
 Hibbett Sporting Goods /1/                          6,150                136,838
SAVINGS & LOANS-THRIFTS (0.93%)
 BankUnited Financial                               12,200                279,014
 Commercial Capital Bancorp.                         7,400                125,800
 Harbor Florida Bancshares                           5,700                206,739
                                                                          611,553
                                            Shares

                                            Held                         Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SCHOOLS (0.08%)
                                                                      $
 Education Management /1/                            1,600                 51,584
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (1.43%)
 Exar /1/                                           19,470                272,969
 Micrel /1/                                          8,900                 99,947
 Power Integrations /1/                             15,200                330,600
 Standard Microsystems /1/                           7,900                236,289
                                                                          939,805
SEMICONDUCTOR EQUIPMENT (1.99%)
 ATMI /1/                                            3,300                102,300
 August Technology /1/                              14,000                149,380
 Credence Systems /1/                               14,400                114,912
 Photronics /1/                                     19,200                372,480
 Rudolph Technologies /1/                           12,200                164,334
 Semitool /1/                                       19,800                157,410
 Varian Semiconductor Equipment Associates
  /1/                                                5,800                245,746
                                                                        1,306,562
STEEL PRODUCERS (0.60%)
 Steel Dynamics                                     11,600                393,936
STEEL-SPECIALTY (0.37%)
 Allegheny Technologies                              7,900                244,742
TELECOMMUNICATION EQUIPMENT (0.75%)
 Arris Group /1/                                    21,800                258,548
 NICE Systems /1/                                    4,200                189,756
 Tut Systems /1/                                    14,100                 45,402
                                                                          493,706
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.12%)
 C-COR.net /1/                                       4,400                 29,700
 Harmonic /1/                                        8,500                 49,470
                                                                           79,170
TELECOMMUNICATION SERVICES (0.51%)
 NeuStar /1/                                        10,400                332,696
TEXTILE-PRODUCTS (0.08%)
 Dixie Group /1/                                     3,400                 54,196
THERAPEUTICS (1.45%)
 Bioenvision /1/                                    14,599                117,230
 CV Therapeutics /1/                                 4,900                131,075
 Isis Pharmaceuticals /1/                           21,800                110,090
 Medicines /1/                                      10,600                243,906
 MGI Pharma /1/                                      1,600                 37,296
 Neurocrine Biosciences /1/                          6,397                314,668
                                                                          954,265
TRANSPORT-AIR FREIGHT (0.81%)
 EGL /1/                                            19,500                529,425
TRANSPORT-SERVICES (1.90%)
 HUB Group /1/                                      19,800                726,858
 UTI Worldwide                                       6,700                520,590
                                                                        1,247,448
TRANSPORT-TRUCK (2.22%)
 Forward Air                                        11,381                419,276
 Landstar System                                    20,600                824,618
                                            Shares

                                            Held                         Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TRANSPORT-TRUCK (CONTINUED)
                                                                      $
 Old Dominion Freight Line /1/                       6,300                210,987
                                                                        1,454,881
VETERINARY DIAGNOSTICS (1.53%)
 VCA Antech /1/                                     39,400              1,005,488
WIRELESS EQUIPMENT (0.28%)
 Viasat /1/                                          7,100                182,115
                                      TOTAL COMMON STOCKS              64,147,596
                                                                      -----------

                     TOTAL PORTFOLIO INVESTMENTS (97.68%)              64,147,596
OTHER ASSETS AND LIABILITIES, NET (2.32%)                               1,526,809
                               TOTAL NET ASSETS (100.00%)             $65,674,405
                                                                      -------------

                            SCHEDULE OF INVESTMENTS
                            SMALLCAP GROWTH ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)

                            SCHEDULE OF INVESTMENTS
                            SMALLCAP GROWTH ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)

                            SCHEDULE OF INVESTMENTS
                            SMALLCAP GROWTH ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)


/1 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation                      $16,071,331
Unrealized Depreciation                       (2,458,893)
                                             -----------
Net Unrealized Appreciation (Depreciation)    13,612,438
Cost for federal income tax purposes         $50,535,158

                            SCHEDULE OF INVESTMENTS
                             SMALLCAP VALUE ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)

                                                Shares

                                                Held                             Value

-------------------------------------------------------------------------------------------------
COMMON STOCKS (95.95%)
AEROSPACE & DEFENSE (0.21%)
                                                                              $
 Esterline Technologies /1/                                  7,100                 269,019
AEROSPACE & DEFENSE EQUIPMENT (1.75%)
 AAR /1/                                                     6,100                 104,798
 Armor Holdings /1/                                          7,000                 301,070
 Curtiss-Wright                                              6,200                 382,602
 DRS Technologies                                            3,800                 187,568
 HEICO                                                       3,700                  85,840
 Innovative Solutions & Support /1/                          2,000                  31,060
 Kaman                                                      12,800                 261,760
 Moog /1/                                                   16,950                 500,364
 Orbital Sciences /1/                                       12,400                 155,000
 Triumph Group /1/                                           5,500                 204,435
                                                                                 2,214,497
AIRLINES (0.89%)
 Alaska Air Group /1/                                       10,300                 299,318
 Continental Airlines /1/                                    8,200                  79,212
 ExpressJet Holdings /1/                                    23,800                 213,486
 Pinnacle Airlines /1/                                       2,400                  15,600
 Skywest                                                    19,200                 514,944
                                                                                 1,122,560
APPAREL MANUFACTURERS (0.41%)
 Kellwood                                                    8,900                 230,065
 Oxford Industries                                             900                  40,608
 Quiksilver /1/                                             12,400                 179,180
 Russell                                                     5,300                  74,412
                                                                                   524,265
APPLICATIONS SOFTWARE (0.21%)
 MRO Software /1/                                            2,900                  48,836
 Progress Software /1/                                       5,700                 181,089
 Quest Software /1/                                          2,100                  31,647
                                                                                   261,572
ATHLETIC FOOTWEAR (0.03%)
 K-Swiss                                                     1,200                  35,484
AUDIO & VIDEO PRODUCTS (0.08%)
 Audiovox /1/                                                7,100                  99,258
AUTO-TRUCK TRAILERS (0.03%)
 Wabash National                                             1,700                  33,422
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (1.06%)
 American Axle & Manufacturing Holdings                        800                  18,464
 ArvinMeritor                                               15,600                 260,832
 Hayes Lemmerz International /1/                            12,500                  56,000
 Keystone Automotive Industries /1/                          2,900                  83,549
 Modine Manufacturing                                        8,500                 311,780
 Superior Industries International                           3,700                  79,624
 Tenneco Automotive /1/                                     24,600                 430,746
 Visteon                                                    10,800                 105,624
                                                                                 1,346,619
AUTO/TRUCK PARTS & EQUIPMENT-REPLACEMENT (0.15%)
 Aftermarket Technology /1/                                  8,800                 161,832
 Commercial Vehicle Group /1/                                1,400                  29,316
                                                                                   191,148
                                                Shares

                                                Held                             Value

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COMMON STOCKS (CONTINUED)
BROADCASTING SERVICES & PROGRAMMING (0.03%)
                                                                              $
 4 Kids Entertainment /1/                                      800                  13,912
 Gray Television                                             2,600                  27,534
                                                                                    41,446
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.27%)
 NCI Building Systems /1/                                    6,100                 248,819
 USG /1/                                                     1,400                  96,208
                                                                                   345,027
BUILDING & CONSTRUCTION-MISCELLANEOUS (0.01%)
 Dycom Industries /1/                                          900                  18,198
BUILDING PRODUCTS-AIR & HEATING (0.60%)
 Lennox International                                       16,900                 463,229
 York International                                          5,300                 297,171
                                                                                   760,400
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.61%)
 Eagle Materials                                             3,800                 461,206
 Texas Industries                                            5,800                 315,520
                                                                                   776,726
BUILDING PRODUCTS-DOORS & WINDOWS (0.13%)
 Apogee Enterprises                                          9,600                 164,160
BUILDING PRODUCTS-LIGHT FIXTURES (0.09%)
 Genlyte Group /1/                                           2,300                 110,584
BUILDING PRODUCTS-WOOD (0.57%)
 Universal Forest Products                                  12,600                 722,232
BUILDING-HEAVY CONSTRUCTION (0.26%)
 Washington Group International /1/                          6,200                 334,118
BUILDING-MAINTENANCE & SERVICE (0.06%)
 Healthcare Services Group                                   4,200                  80,850
BUILDING-RESIDENTIAL & COMMERCIAL (0.81%)
 Beazer Homes USA                                              600                  35,202
 Levitt                                                      5,675                 130,184
 M/I Homes                                                     500                  27,130
 Technical Olympic USA                                      15,000                 392,400
 WCI Communities /1/                                        15,600                 442,572
                                                                                 1,027,488
CABLE TV (0.44%)
 Charter Communications /1/                                 96,100                 144,150
 Insight Communications /1/                                 10,300                 119,789
 LodgeNet Entertainment /1/                                 15,000                 220,950
 Mediacom Communications /1/                                10,100                  74,538
                                                                                   559,427
CASINO HOTELS (0.23%)
 Ameristar Casinos                                           5,000                 104,200
 Aztar /1/                                                   5,200                 160,212
 Monarch Casino & Resort /1/                                 1,500                  25,485
                                                                                   289,897
CELLULAR TELECOMMUNICATIONS (0.26%)
 Centennial Communications /1/                               7,800                 116,844
 Dobson Communications /1/                                  22,900                 175,872
 Leap Wireless International /1/                             1,200                  42,240
                                                                                   334,956
                                                Shares

                                                Held                             Value

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COMMON STOCKS (CONTINUED)
CHEMICALS-DIVERSIFIED (0.65%)
                                                                              $
 FMC /1/                                                    12,900                 738,138
 Georgia Gulf                                                2,400                  57,792
 Olin                                                        1,100                  20,889
                                                                                   816,819
CHEMICALS-FIBERS (0.07%)
 Wellman                                                    13,700                  86,721
CHEMICALS-PLASTICS (0.28%)
 PolyOne /1/                                                59,000                 357,540
CHEMICALS-SPECIALTY (1.14%)
 Arch Chemicals                                              1,500                  34,875
 H.B. Fuller                                                12,100                 376,068
 Hercules /1/                                               26,700                 326,274
 Minerals Technologies                                       4,000                 228,840
 NewMarket /1/                                               7,800                 135,252
 NL Industries                                               1,100                  20,669
 OM Group /1/                                                1,100                  22,143
 Terra Industries /1/                                       16,600                 110,390
 W.R. Grace /1/                                             21,400                 191,530
                                                                                 1,446,041
CIRCUIT BOARDS (0.05%)
 TTM Technologies /1/                                        8,400                  60,060
COLLECTIBLES (0.17%)
 RC2 /1/                                                     6,400                 216,064
COMMERCIAL BANKS (10.58%)
 1st Source                                                  2,113                  48,916
 ABC Bancorp                                                 3,340                  64,095
 AMCORE Financial                                            3,900                 121,719
 Amegy Bancorp.                                             14,800                 334,924
 AmericanWest Bancorp. /1/                                   2,300                  53,176
 BancFirst                                                   1,200                 102,000
 BancorpSouth                                                1,900                  43,415
 Bank of the Ozarks                                          2,500                  85,825
 Banner                                                      1,900                  50,616
 Capital Corp of the West                                    1,900                  58,045
 Capital Crossing Bank /1/                                     300                  10,422
 Capitol Bancorp.                                            5,200                 168,480
 Cardinal Financial /1/                                      2,200                  21,230
 Cathay General Bancorp                                      3,700                 131,202
 Central Pacific Financial                                   5,500                 193,490
 Chemical Financial                                          8,793                 285,772
 Citizens Banking                                            1,300                  36,920
 City Holding                                                4,100                 146,616
 Colonial BancGroup                                         14,200                 318,080
 Columbia Banking Systems                                    5,157                 135,268
 Community Bancorp /1/                                       1,100                  36,289
 Community Bank System                                      10,100                 228,260
 Community Trust Bancorp                                     3,363                 108,221
 Corus Bankshares                                           13,700                 751,171
 Cullen/Frost Bankers                                        7,700                 379,918
 CVB Financial                                               1,700                  31,620
 EuroBancshares /1/                                          7,400                 110,334
 Financial Institutions                                        300                   5,523
 First Bancorp.                                              9,300                 157,356
 First Charter                                               1,500                  36,720
                                                Shares

                                                Held                             Value

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COMMON STOCKS (CONTINUED)
COMMERCIAL BANKS (CONTINUED)
                                                                              $
 First Citizens BancShares                                   2,200                 375,430
 First Oak Brook Bancshares                                  1,250                  37,862
 First Republic Bank                                        10,250                 361,107
 Fremont General                                            16,100                 351,463
 Gold Banc                                                  22,900                 341,210
 Great Southern Bancorp                                      2,800                  83,776
 Greater Bay Bancorp                                        11,900                 293,216
 Hanmi Financial                                            38,100                 683,895
 IBERIABANK                                                 11,500                 611,225
 Independent Bank - Massachusetts                           10,900                 331,142
 Independent Bank - Michigan                                11,235                 326,264
 Irwin Financial                                            14,800                 301,772
 Lakeland Financial                                            300                  12,405
 MainSource Financial Group                                  3,692                  65,459
 MB Financial                                                2,350                  91,603
 MBT Financial                                               2,700                  49,761
 Mercantile Bank                                             3,868                 165,512
 Mid-State Bancshares                                        7,300                 200,823
 Nara Bancorp.                                                 700                  10,465
 Old Second Bancorp                                            532                  15,875
 Oriental Financial Group                                    7,770                  95,105
 Pacific Capital Bancorp.                                    6,000                 199,740
 Peoples Bancorp.                                            1,265                  34,952
 Prosperity Bancshares                                       4,800                 145,200
 Provident Bankshares                                       11,500                 399,970
 R&G Financial                                              12,150                 167,062
 Republic Bancorp. - Kentucky                                1,212                  25,355
 Republic Bancorp. - Michigan                               29,200                 412,888
 Royal Bancshares of Pennsylvania                            1,178                  26,317
 Santander BanCorp                                             900                  22,167
 SCBT Financial                                              1,050                  33,159
 Security Bank                                               4,000                  99,560
 Simmons First National                                      3,900                 111,228
 South Financial Group                                       1,100                  29,524
 Southside Bancshares                                        3,360                  63,874
 Southwest Bancorp.                                          2,300                  50,531
 State Financial Services                                    5,200                 189,904
 Sterling Bancshares                                        12,400                 182,404
 Summit Bancshares                                           6,400                 117,568
 Sun Bancorp. /1/                                            1,963                  41,400
 SVB Financial Group /1/                                     1,200                  58,368
 Taylor Capital Group                                        4,300                 162,626
 Texas Regional Bancshares                                   8,300                 238,957
 Trico Bancshares                                            2,800                  60,256
 Umpqua Holdings                                            12,300                 299,136
 Union Bankshares                                              600                  25,068
 United Bankshares                                          10,100                 352,995
 United Community Banks                                      1,600                  45,600
 W Holding                                                  20,692                 197,816
 West Coast Bancorp                                         18,500                 462,500
 Western Sierra Bancorp. /1/                                 1,200                  41,328
 Whitney Holding                                             1,600                  43,264
                                                                                13,401,710
COMMERCIAL SERVICE-FINANCE (0.12%)
 CBIZ /1/                                                   11,900                  60,690
                                                Shares

                                                Held                             Value

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COMMON STOCKS (CONTINUED)
COMMERCIAL SERVICE-FINANCE (CONTINUED)
                                                                              $
 NCO Group /1/                                               4,500                  92,970
                                                                                   153,660
COMMERCIAL SERVICES (0.28%)
 Arbitron                                                    1,200                  47,808
 Magellan Health Services /1/                                2,800                  98,420
 StarTek                                                     2,200                  29,040
 TeleTech Holdings /1/                                      15,000                 150,300
 Vertrue /1/                                                   900                  32,715
                                                                                   358,283
COMMUNICATIONS SOFTWARE (0.23%)
 Avid Technology /1/                                           600                  24,840
 Digi International /1/                                      6,600                  70,818
 Inter-Tel                                                   9,100                 191,100
                                                                                   286,758
COMPUTER AIDED DESIGN (0.18%)
 Parametric Technology /1/                                  33,300                 232,101
COMPUTER SERVICES (0.69%)
 BISYS Group /1/                                             7,500                 100,725
 CACI International /1/                                      1,500                  90,900
 CIBER /1/                                                  13,000                  96,590
 Covansys /1/                                                8,800                 140,448
 Perot Systems /1/                                          21,400                 302,810
 Sykes Enterprises /1/                                       6,900                  82,110
 Tyler Technologies /1/                                      7,800                  64,584
                                                                                   878,167
COMPUTER SOFTWARE (0.05%)
 Blackbaud                                                   3,200                  45,344
 Phoenix Technologies /1/                                    3,200                  24,096
                                                                                    69,440
COMPUTERS (0.21%)
 Gateway /1/                                                17,200                  46,440
 Palm /1/                                                    7,690                 217,858
                                                                                   264,298
COMPUTERS-INTEGRATED SYSTEMS (0.84%)
 Agilysys                                                   15,300                 257,652
 Brocade Communications Systems /1/                         52,600                 214,608
 Intergraph /1/                                              4,700                 210,137
 McData /1/                                                 22,300                 116,852
 MTS Systems                                                 4,900                 185,073
 RadiSys /1/                                                 3,800                  73,720
                                                                                 1,058,042
COMPUTERS-MEMORY DEVICES (0.78%)
 Hutchison Technology /1/                                    8,000                 208,960
 Imation                                                     7,700                 330,099
 Komag /1/                                                   5,400                 172,584
 Quantum /1/                                                76,600                 236,694
 Silicon Storage Technology /1/                              6,800                  36,584
                                                                                   984,921
COMPUTERS-PERIPHERAL EQUIPMENT (0.10%)
 Electronics for Imaging /1/                                 5,400                 123,876
COMPUTERS-VOICE RECOGNITION (0.06%)
 Talx                                                        2,500                  81,975
                                                Shares

                                                Held                             Value

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COMMON STOCKS (CONTINUED)
CONSULTING SERVICES (0.62%)
                                                                              $
 BearingPoint /1/                                           50,300                 381,777
 Clark                                                       3,400                  57,222
 CRA International /1/                                       1,200                  50,028
 Gartner /1/                                                12,200                 142,618
 Maximus                                                     2,900                 103,675
 Watson Wyatt                                                1,700                  45,815
                                                                                   781,135
CONSUMER PRODUCTS-MISCELLANEOUS (0.48%)
 CSS Industries                                              1,441                  46,861
 Tupperware                                                 21,300                 485,214
 Water Pik Technologies /1/                                  3,800                  77,140
                                                                                   609,215
CONTAINERS-METAL & GLASS (0.63%)
 Greif Brothers                                              4,200                 252,420
 Silgan Holdings                                            16,400                 545,464
                                                                                   797,884
CONTAINERS-PAPER & PLASTIC (0.22%)
 Chesapeake                                                 12,600                 231,714
 Sonoco Products                                             1,500                  40,965
                                                                                   272,679
COSMETICS & TOILETRIES (0.05%)
 Elizabeth Arden /1/                                         2,900                  62,582
DATA PROCESSING & MANAGEMENT (0.06%)
 eFunds /1/                                                  2,600                  48,958
 infoUSA                                                     2,500                  26,550
                                                                                    75,508
DECISION SUPPORT SOFTWARE (0.04%)
 NetIQ /1/                                                   4,600                  56,304
DIAGNOSTIC EQUIPMENT (0.11%)
 NEUROMetrix /1/                                             4,500                 133,965
DISPOSABLE MEDICAL PRODUCTS (0.04%)
 Medical Action Industries /1/                               3,300                  56,628
DISTRIBUTION-WHOLESALE (1.10%)
 Aviall /1/                                                 11,500                 388,470
 Bell Microproducts /1/                                      8,300                  83,249
 Brightpoint /1/                                             5,700                 109,098
 Building Material Holding                                   3,000                 279,570
 Hughes Supply                                               1,000                  32,600
 United Stationers /1/                                       7,300                 349,378
 Watsco                                                      2,800                 148,708
                                                                                 1,391,073
DIVERSIFIED MANUFACTURING OPERATIONS (1.46%)
 A.O. Smith                                                  7,900                 225,150
 Actuant /1/                                                 4,300                 201,240
 Acuity Brands                                              10,200                 302,634
 Ameron International                                        2,800                 129,920
 Barnes Group                                               11,900                 426,734
 EnPro Industries /1/                                        2,700                  90,963
 ESCO Technologies /1/                                       2,400                 120,168
 Griffon /1/                                                 7,110                 174,906
 Jacuzzi Brands /1/                                         19,600                 157,976
                                                Shares

                                                Held                             Value

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COMMON STOCKS (CONTINUED)
DIVERSIFIED MANUFACTURING OPERATIONS (CONTINUED)
                                                                              $
 Tredegar                                                    1,800                  23,418
                                                                                 1,853,109
DIVERSIFIED OPERATIONS (0.40%)
 Walter Industries                                          10,300                 503,876
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0.09%)
 Viad                                                        1,500                  41,025
 Volt Information Sciences /1/                               3,500                  71,120
                                                                                   112,145
E-MARKETING-INFORMATION (0.10%)
 aQuantive /1/                                               6,300                 126,819
ELECTRIC-INTEGRATED (3.15%)
 Alliant Energy                                              2,300                  66,999
 Avista                                                      8,600                 166,840
 Black Hills                                                 7,400                 320,938
 CH Energy Group                                             3,900                 185,172
 Cleco                                                      11,300                 266,454
 El Paso Electric /1/                                       19,400                 404,490
 Great Plains Energy                                         1,900                  56,829
 Idacorp                                                     6,100                 183,793
 PNM Resources                                              19,050                 546,163
 Sierra Pacific Resources /1/                               64,000                 950,400
 UIL Holdings                                                1,200                  62,772
 UniSource Energy                                           23,400                 777,816
                                                                                 3,988,666
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.55%)
 Bel Fuse                                                    3,800                 138,434
 Benchmark Electronics /1/                                  10,000                 301,200
 CTS                                                        12,900                 156,090
 Solectron /1/                                              13,300                  52,003
 Sypris Solutions                                            4,800                  51,552
                                                                                   699,279
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.88%)
 Actel /1/                                                  10,000                 144,600
 AMIS Holdings /1/                                           5,000                  59,300
 Amkor Technology /1/                                        6,600                  28,908
 Applied Micro Circuits /1/                                 35,300                 105,900
 DSP Group /1/                                               4,800                 123,168
 Fairchild Semiconductor International /1/                  20,900                 310,574
 Integrated Silicon Solution /1/                             6,600                  55,440
 Lattice Semiconductor /1/                                  13,100                  56,068
 OmniVision Technologies /1/                                 3,300                  41,646
 ON Semiconductor /1/                                       13,600                  70,312
 Skyworks Solutions /1/                                     16,700                 117,234
                                                                                 1,113,150
ELECTRONIC DESIGN AUTOMATION (0.05%)
 Magma Design Automation /1/                                 7,900                  64,148
ELECTRONIC MEASUREMENT INSTRUMENTS (0.18%)
 Analogic                                                    4,400                 221,804
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (0.28%)
 EMCOR Group /1/                                             1,300                  77,090
 URS /1/                                                     6,900                 278,691
                                                                                   355,781
                                                Shares

                                                Held                             Value

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COMMON STOCKS (CONTINUED)
ENTERPRISE SOFTWARE & SERVICE (0.16%)
                                                                              $
 Lawson Software /1/                                         7,600                  52,744
 ManTech International /1/                                   3,600                  95,076
 Novell /1/                                                  4,700                  35,015
 SYNNEX /1/                                                  1,000                  16,840
                                                                                   199,675
ENVIRONMENTAL CONSULTING & ENGINEERING (0.01%)
 Tetra Tech /1/                                              1,000                  16,820
ENVIRONMENTAL MONITORING & DETECTION (0.15%)
 Mine Safety Appliances                                      4,800                 185,760
FIDUCIARY BANKS (0.07%)
 Boston Private Financial Holdings                           2,400                  63,696
 Investors Financial Services                                  600                  19,740
                                                                                    83,436
FILTRATION & SEPARATION PRODUCTS (0.04%)
 CLARCOR                                                     1,700                  48,824
FINANCE-CONSUMER LOANS (0.33%)
 First Marblehead /1/                                        1,400                  35,560
 World Acceptance /1/                                       14,900                 378,609
                                                                                   414,169
FINANCE-CREDIT CARD (0.60%)
 Advanta                                                     8,300                 234,309
 CompuCredit /1/                                             7,200                 319,824
 Metris /1/                                                 13,700                 200,431
                                                                                   754,564
FINANCE-INVESTMENT BANKER & BROKER (0.40%)
 Greenhill                                                     400                  16,676
 Investment Technology Group /1/                             6,200                 183,520
 Jefferies Group                                             1,300                  56,615
 Knight Capital Group /1/                                   13,800                 114,678
 LaBranche /1/                                               6,600                  57,354
 Piper Jaffray /1/                                           2,400                  71,664
                                                                                   500,507
FINANCE-LEASING COMPANY (0.14%)
 Financial Federal                                           4,600                 183,080
FINANCE-MORTGAGE LOAN/BANKER (0.26%)
 Accredited Home Lenders Holding /1/                         5,400                 189,864
 Doral Financial                                            10,200                 133,314
                                                                                   323,178
FOOD-BAKING (0.17%)
 Flowers Foods                                               7,725                 210,738
FOOD-MISCELLANEOUS/DIVERSIFIED (0.90%)
 Chiquita Brands International                              20,700                 578,565
 Corn Products International                                11,200                 225,904
 J & J Snack Foods                                           1,200                  69,360
 Lance                                                       3,100                  54,126
 Ralcorp Holdings                                            4,600                 192,832
 Sensient Technologies                                         800                  15,160
                                                                                 1,135,947
FOOD-RETAIL (0.23%)
 Great Atlantic & Pacific Tea /1/                            5,600                 158,816
 Pathmark Stores /1/                                         7,200                  81,144
                                                Shares

                                                Held                             Value

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COMMON STOCKS (CONTINUED)
FOOD-RETAIL (CONTINUED)
                                                                              $
 Ruddick                                                     2,300                  53,015
                                                                                   292,975
FOOD-WHOLESALE & DISTRIBUTION (0.13%)
 Nash Finch                                                  3,800                 160,322
FOOTWEAR & RELATED APPAREL (0.18%)
 Deckers Outdoor /1/                                         2,100                  50,526
 Skechers U.S.A. /1/                                        10,500                 171,885
                                                                                   222,411
FUNERAL SERVICE & RELATED ITEMS (0.31%)
 Alderwoods Group /1/                                        6,700                 109,746
 Stewart Enterprises                                        42,100                 279,123
                                                                                   388,869
GARDEN PRODUCTS (0.33%)
 Toro                                                       11,500                 422,740
GAS-DISTRIBUTION (2.01%)
 Atmos Energy                                                2,400                  67,800
 New Jersey Resources                                       17,300                 795,454
 Nicor                                                       5,500                 231,165
 Northwest Natural                                           6,800                 253,096
 Piedmont Natural Gas                                        2,600                  65,442
 South Jersey Industries                                    18,600                 542,004
 Southern Union /1/                                          2,090                  53,859
 Southwest Gas                                              19,800                 542,322
                                                                                 2,551,142
HOME FURNISHINGS (0.17%)
 Furniture Brands International                              2,500                  45,075
 Kimball International                                       7,700                  93,093
 La-Z-Boy                                                    3,700                  48,803
 Tempur-Pedic International /1/                              2,500                  29,600
                                                                                   216,571
HOSPITAL BEDS & EQUIPMENT (0.02%)
 Invacare                                                      700                  29,169
HOTELS & MOTELS (0.21%)
 LaSalle Hotel Properties                                    7,600                 261,820
HUMAN RESOURCES (0.16%)
 MPS Group /1/                                               4,800                  56,640
 Spherion /1/                                               19,200                 145,920
                                                                                   202,560
IDENTIFICATION SYSTEM-DEVELOPMENT (0.18%)
 Checkpoint Systems /1/                                      8,900                 211,108
 Paxar /1/                                                   1,100                  18,535
                                                                                   229,643
INSTRUMENTS-CONTROLS (0.16%)
 Watts Water Technologies                                    6,800                 196,180
INTERNET APPLICATION SOFTWARE (0.03%)
 WebEx Communications /1/                                    1,300                  31,863
INTERNET CONNECTIVE SERVICES (0.04%)
 Redback Networks /1/                                        5,700                  56,544
INTERNET CONTENT-INFORMATION & NEWS (0.12%)
 InfoSpace /1/                                               3,200                  76,384
                                                Shares

                                                Held                             Value

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COMMON STOCKS (CONTINUED)
INTERNET CONTENT-INFORMATION & NEWS (CONTINUED)
                                                                              $
 ProQuest /1/                                                2,100                  76,020
                                                                                   152,404
INTERNET FINANCIAL SERVICES (0.01%)
 eSpeed /1/                                                  1,000                   7,580
INTERNET INFRASTRUCTURE SOFTWARE (0.01%)
 AsiaInfo Holdings /1/                                       2,600                  12,610
INTERNET SECURITY (0.04%)
 Internet Security Systems /1/                                 900                  21,609
 iPass /1/                                                   6,300                  33,894
                                                                                    55,503
INTERNET TELEPHONY (0.04%)
 j2 Global Communications /1/                                1,400                  56,588
INVESTMENT COMPANIES (0.31%)
 Medallion Financial                                         1,000                   9,910
 Technology Investment Capital                              23,822                 376,149
                                                                                   386,059
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.03%)
 Calamos Asset Management                                    1,500                  37,020
LASERS-SYSTEMS & COMPONENTS (0.14%)
 Cymer /1/                                                   1,200                  37,584
 Electro Scientific Industries /1/                           3,600                  80,496
 Rofin-Sinar Technologies /1/                                1,700                  64,583
                                                                                   182,663
LEISURE & RECREATION PRODUCTS (0.09%)
 K2 /1/                                                      9,600                 109,440
LIFE & HEALTH INSURANCE (1.03%)
 American Equity Investment Life Holding                     6,600                  74,910
 AmerUs Group                                                1,000                  57,370
 Delphi Financial Group                                     15,000                 702,000
 Great American Financial Resources                          1,200                  24,000
 Nationwide Financial Services                                 400                  16,020
 Phoenix                                                     7,400                  90,280
 UICI                                                        7,600                 273,600
 Universal American Financial /1/                            3,000                  68,220
                                                                                 1,306,400
LINEN SUPPLY & RELATED ITEMS (0.34%)
 Angelica                                                   14,800                 264,180
 UniFirst                                                    4,600                 161,322
                                                                                   425,502
MACHINERY TOOLS & RELATED PRODUCTS (0.48%)
 Kennametal                                                  9,500                 465,880
 Regal Beloit                                                4,500                 145,980
                                                                                   611,860
MACHINERY-CONSTRUCTION & MINING (1.00%)
 Astec Industries /1/                                        2,300                  65,297
 JLG Industries                                             26,100                 954,999
 Terex /1/                                                   4,900                 242,207
                                                                                 1,262,503
MACHINERY-FARM (0.29%)
 AGCO /1/                                                   20,400                 371,280
                                                Shares

                                                Held                             Value

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COMMON STOCKS (CONTINUED)
MACHINERY-GENERAL INDUSTRY (1.25%)
                                                                              $
 Applied Industrial Technologies                            34,700               1,245,036
 Gardner Denver /1/                                          2,300                 102,580
 Kadant /1/                                                  3,800                  76,228
 Sauer-Danfoss                                               6,700                 134,000
 Tecumseh Products                                           1,000                  21,520
                                                                                 1,579,364
MACHINERY-MATERIAL HANDLING (0.27%)
 Cascade                                                     4,000                 194,800
 NACCO Industries                                            1,300                 148,785
                                                                                   343,585
MACHINERY-PUMPS (0.16%)
 Flowserve /1/                                               4,300                 156,305
 Graco                                                       1,200                  41,136
                                                                                   197,441
MEDICAL INFORMATION SYSTEM (0.37%)
 Computer Programs & Systems                                 4,900                 169,246
 Per-Se Technologies /1/                                    14,200                 293,372
                                                                                   462,618
MEDICAL INSTRUMENTS (0.21%)
 Conmed /1/                                                  9,100                 253,708
 SurModics /1/                                                 400                  15,476
                                                                                   269,184
MEDICAL LASER SYSTEMS (0.07%)
 LCA-Vision                                                  2,400                  89,088
MEDICAL PRODUCTS (0.29%)
 Cooper                                                        600                  45,966
 Haemonetics /1/                                             1,200                  57,036
 HealthTronics /1/                                           6,100                  60,756
 PSS World Medical /1/                                      11,000                 146,740
 Viasys Healthcare /1/                                       2,500                  62,475
                                                                                   372,973
MEDICAL STERILIZATION PRODUCT (0.08%)
 STERIS                                                      4,300                 102,297
MEDICAL-BIOMEDICAL/GENE (0.61%)
 Alexion Pharmaceuticals /1/                                 3,200                  88,576
 Arena Pharmaceuticals /1/                                   1,800                  17,820
 Bio-Rad Laboratories /1/                                    3,100                 170,469
 Celera Genomics Group /1/                                   4,000                  48,520
 Cell Genesys /1/                                            3,000                  16,440
 Cytokinetics /1/                                            8,500                  69,190
 Genelabs Technologies /1/                                  41,908                  26,821
 Human Genome Sciences /1/                                   3,100                  42,129
 Myogen /1/                                                  4,800                 112,800
 Seattle Genetics /1/                                        1,900                   9,975
 Telik /1/                                                   7,396                 120,999
 Vertex Pharmaceuticals /1/                                  1,900                  42,465
                                                                                   766,204
MEDICAL-DRUGS (0.29%)
 Adolor /1/                                                 14,039                 149,937
 Auxilium Pharmaceuticals /1/                                6,700                  33,366
 Pharmion /1/                                                1,900                  41,439
 Rigel Pharmaceuticals /1/                                   3,000                  71,310
                                                Shares

                                                Held                             Value

-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-DRUGS (CONTINUED)
                                                                              $
 Valeant Pharmaceuticals International                       3,800                  76,304
                                                                                   372,356
MEDICAL-GENERIC DRUGS (0.16%)
 Alpharma                                                    6,500                 161,655
 Perrigo                                                     2,600                  37,206
                                                                                   198,861
MEDICAL-NURSING HOMES (0.35%)
 Kindred Healthcare /1/                                     14,900                 444,020
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.17%)
 Amedisys /1/                                                1,700                  66,300
 Gentiva Health Services /1/                                 4,500                  81,540
 Res-Care /1/                                                2,800                  43,092
 VistaCare /1/                                               1,400                  20,258
                                                                                   211,190
METAL PROCESSORS & FABRICATION (1.36%)
 CIRCOR International                                        4,500                 123,525
 Commercial Metals                                          19,800                 668,052
 Mueller Industries                                          1,300                  36,101
 NN                                                         10,700                 128,293
 Quanex                                                     11,600                 768,152
                                                                                 1,724,123
METAL-IRON (0.03%)
 Gibraltar Industries                                        1,600                  36,592
MISCELLANEOUS INVESTING (11.14%)
 Affordable Residential Communities                         14,000                 141,540
 American Campus Communities                                 1,800                  43,236
 American Home Mortgage Investment                          18,359                 556,278
 Anthracite Capital                                         39,900                 462,042
 BioMed Realty Trust                                         1,800                  44,640
 Boykin Lodging /1/                                          4,200                  52,164
 Capital Automotive                                         14,600                 565,166
 Capital Trust                                               3,700                 118,992
 CarrAmerica Realty                                         29,500               1,060,525
 Cedar Shopping Centers                                      3,800                  54,986
 Colonial Properties Trust                                   1,600                  71,168
 Corporate Office Properties Trust                           2,500                  87,375
 Equity Inns                                                30,600                 413,100
 Equity One                                                  2,100                  48,825
 FelCor Lodging Trust /1/                                   17,900                 271,185
 First Potomac Realty Trust                                  3,500                  89,950
 Glenborough Realty Trust                                    8,600                 165,120
 Government Properties Trust                                12,600                 123,480
 Health Care                                                 1,300                  48,217
 Highland Hospitality                                        4,000                  41,040
 IMPAC Mortgage Holdings                                    19,200                 235,392
 Innkeepers USA Trust                                       34,800                 537,660
 Kilroy Realty                                              14,900                 834,847
 Lexington Corporate Properties Trust                       47,900               1,128,045
 LTC Properties                                              9,000                 190,800
 Maguire Properties                                         15,000                 450,750
 MeriStar Hospitality /1/                                   63,500                 579,755
 MFA Mortgage Investments                                   11,837                  72,561
 Mid-America Apartment Communities                          22,600               1,051,126
 National Health Investors                                  20,300                 560,483
                                                Shares

                                                Held                             Value

-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MISCELLANEOUS INVESTING (CONTINUED)
                                                                              $
 New Century Financial                                       2,500                  90,675
 Newcastle Investment                                        1,800                  50,220
 NovaStar Financial                                          5,900                 194,641
 Parkway Properties                                          5,300                 248,676
 Pennsylvania Real Estate Invest Trust                      22,000                 927,960
 Post Properties                                            13,500                 502,875
 RAIT Investment Trust                                      17,000                 484,500
 Saul Centers                                                9,800                 352,702
 Senior Housing Properties Trust                            21,100                 400,900
 Tanger Factory Outlet Centers                               1,400                  38,934
 Taubman Centers                                             6,100                 193,370
 Urstadt Biddle Properties                                   3,000                  45,480
 Ventas                                                     13,700                 441,140
 Winston Hotels                                              3,500                  35,000
                                                                                14,107,521
MISCELLANEOUS MANUFACTURERS (0.03%)
 AptarGroup                                                    800                  39,848
MRI-MEDICAL DIAGNOSTIC IMAGING (0.05%)
 Alliance Imaging /1/                                        7,800                  66,690
MULTI-LINE INSURANCE (0.15%)
 Direct General                                              4,600                  90,758
 United Fire & Casualty                                      2,300                 103,753
                                                                                   194,511
MULTIMEDIA (0.18%)
 Entravision Communications /1/                              5,800                  45,646
 Journal Communications                                      2,400                  35,760
 Media General                                               2,500                 145,025
                                                                                   226,431
MUSIC (0.10%)
 Steinway Musical Instruments /1/                            4,600                 121,210
NETWORKING PRODUCTS (0.68%)
 3Com /1/                                                    7,400                  30,192
 Adaptec /1/                                                19,500                  74,685
 Anixter International /1/                                   6,200                 250,046
 Black Box                                                   4,800                 201,408
 Hypercom /1/                                                3,500                  22,820
 Polycom /1/                                                 3,500                  56,595
 SafeNet /1/                                                 6,376                 231,513
                                                                                   867,259
NON-HAZARDOUS WASTE DISPOSAL (0.03%)
 Allied Waste Industries /1/                                 4,500                  38,025
NON-HOTEL GAMBLING (0.19%)
 Argosy Gaming /1/                                           3,600                 169,164
 Isle of Capri Casinos /1/                                   3,400                  72,692
                                                                                   241,856
OFFICE AUTOMATION & EQUIPMENT (0.25%)
 Global Imaging Systems /1/                                    600                  20,430
 Imagistics International /1/                                7,100                 297,135
                                                                                   317,565
OFFICE SUPPLIES & FORMS (0.44%)
 Ennis                                                       3,100                  52,080
                                                Shares

                                                Held                             Value

-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OFFICE SUPPLIES & FORMS (CONTINUED)
                                                                              $
 John H. Harland                                            11,400                 506,160
                                                                                   558,240
OIL & GAS DRILLING (0.79%)
 Todco                                                      24,100               1,005,211
OIL COMPANY-EXPLORATION & PRODUCTION (2.76%)
 Cimarex Energy /1/                                         14,965                 678,363
 Comstock Resources /1/                                      8,700                 285,447
 Edge Petroleum /1/                                          3,200                  84,448
 Energy Partners /1/                                         7,500                 234,150
 Harvest Natural Resources /1/                               6,900                  74,037
 Houston Exploration /1/                                     6,600                 443,850
 Plains Exploration & Production /1/                           800                  34,256
 Pogo Producing                                                500                  29,470
 Remington Oil & Gas /1/                                     1,300                  53,950
 Southwestern Energy /1/                                     7,900                 579,860
 Spinnaker Exploration /1/                                   3,000                 194,070
 Stone Energy /1/                                            8,000                 488,320
 Swift Energy /1/                                            7,100                 324,825
                                                                                 3,505,046
OIL FIELD MACHINERY & EQUIPMENT (0.22%)
 Dril-Quip /1/                                               1,600                  76,800
 Lone Star Technologies /1/                                  3,700                 205,683
                                                                                   282,483
OIL REFINING & MARKETING (0.16%)
 Giant Industries /1/                                        2,200                 128,788
 Tesoro                                                      1,100                  73,964
                                                                                   202,752
OIL-FIELD SERVICES (0.73%)
 Cal Dive International /1/                                  1,700                 107,797
 Hanover Compressor /1/                                      4,800                  66,528
 Key Energy Services /1/                                     2,400                  35,568
 Oceaneering International /1/                               1,300                  69,433
 Oil States International /1/                               11,000                 399,410
 RPC                                                         2,650                  68,264
 Universal Compression Holdings /1/                          4,400                 174,988
                                                                                   921,988
PAPER & RELATED PRODUCTS (0.45%)
 Potlatch                                                      900                  46,908
 Rock-Tenn                                                   8,000                 120,800
 Schweitzer-Mauduit International                           10,400                 232,128
 Wausau Paper                                               14,000                 175,140
                                                                                   574,976
PHYSICAL THERAPY & REHABILITATION CENTERS (0.02%)
 RehabCare Group /1/                                         1,500                  30,780
PHYSICIAN PRACTICE MANAGEMENT (0.30%)
 Pediatrix Medical Group /1/                                 5,000                 384,100
PIPELINES (0.03%)
 National Fuel Gas                                           1,100                  37,620
POULTRY (0.19%)
 Gold Kist /1/                                               3,000                  58,650
                                                Shares

                                                Held                             Value

-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
POULTRY (CONTINUED)
                                                                              $
 Pilgrim's Pride                                             1,800                  65,520
 Sanderson Farms                                             3,200                 118,912
                                                                                   243,082
PRINTING-COMMERCIAL (0.20%)
 Banta                                                       1,000                  50,890
 Consolidated Graphics /1/                                   1,200                  51,660
 Valassis Communications /1/                                 3,800                 148,124
                                                                                   250,674
PRIVATE CORRECTIONS (0.19%)
 Cornell /1/                                                 2,500                  36,775
 GEO Group /1/                                               7,800                 206,700
                                                                                   243,475
PROPERTY & CASUALTY INSURANCE (3.22%)
 American Physicians Capital /1/                             2,100                 103,173
 Arch Capital Group /1/                                      1,700                  84,303
 Argonaut Group /1/                                         10,300                 278,203
 Baldwin & Lyons                                               875                  21,901
 EMC Insurance Group                                         3,100                  55,955
 Infinity Property & Casualty                                5,700                 200,013
 LandAmerica Financial Group                                 9,000                 581,850
 Midland                                                     3,800                 136,914
 Navigators Group /1/                                          900                  33,588
 Ohio Casualty                                               2,800                  75,936
 Philadelphia Consolidated Holding /1/                         400                  33,960
 PMA Capital /1/                                            40,200                 352,956
 ProAssurance /1/                                              900                  42,003
 RLI                                                         2,800                 129,528
 Safety Insurance Group                                      7,400                 263,366
 Selective Insurance Group                                   7,500                 366,750
 State Auto Financial                                        3,100                  98,084
 Stewart Information Services                                9,600                 491,520
 Zenith National Insurance                                  11,600                 727,204
                                                                                 4,077,207
PUBLISHING-BOOKS (0.30%)
 Scholastic /1/                                              9,300                 343,728
 Thomas Nelson                                               1,900                  35,625
                                                                                   379,353
PUBLISHING-NEWSPAPERS (0.05%)
 Journal Register /1/                                        4,000                  64,720
PUBLISHING-PERIODICALS (0.16%)
 Primedia /1/                                               39,900                 163,191
 Reader's Digest Association                                 2,800                  44,716
                                                                                   207,907
RADIO (0.47%)
 Radio One /1/                                              41,300                 543,095
 Saga Communications /1/                                     3,700                  49,210
                                                                                   592,305
REAL ESTATE MANAGEMENT & SERVICES (0.19%)
 Jones Lang LaSalle /1/                                      5,300                 244,118
REINSURANCE (0.08%)
 Odyssey Re Holdings                                         1,600                  40,864
                                                Shares

                                                Held                             Value

-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
REINSURANCE (CONTINUED)
                                                                              $
 Platinum Underwriters Holdings                              2,200                  65,758
                                                                                   106,622
RENTAL-AUTO & EQUIPMENT (0.78%)
 Aaron Rents                                                12,825                 271,249
 Dollar Thrifty Automotive Group /1/                         8,700                 292,929
 Electro Rent /1/                                            3,400                  42,772
 Rent-Way /1/                                               13,300                  91,371
 United Rentals /1/                                         14,900                 293,679
                                                                                   992,000
RESORTS & THEME PARKS (0.08%)
 Bluegreen /1/                                               1,400                  24,710
 Six Flags /1/                                               9,900                  71,181
                                                                                    95,891
RETAIL-APPAREL & SHOE (1.89%)
 Brown Shoe                                                  5,000                 165,000
 Burlington Coat Factory Warehouse                           8,700                 330,948
 Cato                                                        2,500                  49,825
 Charming Shoppes /1/                                       46,000                 490,820
 Children's Place /1/                                        1,610                  57,380
 Claire's Stores                                             1,700                  41,021
 Dress Barn /1/                                             10,100                 229,876
 Genesco /1/                                                 4,100                 152,684
 Kenneth Cole Productions                                    4,300                 117,347
 Men's Wearhouse /1/                                           100                   2,670
 Pacific Sunwear of California /1/                           1,700                  36,448
 Payless ShoeSource /1/                                      9,100                 158,340
 Stage Stores /1/                                           11,350                 304,975
 Too /1/                                                     9,300                 255,099
                                                                                 2,392,433
RETAIL-AUTO PARTS (0.12%)
 CSK Auto /1/                                                9,800                 145,824
RETAIL-AUTOMOBILE (0.98%)
 Asbury Automotive Group /1/                                22,400                 381,472
 Lithia Motors                                              23,800                 689,724
 Sonic Automotive                                            3,700                  82,214
 United Auto Group                                           2,800                  92,512
                                                                                 1,245,922
RETAIL-BEDDING (0.01%)
 Linens 'N Things /1/                                          500                  13,350
RETAIL-CATALOG SHOPPING (0.06%)
 MSC Industrial Direct                                       2,200                  72,974
RETAIL-COMPUTER EQUIPMENT (0.12%)
 Insight Enterprises /1/                                     4,500                  83,700
 Systemax /1/                                                9,100                  64,064
                                                                                   147,764
RETAIL-CONVENIENCE STORE (0.20%)
 Casey's General Stores                                      7,000                 162,400
 Pantry /1/                                                  2,500                  93,425
                                                                                   255,825
RETAIL-DISCOUNT (0.33%)
 ShopKo Stores /1/                                          16,600                 423,632
                                                Shares

                                                Held                             Value

-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-FABRIC STORE (0.08%)
                                                                              $
 Jo-Ann Stores /1/                                           5,975                 103,368
RETAIL-HYPERMARKETS (0.09%)
 Smart & Final /1/                                           8,600                 111,284
RETAIL-JEWELRY (0.17%)
 Movado Group                                                3,800                  71,136
 Zale /1/                                                    5,500                 149,490
                                                                                   220,626
RETAIL-PAWN SHOPS (0.35%)
 Cash America International                                 21,200                 439,900
RETAIL-RESTAURANTS (1.05%)
 Bob Evans Farms                                               100                   2,271
 CBRL Group                                                  1,000                  33,660
 Jack in the Box /1/                                        11,000                 329,010
 Landry's Seafood Restaurants                               18,600                 544,980
 Luby's /1/                                                  5,100                  66,606
 O'Charley's /1/                                             5,600                  80,136
 Papa John's International /1/                               3,500                 175,420
 Ruby Tuesday                                                2,900                  63,104
 Ryan's Restaurant Group /1/                                 2,450                  28,591
                                                                                 1,323,778
RETAIL-SPORTING GOODS (0.03%)
 Sports Authority /1/                                        1,195                  35,181
RETAIL-TOY STORE (0.05%)
 Build-A-Bear Workshop /1/                                   2,800                  62,440
RETAIL-VIDEO RENTAL (0.01%)
 Movie Gallery                                               1,700                  17,663
SAVINGS & LOANS-THRIFTS (3.09%)
 BankAtlantic Bancorp                                       21,900                 372,081
 BankUnited Financial                                       10,400                 237,848
 Berkshire Hills Bancorp.                                    1,000                  34,000
 Commercial Capital Bancorp.                                 5,799                  98,583
 Commercial Federal                                          4,000                 136,560
 Dime Community Bancshares                                   7,925                 116,656
 First Financial Holdings                                    2,300                  70,656
 First Niagara Financial Group                              34,346                 495,956
 First Place Financial                                       2,800                  62,076
 FirstFed Financial /1/                                      4,200                 226,002
 Flagstar Bancorp.                                           8,700                 140,070
 Franklin Bank /1/                                           2,800                  45,220
 ITLA Capital /1/                                            1,300                  68,237
 KNBT Bancorp.                                               2,800                  43,596
 MAF Bancorp                                                 7,618                 312,338
 NewAlliance Bancshares                                      3,300                  48,312
 Ocwen Financial /1/                                         9,100                  63,154
 Partners Trust Financial Group                             15,300                 176,256
 Provident Financial Services                                4,700                  82,720
 Sterling Financial - Pennsylvania                           8,031                 161,825
 Sterling Financial - Washington /1/                        24,120                 543,906
 TierOne                                                     6,500                 171,015
 WSFS Financial                                              3,500                 206,115
                                                                                 3,913,182
                                                Shares

                                                Held                             Value

-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SCHOOLS (0.03%)
                                                                              $
 Career Education /1/                                          900                  32,004
SEISMIC DATA COLLECTION (0.18%)
 Veritas DGC /1/                                             6,200                 227,044
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.66%)
 Cirrus Logic /1/                                           11,600                  88,044
 Emulex /1/                                                  8,200                 165,722
 Exar /1/                                                    4,300                  60,286
 Genesis Microchip /1/                                       5,900                 129,505
 Integrated Device Technology /1/                           20,400                 219,096
 Standard Microsystems /1/                                   5,200                 155,532
 Vitesse Semiconductor /1/                                  10,600                  19,928
                                                                                   838,113
SEMICONDUCTOR EQUIPMENT (0.95%)
 Asyst Technologies /1/                                      4,500                  20,970
 Axcelis Technologies /1/                                   23,100                 120,582
 Cabot Microelectronics /1/                                  1,500                  44,070
 Cohu                                                        5,400                 127,710
 Credence Systems /1/                                       16,700                 133,266
 Entegris /1/                                               35,839                 404,981
 Kulicke & Soffa Industries /1/                              8,600                  62,350
 MKS Instruments /1/                                         9,200                 158,516
 Photronics /1/                                              6,800                 131,920
                                                                                 1,204,365
SOFTWARE TOOLS (0.03%)
 Altiris /1/                                                 2,100                  32,109
STEEL PIPE & TUBE (0.44%)
 NS Group /1/                                                4,900                 192,325
 Valmont Industries                                         12,300                 361,128
                                                                                   553,453
STEEL PRODUCERS (0.99%)
 Carpenter Technology                                          600                  35,166
 Chaparral Steel /1/                                         6,800                 171,496
 Reliance Steel & Aluminum                                   8,900                 471,077
 Ryerson Tull                                                2,800                  59,640
 Schnitzer Steel Industries                                  2,950                  96,081
 Steel Dynamics                                             12,300                 417,708
                                                                                 1,251,168
STEEL-SPECIALTY (0.07%)
 Oregon Steel Mills /1/                                      3,200                  89,280
TELECOMMUNICATION EQUIPMENT (0.32%)
 Arris Group /1/                                             6,700                  79,462
 CommScope /1/                                               9,300                 161,262
 Comtech Telecommunications /1/                              1,250                  51,837
 Ditech Communications /1/                                   5,700                  38,418
 North Pittsburgh Systems                                      800                  16,328
 UTStarcom /1/                                               7,700                  62,909
                                                                                   410,216
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.47%)
 Broadwing /1/                                              12,930                  64,521
 C-COR.net /1/                                               3,900                  26,325
 CIENA /1/                                                 108,700                 286,968
 MRV Communications /1/                                      6,400                  13,632
                                                Shares

                                                Held                             Value

-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (CONTINUED)
                                                                              $
 Newport /1/                                                11,100                 154,623
 Sycamore Networks /1/                                      12,500                  47,125
                                                                                   593,194
TELECOMMUNICATION SERVICES (0.61%)
 Commonwealth Telephone Enterprises                          2,800                 105,560
 MasTec /1/                                                  9,900                 107,910
 NeuStar /1/                                                 1,000                  31,990
 Premiere Global Services /1/                               53,300                 435,994
 Time Warner Telecom /1/                                    11,400                  88,920
                                                                                   770,374
TELEPHONE-INTEGRATED (0.61%)
 Cincinnati Bell /1/                                        91,100                 401,751
 CT Communications                                          16,700                 206,579
 General Communication /1/                                  10,100                  99,990
 Talk America Holdings /1/                                   7,300                  68,839
                                                                                   777,159
TELEVISION (0.05%)
 LIN TV /1/                                                  2,800                  39,060
 Sinclair Broadcast Group                                    3,300                  29,271
                                                                                    68,331
TEXTILE-APPAREL (0.03%)
 Perry Ellis International /1/                               1,900                  41,306
THEATERS (0.05%)
 Carmike Cinemas                                             2,800                  64,232
THERAPEUTICS (0.45%)
 AtheroGenics /1/                                            8,989                 144,094
 AVANIR Pharmaceuticals /1/                                 59,400                 183,546
 Cypress Bioscience /1/                                     15,100                  81,691
 MGI Pharma /1/                                              1,200                  27,972
 United Therapeutics /1/                                     1,900                 132,620
                                                                                   569,923
TOBACCO (0.57%)
 Alliance One International                                 24,700                  87,438
 Universal                                                  16,200                 629,046
                                                                                   716,484
TOYS (0.29%)
 Jakks Pacific /1/                                          20,200                 327,846
 Marvel Entertainment /1/                                    2,000                  35,740
                                                                                   363,586
TRANSPORT-EQUIPMENT & LEASING (0.60%)
 AMERCO /1/                                                  2,600                 151,294
 Gatx                                                       10,700                 423,185
 Greenbrier                                                  3,100                 103,044
 Interpool                                                   4,700                  85,775
                                                                                   763,298
TRANSPORT-MARINE (0.10%)
 General Maritime                                            1,500                  55,215
 Kirby /1/                                                   1,400                  69,202
                                                                                   124,417
TRANSPORT-RAIL (0.48%)
 Genesee & Wyoming /1/                                      13,750                 435,875
                                                Shares

                                                Held                             Value

-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TRANSPORT-RAIL (CONTINUED)
                                                                              $
 RailAmerica /1/                                            14,800                 176,120
                                                                                   611,995
TRANSPORT-SERVICES (0.25%)
 Offshore Logistics /1/                                      5,400                 199,800
 Pacer International                                         1,500                  39,540
 Sirva /1/                                                  10,600                  79,076
                                                                                   318,416
TRANSPORT-TRUCK (0.44%)
 Arkansas Best                                               2,600                  90,662
 Covenant Transport /1/                                      4,600                  55,660
 Marten Transport /1/                                          900                  22,770
 SCS Transportation /1/                                     10,650                 167,312
 U.S. Xpress Enterprises /1/                                 6,200                  72,292
 Werner Enterprises                                          8,307                 143,628
                                                                                   552,324
VETERINARY PRODUCTS (0.02%)
 PetMed Express /1/                                          2,100                  21,756
WATER (0.18%)
 American States Water                                       2,800                  93,688
 California Water Service Group                              2,800                 115,360
 SJW                                                           300                  14,484
                                                                                   223,532
WEB PORTALS (0.17%)
 Earthlink /1/                                              11,800                 126,260
 United Online /1/                                           6,750                  93,487
                                                                                   219,747
WIRE & CABLE PRODUCTS (0.24%)
 Belden CDT                                                  1,500                  29,145
 Encore Wire /1/                                             7,450                 121,137
 General Cable /1/                                           9,100                 152,880
                                                                                   303,162
WIRELESS EQUIPMENT (0.28%)
 Powerwave Technologies /1/                                 24,400                 316,956
 SpectraLink                                                 2,500                  31,875
                                                                                   348,831
                                              TOTAL COMMON STOCKS              121,518,825











                                                Principal

                                                Amount                           Value

-------------------------------------------------------------------------------------------------
TREASURY BONDS (0.48%)
 U.S. Treasury /2/
                                                           $                  $
  1.88%; 11/30/05                                          610,000                 608,523
                                             TOTAL TREASURY BONDS                  608,523
                                                                              ------------

                             TOTAL PORTFOLIO INVESTMENTS (96.43%)              122,127,348
OTHER ASSETS AND LIABILITIES, NET (3.57%)                                        4,521,198
                                       TOTAL NET ASSETS (100.00%)             $126,648,546
                                                                              --------------

                            SCHEDULE OF INVESTMENTS
                             SMALLCAP VALUE ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)

                            SCHEDULE OF INVESTMENTS
                             SMALLCAP VALUE ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)

                            SCHEDULE OF INVESTMENTS
                             SMALLCAP VALUE ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)

                            SCHEDULE OF INVESTMENTS
                             SMALLCAP VALUE ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)

                            SCHEDULE OF INVESTMENTS
                             SMALLCAP VALUE ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)

                            SCHEDULE OF INVESTMENTS
                             SMALLCAP VALUE ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)

                            SCHEDULE OF INVESTMENTS
                             SMALLCAP VALUE ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)

                            SCHEDULE OF INVESTMENTS
                             SMALLCAP VALUE ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)

                            SCHEDULE OF INVESTMENTS
                             SMALLCAP VALUE ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)

                            SCHEDULE OF INVESTMENTS
                             SMALLCAP VALUE ACCOUNT

                         SEPTEMBER 30, 2005 (UNAUDITED)


   Contract                    Opening       Current      Unrealized
     Type        Commitment  Market Value  Market Value   Gain (Loss)
----------------------------------------------------------------------
FUTURES CONTRACTS
13 Russell 2000    Buy        $4,418,762    $4,368,650     $(50,112)
December 2005
Futures


/1 /Non-income producing security.
/2 /Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $309,249 or 0.24% of net assets.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation                      $27,351,076
Unrealized Depreciation                       (4,970,953)
                                             -----------
Net Unrealized Appreciation (Depreciation)    22,380,123
Cost for federal income tax purposes         $99,747,225


The Account's schedules of investments as of September 30, 2005 have not been audited. This report is provided for the general information of the Account's shareholders. For more information regarding the Account and its holdings, please see the Account's most recent prospectus and annual report.

ITEM 2 - CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3 - EXHIBITS

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.CERT.


                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Principal Variable Contracts Fund, Inc.
                ------------------------------------------------------------



By           /s/ Ralph C. Eucher
         -----------------------------------------------------------------------
         Ralph C. Eucher, President and CEO

Date         11/14/2005
         ---------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By           /s/ Ralph C. Eucher
             --------------------------------------------------------------

         Ralph C. Eucher, President and CEO

Date         11/14/2005
             ---------------------------



By           /s/ Jill R. Brown
             --------------------------------------------------------------

         Jill R. Brown, Vice President and Chief Financial Officer

Date         11/14/2005
             ---------------------------